As filed with the Securities and Exchange Commission on April 30, 2010
Registration Nos.: 333-158546; 811-03972

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 1	(X)

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 49	(X)

FUTUREFUNDS SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Officers)  (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Beverly A. Byrne, Esq.
Chief Compliance Officer and Chief Legal Counsel, Financial Services
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado  80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C.  20007-5208

Approximate Date of Proposed Public Offering:   Continuous.

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) of Rule 485

X	On May 1, 2010, pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485

On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  flexible premium deferred variable annuity contracts.

FutureFunds Select
A Group Fixed and Variable Deferred Annuity Contract

Issued by
FutureFunds Series Account
of Great-West Life & Annuity Insurance Company

Distributed by
GWFS Equities, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255

Overview
This Prospectus describes FutureFunds Select, a group flexible premium deferred fixed and variable annuity contract (“Contract”) designed for purchase by employers, associations and organizations to fund either tax-qualified retirement programs that qualify for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), or non-qualified plans. The Contract provides a variable annuity insurance contract that includes investment divisions (“Variable Accounts”) of FutureFunds Series Account (the “Series Account”), the value of which is based on the investment performance of the corresponding mutual funds (“Eligible Funds”) you select, as listed below.  GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts. Great-West Life & Annuity Insurance Company (“we,” “us” or “Great-West”) issues Contracts in connection with:

• pension or profit-sharing plans described in Code section 401(a) (“401(a) Plans”);
• cash or deferred profit sharing plans described in Code section 401(k) (“401(k) Plans”);
• tax-sheltered or tax-deferred annuities described in Code section 403(b) (“403(b) Plans”);
• deferred compensation plans described in Code section 457(b) or (f) (“457(b) or (f) Plans”);
• qualified governmental excess benefit plans described in Code section 415(m) (“415(m) Plans”); and
• nonqualified deferred compensation plans (“NQDC Plans”).

PARTICIPATION IN THE CONTRACT

You may be eligible to participate in the Contract if you participate in one of the Plans described above.  The owner of a Contract will be an employer, plan trustee, certain employer or employee associations, as applicable (“Contractholder”). Great-West will establish a Participant account (“Participant Account”) in your name.  This Participant Account will reflect the dollar value of the Contributions made on your behalf.

Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

PAYMENT OPTIONS

The Contract offers you a variety of annuity payment options.  You can select from options that provide for fixed payments.  Depending on the terms of your Plan, other annuity payment options acceptable to Great-West may be available under your Contract, including options that provide for variable payments or a combination of fixed and variable payments.  If you select a variable payment option, your payments will reflect the investment experience of the Variable Account(s) you select.  Income can be guaranteed for your lifetime and/or your spouse’s lifetime or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Contract, and (2) your needs and circumstances.

ALLOCATING YOUR MONEY

You can allocate your Contributions among several Variable Accounts of the Series Account.  Each Variable Account invests all of its assets in one of the corresponding Eligible Funds.  Following is a list of each Eligible Fund:

Alger Mid   Cap Growth Portfolio – Class I-2 ( formerly Alger American MidCap Growth Portfolio)
Alger Small Cap Growth Institutional Fund - Class I
Alger American Balanced Portfolio – Class I-2
American Century® Equity Income Fund – Investor Class
American Century® Income & Growth Fund – Investor Class
American Funds Capital World Growth and Income Fund - Class R-3
American Funds Growth Fund of America – Class R3
Artisan International Fund – Investor Class
Columbia Asset Allocation Fund, Variable Series – Class A
Columbia Mid Cap Value Fund – Class R
Davis New York Venture Fund – Class R
Federated Capital Appreciation Fund - Class A
Fidelity VIP Contrafund® Portfolio - Initial Class
Fidelity VIP Growth Portfolio – Initial Class
Franklin Small-Mid Cap Growth Fund – Class A
Invesco Small Cap Growth Fund - Class A
Janus Aspen Worldwide Portfolio - Institutional Shares
Janus Fund
Janus Twenty Fund
Janus Worldwide Fund
Lord Abbett Value Opportunities Fund – Class A
Maxim Ariel MidCap Value Portfolio
Maxim Ariel Small-Cap Value Portfolio
Maxim Bond Index Portfolio
Maxim Janus Large Cap Growth Portfolio
Maxim Index 600 Portfolio
Maxim Invesco ADR Portfolio
Maxim Lifetime 2015 Portfolio II – Class T
Maxim Lifetime 2025 Portfolio II – Class T
Maxim Lifetime 2035 Portfolio II – Class T
Maxim Lifetime 2045 Portfolio II – Class T
Maxim Lifetime 2055 Portfolio II – Class T
Maxim Loomis Sayles Bond Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim MFS International Value Portfolio ( formerly Maxim Bernstein International Equity Portfolio)
Maxim Money Market Portfolio
Maxim Small-Cap Growth Portfolio
Maxim Stock Index Portfolio
Maxim T. Rowe Price Equity-Income Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio
Maxim U.S. Government Mortgage Securities Portfolio
Maxim Aggressive Profile I Portfolio
Maxim Conservative Profile I Portfolio
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio
Maxim Moderately Conservative Profile I Portfolio
MFS Core Growth Fund – Class A
Oppenheimer Capital Appreciation Fund -Class A
Oppenheimer Global Fund – Class A
PIMCO Total Return Fund - Administrative Class
Pioneer Equity Income VCT Portfolio - Class II
Putnam High Yield Advantage Fund – Class R
Putnam International Capital Opportunities Fund – Class R
RidgeWorth Small Cap Growth Stock Fund – Class I
Royce Total Return Fund – Class K
RS Small Cap Growth Fund
RS Select Growth Fund
Van Kampen American Value Fund – Class R
Van Kampen Comstock Fund – Class R
Van Kampen Small Cap Value Fund - Class A

You may also allocate your money to a “Fixed Account” option where you can earn a fixed rate of return on your investment set by Great-West in its sole discretion.  Your interest in Fixed Account(s) is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Variable Account(s) and the Fixed Account(s) available to you will depend on the terms of the Contract.  Please consult with the Contractholder and/or the Contract for more information.  We offer other variable annuity contracts supported by the Series Account that have different charges and contract features.

This Prospectus presents important information you should read before participating in the Contract.  Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (the “SAI”) dated May 1 , 20 10 , which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255.  You may also obtain the Prospectus, material incorporated by reference, and other information regarding Great-West by visiting the SEC’s Web site at http://www.sec.gov.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Contract is not available in all states.

The date of this prospectus is May 1 , 20 10

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Definitions
Fee Tables
Condensed Financial Information
Financial Statements
Great-West Life & Annuity Insurance Company
FutureFunds Series Account
Investments of the Series Account
The Contracts
Accumulation Period
Participant Enrollment Form and Initial Contribution
Subsequent Contributions
Transaction Date
Participant Account Value
Making Transfers Under the Contract
Requesting Transfers
Market Timing & Excessive Trading
Automatic Custom Transfer
Loans
Total and Partial Withdrawals
Making a Withdrawal for Transfers to Other Companies Under the Plan
Making a Withdrawal for Transfers to Other Plans
Transfers From a Governmental Plan for the Purchase of Permissive Service Credits
Contact Termination
Contract Termination Due to Plan Termination
Charges and Deductions
Lump Sum Payment Option
Periodic Payment Options
Annuity Payment Options
Federal Tax Consequences
Voting Rights
Distribution of the Contracts
State Regulation
Restrictions under the Texas Optional Retirement Program
Reports
Rights Reserved by Great-West
Adding and Discontinuing Investment Options
Substitution of Investments
Legal Matters
Available Information
Appendix A, Condensed Financial Information
Appendix B, Calculation of the Net Investment Factor

Definitions

Accumulation Period: The period between the effective date of your participation in the Contract and the Annuity Commencement Date.

Accumulation Unit: The accounting measure described in the Contract and used by Great-West to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of Great-West are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Alternate Payee:  Any spouse, former spouse, child or other dependent of a Participant who is recognized by a Qualified Domestic Relations Order as having a right to receive all or a portion of the benefit payable under a Plan with respect to such Participant.

Annuity Commencement Date:  The date annuity payments begin under an annuity payment option.

Code:  The Internal Revenue Code of 1986, as amended from time to time, or any future United States Internal Revenue law that replaces the Internal Revenue Code of 1986.  References herein to specific section numbers shall be deemed to include Treasury regulations and Internal Revenue Service guidance thereunder, and to corresponding provisions of any future Internal Revenue law that replaces the Internal Revenue Code of 1986.

Contract: An agreement between Great-West and the Contractholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Contractholder: Depending on the type of Plan and the employer’s involvement, the Contractholder will be an employer, plan trustee, certain employer associations or employee associations.

Contribution(s):  Purchase payments, eligible rollovers, transfers, payroll deductions and other amounts received by Great-West under the Contract on your behalf and allocated to a Participant Account.

Distribution(s): amounts paid out of the group annuity contract pursuant to the terms of the Plans.

Eligible Fund: A mutual fund, unit investment trust or other investment portfolio in which a Variable Account invests all of its assets.

Fixed Account(s): One or more accounts within the General Account that provides a rate of return into which Contributions may be allocated or the Participant Account Value may be Transferred.  Please see your Contract for the available Fixed Accounts. Your interests in the Fixed Account(s) are not securities and are not subject to review by the SEC.

Fixed Account Value:  The sum of your interest in the Fixed Account(s).

General Account:  Great-West’s assets other than those held in any segregated investment account or the Series Account.

Participant: The person who is eligible to and elects to participate in the Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Account: A separate record in the name of each Participant which reflects his or her share in the Variable Accounts and Fixed Accounts.

Participant Account Value: The total value of your interest under the Contract.  It is the total of your Fixed Account Values and Variable Account Values credited to the Participant Account.

Payee:  A person entitled to receive all or a portion of the value of the Participant Account.

Plan:  The underlying plan document of the Contractholder written in accordance with the applicable sections of the Code.  For purposes of Code Section 403(b) annuity programs that do not have a plan document, Plan, when used herein, will mean the provisions and/or rules of the Contractholder’s 403(b) annuity program.

Premium Tax: The amount of tax, if any, charged by a state or other governmental authority.

Qualified Domestic Relations Order:  A domestic relations order that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to a Participant and that complies with the requirements of the Code and the Employee Retirement Income Security Act of 1972, as amended (“ERISA”), if applicable, and is approved by the Plan.

Request: An inquiry or instruction in a form satisfactory to Great-West.  A valid Request must be: (1) received by Great-West at its Administrative Offices; (2) approved by the Contractholder, or the Contractholder’s designee; and (3) submitted in accordance with the provisions of the Contract, or as required by Great-West.

Restorations: A type of Start-Up Cost incurred by us when we agree to restore any back-end load charges, market value adjustments, or other investment charges deducted from Plan assets under a prior investment option.

Series Account: FutureFunds Series Account, a segregated investment account established by Great-West into which Contributions may be invested or the Participant Account Value may be Transferred.  The Series Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Variable Accounts.

Start-Up Costs:  The amounts incurred by Great-West in acquiring and implementing the Plan, which may include but are not limited to restorations, commissions or other costs.

Transfer: When you move all or a portion of your Participant Account Value from one Variable Account, Fixed Account or provider to another.

Valuation Date: The date on which the net asset value of each Variable Account is determined.   This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET).  It is also the date on which Great-West will process any Contribution or Request received.  Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a Valuation Date.

Valuation Period: The period between successive Valuation Dates.

Variable Account: Divisions of the Series Account, one for each Eligible Fund.  Each Variable Account has its own Accumulation Unit value. A Variable Account may also be referred to as an “investment division” or “sub-account” in the Prospectus, SAI or Series Account financial statements.

Variable Account Value: The sum of your interest in the Variable Accounts.

FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Contract.  The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or transfer cash value between investment options.  State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES1

Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Contract Termination Charge (as a percentage of Start-Up Costs, if applicable)	0.00% - 100.00	%2
Transfer Fee	None
Premium Tax Charges	0.00% - 3.5	%3

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.
Annual Contract Maintenance Charge	$100.00

SERIES ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account Value)
Maximum Daily Variable Asset Charge (“VAC”) Deduction4	1.25%
Total Series Account Annual Expenses	1.25%

1 In addition to the listed transaction expenses, each of which are described in more detail in this prospectus and the Contract, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity.  In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.

2 Upon termination of the Contract by the Contractholder, a Contract Termination Charge may apply, which is a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West.  Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts.  For more information about the Contract Termination Charge, please see “Contract Termination Charge” on page XX

3 A premium tax charge may apply upon full surrender, death or annuitization.

4 The VAC is deducted from each Variable Account’s Accumulation Unit value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix A.  Please see “Charges and Deductions: Variable Asset Charge Deduction” on page XX for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Contract.  More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE	Minimum	Maximum

(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)5	0.46%	1. 9 2%6

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

5 Ten of the Eligible Funds, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios, operate as "fund of funds" that invest substantially all of their assets in shares of other Maxim Series Fund Portfolios, portfolios in the same group of investment companies as the Maxim Series Fund and portfolios of unaffiliated investment companies (the “Underlying Portfolios”).  Because of this, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios also bear their pro rata share of the operating expenses of the Underlying Portfolios.  The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios as a result of their investment in shares of one or more Underlying Portfolios.

6 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement.  The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund's expenses in order to keep the Eligible Fund's expenses below specified limits.  The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements.  Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund's prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds.  In addition, this Example assumes no transfers were made and no premium taxes were deducted.7  If these arrangements were considered, the expenses shown would be higher.  This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds.  If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$3 15	$ 962	$1, 632	$ 3,414

(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

3 15	$ 962	$1, 632	$ 3,414

The examples do not show the effect of premium taxes.  Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization.  The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Account Value.

The Fee Tables and Example should not be considered a representation of past or future expenses and charges of the Eligible Funds.  Your actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the Example is not an estimate or a guarantee of future investment performance.

7 This Example does not assume application of a Contract Termination Charge, which, may or may not apply upon Termination depending on the terms of the Plan.  If it applies, the Contract Termination Charge is as a percentage of the original Start-Up Costs based on a schedule that declines over a period of time and is mutually agreed upon by the Contractholder and Great-West.  Depending on the terms of the Plan, the Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts.  For more information about the Contract Termination Charge, please see “Contract Termination Charge” on page XX .

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division.  The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge.  The information in the table is derived from the financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm.  To obtain a fuller picture of each Investment Division’s finances and performance, you should also review the Series Account’s financial statements, which are contained in the SAI.

FINANCIAL STATEMENTS

The SAI contains our financial statements and those of the Series Account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company originally organized under the laws of the State of Kansas as the National Interment Association.  Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

Great-West is an indirect wholly owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

Great-West has primary responsibility for administration of the Contract and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

Great-West originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists and is governed pursuant to Colorado law as a result of our redomestication. The Series Account consists of Variable Accounts and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.

We do not guarantee the investment performance of the Variable Accounts. The portion of your Participant Account Value allocated to the Variable Accounts and the amount of periodic payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Variable Accounts.

The Series Account and its Variable Accounts are administered and accounted for as part of Great-West’s general business.   However, the income, gains or losses of each Variable Account are credited to or charged against the assets held in that Variable Account, without regard to other income, gains or losses of any other Variable Account and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contract and other contracts issued by us that are supported by the Series Account are generally corporate obligations of Great-West.

The Series Account currently has several Variable Accounts available for allocation of Contributions. Each Variable Account invests in shares of an Eligible Fund each having a specific investment objective.  If Great-West decides to make additional Variable Accounts available to Contractholders, Great-West may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Variable Accounts may not be available under your Contract because the Contractholder may decide to offer only a select number of Eligible Funds and the accompanying Variable Accounts under its Plan. Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information concerning the availability of Variable Accounts under your Contract.

Each Variable Account invests in an Eligible Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds.  Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts.  These Eligible Funds are often referred to as “insurance dedicated funds,” and are used for “mixed” and “shared” funding.  “Mixed funding” occurs when shares of an Eligible Fund, which the Variable Accounts buy for the Contract, are bought for variable life insurance policies issued by us or other insurance companies.  “Shared funding” occurs when shares of an Eligible Fund, which the  Variable Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund.  Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Public Eligible Funds.  Twenty- six of the Eligible Funds, which the Variable Accounts buy for the Contract, are also available to the general public.  Variable Accounts investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	American Century Equity Income Fund (Investor Class)
•	American Century Income & Growth Fund (Investor Class)
• •	American Funds Growth Fund of America (Class R3) American Funds Capital World Growth and Income Fund (Class R3)
•	Artisan International Fund (Investor Class)
•	Columbia Mid Cap Value Fund (Class R)
•	Davis New York Venture Fund (Class R)
•	Federated Capital Appreciation Fund (Class A)
•	Franklin Small-Mid Cap Growth Fund (Class A)
•	Invesco Small Cap Growth (Class A)
•	Janus Twenty Fund
•	Janus Worldwide Fund
•	Janus Fund
•	Lord Abbett Value Opportunities Fund (Class A)
•	MFS Core Growth Fund (Class A)
•	Oppenheimer Capital Appreciation Fund (Class A)
•	Oppenheimer Global Fund (Class A)
•	PIMCO Total Return Fund (Administrative Class)
•	Putnam High Yield Advantage Fund (Class R)
•	Royce Total Return Fund (Class K)
•	RS Emerging Growth Fund
•	RS Select Growth Fund
•	RidgeWorth Small Cap Growth Stock Fund (Class I)
•	Van Kampen American Value Fund (Class R)
• •	Van Kampen Comstock Fund (Class R) Van Kampen Small Cap Value Fund (Class A)

Payments We Receive.  Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds.  Such compensation is typically based on an annual percentage of Series Account average net assets held in that Eligible Fund by us.  The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund.  For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan.  Any such fees deducted form Eligible Fund assets are disclosed in the Eligible Fund prospectuses.  If GWFS receives 12b-12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy.  There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Eligible Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio. The Eligible Fund seeks to meet this objective by investing in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.   The Eligible Fund invests in securities which are only denominated in U.S. dollars and securities with a weighted average maturity of less than 90 days.  Effective June 30, 2010, the portfolio must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days.  The Eligible Fund also invests in high-quality, short term debt securities.  These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index (the “Barclays Capital Index”).  The Eligible Fund uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Barclays Capital Index.  This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Barclays Capital Index and options on futures contracts.

Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation.  Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.  The Eligible Fund focuses on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Eligible Fund , and maximum total return potential.   The Eligible Fund may invest up to 20% in preferred stock and convertible preferred stock.  It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.  It may also invest up to 35% of its total assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

Maxim U.S. Government Mortgage Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection.  Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.  The Eligible Fund may invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs).  CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators.   The Eligible Fund may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds The Portfolio will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.  The Eligible Fund may invest in mortgage dollar rolls with up to 20% of its net assets.  In a mortgage dollar roll transaction, the Eligible Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation.  Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Russell 3000® Index at the time of initial purchase.  This Eligible Fund will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth.   The Eligible Fund actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment.  The Eligible Fund will not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth.  Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index, an index that tracks stocks of 2000 of the smallest U.S. companies in the Russell 3000® Index.  The Eligible Fund seeks to build a core small-cap portfolio of common stocks of solid growth companies that the Eligible Fund ’s sub-adviser believes are under-valued in the market and opportunistically invests in companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.  The Eligible Fund invests the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000® Index market capitalization range.

Maxim Small-Cap Growth Portfolio seeks to achieve long-term capital growth.  Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 ® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or less at the time of initial purchase.  This Eligible Fund may also invest up to 20% in equity securities of companies with market capitalizations in excess of $3 billion as well as invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depositary Receipts (“ADRs”) are not subject to this 25% limitation.  The Eligible Fund seeks to identify companies believed to have favorable opportunities for capital appreciation within their industry group and invest in these companies when they are determined to be in the developing stages of their life-cycle and have demonstrated, or are expected to achieve, long-term earnings growth.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Index:  S&P SmallCap 600® Stock Index.   The Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the Benchmark Index.  The Eligible Fund seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock’s weight in the Benchmark Index.  This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the following Benchmark Indexes:  Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400® Index, weighted according to their respective pro-rata share of the market.8    The Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the Benchmark Indexes.  The Eligible Fund seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock’s weight in the Benchmark Indexes.  This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.

8 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company.  The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. The Eligible Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.  The Eligible Fund will emphasize companies with favorable prospects for increasing dividend income and capital appreciation.  The Eligible Fund will invest in companies which have one or more of the following characteristics:  established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.  Under normal market conditions, substantial dividend income means that the yield on the Eligible Fund’s securities generally exceeds the yield on the Eligible Fund’s benchmark.  In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities a new product introduction, or a favorable competitive environment.  While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Eligible Fund’s objectives.  The Eligible Fund may invest up to 25% of its total assets in foreign securities.  The Eligible Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities.  The Eligible Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.  Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Eligible Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Eligible Fund’s securities may change after they are purchased, and this may cause the amount of the Eligible Fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the minimum restriction.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Eligible Fund during the time it is above or below the stated percentage would be made in compliance with applicable restrictions.

Maxim Ariel MidCap Value Portfolio seeks long-term capital appreciation.  Under normal circumstances, this Eligible Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Russell 3000® Index at the time of initial purchase.  The Eligible Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.  The Eligible Fund actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment.  The Eligible Fund will not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products of the manufacture of handguns.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term capital appreciation.   The Eligible Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the S&P MidCap 400® Index or the Russell MidCap® Growth Index at the time of purchase.  The market capitalization of the companies in the Eligible Fund, the S&P MidCap 400® Index, and the Russell MidCap® Growth Index will change over time, and the Eligible Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.  The Eligible Fund will select stocks using a growth approach and invest in companies that:  offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; operate in, have a connection to industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.  In pursuing the Eligible Fund’s investment objective, the investment manager has the discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain.  These special situations might arise when the portfolio manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities a new product introduction, or a favorable competitive environment.  While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s investment objectives.  The Eligible Fund may invest up to 25% of its total assets in foreign securities.  The Eligible Fund may also invest in fixed-income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities.

Maxim Janus Large Cap Growth Portfolio seeks long-term growth of capital.  The Eligible Fund will, under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalizations of $4 billion or more at the time of purchase.  The Eligible Fund will, under normal circumstances, concentrate in a core group of 20-40 common stocks. The Eligible Fund may invest in foreign equity and debt securities without limit within the parameters of the Eligible Fund’s specific investment policies.  The Eligible Fund may also invest up to 20% of its net assets at the time of purchase in high yield/high risk (“junk”) bonds. The portfolio manager seeks attractive investment opportunities consistent with the Eligible Fund’s investment policies by looking at companies one at a time.  If the portfolio manager is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash and similar investments.

Maxim Invesco ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification.  Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.  The Eligible Fund can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets.  The Eligible Fund will select stocks from approximately 2,200 large and medium-sized capitalization companies, with a minimum market capitalization of $1 billion.  The Eligible Fund analyzes potential investments through an investment model which compares stock price to measures such as book value, historical return on equity, company’s ability to reinvest capital, dividends, and dividend growth.  The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Maxim MFS International Value Portfolio ( formerly Maxim Bernstein International Equity Portfolio) seeks long-term capital growth.  Under normal circumstances, this Eligible Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets.  The Eligible Fund ’s sub-adviser may invest a relatively large percentage of the portfolio’s assets in a single country, a small number of countries, or a particular geographic region.  The Eligible Fund generally focuses on investing its assets in the stocks of companies that the sub-adviser believes are to be undervalued compared to their perceived worth (value companies).  Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, and other financial measures.  The sub-adviser may invest the portfolio’s assets in companies of any size.  The sub-adviser uses a bottom-up investment approach in buying and selling investments for the portfolio.  Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.  Factors considered may include analysis of earnings, cash flows, competitive position, and management ability.  Quantitative analysis of these and other factors may also be considered.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation . The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund.  The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Eligible Fund has a low emphasis on income and a high emphasis on growth of capital.  The risk of principal for the Eligible Fund is high.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation . .   The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund.  The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Eligible Fund has a low emphasis on income and a medium to high emphasis on growth of capital.  The risk of principal for the Eligible Fund is high.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation . The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund.  The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Eligible Fund has a medium emphasis on income and a medium to high emphasis on growth of capital.  The risk of principal for the Eligible Fund is medium.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation . The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund.  The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Eligible Fund has a medium to high emphasis on income and a low to medium emphasis on growth of capital.  The risk of principal for the Eligible Fund is medium.

Maxim Conservative Profile I Portfolio seeks capital preservation .    The Eligible Fund will, under normal circumstances, invest primarily in other portfolios of the Maxim Series Fund, as well as in other mutual funds that are part of the same group of investment companies as the Eligible Fund.  The Eligible Fund will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Eligible Fund has a high emphasis on income and a low emphasis on growth of capital.  The risk of principal for the Eligible Fund is low.

Maxim Lifetime Asset Allocation Portfolios

Maxim Lifetime 2015 Portfolio II (Class T)   seeks capital appreciation and income consistent with its current asset allocation.  After 2015, the investment objective is to seek income and secondarily, capital growth.  The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015.  Depending on its risk profile and proximity to 2015, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 40-60% of its net assets in Underlying Portfolios that invest primarily in equity securities and 40-60% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  Maxim Capital Management (“MCM”) uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios.  The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2025 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2025, the investment objective is to seek income and secondarily, capital growth.  The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025.  Depending on its risk profile and proximity to 2025, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Portfolios that invest primarily in equity securities and 20-40% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios.  The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2035 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2035, the investment objective is to seek income and secondarily, capital growth.  The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035.  Depending on its risk profile and proximity to 2035, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-30% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios.  The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2045 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2045, the investment objective is to seek income and secondarily, capital growth.  The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045.  Depending on its risk profile and proximity to 2045, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Portfolios that invest primarily in equity securities and 5-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios.  The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

Maxim Lifetime 2055 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation.  After 2055, the investment objective is to seek income and secondarily, capital growth.  The Eligible Fund seeks to achieve its objective by investing in a professionally selected mix of mutual funds (“Underlying Portfolios”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055.  Depending on its risk profile and proximity to 2055, the Eligible Fund employs a combination of investments among Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Eligible Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Portfolios that invest primarily in equity securities and 2-25% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  Over time, the Eligible Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  MCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Portfolios.  The Eligible Fund will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

The Alger Portfolios

Alger Mid   Cap Growth Portfolio ( formerly Alger American MidCap Growth Portfolio) (Class I-2 ) seeks long-term capital appreciation.  This Eligible Fund focuses on midsize companies with promising growth potential.  Under normal circumstances, the Eligible Fund invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap® Growth Index or the S&P MidCap 400 Index, updated quarterly.

Alger American Balanced Portfolio (Class I-2) seeks current income and long-term capital appreciation.  This Eligible Fund focuses on stocks of companies with growth potential and fixed-income securities, especially those which appear to have some potential for capital appreciation.  Under normal circumstances, the Eligible Fund invests in equity securities and fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities.  Most of the Eligible Fund’s fixed-income investments will be concentrated within the four highest categories as determined by an established rating agency or, if not rated, will have been determined by the portfolio manager to be of comparable quality.  The Eligible Fund may also invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies or, if not rated, will have been determined by the portfolio manager to be of comparable quality.  Under normal circumstances, the Eligible Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

Alger Small Cap Growth Institutional Fund (Class I) seeks long-term capital appreciation.  The Eligible Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Eligible Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small-capitalization companies. A small-capitalization company has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. At December 31, 2009, the market capitalization of the companies in these indexes ranged from $20.3 million to $5.6 billion.  The Eligible Fund can invest in options.

Columbia Funds Variable Insurance Trust

Columbia Asset Allocation Fund, Variable Series (Class A) seeks total return, consisting of current income and long-term capital appreciation.  Under normal circumstances, the Eligible Fund invests in a mix of equity and debt securities. The Eligible Fund ’s advisor uses asset allocation as its main investment approach and allocates the Eligible Fund ’s assets among equity and debt securities based on the advisor’s assessment of the expected risks and returns of each asset class, including large-, middle- and small-capitalization growth and value equity securities, foreign securities, and investment grade, below investment grade and non-investment grade debt securities.  With respect to its equity securities investments, the Eligible Fund invests in companies that have market capitalizations of any size that the advisor believes are undervalued or have the potential for long-term growth. The advisor evaluates the relative attractiveness of each potential investment in constructing the fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.  With respect to its debt securities investments, the Eligible Fund invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the advisor to be of comparable quality.  The Eligible Fund also may invest up to 10% of net assets in debt securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the advisor to be of comparable quality, which are commonly referred to as “junk bonds.”  The Eligible Fund invests at least 25% of total assets in debt securities, including preferred stocks, at all times. The Eligible Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Eligible Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.  The Eligible Fund may invest in mortgage- and other asset-backed securities. The fund also may participate in mortgage dollar rolls up to the fund’s then current position in mortgage backed securities.  The Eligible Fund also may invest up to 25% of net assets in foreign securities.  The advisor may sell a security when the Eligible Fund ’s asset allocation changes; the security’s price reaches a target set by the advisor; if the advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation by investing primarily in common stocks.  The Eligible Fund normally invests its assets in securities of companies whose value is believed to be not fully recognized by the public.  The Eligible Fund may invest in domestic and foreign issuers and may also invest in either “growth” or “value” stocks or both.  The Eligible Fund uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation primarily by investing in common stocks.  The Eligible Fund normally invests its assets primarily in common stocks and investing in companies that the Advisor believes to have above-average growth potential (stocks of these companies are often called ‘growth’ stocks).  The Eligible Fund may also invest in domestic and foreign issuers.  The Eligible Fund uses fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Janus Aspen Series

Janus Aspen Worldwide Portfolio (formerly Janus Aspen Worldwide Growth Portfolio) (Institutional Shares ) seeks long-term growth of capital in a manner consistent with the preservation of capital.  The Eligible Fund invests in common stocks of companies of any size throughout the world.  The portfolio normally invests in issuers from several different countries, including the United States.  The Eligible Fund may, under certain circumstances, invest in a single country.  The Eligible Fund may have significant exposure to emerging markets.  Within the parameters of its specific investment policies, the Eligible Fund may invest in foreign equity and debt securities.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio (Class II) seeks current income and long-term growth of capital by investing in a portfolio consisting of primarily income producing equity securities of U.S. corporations.

The following Eligible Funds are publicly offered mutual funds:

American Century Funds

American Funds Capital World Growth and Income Fund (Class R-3) seeks to provide long-term growth of capital while providing current income.  The Eligible Fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The Eligible Fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the Eligible Fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The Eligible Fund may also invest in issuers in developing countries.

American Century Equity Income Fund (Investor Class) seeks to provide current income.  Capital appreciation is a secondary objective.  The portfolio managers look for equity securities with a favorable income-paying history that have prospects for dividend payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. The Eligible Fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500® Index.

American Century Income & Growth Fund (Investor Class) seeks long-term capital growth by investing in common stocks.  Income is a secondary objective.  The Eligible Fund invests primarily in large capitalization publicly traded U.S. companies. The Eligible Fund considers large capitalization companies to be those with a market capitalization greater than $2 billion.  To select stocks for purchase, the portfolio managers use quantitative management techniques in a two-step process.  In the first step, the portfolio managers rank stocks from most attractive to least attractive.  This is determined by using a quantitative model that combines measures of a stock’s value, as well as measures of its growth potential.  To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others.  To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as measures of its growth potential.  To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others.  To measure growth, the fund managers use, among others, the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.  In the second step, the managers use a technique called portfolio optimization.  In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.  The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.  In building the Eligible Fund ’s portfolio, the portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.

American Funds

American Funds Growth Fund of America (Class R3) seeks to provide growth of capital. Equity investments are subject to market fluctuations.   The Eligible Fund invests primarily in common stocks. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The Eligible Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody’s Investors Service and BB or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness.  The Eligible Fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis, as well as by monitoring economic and legislative developments; but there can be no assurance that it will be successful at doing so.

Artisan Funds, Inc.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth.   Under normal market conditions, the Eligible Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies, including up to 20% of its net assets at market value at the time of purchase in emerging and less developed markets, in a portfolio that is broadly diversified by country, industry and company.

Columbia Funds

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation.  Under normal circumstances, the Eligible Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase, that the Eligible Fund ’s advisor believes are undervalued and have the potential for long-term growth.  The Eligible Fund may invest up to 20% of its total assets in foreign securities.  The Eligible Fund may also invest in real estate investment trusts.  The Eligible Fund ’s advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Eligible Fund ’s portfolio.  The Eligible Fund ’s advisor considers, among other factors: (1) businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; (2) various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the funds advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); (3) a company’s current operating margins relative to its historic range and future potential; and (4) indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.  The Eligible Fund ’s advisor may sell a security when the security’s price reaches a target set by the Eligible Fund ’s advisor; if the Eligible Fund ’s advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital.  The Eligible Fund invests in equity securities issued by large companies with market capitalizations of at least $10 billion.

Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation.  Under normal market conditions, the Eligible Fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth by investing at least 80% of its net assets in equity securities of small and medium-sized companies within the market capitalization ranges of the Russell 2500™ Index for small-cap companies and Russell Midcap® Index for mid-cap companies, at the time of purchase.

Invesco Funds
Invesco Small Cap Growth Fund (Class A) seeks long-term growth of capital.  The Eligible Fund invests, under normal circumstances, at least 80% of its assets (plus borrowings for investment purposes) in securities of small-capitalization issuers.  In complying with the 80% investment requirement, the Eligible Fund may also invest in the following investments with economic characteristics similar to the fund’s direct investments:  derivatives, exchange-traded funds and American Depositary Receipts.  These derivatives and other investments may have the effect of leveraging the Eligible Fund’s portfolio.  The Eligible Fund invests primarily in equity securities.  The Eligible Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000 Index is a widely recognized, unmanaged index of equity securities that measure the performance of the 2,000 smallest issuers in the Russell 3000 Index.  The Russell 3000 Index measure the performance of the 3,000 largest U.S. issuers based on total market capitalization.  The Eligible Fund may also invest up to 25% of its total assets in foreign securities.

Janus Investment Fund

Janus Fund (Class T Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Eligible Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential.  Although the Eligible Fund may invest in companies of any size, it generally invests in larger, more established companies

Janus Twenty Fund (Class T Shares) seeks long-term growth of capital.   The Eligible Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential.

Janus Worldwide Fund (Class T Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital.   The Eligible Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world.  The Eligible Fund normally invests in issuers from several different countries, including the United States.  The Eligible Fund may, under unusual circumstances, invest in a single country.  The Eligible Fund may have significant exposure to emerging markets.  The Eligible Fund may also invest in foreign equity and debt securities..

Lord Abbett Funds

Lord Abbett Value Opportunities Fund (Class A) seeks long-term capital appreciation.  To pursue this objective, the Eligible Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies.   The remainder of the Eligible Fund’s assets may be invested in companies of all capitalization ranges.  The Eligible Fund may change this policy at any time.

In selecting investments, the Eligible Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices.  The Eligible Fund seeks to identify companies that have the strongest fundamentals relative to valuation and looks for positive factors that the Eligible Fund believes are likely to improve the value of the company’s stock price.

The fund’s investments primarily include the following types of securities and other financial instruments: equity securities of mid-sized and small companies; value stocks that the fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation; multinational and foreign company securities that are traded primarily on a U.S. securities exchange including American Depository Receipts; and derivatives such as options and futures.

The Eligible Fund generally will sell a security when the Eligible Fund believes the security seems less likely to benefit from the current market and economic environment, shows singes of deteriorating fundamentals, or has reached its valuation target.  The Eligible Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Eligible Fund may invest its assets in a temporary defensive manger.

MFS ® Funds

MFS® Core Growth Fund (Class A) seeks capital appreciation.  Under normal market conditions, the Eligible Fund invests its assets primarily in equity securities.  The Eligible Fund focuses on investing its assets in the stock of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies).  Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.  While the Eligible Fund may invest its assets in companies of any size, the fund generally focuses on companies with large capitalizations.  The Eligible Fund may invest it’s assets in foreign securities and derivatives.  MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Eligible Fund.  Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.  Factors considered may include analysis of earnings, cash flows, competitive position, and management ability.  Quantitative models that systemically evaluate these and other factors may also be considered.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation.  Under normal market conditions, the Eligible Fund invests mainly in common stocks of “growth companies.”  These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term.

Oppenheimer Global Fund (Class A) seeks capital appreciation.  Under normal market conditions, the Eligible Fund invests mainly in common stocks of U.S. and foreign companies.  The Eligible Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Eligible Fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan.  The Eligible Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.  The Eligible Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Eligible Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Eligible Fund invests in a number of different countries.

PIMCO Funds

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Eligible Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Eligible Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of March 31, 2009 was 3.73 years.

Putnam Funds

Putnam High Yield Advantage Fund (Class R) seeks high current income.  Capital growth is a secondary goal when consistent with achieving high current income.  The Eligible Fund invests mainly in bonds that: (1) are obligations of U.S. companies; (2) are below investment-grade in quality; and (3) have intermediate-to long-term maturities (three years or longer).  Under normal circumstances, the Eligible Fund invests at least 80% of the Eligible Fund ’s net assets in securities rated below investment grade.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation.  The Eligible Fund invests mainly in common stocks (growth or value stocks or both) of small and midsize companies outside of the United States that the Eligible Fund believes have favorable investment potential.  For example, the Eligible Fund may purchase stocks of companies with stock prices that reflect a value lower than that which the fund places on the company.  The Eligible Fund also considers other factors it believes will cause the stock price to rise.  The Eligible Fund invests mainly in developed countries, but may also invest in emerging markets.

RidgeWorth Funds

RidgeWorth Small Cap Growth Stock Fund (Class I) seeks to provide long-term capital appreciation.  The Eligible Fund generally invests at least 80% of its net assets in U.S. traded equity securities of small cap companies.  U.S. traded equity securities may include American Depository Receipts (“ADRs”).  The subadviser considers small cap companies to be companies with market capitalizations similar to those companies in the Russell 2000® Value Index.  As of July 1, 2008, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $36 million and $4 billion.  In selecting investments for the Eligible Fund , the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history.

Royce Funds

Royce Total Return Fund (Class K) seeks both long-term growth of capital and current income.  The Eligible Fund’s investment advisor invests its assets primarily in the dividend-paying securities of small- and micro-cap companies.  Of the more than 5,100 small- and micro-cap companies, more than 1,500 currently pay dividends.  Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities.  Normally, the Eligible Fund invests at least 65% of its net assets in equity securities.  At least 90% of these securities will produce dividend or interest income to the Eligible Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment.  Although the Eligible Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RS Investment Trust

RS Select Growth Fund seeks long-term capital growth.  The Eligible Fund typically invests in a portfolio of small - and mid- capitalization growth-oriented companies. Although the Eligible Fund is a diversified mutual fund, the Eligible Fund will likely hold a limited number of securities.  RS Investments currently expects that the fund will normally hold between 40 and 60 securities positions.  The Eligible Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2000 ® Index on the last day of the most recent preceding June 30 (currently, approximately $12.1 billion, based on the size of the largest company on June 30, 2008) . The Eligible Fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the Eligible Fund’s purchase of their securities. The Eligible Fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

RS Small Cap Growth Fund seeks capital appreciation.   The fund invests principally in smaller, rapidly growing companies. The fund normally invests at least 80% of its net assets in small-capitalization companies. RS Investments defines small-capitalization companies as companies with market capitalizations (at the time of purchase) of up to 120% of the market capitalization of the largest company included in the Russell 2000® Index as of the most recent preceding June 30 (currently, approximately $4.7 billion, based on the size of the largest company on June 30, 2008).   The fund may hold a substantial portion of its assets in cash and cash equivalents, although it will not necessarily do so.

Van Kampen Investments

Van Kampen American Value Fund (Class R) seeks to provide a high total return by investing in equity securities of small to medium sized corporations.  The Eligible Fund’s investment adviser seeks to achieve the Eligible Fund’s investment objective by investing primarily in a portfolio of equity securities of small to medium sized U.S. corporations.  The Eligible Fund’s investment adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook.  The Eligible Fund emphasizes a value style of investing, seeking securities of companies that the Eligible Fund’s investment adviser believes are undervalued.  Portfolio securities are typically sold when the Eligible Fund’s investment adviser no longer believes such securities are undervalued.  Under normal market conditions, the Eligible Fund invests at least 65% of its total assets in equity securities of small-medium-sized companies.  Under current market conditions, the Eligible Fund’s investment adviser defines small-and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with capitalizations up to approximately $15.3 billion as of September 30, 2009.  The Eligible Fund invests in equity securities including common and preferred stocks; investment grade convertible securities and equity-linked securities; and rights and warrants to purchase common stocks and other equity interests, such as partnership and trust interests.  The Eligible Fund may invest up to 20% of its total assets in real estate investment trusts.  The Eligible Fund may invest up to 20% of its total assets in foreign securities.  The Eligible Fund may purchase and sell certain instruments known as “derivatives,” such as options, futures contracts and options on futures contracts (collectively, also referred to in the Fund’s prospectus as Strategic Transactions) for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Van Kampen Comstock Fund (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.   Under normal market conditions, the Eligible Fund’s investment adviser seeks to achieve the Eligible Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Eligible Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Eligible Fund’s investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Eligible Fund’s investment adviser of the capital growth and income potential of such securities materially change. The Eligible Fund may invest up to 25% of its total assets in securities of foreign issuers. The Eligible Fund may invest up to 10% of its total assets in real estate investment trusts (“REITs”). The Eligible Fund may purchase and sell certain instruments known as “derivatives,” such as options, futures contracts and options on futures contracts (collectively, also referred to in the Fund’s prospectus as Strategic Transactions), for various portfolio management purposes and to mitigate risks.

Van Kampen Small Cap Value Fund (Class A) seeks capital appreciation. Under normal market conditions, the Eligible Fund’s investment adviser seeks to achieve its investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that the Eligible Fund’s investment adviser believes are undervalued.  Under current market conditions, the Eligible Fund’s investment adviser generally defines small capitalization companies by reference to those companies having market capitalizations of up to the greater of $2 billion or the high end of the range of companies represented in the Russell 2000® Index, a small capitalization company index (which consists of U.S. companies in the market capitalization range of up to $2.3 billion as of June 30, 2009).

Eligible Fund Investment Advisers

The Alger Portfolios and the Alger Small Cap Growth Institutional Fund are advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

American Funds Growth Fund of America and Capital World Growth and Income Fund are advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.

Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Columbia Funds Variable Investment Trust is advised by Columbia Management Advisors, Inc., One Financial Center, Boston, MA 02111.

Columbia Mid Cap Value Fund is advised by Columbia Management Advisors, LLC, 100 Federal Street, Boston, MA 02110.

Davis New York Venture Fund is advised by Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisory, Inc., One Franklin Parkway, San Mateo, California 94403.

Invesco Funds are advised by Invesco Aim Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Lord Abbett Value Opportunities Fund is advised by Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC (“MCM”)), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS® Core Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Funds are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

Putnam High Yield Advantage Fund and Putnam International Capital Opportunities Fund are managed by Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.

RidgeWorth Funds are managed by RidgeWorth Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Royce Total Return Fund is advised by Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019.

RS Select Growth Fund and RS Small Cap Growth Fund is advised by RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111.

Van Kampen American Value Fund is advised by Van Kampen Asset Management, 522 Fifth Avenue, New York, New York 10036.

Van Kampen Comstock Fund and Van Kampen Small Cap Growth Value Fund are  advised by Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020.

Maxim Series Fund Sub-Advisers

Maxim Series Fund currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to hire sub-advisers to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc.  These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, LLC serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios.  BNY is located at One Wall Street, New York, New York 10286.

Invesco Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim Invesco ADR Portfolio. Invesco Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Massachusetts Financial Services Company (" MFS ") serves as the sub-advisor for the Maxim MFS International Value Portfolio.   MFS is located at 500 Boylston Street, Boston, Massachusetts 02116 .

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio.  T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.  It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Janus Capital Management LLC serves as the sub-adviser of the Maxim Janus Large Cap Growth Portfolio.  Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution.  We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 701-8255, or by writing to Great-West at D790 – Great-West Retirement Services® Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in a Variable Account.   If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.

THE CONTRACTS

Contract Availability

The Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans.  We issue the Contract in connection with:

•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.

The Contract is generally owned by the employer, association or organization.  For Contracts issued in connection with certain 403(b) Plans, the Contractholder has no right, title or interest in the amounts held under the Contract and the Participants make all elections under the Contract.  For all other plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Contract

Eligible organizations may acquire a Contract by completing and sending to us the appropriate forms.  Once we approve the forms, we issue a Contract to the Contractholder.  If you are eligible to participate in the Plan, you may purchase an interest in a Contract by completing an enrollment form and giving it to your employer or Contractholder, as applicable or a GWFS representative.  Your Participant enrollment form will be forwarded to us for processing.  Please consult with your employer or the Contractholder, as the case may be, for information concerning your eligibility to participate in the Plan and the Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions.  You can make Contributions at any time before your Annuity Commencement Date.  We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Contractholder and any person or entity claiming an interest under the Contract.  When the Contractholder’s report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Account

When we approve your Participant enrollment form we will establish a Participant Account in your name to reflect all of your transactions under the Contract. You will receive a statement of your Participant Account Value no less frequently than annually.  You may also review your Participant Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Contract, in all instances where the Contractholder has elected to be billed for fees and charges under the Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Contractholder, in accordance with terms of the Plan, may instruct Great-West to debit Participant Accounts in the amount of the invoice not paid.  Great-West may continue to deduct charges and fees quarterly from Participant Accounts unless and until the Contractholder provides Great-West with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Contractholder may not be transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

If your Participant Enrollment Form is complete, we will allocate your initial Contributions to the Variable Accounts or Fixed Account according to the instructions you provide on your Participant Enrollment Form within two business days of receipt of the Participant Enrollment Form at our Administrative Offices.  If your enrollment form is incomplete, we will contact you or the Contractholder to obtain the missing information.  If your Participant Enrollment Form remains incomplete for five business days, Great-West will immediately return your Contribution(s).  If Great-West completes a Participant Enrollment Form within five business days of Great-West’s receipt of the incomplete enrollment form, Great-West will allocate your initial Contribution within two business days of the Participant Enrollment Form’s completion in accordance with your allocation instructions. However, if your Participant Enrollment Form is incomplete solely because you have not provided complete allocation instructions, Great-West will consider the Participant Enrollment Form to be complete if the Plan has made an election with respect to the selection of a default investment option to which such funds are to be allocated.  Upon completion of your Participant Enrollment Form, the initial Contribution will be allocated to the Variable Account(s) or Fixed Account(s) as you instruct on your Participant Enrollment Form.  In any event, if your Participant Enrollment Form remains incomplete after 105 days, Great-West will return your Contribution along with investment earnings, if any.

Free Look Period

Where required by law, the Participant may have the ability to cancel his or her interest in the Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 15 days or a period of time required by state law after Great-West receives the Participant’s completed application form. We must receive the Participant’s cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) the Participant’s Participant Account Value.

Subsequent Contributions

Great-West will allocate subsequent Contributions according to the allocation instructions you provided in the Participant Enrollment Form.  Great-West will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which Great-West receives your Request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until you elect to change them again.

Any Contribution that causes a Participant Account Value to exceed $1,000,000 may require Great-West’s prior approval.

Transaction Date

All Requests, Contributions and Deposits received in good order with all required documentation at Great-West’s Administrative Offices prior to the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be processed as of the date received, and if received after the close of business of the New York Stock Exchange will be processed on the next Business Day.  However, Great-West shall not be liable for the results of any delay or interruption due to causes or conditions beyond its control, including, without limitation, labor disputes, riots, war and war-like operations including acts of terrorism, epidemics, explosions, sabotage, acts of God, failure of power, fire or other casualty, natural disaster or disruptions in orderly trading on any relevant exchange or market, including disruptions due to extraordinary market volume that results in substantial delay in receipt of correct data.

Participant Account Value

Before the Annuity Commencement Date, your Participant Account Value is the total value of your Variable Account Value and the Fixed Account Value credited to your Participant Account.

Before the Annuity Commencement Date, the Variable Account Value is the sum of your interest in the Variable Accounts.  Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of a Participant’s interest in a Variable Account is the total dollar amount of all Accumulation Units credited to you.  When you allocate Contributions or make Transfers to a Variable Account, Great-West credits you with Accumulation Units.  Great-West determines the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to a Variable Account by that Variable Account’s Accumulation Unit value.  The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals or loans, if available, from the Variable Account.

Great-West determines the Accumulation Unit value on each Valuation Date.  Great-West calculates each Variable Account’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Variable Account’s Net Investment Factor for the Valuation Period.  The formula used to calculate the Net Investment Factor is set forth in Appendix A.  Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Variable Account.

The value of a Variable Account’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Variable Account(s) which in turn reflect the investment performance of the corresponding Eligible Fund(s), which we factor in by using the Net Investment Factor referred to above.

If the Contractholder has selected Fixed Account(s) under your Contract, please see your Contract for information regarding the Fixed Account Value.

Making Transfers Under the Contract

Prior to your Annuity Commencement Date, you can Transfer your Participant Account Value among the Variable Accounts and Fixed Accounts subject to the limitations of your Contract.

Requesting Transfers

Great-West reserves the right to require a minimum amount that may be transferred and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option.

Your Request must specify:

•	the amounts being transferred,
•	the Variable Accounts, or Fixed Accounts from which the Transfer is to be made, and
•	the Variable Accounts or Fixed Accounts that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Variable Accounts each calendar year. However, Great-West reserves the right to limit, upon notice, the number of Transfers you can make.

You may make Transfers by telephone or through the Internet.

Great-West will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction.  Great-West will not be liable for losses resulting from telephone or Internet Requests reasonably believed to be genuine.

Great-West reserves the right to suspend telephone or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when Great-West receives the Transfer Request at our Administrative Offices. If Great-West receives a Transfer Request within 30 days of the Annuity Commencement Date, Great-West may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Accounts.  Please see your Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs that must be borne by you.

Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Variable Accounts may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of Participants in the underlying Eligible Funds.  Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant's trading activity if prohibited trading is suspected.  If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading.  Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.

Please note that the Series Account's market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures.  A plan sponsor, however, may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.  To the extent that such procedures are effective, we may not receive requests for information concerning trading activity from the Eligible Funds or requests to implement the trading restrictions above. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Eligible Fund.  Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund.  Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in the Eligible Funds’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Variable Account to any other Variable Account.  These systematic Transfers may be used to Transfer values from the Maxim Money Market Variable Account to other Variable Accounts as part of a dollar cost averaging strategy.  Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Account. Dollar cost averaging will terminate automatically when you start taking payments from a payment option.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of a Variable Account or Fixed Account is $100 per month.

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Variable Account(s) or Fixed Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Variable Account or Fixed Account into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

There is no charge for participation in the dollar cost averaging option.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Please note that there may be Transfer restrictions that apply to the Fixed Account.  Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information regarding transfer restrictions.

Rebalancer

Because the value of your Variable Accounts will fluctuate with the investment performance of the Eligible Funds, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance one period in the future on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Valuation Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Variable Accounts and Fixed Accounts based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•
You must specify the percentage of your Participant Account Value you would like allocated to each Variable Account or Fixed Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

There may be transfer restrictions that apply to the Fixed Account.  Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding transfer restrictions applicable to your Plan.

There is no charge for participation in the Rebalancer option.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

•	Loans may be available under 401(a), 401(k), 403(b) or governmental 457(b) Plans.

•	A Participant Loan Charge may apply (See Charges and Deductions: Participant Loan Charge).

•	Consult your employer or Contractholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may be allowed to Request a total or partial withdrawal at any time subject to any limitations or restrictions contained in the Code or your Plan.

Payment Requests for a partial withdrawal 30 or fewer days prior to the Annuity Commencement Date, may delay the Annuity Commencement Date by up to 30 days.

Payment Requests for partial withdrawal must specify the Variable Account(s) or Fixed Account(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Account Value as determined on the Valuation Date you Request the withdrawal to be made. Great-West will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which Great-West receives the Request at our Administrative Offices.

We will process your withdrawal based on the accumulation unit values next determined after we receive your withdrawal Request.  This means that if we receive your Request prior to 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time that Business Day.  If we receive your Request at or after 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time on the following Business Day.

Withdrawal proceeds attributable to the Variable Accounts will generally be paid by Great-West within seven days of the Valuation Date on which Great-West processes your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to a payment option other than a lump-sum payment.

After a total withdrawal of your Participant Account Value or at any time such value is zero, all of your rights under the Contract will terminate.

Withdrawal Requests must be in writing.  If your instructions are not clear, your Request will be denied and will not be processed.

Certain restrictions under the Code and the terms of the Plan apply to partial or total withdrawals under a Contract. (See “Federal Tax Consequences” on page 35.)  There are additional conditions that apply to a partial or total withdrawal of your Fixed Account Value.

Great-West reserves the right to require a minimum amount that may be transferred from a Fixed Account and to require the Transfer of the remaining amount held in an investment option if it would be less than the minimum amount we allow to be held in that investment option.  In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” on page 35.)

Making a Withdrawal for Transfers to Other Companies Under the Plan

If allowed under your Contract and the Code, all or a portion of the Participant Account Value may be withdrawn and transferred to an account currently offered by another investment provider under the Plan.  Transfers will generally be permitted as follows:

•	Individual Participant Transfers will be based upon the Participant Account Value.

•	No Transfers are permitted after the Annuity Commencement Date.

•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

In addition, if the Transfer is to a 403(b) annuity contract or custodial account, the Transfer must also:

•	Result in an accumulated benefit immediately after the Transfer that is at least equal to the accumulated benefit before the Transfer.

•	Continue, after the Transfer, to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the transfer.

Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about making Transfers to Other Companies under the Plan.

Making a Withdrawal for Transfers to Other Plans

If allowed under your Contract, all or a portion of the Participant Account Value may be withdrawn by a Participant, Alternate Payee or beneficiary and transferred in a single sum to a contract under another employer’s plan.  The Transfer will generally be permitted provided:

•	The plan receiving the Transfer allows for such transfers, and the Transfer satisfies the terms of the Plan and the Code;

•	If the Transfer is requested by a Participant, the Participant is an employee or former employee of the employer for the receiving plan;

•	If the Transfer is requested by a beneficiary, the Participant was an employee or former employee the employer for the receiving plan;

•	Great-West receives a satisfactory Request for such Transfer;

•	The restrictions, if any, of the Fixed Account and/or Variable Account are met;

•
The plan receiving the Transfer verifies, prior to the Transfer, that the amounts transferred will be invested in another Code section 403(b) vehicle and will continue after the Transfer to be subject to distribution requirements at least as strict as the distribution requirements applicable to the funds before the Transfer.

Transfers from a Governmental Plan for the Purchase of Permissive Service Credits

If allowed under your Contract and the Plan, all or portion of the Participant Annuity Value may be withdrawn by a Participant, Alternate Payee or beneficiary and transferred in a single sum to a qualified defined benefit plan that is defined by Code section 414(d) as a governmental plan.  The Transfer will generally be permitted provided:

•	The Transfer satisfies the terms of the Plan and Code;

•	Great-West receives a satisfactory Request for such Transfer;

•	The restrictions, if any, of the Fixed Account and/or Variable Account are met.

Contract Termination

Either Great-West or the Contractholder may terminate the Contract upon written Request to the other party.  Should this occur, then Great-West or the Contractholder, as applicable, shall provide the other party with advance written notice in accordance with the terms of the Contract that the Contract will terminate on a specific date in the future (“Contract Termination Date”).

After the Contract Termination Date (a) no further Contributions will be made to the Group Annuity Contract; and (b) no new Participant Account will be established.

After the Contract Termination Date, Great-West will continue to administer all Participant Accounts in accordance with the provisions of the Contract until the Annuity Commencement Date or as described below.

If the Contractholder directs Great-West in a Request to pay the Participant Accounts, Great-West will pay the Variable Accounts to the designee of the Plan or to the Contractholder within 7 calendar days after the later of the Contract Termination Date or the date the Contractholder instructs Great-West to transfer assets out of the Contract.  Great-West will pay the sum of the Fixed Account(s) in accordance with the specific requirements of the Contract in which you participate.

Contract Termination Due to Plan Termination

In the event that the Contractholder terminates its Plan (“Plan Termination”) with assets invested in the Contract, the Contractholder will provide Great-West written notice in accordance with the terms of the Contract that the Plan Termination has occurred and that all final Contributions have been remitted to Great-West.  In addition to providing written notice of the Plan Termination, the Contractholder will provide any information or instructions Great-West may require to properly comply with such notice of Plan Termination.

Unless the Contractholder instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental plan and the Contractholder instructs Great-West to make a plan-to-plan transfer of all of the plan assets to another eligible governmental plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Contract (“Payee”).  Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Contractholder for delivery to each Payee.  Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement plan as elected by the Payee.  In the absence of a Payee election, Great-West will automatically roll Payee lump sum distributions to the IRA provider designated by the Contractholder.  In the alternative, the Contractholder may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Contractholder acknowledges that the amount distributed from the Contract upon Plan Termination will be equal to the balance of each Participant Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, income tax withholding, Premium Taxes or other fees applicable under the terms of the Contract.

The Contract will terminate once all Plan assets have been distributed.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Contract according to various factors discussed below.  Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Contract.  Following is a description of charges and deductions under the Contract, the amount of which will vary upon the terms of your Contract.

Contract Maintenance Charge

•
We may deduct a contract maintenance charge from your Participant Account of not more than $100 each calendar year.  Depending on the terms of your Contract, we may deduct this charge monthly, quarterly, semi-annually or annually.  The contract maintenance charge will be deducted at the beginning of the designated period applicable to your Contract.

•
If your Participant Account is established after January 1, the initial contract maintenance charge will be deducted during the quarter after your one-year anniversary (calculated from the effective date of your Participant Account) and will be pro-rated for the year remaining.

•	The deduction will be pro-rated between your Variable and/or Fixed Accounts based upon their respective values on the date of deduction.

•
The Contractholder may elect to pay the contract maintenance charge to Great-West separately.  If the Contractholder makes this election, then no charge will be made against the Variable Accounts or Fixed Accounts unless payment is not received by the due date.

•
For an initial period of no less than 12 months and up to 15 months, no contract maintenance charge on 403(b) Plan Contracts will be charged, depending on the date you began participating under the Contract.  Please see your Contract to determine if this is applicable.

•	The annual contract maintenance charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Accounts.

Variable Asset Charge Deductions

We may deduct a VAC in the calculation of the Accumulation Unit Value, based on a percentage of assets to compensate us for bearing certain expense risks under the Contracts.

With respect to the VAC, Great-West assumes the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse expense experience associated with a Contract may be reduced. In such event, the VAC applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by Great-West based upon consideration of the following factors:

•	size of the prospective group,
•	projected annual Contributions for all Participants in the group,
•	frequency of projected distributions,
•	type and frequency of administrative and sales services provided, and
•	level of contract maintenance charge and administrative charge.

Great-West will notify a prospective purchaser of its eligibility for a reduction of the variable asset charge prior to the acceptance of an application for coverage.

If the VAC is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

The level of this charge is guaranteed and will not increase above an annual effective rate of 1.25%.  This charge is assessed as a daily deduction of one three hundred sixty-fifth of the per annum from the assets of each Variable Account in accordance with the Net Investment Factor formula described in Appendix A.

The amount of the VAC Deduction that you will pay depends on the terms of your Contract.  It will be assessed at a rate between 0% and 1.25%.  Only one rate will apply to your Contract.

Contract Termination Charge

Upon termination of the Contract by the Contractholder, a Contract Termination Charge, which is based upon a percentage of the original Start-Up Costs, may apply.  If a Contract Termination Charge applies, the Contractholder shall reimburse Great-West for unrecovered Start-Up Costs pursuant to a Contract Termination Charge schedule mutually agreed upon by the Contractholder and Great-West at Contract issuance.  For illustration purposes only, following is a sample Contract Termination Charge schedule:

Number of Years Completed from Contract Effective Date	Recovery Schedule of Start-up Costs Payable to Great-West

1	80%
2	60%
3	40%
4	20%
5	0%

For example, if a Contract is terminated after five years, and a Contractholder’s Plan had $25,000 in Start-Up Costs, the Contract Termination Charge would be:

Termination after 1 year - $20,000
Termination after 2 years - $15,000
Termination after 3 years - $10,000
Termination after 4 years - $5,000
Termination after 5 years - $0

The Contract Termination Charge will always be a percentage of Start-Up Costs based on a schedule that declines over a period of time.  The mutually agreed upon Contract Termination Charge recovery schedule is developed at issuance using a variety of factors, including but not limited to the following:

•	Number of Participants in the Plan;
•	Total Plan assets administered by Great-West;
•	Average anticipated flow of Contributions;
•	Duration of initial term by Great-West as provider of administrative services; and
•	Extent of other services provided to the Plan by Great-West.

The Contract Termination Charge may be paid for by the Contractholder or pro rated across Participant Accounts.  Please consult with your Contractholder or employer, as the case may be, or a GWFS authorized representative for more information about the Contract Termination Charge.

Participant Loan Charges

The participant loan charges are fees we deduct, authorized by your Contractholder, in connection with certain retirement plans.  These charges are deducted pro rata against your Participant Account Value to compensate Great-West for the expenses associated with processing and administering your loan over the life of the loan.  Please contact your employer or Contractholder, as the case may be, or a GWFS authorized representative for information regarding participant loan charges applicable to your Plan.  The participant loan charges range from $25 to $100.

Premium Tax Deductions

Great-West presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Account or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Account Values instead of Great-West making the Premium Tax payments.  Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Tax will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of Great-West in these states when the Premium Tax is incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflects the deduction of the Eligible Funds’ fees and deductions. You bear these costs indirectly when you allocate to a Variable Account.  In addition, one or more of the Eligible Funds may impose special transaction fees, such as redemption fees, based on Participant activity.  In the event an Eligible Fund imposes such a fee, that fee will be deducted from the Participant Account Value. The Eligible Funds’ prospectuses describe these fees and deductions.

LUMP SUM PAYMENT OPTION

You may Request that all or a portion of your Participant Account be applied to a lump sum payment option provided you are eligible to receive a distribution under the terms of the Plan and the Code.  Subject to the provisions of the Fixed Account(s), the amount applied to a lump sum payment option is the amount requested as a lump sum, less any Premium Tax and applicable fees in the Contract.  Please see your Contract for more information

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Account Value be applied to a periodic payment option provided you are eligible to receive a distribution under the terms of the Plan and Code.  The amount applied to a periodic payment option is your Participant Account Value, less any Premium Tax, if any.

•	A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
•	All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	The payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	A payment amount;
•	The calendar day of the month and year on which payments will begin (payments shall not begin on the 29th, 30th or 31st of the month); and
•	One payment option:
o	To allocate your payments from your Variable and/or Fixed Accounts in proportion to the assets in each account; or
o	Select the Variable and/or Fixed Account(s) from which payments will be made.

Once the Variable and/or Fixed Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Fixed Accounts unless you Request the selection of another Variable and/or Fixed Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

•
You may continue to exercise all contractual rights that are available prior to electing an annuity payment option.  You may continue to make Contributions only if you have elected to receive income of a specified amount.

•	You may keep the same investment options as were in force before periodic payments began.
•	Charges and fees under the Contract, if applicable, continue to apply, except as noted below:
o	Great-West will not deduct a contingent deferred sales charge to periodic payments lasting a minimum of 36 months.
o	We will deduct a loss of interest charge on amounts partially withdrawn from a Fixed Account.

Periodic payments will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Participant Account Value is zero.
•	You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
•	You die.

Under some forms of the Contract, if a distribution is owed under the applicable terms and provisions of the Plan and applicable provisions of the Code sections governing the Plan, as determined by the Contractholder, all or a portion of a Participant Account may be applied to a Periodic Payment Option selected by the Payee.  Charges and fees, if any, as described in the Contract Schedule will continue to apply.  Periodic Payment elections are subject to the administrative procedures of the Company in effect at the time of the election.  If you choose to receive payments from the Contract through periodic payments, you may select from the following payment options.

Option 1 - Income for a specified period.  You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.  The Contract will provide the available lengths of time from which you may elect.  Certain Contracts may require that you elect a specified period of at least 36 months.

Option 2 - Income of a specified amount.  You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.  The contract will provide the available dollar amounts from which you may elect.

Option 3 - Minimum Distribution.  Minimum distributions are not available for 457(f) and NQDC Plan Participants.  For all other Plans, you may Request to receive your minimum distribution from the Contract as specified under Code section 401(a)(9).

If you die while receiving periodic payments, any periodic payments remaining to be paid as of the Participant’s date of death will be paid to the Participant’s beneficiary.  The beneficiary will receive payments remaining under the payment option in effect as of the date of the Participant’s death unless a lump sum is elected on the appropriate death claim Request form.  If periodic payments stop, you may resume making Contributions. Great-West may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period. If the Payee is entitled to a distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan as determined by the Contractholder, all or a portion of a Participant Account may be applied to an annuity payment option selected by the Payee.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

April 1 of the calendar year following the later of either:

•	the calendar year in which the Participant attains age 70 ½; or

•	the calendar year in which the Participant retires or such other date as may be prescribed by the Code.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the annuity payment options changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date.  If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.

You can choose from the annuity payment options described below, and to the extent available under the Plan, any other annuity payment options which Great-West may choose to make available in the future.  Except as otherwise provided in your Contract, the annuity payment options are payable on a fixed basis.  More than one annuity payment option may be elected.  If no annuity payment option is elected, the Contracts automatically provide for a fixed life annuity (with respect to the Guaranteed portion of your Participant Account) with 120 monthly payments guaranteed.  All or a portion of a Participant Account may be applied to an Annuity Payment Option selected by the Payee.  The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

The amount to be applied to an annuity payment option is: (i) the Participant Account Value; less (ii) Premium Tax, if any, as of the Annuity Commencement Date; less (ii) any fees described in your Contract.

Option No. 1: Single Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee. The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.  It would be possible under this option for the Payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Payee died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee with the guarantee that if, at the death of the Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.  The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option No. 3: Joint Life Annuity (available only as fixed-dollar payments)

This option provides an annuity payable during the lifetime of the Payee and a joint Payee.  The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.  After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living.  It would be possible under this option for the Payee and the joint Payee to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Joint Life Annuity with Payments Guaranteed for Designated Periods (available only as fixed-dollar payments)

This option provides an annuity payable throughout the lifetime of the Payee and a joint Payee with the guarantee that if, at the death of the Payee and joint Payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.  After the death of the Payee, and while only the joint Payee is alive, the amount payable will be a percentage of the amount paid while both were living.  The annuity payments will be paid in annual, semiannual, quarterly or monthly installments as elected.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this option, the duration of the periodic benefit is selected, and a resulting annuity payment amount will be paid to the Payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Other annuity payment options permitted under the Plan and acceptable to Great-West may be offered.  Please contact your employer or the Contractholder, as the case may be, or your GWFS representative to determine the annuity payment options available under your Contract.

Fixed Annuity Payments

The guaranteed level of fixed annuity payments will be determined on the basis of: (i) the Fixed Account Value prior to the Annuity Commencement Date; and (ii) the type of annuity payment option(s) elected. The payment amount may be greater, however, if Great-West is using a more favorable table as of a Participant's Annuity Commencement Date.

Proof of Age and Survival

Great-West may require proof of age or survival of any Payee upon whose age or survival payments depend.  If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate that will not be less than the interest rate guaranteed by the Contract.

Frequency and Amount of Annuity Payments

Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity payment option will be less than $50, Great-West may make the payments in the most frequent interval that produces a payment of at least $50. If the net amount available to apply under any annuity payment option is less than $5,000, Great-West may pay it in one lump sum.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. If you are concerned about these tax implications, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon Great-West’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of annuities in general and distributions from qualified plans.  Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Account until a distribution occurs.  The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates.   For qualified plans and 403(b) Plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.  If a Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Contract is included in the entity's income each year.  This rule does not apply where the Contract is held under a 401(a), 401(k), 403(b), or governmental 457(b) Plan. An employer maintaining a 457(b) or 457(f) or 415(m) Plan as either a state or local government or a tax-exempt organization, may not be subject to tax on the gain in the Contract.  If this Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $49,000 or 100% of a Participant's compensation as defined in section 415 of the Code, as indexed from time to time.  Distributions from the Plan are subject to the restrictions contained in the plan document and the Code.  Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Currently, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time.  Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2010 , the total amount of elective deferrals that can be contributed to all such Plans is $16,500, adjusted for cost-of-living increases in $500 increments.

The contribution limits in section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code.  Restrictions apply to the amount that may be distributed for financial hardship.  Participants should consult with their employer as to the availability of benefits under the Plan.

403(b) Plans

Tax-exempt organizations described in section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent the Contributions do not exceed:

•	the contribution limit in section 415 of the Code; and

•	the elective deferral limit in section 402(g) of the Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account.  For 2010 , the total amount of elective deferrals that can be contributed to all such Plans is $16,500, adjusted for cost-of-living increases in $500 increments.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Account Value is not taxable until received by the Participant or his beneficiary.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income in accordance with IRS rules and federal Treasury regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

•	dies,
•	becomes disabled,
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the Plan, a Participant in a plan sponsored by a public educational organization may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissive service credits.

IRS regulations under 403(b) of the Code establish new rules for 403(b) Plans that are generally applicable to plan sponsors for taxable years beginning after December 31, 2008.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount  (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation.  For 2010 , the maximum amount that may be contributed is $16,500, adjusted for cost-of-living increases in $500 increments.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1/2 or incurs an approved unforeseeable emergency.  A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits.  Restrictions apply to the amount that may be distributed for an unforeseen emergency.

For governmental 457(b) Plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.  Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a nonqualified deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no Code restrictions on distributions from a 457(f) Plan.  However, distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no Code restrictions on distributions from a 415(m) Plan.  However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

There are no tax restrictions on distributions from a NQDC Plan.  However, distributions from the NQDC Plan are subject to the provisions of the underlying Plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be directly rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. An eligible rollover distribution will be paid directly to any other specified eligible retirement plan that accepts such rollovers or to an IRA.  Forced de minimis distributions under the Plan will be sent to the IRA provider selected by the Contractholder.  See the discussion under “Federal Income Tax Withholding” later in this Prospectus.

If allowed by the employer’s plan document or the annuity contract or custodial account agreement, Revenue Ruling 90-24 allows Participants and Beneficiaries in a 403(b) Plan to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation.  Recently issued IRS regulations under 403(b) of the Code establish new rules for plan to plan transfers that are applicable for taxable years beginning after December 31, 2008.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Establishment of an Alternate Payee Account

A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Contractholder, except as otherwise agreed.  Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order.  The Alternate Payee will be treated as a surviving spouse for purposes of Code section 401(a)(9) and shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70½; or
•	the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code section 401(a)(9) and the regulations promulgated thereunder.  Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the federal Treasury regulations.  Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

Currently, if the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under section 4974 of the Code.  These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

The Worker, Retiree, and Employer Recovery Act (the “Act”) allows participants and beneficiaries in retirement plans, such as 401(k) Plans, 403(b) annuity Plans and certain 457(b) Plans to postpone receiving required minimum distributions (“RMDs”) for 2009.  The 2009 waiver also applies to individuals who may be eligible to postpone taking their 2009 RMD until April 1, 2010 (e.g., retired employees who turned 70 ½ in 2009).  However, the Act does not waive any 2008 RMD for individuals who were eligible and chose to delay taking their 2008 RMD until April 1, 2009.  Any withdrawal in 2009 (that is not an RMD for 2008) may be eligible to be rolled over into another eligible retirement plan.  Currently, this waiver is for the 2009 calendar year only after which the RMD requirements described above will again be applicable and must be followed beginning in 2010.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Contract. The Participant will have a cost basis for the Contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year.  However, under Code section 72(t), the penalty tax will not apply to distributions:

(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code section 72(m)(7);
(3)
made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;

(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a Qualified Domestic Relations order which will be administered in accordance with the provisions of the Plan;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
(7)	timely made to correct an excess aggregate contribution;
(8)	timely made to reduce an excess elective deferral; or
(9)	made subject to an Internal Revenue Service levy imposed on the Plan.

Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the participant separates from service. If exception (3) above was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59 ½ or,
•	within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 ½.  This penalty is imposed in the year the modification or discontinuance occurs.  The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in Code section 401(a)(9)  and the regulations thereunder in effect at the time of distribution.

Federal Income Tax Withholding

Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2.  Federal income taxes must be withheld under the wage withholding rules.  Participants cannot elect not to have federal income tax withheld.  Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R.  Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Taxation of Great-West

We are taxed as a life insurance company under the Code.  The Series Account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Series Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Contractholders (and Participants) are not the owners of the assets generating the benefits.

Seek Tax Advice

The discussion above of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Account. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if Great-West determines that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Contractholder under all other plans has the voting interest.

The number of votes that are available will be calculated separately for each Variable Account.  That number will be determined by applying the Participant’s percentage interest, if any, in a particular Variable Account to the total number of votes attributable to that Variable Account. The Participant or Contractholder, as applicable, hold a voting interest in each Variable Account to which a Participant’s Variable Account Value is allocated. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Contractholders  have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Variable Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE CONTRACTS

GWFS is the principal underwriter and the distributor of the Contracts, and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.

The maximum commission as a percentage of the Contributions made under a Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid.  Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Contractholders or the Series Account.  Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Contract and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds.  (See “Payments We Receive” on page 11.)  Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Contacts, Great-West and/or its affiliates may also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Contract and other products distributed by GWFS, including Portfolios of Maxim Series Fund, which are Eligible Funds under the Contract.  Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash.  Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Contract.  These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Contract instead of other products or recommend certain Eligible Funds under the Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker or other broker-dealer representative for further information about what commissions or other compensation he or she may receive in connection with your purchase of a Contract.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, Great-West is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

Great-West reserves the right to make certain changes if, in our judgment, they would best serve the interests of Contractholders or Participants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, Great-West will obtain the Participant’s or Contractholder’s, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

•	To deregister the Series Account under the Investment Company Act of 1940.

•	To eliminate Variable Accounts, to combine two or more Variable Accounts or to substitute a new Eligible Fund for the Eligible Fund in which a Variable Account invests.

•
To Transfer any assets in any Variable Account to another Variable Account, or to any other segregated investment account we may establish from time to time; to add, combine or remove a Variable Account of the Series Account; or to combine the Series Account with other separate investment account.

•	To substitute, for the Eligible Fund shares underlying any Variable Account, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day at which a Valuation Date is deemed to have ended.

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges Great-West  has guaranteed.

•	To reject any application for any reason.

Great-West will provide notice of these changes to the Contractholder at the Contractholder’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds.  If a material conflict arises, Great-West and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may offer new or cease offering existing Eligible Funds, or make other changes to the investment options as we deem necessary and subject to the approval of the state insurance department.  If Eligible Funds are added or eliminated, or other changes are made to the investment options, notice will be given to the Contractholder.  The absence of an objection by the Contractholder to such notice will be considered consent to the change(s).  If we do not receive an objection from the Contractholder, transfers between account options as disclosed in the notice will be completed by Great-West as of the effective date of the change.  Such allocation will be in effect until such time as the Company receives a written Request in good order for a different allocation.

When Great-West informs you that we are discontinuing a Variable Account or Fixed Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions.  If Great-West does not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you.  Contributions and Transfers you make to a discontinued Variable Account or Fixed Account before the effective date of the notice may be kept in the discontinued Variable Account or Fixed Accounts.

In addition, we may discontinue all investment options under the Contracts and refuse to accept any new Contributions.  Should this occur, we will follow the procedures as set forth under the heading, “Contract Termination.”

If Great-West makes new Variable Accounts or Fixed Accounts available under the Contracts, in our sole discretion, we may or may not make those new Variable Accounts or Fixed Accounts available to you.

Substitution of Investments

When we determine to discontinue a Variable Account, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund.  No substitution may take place without prior notice to you and the Contractholders.

Restorations

GWL&A may agree to restore under the Contract all or a portion of the back-end load charges, market value adjustments or other investment charges from Plan assets under a prior investment option.  The restoration amount will be based on the dollar amounts transferred to the Contract from the prior investment option.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

We have filed a Registration Statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Contracts offered by this Prospectus.  This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to Great-West and the Contracts.  Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries.  For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet Web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.   To request the SAI or other information about the Group Contract or to make any inquiries about the Group Contract, contact Great-West toll-free at 800-701-8255 or via email at webmaster@gwrs.com .  Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or plan number.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and Great-West. The Table of Contents of the SAI is set forth below:

1.	Custodian and Independent Auditors
2.	Underwriter
3.	Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Great-West Life & Annuity Insurance Company and the financial statements of FutureFunds Series Account may be found in the Statement of Additional Information.

As of the end of the most recent fiscal year, ended December 31, 2009, no FutureFunds Select Contracts currently offered by this prospectus had been sold.  Therefore, we have not provided any condensed financial information for these Contracts.

However, Accumulation Unit Values for the Contracts that were available as of December 31, 2009 are listed in the table below.

This information should be read in conjunction with the financial statements and related notes of the Series Account included in the Statement of Additional Information.  The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed [at the back of] this prospectus.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (1.25)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	4.07	7.78	7.01	6.09	5.59	5.05	3.70	5.60	8.46	10.00
Value at end of period	5.74	4.07	7.78	7.01	6.09	5.59	5.05	3.70	5.60	8.46
Number of accumulation units outstanding at end of period	171,237	191,888	220,943	252,800	294,460	361,315	513,982	597,242	532,951	341,995
AIM LARGE CAP GROWTH
Value at beginning of period	4.53	7.40	6.49	6.14	6.03	5.85	4.73	6.51	8.55	10.00
Value at end of period	5.59	4.53	7.40	6.49	6.14	6.03	5.85	4.73	6.51	8.55
Number of accumulation units outstanding at end of period	55,744	64,640	70,632	96,684	118,414	163,913	232,084	292,297	424	290,971
AIM SMALL CAP GROWTH
Value at beginning of period	8.64	14.29	12.99	11.51	10.76	10.20	7.42	10.00
Value at end of period	11.48	8.64	14.29	12.99	11.51	10.76	10.20	7.42
Number of accumulation units outstanding at end of period	44,821	53,314	65,826	79,717	108,282	152,094	112,015	12,201
ALGER BALANCED
Value at beginning of period	9.20	13.65	12.30	11.89	11.10	10.75	9.15	10.57	10.91	11.36
Value at end of period	11.74	9.20	13.65	12.30	11.89	11.10	10.75	9.15	10.57	10.91
Number of accumulation units outstanding at end of period	124,068	135,926	160,051	204,047	282,956	361,506	507,090	601,451	598,195	505,908
ALGER MIDCAP GROWTH
Value at beginning of period	8.67	21.09	16.23	14.92	13.76	12.32	8.44	12.13	13.15	12.19
Value at end of period	12.99	8.67	21.09	16.23	14.92	13.76	12.32	8.44	12.13	13.15
Number of accumulation units outstanding at end of period	600,301	695,209	787,163	798,799	906,338	1,019,546	969,663	813,721	857,730	865,701
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	15.76	19.96	19.86	16.83	16.64	14.97	12.20	13.00	11.83	10.00
Value at end of period	17.47	15.76	19.96	19.86	16.83	16.64	14.97	12.20	13.00	11.83
Number of accumulation units outstanding at end of period	267,342	321,570	362,842	392,400	343,034	314,151	272,460	170,066	107,627	27,963
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.15	11.91	10.90	10.00
Value at end of period	9.47	7.15	11.91	10.90
Number of accumulation units outstanding at end of period	294,792	271,562	191,772	112,300
ARTISAN INTERNATIONAL
Value at beginning of period	7.38	14.09	11.92	9.61	8.37	7.20	5.64	7.04	8.48	10.00
Value at end of period	10.19	7.38	14.09	11.92	9.61	8.37	7.20	5.64	7.04	8.48
Number of accumulation units outstanding at end of period	676,153	801,865	843,709	709,670	607,533	566,120	441,205	294,453	200,036	144,380
COLUMBIA MID CAP VALUE
Value at beginning of period	6.03	10.00
Value at end of period	7.85	6.03
Number of accumulation units outstanding at end of period	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	6.77	11.48	11.11	10.00
Value at end of period	8.80	6.77	11.48	11.11
Number of accumulation units outstanding at end of period	174,809	184,023	153,394	95,284
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.29	13.24	12.12	10.58	10.51	9.93	8.12	10.00
Value at end of period	10.47	9.29	13.24	12.12	10.58	10.51	9.93	8.12
Number of accumulation units outstanding at end of period	206,125	270,428	266,493	259,727	291,626	287,370	199,655	92,533
FIDELITY VIP CONTRAFUND
Value at beginning of period	12.47	21.97	18.92	17.15	14.85	13.02	10.26	11.46	13.23	14.35
Value at end of period	16.72	12.47	21.97	18.92	17.15	14.85	13.02	10.26	11.46	13.23
Number of accumulation units outstanding at end of period	962,571	1,133,567	1,192,185	1,196,867	1,197,490	1,060,680	968,316	894,447	854,392	777,969
FIDELITY VIP GROWTH
Value at beginning of period	15.84	30.36	24.22	22.95	21.96	21.51	16.40	23.75	29.22	33.23
Value at end of period	20.07	15.84	30.36	24.22	22.95	21.96	21.51	16.40	23.75	29.22
Number of accumulation units outstanding at end of period	1,774,345	1,975,509	2,186,929	2,509,549	2,896,522	3,372,754	3,581,269	3,686,022	3,927,000	4,063,604
JANUS TWENTY
Value at beginning of period	5.13	8.95	6.67	6.01	5.56	4.55	3.67	4.90	7.00	10.00
Value at end of period	7.26	5.13	8.95	6.67	6.01	5.56	4.55	3.67	4.90	7.00
Number of accumulation units outstanding at end of period	474,976	517,052	577,094	668,651	814,885	975,646	1,052,302	947,397	846,459	621,528
JANUS WORLDWIDE
Value at beginning of period	4.04	7.44	6.89	5.92	5.66	5.43	4.43	6.06	7.96	10.00
Value at end of period	5.49	4.04	7.44	6.89	5.92	5.66	5.43	4.43	6.06	7.96
Number of accumulation units outstanding at end of period	177,710	195,412	224,215	273,371	354,521	487,047	625,391	622,139	584,126	408,304
JENSEN
Value at beginning of period	8.58	12.26	11.60	10.33	10.63	10.00
Value at end of period	10.90	8.58	12.26	11.60	10.33	10.63
Number of accumulation units outstanding at end of period	60,969	77,571	84,247	88,578	78,262	64,552
LEGG MASON VALUE TRUST
Value at beginning of period	6.11	13.67	14.73	14.00	13.37	12.01	8.42	10.00
Value at end of period	8.54	6.11	13.67	14.73	14.00	13.37	12.01	8.42
Number of accumulation units outstanding at end of period	173,235	279,166	410,073	480,467	538,264	524,291	347,682	95,682
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.31
Number of accumulation units outstanding at end of period	6,311
MAINSTAY SMALL COMPANY
Value at beginning of period	5.73	9.19	11.27	10.00
Value at end of period	8.39	5.73	9.19	11.27
Number of accumulation units outstanding at end of period	10,934	17,190	19,255	11,416
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	11.19	18.89	17.86	15.65	14.57	12.62	9.79	12.03	12.92	14.04
Value at end of period	14.69	11.19	18.89	17.86	15.65	14.57	12.62	9.79	12.03	12.92
Number of accumulation units outstanding at end of period	518,782	590,961	608,020	473,756	411,970	464,163	413,779	354,765	359,651	303,041
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	23.01	39.19	40.17	36.54	35.78	32.27	25.21	28.61	24.52	20.92
Value at end of period	37.13	23.01	39.19	40.17	36.54	35.78	32.27	25.21	28.61	24.52
Number of accumulation units outstanding at end of period	724,730	808,809	924,175	1,031,768	1,193,814	1,365,697	1,454,196	1,499,517	1,563,715	1,544,026
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	19.38	36.30	37.69	33.91	34.50	28.60	22.41	24.21	21.19	16.94
Value at end of period	31.81	19.38	36.30	37.69	33.91	34.50	28.60	22.41	24.21	21.19
Number of accumulation units outstanding at end of period	187,768	198,701	219,354	264,867	305,994	348,781	311,678	306,805	239,752	169,805
MAXIM BOND INDEX
Value at beginning of period	15.01	14.29	13.55	13.22	13.11	12.86	12.63	11.66	10.98	9.99
Value at end of period	15.74	15.01	14.29	13.55	13.22	13.11	12.86	12.63	11.66	10.98
Number of accumulation units outstanding at end of period	424,797	448,435	429,371	445,997	498,248	497,493	477,603	547,548	176,019	65,240
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	13.43	15.77	15.13	14.22	13.81	13.08	11.90	12.13	11.94	11.42
Value at end of period	15.97	13.43	15.77	15.13	14.22	13.81	13.08	11.90	12.13	11.94
Number of accumulation units outstanding at end of period	269,815	319,636	336,431	325,550	365,148	395,709	391,482	354,326	409,009	408,528
MAXIM INDEX 600
Value at beginning of period	21.43	31.61	32.27	28.52	26.98	22.43	16.44	19.64	18.80	17.27
Value at end of period	26.45	21.43	31.61	32.27	28.52	26.98	22.43	16.44	19.64	18.80
Number of accumulation units outstanding at end of period	267,813	327,752	347,187	405,772	454,112	469,014	467,773	457,599	481,282	489,660
MAXIM INVESCO ADR
Value at beginning of period	15.96	27.03	25.48	20.83	18.95	16.04	12.37	14.42	17.49	19.72
Value at end of period	20.59	15.96	27.03	25.48	20.83	18.95	16.04	12.37	14.42	17.49
Number of accumulation units outstanding at end of period	138,733	172,218	205,612	226,408	237,960	257,016	277,890	276,630	314,602	345,072
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.54
Number of accumulation units outstanding at end of period	5,038
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.87
Number of accumulation units outstanding at end of period	2,239
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.10
Number of accumulation units outstanding at end of period	3,494
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.18
Number of accumulation units outstanding at end of period	4
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.21
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	23.92	30.95	28.99	26.43	25.80	23.54	18.32	16.70	16.49	15.96
Value at end of period	32.71	23.92	30.95	28.99	26.43	25.80	23.54	18.32	16.70	16.49
Number of accumulation units outstanding at end of period	432,073	501,562	568,195	583,191	591,266	669,014	746,691	758,868	771,166	829,134
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	14.65	22.02	21.61	18.54	17.70	14.67	11.06	13.10	11.60	9.49
Value at end of period	18.50	14.65	22.02	21.61	18.54	17.70	14.67	11.06	13.10	11.60
Number of accumulation units outstanding at end of period	199,637	262,010	273,268	278,783	281,738	283,364	275,697	258,142	246,337	210,920
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	13.50	29.57	28.18	21.00	18.22	15.52	11.61	14.34	16.22	16.16
Value at end of period	17.58	13.50	29.57	28.18	21.00	18.22	15.52	11.61	14.34	16.22
Number of accumulation units outstanding at end of period	863,754	1,010,649	1,204,175	1,304,163	1,332,677	1,465,698	1,561,871	1,610,792	1,782,075	1,916,974
MAXIM MODERATE PROFILE I
Value at beginning of period	13.26	17.51	16.55	14.96	14.26	12.96	10.92	12.09	12.59	12.93
Value at end of period	16.30	13.26	17.51	16.55	14.96	14.26	12.96	10.92	12.09	12.59
Number of accumulation units outstanding at end of period	1,483,826	1,757,378	1,855,514	1,855,693	1,891,083	1,877,576	1,414,644	554,920	550,894	467,846
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	12.78	18.55	17.51	15.58	14.66	13.09	10.69	12.31	13.07	13.83
Value at end of period	16.23	12.78	18.55	17.51	15.58	14.66	13.09	10.69	12.31	13.07
Number of accumulation units outstanding at end of period	958,183	1,113,522	1,114,055	1,040,301	1,000,633	1,006,340	899,457	750,901	642,056	559,269
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	12.85	15.89	15.13	13.94	13.32	12.30	10.69	11.43	11.61	11.82
Value at end of period	15.50	12.85	15.89	15.13	13.94	13.32	12.30	10.69	11.43	11.61
Number of accumulation units outstanding at end of period	258,046	306,941	306,121	311,502	334,455	359,798	320,327	281,887	285,065	294,535
MAXIM MONEY MARKET
Value at beginning of period	22.87	22.73	21.98	21.28	20.97	21.04	21.15	21.12	20.61	19.68
Value at end of period	22.59	22.87	22.73	21.98	21.28	20.97	21.04	21.15	21.12	20.61
Number of accumulation units outstanding at end of period	2,273,516	2,742,705	2,865,081	3,273,224	2,922,593	3,520,072	5,003,092	2,925,023	3,123,077	2,985,215
MAXIM SMALL-CAP GROWTH
Value at beginning of period	16.31	28.12	25.36	25.01	24.21	23.13	17.88	26.23	34.44	39.83
Value at end of period	21.28	16.31	28.12	25.36	25.01	24.21	23.13	17.88	26.23	34.44
Number of accumulation units outstanding at end of period	425,940	474,174	548,428	684,792	885,286	1,081,960	1,211,953	1,234,858	1,313,120	1,403,142
MAXIM STOCK INDEX
Value at beginning of period	54.50	87.99	84.74	74.82	72.13	65.95	52.09	67.46	77.33	85.06
Value at end of period	68.23	54.50	87.99	84.74	74.82	72.13	65.95	52.09	67.46	77.33
Number of accumulation units outstanding at end of period	1,912,513	2,189,488	2,527,736	2,936,934	3,391,399	3,909,123	4,346,739	4,641,310	5,332	5,905,991
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	22.52	35.73	35.04	29.79	28.97	25.50	20.55	23.94	23.85	21.39
Value at end of period	27.84	22.52	35.73	35.04	29.79	28.97	25.50	20.55	23.94	23.85
Number of accumulation units outstanding at end of period	1,440,120	1,630,722	1,888,080	2,079,127	2,347,942	2,511,483	2,520,857	2,520,189	2,640,136	2,610,610
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	15.66	26.59	23.04	21.86	19.39	16.62	12.21	15.85	16.24	15.32
Value at end of period	22.41	15.66	26.59	23.04	21.86	19.39	16.62	12.21	15.85	16.24
Number of accumulation units outstanding at end of period	556,991	637,348	681,806	771,123	807,849	823,866	759,247	616,727	624,926	583,196
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	21.22	20.18	19.19	18.62	18.45	17.98	17.75	16.37	15.48	14.18
Value at end of period	22.22	21.22	20.18	19.19	18.62	18.45	17.98	17.75	16.37	15.48
Number of accumulation units outstanding at end of period	1,191,824	1,304,643	1,301,371	1,400,251	1,567,980	1,771,545	1,997,775	2,293,017	2,055,297	2,041,895
MFS CORE GROWTH
Value at beginning of period	7.80	12.46	11.01	10.50	10.49	9.97	7.93	10.00
Value at end of period	9.56	7.80	12.46	11.01	10.50	10.49	9.97	7.93
Number of accumulation units outstanding at end of period	12,767	13,697	14,737	16,098	21,094	27,748	25,361	16,125
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	6.96	13.02	11.59	10.91	10.56	10.04	7.85	10.00
Value at end of period	9.86	6.96	13.02	11.59	10.91	10.56	10.04	7.85
Number of accumulation units outstanding at end of period	161,696	187,574	168,434	158,882	192,715	188,216	113,836	45,222
OPPENHEIMER GLOBAL
Value at beginning of period	9.55	16.39	15.67	13.51	12.02	10.00
Value at end of period	13.13	9.55	16.39	15.67	13.51	12.02
Number of accumulation units outstanding at end of period	264,903	282,402	297,166	274,859	197,284	87,133
PIMCO TOTAL RETURN
Value at beginning of period	13.22	12.80	11.91	11.63	11.47	11.07	10.66	10.00
Value at end of period	14.82	13.22	12.80	11.91	11.63	11.47	11.07	10.66
Number of accumulation units outstanding at end of period	510,188	585,619	487,477	492,615	617,969	590,778	494,056	298,172
PIONEER EQUITY INCOME VCT
Value at beginning of period	9.91	14.43	14.54	12.05	11.56	10.09	8.36	10.08	11.00	9.72
Value at end of period	11.15	9.91	14.43	14.54	12.05	11.56	10.09	8.36	10.08	11.00
Number of accumulation units outstanding at end of period	46,591	59,768	71,927	86,720	87,760	69,880	58,894	39,372	44,049	53,891
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.39	10.00
Value at end of period	10.82	7.39
Number of accumulation units outstanding at end of period	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.20	10.00
Value at end of period	8.03	5.20
Number of accumulation units outstanding at end of period	79,599	5,483
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.68	13.23	11.94	11.91	10.00
Value at end of period	10.04	7.68	13.23	11.94	11.91
Number of accumulation units outstanding at end of period	312,062	348,844	309,251	265,792	83,796
ROYCE TOTAL RETURN
Value at beginning of period	6.80	10.00
Value at end of period	8.45	6.80
Number of accumulation units outstanding at end of period	17,267	18,287
RS SELECT GROWTH
Value at beginning of period	7.24	13.33	11.87	11.13	11.45	10.00
Value at end of period	10.54	7.24	13.33	11.87	11.13	11.45
Number of accumulation units outstanding at end of period	13,471	14,900	17,473	22,335	36,707	40,784
RS SMALL CAP GROWTH
Value at beginning of period	3.42	6.37	5.66	5.23	5.26	4.63	3.19	5.41	7.53	10.00
Value at end of period	4.99	3.42	6.37	5.66	5.23	5.26	4.63	3.19	5.41	7.53
Number of accumulation units outstanding at end of period	217,189	247,984	289,889	353,118	439,674	669,643	759,394	537,797	467,056	290,275
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.16	10.00
Value at end of period	8.46	6.16
Number of accumulation units outstanding at end of period	10,121	4,407
VAN KAMPEN COMSTOCK
Value at beginning of period	6.77	10.73	11.10	10.00
Value at end of period	8.64	6.77	10.73	11.10
Number of accumulation units outstanding at end of period	53,770	54,557	49,771	40,092

INVESTMENT DIVISION (0.95)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	4.17	7.96	7.15	6.19	5.67	5.11	3.73	5.63	8.47	10.00
Value at end of period	5.90	4.17	7.96	7.15	6.19	5.67	5.11	3.73	5.63	8.47
Number of accumulation units outstanding at end of period	7,678	9,713	23,476	32,024	41,765	67,948	102,657	118,493	159,264	90,122
AIM LARGE CAP GROWTH
Value at beginning of period	4.64	7.57	6.62	6.24	6.11	5.91	4.76	6.54	8.56	10.00
Value at end of period	5.75	4.64	7.57	6.62	6.24	6.11	5.91	4.76	6.54	8.56
Number of accumulation units outstanding at end of period	9,183	11,497	14,762	16,562	19,791	39,082	64,042	81,240	88,846	33,594
AIM SMALL CAP GROWTH
Value at beginning of period	8.81	14.53	13.17	11.63	10.84	10.24	7.43	10.00
Value at end of period	11.74	8.81	14.53	13.17	11.63	10.84	10.24	7.43
Number of accumulation units outstanding at end of period	1,078	2,744	4,005	9,415	16,885	26,929	36,484	1,727
ALGER BALANCED
Value at beginning of period	9.46	14.00	12.58	12.13	11.29	10.90	9.25	10.64	10.96	11.37
Value at end of period	12.12	9.46	14.00	12.58	12.13	11.29	10.90	9.25	10.64	10.96
Number of accumulation units outstanding at end of period	11,503	19,897	35,592	45,008	58,289	76,225	103,854	135,584	125,592	109,400
ALGER MIDCAP GROWTH
Value at beginning of period	8.92	21.62	16.59	15.20	13.98	12.48	8.52	12.21	13.20	12.20
Value at end of period	13.40	8.92	21.62	16.59	15.20	13.98	12.48	8.52	12.21	13.20
Number of accumulation units outstanding at end of period	70,436	104,666	157,413	161,494	192,952	217,886	259,232	203,757	228,470	219,147
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	16.17	20.42	20.25	17.11	16.86	15.13	12.29	13.06	11.85	10.00
Value at end of period	17.97	16.17	20.42	20.25	17.11	16.86	15.13	12.29	13.06	11.85
Number of accumulation units outstanding at end of period	31,825	71,503	89,541	110,578	81,529	97,688	84,913	67,208	35,178	11,587
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.20	11.96	10.92	10.00
Value at end of period	9.56	7.20	11.96	10.92
Number of accumulation units outstanding at end of period	66,588	56,833	22,919	13,093
ARTISAN INTERNATIONAL
Value at beginning of period	7.57	14.42	12.15	9.77	8.49	7.27	5.69	7.08	8.49	10.00
Value at end of period	10.49	7.57	14.42	12.15	9.77	8.49	7.27	5.69	7.08	8.49
Number of accumulation units outstanding at end of period	121,618	150,700	170,418	163,261	99,169	125,161	91,564	58,883	48,509	25,053
COLUMBIA MID CAP VALUE
Value at beginning of period	6.04	10.00
Value at end of period	7.89	6.04
Number of accumulation units outstanding at end of period	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	6.82	11.52	11.12	10.00
Value at end of period	8.89	6.82	11.52	11.12
Number of accumulation units outstanding at end of period	19,199	26,811	10,533	12,281
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.48	13.47	12.29	10.70	10.60	9.98	8.14	10.00
Value at end of period	10.72	9.48	13.47	12.29	10.70	10.60	9.98	8.14
Number of accumulation units outstanding at end of period	28,417	36,946	43,182	49,094	50,895	57,946	51,299	21,813
FIDELITY VIP CONTRAFUND
Value at beginning of period	12.86	22.58	19.39	17.52	15.13	13.22	10.39	11.57	13.32	14.40
Value at end of period	17.29	12.86	22.58	19.39	17.52	15.13	13.22	10.39	11.57	13.32
Number of accumulation units outstanding at end of period	171,513	198,360	208,562	263,016	252,193	283,624	308,230	250,602	224,771	198,939
FIDELITY VIP GROWTH
Value at beginning of period	12.31	23.53	18.71	17.67	16.86	16.47	12.51	18.08	22.17	25.14
Value at end of period	15.64	12.31	23.53	18.71	17.67	16.86	16.47	12.51	18.08	22.17
Number of accumulation units outstanding at end of period	288,238	347,881	470,371	596,592	692,137	1,022,347	1,390,635	1,155,035	1,223,847	1,163,198
JANUS ASPEN WORLDWIDE
Value at beginning of period	9.06	16.53	15.22	13.00	12.40	11.94	9.72	13.18	17.16	20.54
Value at end of period	12.36	9.06	16.53	15.22	13.00	12.40	11.94	9.72	13.18	17.16
Number of accumulation units outstanding at end of period	94,658	84,167	97,614	90,805	105,941	164,472	232,759	219,839	208,436	171,580
JANUS TWENTY
Value at beginning of period	5.26	9.16	6.80	6.11	5.64	4.60	3.70	4.92	7.02	10.00
Value at end of period	7.47	5.26	9.16	6.80	6.11	5.64	4.60	3.70	4.92	7.02
Number of accumulation units outstanding at end of period	44,862	48,861	86,854	115,667	163,937	256,761	300,351	274,501	194,263	113,874
JANUS WORLDWIDE
Value at beginning of period	4.14	7.61	7.03	6.02	5.74	5.49	4.46	6.09	7.97	10.00
Value at end of period	5.65	4.14	7.61	7.03	6.02	5.74	5.49	4.46	6.09	7.97
Number of accumulation units outstanding at end of period	25,188	30,206	56,869	76,465	104,871	137,168	192,743	192,992	155,095	96,440
JENSEN
Value at beginning of period	8.70	12.39	11.69	10.38	10.65	10.00
Value at end of period	11.08	8.70	12.39	11.69	10.38	10.65
Number of accumulation units outstanding at end of period	8,665	12,051	33,759	37,548	35,662	15,947
LEGG MASON VALUE TRUST
Value at beginning of period	6.23	13.90	14.94	14.15	13.48	12.07	8.43	10.00
Value at end of period	8.74	6.23	13.90	14.94	14.15	13.48	12.07	8.43
Number of accumulation units outstanding at end of period	17,249	22,379	35,196	52,700	84,198	113,027	80,685	24,425
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.32
Number of accumulation units outstanding at end of period	202
MAINSTAY SMALL COMPANY
Value at beginning of period	5.77	9.22	11.28	10.00
Value at end of period	8.48	5.77	9.22	11.28
Number of accumulation units outstanding at end of period	1,105	1,986	13,980	5,135
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	11.58	19.49	18.37	16.05	14.90	12.87	9.95	12.19	13.06	14.15
Value at end of period	15.25	11.58	19.49	18.37	16.05	14.90	12.87	9.95	12.19	13.06
Number of accumulation units outstanding at end of period	60,427	115,258	136,520	177,462	196,877	221,131	223,835	166,720	165,531	126,106
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	18.05	30.65	31.32	28.40	27.73	24.93	19.42	21.98	18.78	15.97
Value at end of period	29.21	18.05	30.65	31.32	28.40	27.73	24.93	19.42	21.98	18.78
Number of accumulation units outstanding at end of period	176,218	205,569	248,363	290,260	342,205	474,476	545,902	544,665	589,121	574,831
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	18.24	34.05	35.25	31.62	32.08	26.51	20.71	22.30	19.47	15.52
Value at end of period	30.02	18.24	34.05	35.25	31.62	32.08	26.51	20.71	22.30	19.47
Number of accumulation units outstanding at end of period	58,774	68,783	83,765	94,314	110,899	136,294	125,335	95,309	74,353	51,535
MAXIM BOND INDEX
Value at beginning of period	15.44	14.65	13.85	13.47	13.32	13.02	12.75	11.74	11.02	10.00
Value at end of period	16.23	15.44	14.65	13.85	13.47	13.32	13.02	12.75	11.74	11.02
Number of accumulation units outstanding at end of period	62,702	68,715	77,840	84,761	89,370	188,711	241,013	156,718	57,734	10,544
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	13.99	16.37	15.66	14.67	14.21	13.42	12.17	12.37	12.14	11.58
Value at end of period	16.68	13.99	16.37	15.66	14.67	14.21	13.42	12.17	12.37	12.14
Number of accumulation units outstanding at end of period	31,161	34,167	35,019	58,633	67,219	61,350	62,437	60,105	47,547	34,796
MAXIM INDEX 600
Value at beginning of period	19.67	28.93	29.44	25.95	24.47	20.28	14.82	17.65	16.85	15.43
Value at end of period	24.35	19.67	28.93	29.44	25.95	24.47	20.28	14.82	17.65	16.85
Number of accumulation units outstanding at end of period	65,963	79,407	84,733	91,659	95,299	190,285	202,952	185,217	197,788	203,258
MAXIM INVESCO ADR
Value at beginning of period	15.37	25.94	24.39	19.87	18.03	15.21	11.70	13.60	16.44	18.48
Value at end of period	19.89	15.37	25.94	24.39	19.87	18.03	15.21	11.70	13.60	16.44
Number of accumulation units outstanding at end of period	28,473	39,914	45,889	57,813	53,209	71,949	80,506	84,497	113,759	104,088
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.56
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.89
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.13
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.20
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.24
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	20.61	26.59	24.83	22.56	21.96	19.98	15.50	14.09	13.87	13.38
Value at end of period	28.26	20.61	26.59	24.83	22.56	21.96	19.98	15.50	14.09	13.87
Number of accumulation units outstanding at end of period	67,311	97,405	114,805	151,708	156,163	171,311	198,216	159,601	176,528	185,615
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	15.16	22.72	22.22	19.01	18.09	14.95	11.24	13.27	11.72	9.56
Value at end of period	19.20	15.16	22.72	22.22	19.01	18.09	14.95	11.24	13.27	11.72
Number of accumulation units outstanding at end of period	47,024	67,079	69,441	79,269	72,077	92,902	99,214	80,248	71,311	57,079
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	12.88	28.13	26.72	19.86	17.18	14.59	10.88	13.40	15.11	15.01
Value at end of period	16.83	12.88	28.13	26.72	19.86	17.18	14.59	10.88	13.40	15.11
Number of accumulation units outstanding at end of period	203,159	235,977	298,921	365,143	357,452	441,413	493,274	478,007	509,371	539,442
MAXIM MODERATE PROFILE I
Value at beginning of period	13.71	18.04	17.00	15.33	14.56	13.20	11.09	12.24	12.70	13.00
Value at end of period	16.90	13.71	18.04	17.00	15.33	14.56	13.20	11.09	12.24	12.70
Number of accumulation units outstanding at end of period	215,184	318,096	369,564	547,575	558,495	681,396	591,152	385,603	302,169	205,575
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	13.22	19.12	18.00	15.97	14.98	13.34	10.86	12.46	13.19	13.93
Value at end of period	16.83	13.22	19.12	18.00	15.97	14.98	13.34	10.86	12.46	13.19
Number of accumulation units outstanding at end of period	166,471	260,851	364,302	483,884	499,548	601,114	541,884	394,948	339,921	252,331
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	13.24	16.32	15.48	14.22	13.55	12.48	10.81	11.53	11.67	11.85
Value at end of period	16.01	13.24	16.32	15.48	14.22	13.55	12.48	10.81	11.53	11.67
Number of accumulation units outstanding at end of period	48,352	87,392	80,904	125,518	130,069	128,601	130,774	114,087	69,873	49,100
MAXIM MONEY MARKET
Value at beginning of period	14.06	13.93	13.43	12.96	12.74	12.74	12.77	12.72	12.37	11.77
Value at end of period	13.93	14.06	13.93	13.43	12.96	12.74	12.74	12.77	12.72	12.37
Number of accumulation units outstanding at end of period	583,601	685,611	794,312	995,746	972,440	1,291,659	1,906,337	549,783	560,138	554,768
MAXIM SMALL-CAP GROWTH
Value at beginning of period	13.96	24.00	21.58	21.22	20.48	19.51	15.04	21.99	28.79	33.17
Value at end of period	18.27	13.96	24.00	21.58	21.22	20.48	19.51	15.04	21.99	28.79
Number of accumulation units outstanding at end of period	94,189	114,513	152,122	197,098	266,288	384,107	478,525	464,900	536,016	495,179
MAXIM STOCK INDEX
Value at beginning of period	15.96	25.69	24.67	21.71	20.87	19.02	14.96	19.34	22.11	24.24
Value at end of period	20.04	15.96	25.69	24.67	21.71	20.87	19.02	14.96	19.34	22.11
Number of accumulation units outstanding at end of period	863,770	1,032,678	1,218,920	1,487,470	1,763,162	2,546,880	3,006,713	3,308,532	3,559,785	3,707,280
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	18.82	29.77	29.11	24.68	23.92	21.00	16.87	19.59	19.46	17.40
Value at end of period	23.34	18.82	29.77	29.11	24.68	23.92	21.00	16.87	19.59	19.46
Number of accumulation units outstanding at end of period	142,220	170,036	215,831	297,582	339,478	462,741	518,990	521,917	586,577	549,729
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	16.20	27.43	23.69	22.41	19.82	16.94	12.41	16.06	16.40	15.42
Value at end of period	23.25	16.20	27.43	23.69	22.41	19.82	16.94	12.41	16.06	16.40
Number of accumulation units outstanding at end of period	101,965	111,281	145,650	160,461	153,301	196,827	195,636	164,759	186,267	147,865
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.23	17.29	16.39	15.85	15.66	15.22	14.98	13.77	12.98	11.85
Value at end of period	19.14	18.23	17.29	16.39	15.85	15.66	15.22	14.98	13.77	12.98
Number of accumulation units outstanding at end of period	126,112	164,409	176,858	195,772	275,922	381,030	481,229	487,376	429,435	369,130
MFS CORE GROWTH
Value at beginning of period	7.96	12.67	11.16	10.61	10.58	10.02	7.95	10.00
Value at end of period	9.79	7.96	12.67	11.16	10.61	10.58	10.02	7.95
Number of accumulation units outstanding at end of period	790	1,100	1,100	1,944	4,994	5,310	3,625	3,407
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	7.10	13.24	11.75	11.03	10.64	10.09	7.87	10.00
Value at end of period	10.09	7.10	13.24	11.75	11.03	10.64	10.09	7.87
Number of accumulation units outstanding at end of period	25,795	33,680	42,753	44,570	45,300	43,324	21,589	2,764
OPPENHEIMER GLOBAL
Value at beginning of period	9.68	16.56	15.78	13.57	12.04	10.00
Value at end of period	13.34	9.68	16.56	15.78	13.57	12.04
Number of accumulation units outstanding at end of period	217,212	203,808	210,583	204,852	190,244	86,130
PIMCO TOTAL RETURN
Value at beginning of period	13.48	13.02	12.08	11.75	11.56	11.13	10.67	10.00
Value at end of period	15.16	13.48	13.02	12.08	11.75	11.56	11.13	10.67
Number of accumulation units outstanding at end of period	91,108	87,746	78,206	82,146	81,115	102,205	107,642	48,750
PIONEER EQUITY INCOME VCT
Value at beginning of period	10.19	14.80	14.86	12.28	11.75	10.22	8.44	10.15	11.04	9.73
Value at end of period	11.49	10.19	14.80	14.86	12.28	11.75	10.22	8.44	10.15	11.04
Number of accumulation units outstanding at end of period	5,156	12,276	20,049	36,729	36,667	29,307	24,795	21,354	17,312	8,530
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.40	10.00
Value at end of period	10.87	7.40
Number of accumulation units outstanding at end of period	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.21	10.00
Value at end of period	8.07	5.21
Number of accumulation units outstanding at end of period	10,523	404
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.77	13.34	12.00	11.93	10.00
Value at end of period	10.18	7.77	13.34	12.00	11.93
Number of accumulation units outstanding at end of period	62,132	72,350	71,658	82,411	32,437
ROYCE TOTAL RETURN
Value at beginning of period	6.81	10.00
Value at end of period	8.49	6.81
Number of accumulation units outstanding at end of period	1,629	609
RS SELECT GROWTH
Value at beginning of period	7.33	13.47	11.96	11.18	11.46	10.00
Value at end of period	10.71	7.33	13.47	11.96	11.18	11.46
Number of accumulation units outstanding at end of period	470	871	3,313	4,383	8,026	13,529
RS SMALL CAP GROWTH
Value at beginning of period	3.51	6.51	5.77	5.32	5.34	4.68	3.22	5.43	7.54	10.00
Value at end of period	5.13	3.51	6.51	5.77	5.32	5.34	4.68	3.22	5.43	7.54
Number of accumulation units outstanding at end of period	11,398	12,595	22,607	38,198	67,121	134,557	210,557	114,711	98,736	58,620
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.18	10.00
Value at end of period	8.50	6.18
Number of accumulation units outstanding at end of period	2,770	-
VAN KAMPEN COMSTOCK
Value at beginning of period	6.82	10.78	11.11	10.00
Value at end of period	8.73	6.82	10.78	11.11
Number of accumulation units outstanding at end of period	11,158	12,393	5,691	5,418

INVESTMENT DIVISION (0.85)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	8.37	15.95	14.32	12.39	11.34	10.00
Value at end of period	11.86	8.37	15.95	14.32	12.39	11.34
Number of accumulation units outstanding at end of period	408	-	-	-	17	17
AIM LARGE CAP GROWTH
Value at beginning of period	8.24	13.41	11.71	11.03	10.79	10.00
Value at end of period	10.21	8.24	13.41	11.71	11.03	10.79
Number of accumulation units outstanding at end of period	-	-	-	-	707	707
AIM SMALL CAP GROWTH
Value at beginning of period	9.22	15.18	13.75	12.13	11.29	10.00
Value at end of period	12.30	9.22	15.18	13.75	12.13	11.29
Number of accumulation units outstanding at end of period	2,790	-	-	-	153	146
ALGER BALANCED
Value at beginning of period	8.96	13.24	11.89	11.45	10.65	10.00
Value at end of period	11.48	8.96	13.24	11.89	11.45	10.65
Number of accumulation units outstanding at end of period	-	-	-	-	2,011	2,365
ALGER MIDCAP GROWTH
Value at beginning of period	7.41	17.94	13.75	12.59	11.56	10.00
Value at end of period	11.14	7.41	17.94	13.75	12.59	11.56
Number of accumulation units outstanding at end of period	44,572	-	-	-	5,968	5,524
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	10.28	12.97	12.85	10.85	10.68	10.00
Value at end of period	11.44	10.28	12.97	12.85	10.85	10.68
Number of accumulation units outstanding at end of period	32,894	-	-	-	2,747	3,213
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.22	11.98	10.92	10.00
Value at end of period	9.60	7.22	11.98	10.92
Number of accumulation units outstanding at end of period	65,036	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	10.30	19.59	16.50	13.25	11.50	10.00
Value at end of period	14.28	10.30	19.59	16.50	13.25	11.50
Number of accumulation units outstanding at end of period	45,134	-	-	-	1,964	1,034
COLUMBIA MID CAP VALUE
Value at beginning of period	6.04	10.00
Value at end of period	7.90	6.04
Number of accumulation units outstanding at end of period	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	6.84	11.54	11.13	10.00
Value at end of period	8.92	6.84	11.54	11.13
Number of accumulation units outstanding at end of period	19,441	-	-	-
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.73	13.82	12.60	10.95	10.84	10.00
Value at end of period	11.02	9.73	13.82	12.60	10.95	10.84
Number of accumulation units outstanding at end of period	17,710	-	-	-	452	297
FIDELITY VIP CONTRAFUND
Value at beginning of period	9.30	16.32	13.99	12.63	10.90	10.00
Value at end of period	12.51	9.30	16.32	13.99	12.63	10.90
Number of accumulation units outstanding at end of period	111,972	-	-	-	13,887	12,361
FIDELITY VIP GROWTH
Value at beginning of period	7.93	15.14	12.03	11.35	10.82	10.00
Value at end of period	10.09	7.93	15.14	12.03	11.35	10.82
Number of accumulation units outstanding at end of period	43,085	-	-	-	26,640	26,879
JANUS TWENTY
Value at beginning of period	10.56	18.35	13.61	12.23	11.27	10.00
Value at end of period	15.00	10.56	18.35	13.61	12.23	11.27
Number of accumulation units outstanding at end of period	1,028	-	-	-	811	811
JANUS WORLDWIDE
Value at beginning of period	8.06	14.79	13.65	11.68	11.13	10.00
Value at end of period	11.00	8.06	14.79	13.65	11.68	11.13
Number of accumulation units outstanding at end of period	2,438	-	-	-	194	630
JENSEN
Value at beginning of period	8.73	12.43	11.72	10.39	10.65	10.00
Value at end of period	11.14	8.73	12.43	11.72	10.39	10.65
Number of accumulation units outstanding at end of period	533	-	-	-	854	395
LEGG MASON VALUE TRUST
Value at beginning of period	5.34	11.90	12.77	12.09	11.50	10.00
Value at end of period	7.49	5.34	11.90	12.77	12.09	11.50
Number of accumulation units outstanding at end of period	38,466	-	-	-	1,545	448
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.33
Number of accumulation units outstanding at end of period	-
MAINSTAY SMALL COMPANY
Value at beginning of period	5.79	9.24	11.29	10.00
Value at end of period	8.51	5.79	9.24	11.29
Number of accumulation units outstanding at end of period	-	-	-	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	8.73	14.68	13.82	12.07	11.19	10.00
Value at end of period	11.51	8.73	14.68	13.82	12.07	11.19
Number of accumulation units outstanding at end of period	20,009	-	-	-	13,067	8,991
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	7.15	12.13	12.38	11.22	10.94	10.00
Value at end of period	11.58	7.15	12.13	12.38	11.22	10.94
Number of accumulation units outstanding at end of period	27,198	-	-	-	18,640	18,124
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	6.25	11.65	12.05	10.80	10.94	10.00
Value at end of period	10.29	6.25	11.65	12.05	10.80	10.94
Number of accumulation units outstanding at end of period	23,369	-	-	-	3,011	2,273
MAXIM BOND INDEX
Value at beginning of period	11.70	11.09	10.48	10.18	10.06	10.00
Value at end of period	12.32	11.70	11.09	10.48	10.18	10.06
Number of accumulation units outstanding at end of period	4,391	-	-	-	229	163
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	10.29	12.03	11.49	10.76	10.41	10.00
Value at end of period	12.28	10.29	12.03	11.49	10.76	10.41
Number of accumulation units outstanding at end of period	17,954	-	-	-	545	236
MAXIM INDEX 600
Value at beginning of period	9.09	13.36	13.59	11.96	11.27	10.00
Value at end of period	11.27	9.09	13.36	13.59	11.96	11.27
Number of accumulation units outstanding at end of period	2,490	-	-	-	1,170	1,605
MAXIM INVESCO ADR
Value at beginning of period	9.75	16.44	15.44	12.57	11.39	10.00
Value at end of period	12.63	9.75	16.44	15.44	12.57	11.39
Number of accumulation units outstanding at end of period	897	-	-	-	167	247
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.57
Number of accumulation units outstanding at end of period	806
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.90
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.14
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.21
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.24
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	9.95	12.82	11.96	10.86	10.56	10.00
Value at end of period	13.65	9.95	12.82	11.96	10.86	10.56
Number of accumulation units outstanding at end of period	59,006	-	-	-	8,899	8,516
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	9.43	14.13	13.80	11.80	11.22	10.00
Value at end of period	11.96	9.43	14.13	13.80	11.80	11.22
Number of accumulation units outstanding at end of period	13,441	-	-	-	1,293	261
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	8.60	18.74	17.79	13.21	11.41	10.00
Value at end of period	11.24	8.60	18.74	17.79	13.21	11.41
Number of accumulation units outstanding at end of period	23,056	-	-	-	2,565	1,925
MAXIM MODERATE PROFILE I
Value at beginning of period	10.18	13.38	12.60	11.35	10.77	10.00
Value at end of period	12.56	10.18	13.38	12.60	11.35	10.77
Number of accumulation units outstanding at end of period	25,379	-	-	-	29,416	18,878
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	9.70	14.02	13.19	11.69	10.95	10.00
Value at end of period	12.37	9.70	14.02	13.19	11.69	10.95
Number of accumulation units outstanding at end of period	6,339	-	-	-	23,575	17,084
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	10.41	12.82	12.15	11.15	10.61	10.00
Value at end of period	12.60	10.41	12.82	12.15	11.15	10.61
Number of accumulation units outstanding at end of period	20,037	-	-	-	84	524
MAXIM MONEY MARKET
Value at beginning of period	11.10	10.98	10.58	10.20	10.01	10.00
Value at end of period	11.00	11.10	10.98	10.58	10.20	10.01
Number of accumulation units outstanding at end of period	32,635	-	-	-	5,248	5,248
MAXIM SMALL-CAP GROWTH
Value at beginning of period	7.80	13.39	12.03	11.82	11.39	10.00
Value at end of period	10.21	7.80	13.39	12.03	11.82	11.39
Number of accumulation units outstanding at end of period	3,798	-	-	-	11,981	12,528
MAXIM STOCK INDEX
Value at beginning of period	8.38	13.47	12.92	11.36	10.91	10.00
Value at end of period	10.53	8.38	13.47	12.92	11.36	10.91
Number of accumulation units outstanding at end of period	174,070	-	-	-	37,887	40,197
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	8.61	13.61	13.29	11.26	10.90	10.00
Value at end of period	10.69	8.61	13.61	13.29	11.26	10.90
Number of accumulation units outstanding at end of period	68,042	-	-	-	14,197	13,133
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	9.20	15.55	13.42	12.68	11.20	10.00
Value at end of period	13.21	9.20	15.55	13.42	12.68	11.20
Number of accumulation units outstanding at end of period	35,712	-	-	-	8,962	8,354
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	11.76	11.14	10.55	10.19	10.06	10.00
Value at end of period	12.36	11.76	11.14	10.55	10.19	10.06
Number of accumulation units outstanding at end of period	10,083	-	-	-	2,836	4,155
MFS CORE GROWTH
Value at beginning of period	8.41	13.37	11.77	11.18	11.13	10.00
Value at end of period	10.35	8.41	13.37	11.77	11.18	11.13
Number of accumulation units outstanding at end of period	154	-	-	-	41	41
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	7.24	13.50	11.97	11.22	10.82	10.00
Value at end of period	10.31	7.24	13.50	11.97	11.22	10.82
Number of accumulation units outstanding at end of period	23,121	-	-	-	118	48
OPPENHEIMER GLOBAL
Value at beginning of period	9.35	15.99	15.22	13.08	11.59	10.00
Value at end of period	12.91	9.35	15.99	15.22	13.08	11.59
Number of accumulation units outstanding at end of period	5,413	-	-	-	1,644	1,412
PIMCO TOTAL RETURN
Value at beginning of period	11.84	11.42	10.58	10.29	10.11	10.00
Value at end of period	13.33	11.84	11.42	10.58	10.29	10.11
Number of accumulation units outstanding at end of period	35,605	-	-	-	445	283
PIONEER EQUITY INCOME VCT
Value at beginning of period	9.43	13.69	13.73	11.34	10.84	10.00
Value at end of period	10.65	9.43	13.69	13.73	11.34	10.84
Number of accumulation units outstanding at end of period	824	-	-	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.41	10.00
Value at end of period	10.89	7.41
Number of accumulation units outstanding at end of period	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.22	10.00
Value at end of period	8.09	5.22
Number of accumulation units outstanding at end of period	1,539	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.80	13.38	12.02	11.94	10.00
Value at end of period	10.23	7.80	13.38	12.02	11.94
Number of accumulation units outstanding at end of period	27,501	-	-	-	558
ROYCE TOTAL RETURN
Value at beginning of period	6.81	10.00
Value at end of period	8.50	6.81
Number of accumulation units outstanding at end of period	3,232	-
RS SELECT GROWTH
Value at beginning of period	7.26	13.33	11.83	11.04	11.31	10.00
Value at end of period	10.62	7.26	13.33	11.83	11.04	11.31
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
RS SMALL CAP GROWTH
Value at beginning of period	7.69	14.27	12.63	11.63	11.65	10.00
Value at end of period	11.26	7.69	14.27	12.63	11.63	11.65
Number of accumulation units outstanding at end of period	696	-	-	-	-	-
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.18	10.00
Value at end of period	8.51	6.18
Number of accumulation units outstanding at end of period	908	-
VAN KAMPEN COMSTOCK
Value at beginning of period	6.84	10.00	11.12	10.00
Value at end of period	8.76	6.84	10.79	11.12
Number of accumulation units outstanding at end of period	1,738	-	-	-

INVESTMENT DIVISION (0.75)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	4.24	8.08	7.24	6.26	5.72	5.15	3.75	5.64	8.48	10.00
Value at end of period	6.02	4.24	8.08	7.24	6.26	5.72	5.15	3.75	5.64	8.48
Number of accumulation units outstanding at end of period	10,432	11,836	16,140	16,454	16,716	24,810	35,777	53,272	34,718	13,292
AIM LARGE CAP GROWTH
Value at beginning of period	4.72	7.68	6.70	6.31	6.16	5.95	4.79	6.56	8.57	10.00
Value at end of period	5.86	4.72	7.68	6.70	6.31	6.16	5.95	4.79	6.56	8.57
Number of accumulation units outstanding at end of period	4,704	4,748	6,785	9,663	8,600	11,867	10,952	17,313	26,790	6,939
AIM SMALL CAP GROWTH
Value at beginning of period	8.92	14.68	13.28	11.71	10.90	10.28	7.44	10.00
Value at end of period	11.92	8.92	14.68	13.28	11.71	10.90	10.28	7.44
Number of accumulation units outstanding at end of period	2,461	2,825	3,813	4,553	5,224	11,036	5,440	2,324
ALGER BALANCED
Value at beginning of period	9.64	14.24	12.76	12.28	11.41	11.00	9.31	10.69	10.98	11.38
Value at end of period	12.37	9.64	14.24	12.76	12.28	11.41	11.00	9.31	10.69	10.98
Number of accumulation units outstanding at end of period	6,335	7,295	9,783	9,740	10,036	23,491	26,685	30,271	25,750	12,856
ALGER MIDCAP GROWTH
Value at beginning of period	9.08	21.98	16.83	15.40	14.12	12.59	8.58	12.27	13.23	12.21
Value at end of period	13.68	9.08	21.98	16.83	15.40	14.12	12.59	8.58	12.27	13.23
Number of accumulation units outstanding at end of period	25,569	41,944	56,310	69,782	80,178	87,833	76,145	64,663	57,979	41,599
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	16.45	20.73	20.52	17.30	17.02	15.24	12.35	13.10	11.86	10.00
Value at end of period	18.32	16.45	20.73	20.52	17.30	17.02	15.24	12.35	13.10	11.86
Number of accumulation units outstanding at end of period	28,139	37,490	45,051	54,324	40,351	45,971	22,298	18,110	8,688	1,337
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	7.70	11.87	12.00	10.32	9.92	8.85	6.88	8.59	9.45	10.00
Value at end of period	9.01	7.70	11.87	12.00	10.32	9.92	8.85	6.88	8.59	9.45
Number of accumulation units outstanding at end of period	23,021	20,711	23,616	51,264	45,337	66,202	28,639	22,142	2,206
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.23	11.99	10.93	10.00
Value at end of period	9.63	7.23	11.99	10.93
Number of accumulation units outstanding at end of period	45,572	51,420	32,177	4,343
ARTISAN INTERNATIONAL
Value at beginning of period	7.70	14.63	12.31	9.88	8.56	7.33	5.71	7.10	8.50	10.00
Value at end of period	10.69	7.70	14.63	12.31	9.88	8.56	7.33	5.71	7.10	8.50
Number of accumulation units outstanding at end of period	70,624	64,301	83,648	80,561	54,803	59,320	40,584	33,286	14,150	2,436
COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
Value at beginning of period	10.96	15.40	14.21	12.81	12.11	11.10	9.28	10.59	11.75	11.98
Value at end of period	13.48	10.96	15.40	14.21	12.81	12.11	11.10	9.28	10.59	11.75
Number of accumulation units outstanding at end of period	12,514	12,633	13,611	25,228	24,427	18,507	16,691	10,794	12,009	8,425
COLUMBIA MID CAP VALUE
Value at beginning of period	6.05	10.00
Value at end of period	7.92	6.05
Number of accumulation units outstanding at end of period	22,657	273
DAVIS NEW YORK VENTURE
Value at beginning of period	6.86	11.56	11.13	10.00
Value at end of period	8.95	6.86	11.56	11.13
Number of accumulation units outstanding at end of period	29,618	39,227	26,610	22,615
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.60	13.62	12.41	10.78	10.65	10.01	8.15	10.00
Value at end of period	10.88	9.60	13.62	12.41	10.78	10.65	10.01	8.15
Number of accumulation units outstanding at end of period	14,033	22,640	23,950	23,831	26,112	31,683	16,564	8,831
FIDELITY VIP CONTRAFUND
Value at beginning of period	13.12	23.00	19.71	17.77	15.31	13.36	10.48	11.64	13.37	14.43
Value at end of period	17.68	13.12	23.00	19.71	17.77	15.31	13.36	10.48	11.64	13.37
Number of accumulation units outstanding at end of period	117,999	128,938	156,525	136,211	121,030	114,702	77,938	70,602	60,167	35,038
FIDELITY VIP GROWTH
Value at beginning of period	10.19	19.43	15.42	14.54	13.84	13.49	10.23	14.75	18.05	20.43
Value at end of period	12.97	10.19	19.43	15.42	14.54	13.84	13.49	10.23	14.75	18.05
Number of accumulation units outstanding at end of period	314,811	361,533	471,132	551,478	616,601	866,427	927,891	948,538	945,946	914,068
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	5.32	9.32	8.41	7.88	7.18	6.40	4.69	6.70	8.50	10.00
Value at end of period	7.56	5.32	9.32	8.41	7.88	7.18	6.40	4.69	6.70	8.50
Number of accumulation units outstanding at end of period	12,727	13,103	13,564	13,637	19,978	14,767	38,458	14,465	7,384	107
JANUS ASPEN WORLDWIDE
Value at beginning of period	7.77	14.16	13.01	11.09	10.55	10.15	8.25	11.15	14.49	17.31
Value at end of period	10.63	7.77	14.16	13.01	11.09	10.55	10.15	8.25	11.15	14.49
Number of accumulation units outstanding at end of period	31,785	43,852	51,675	50,169	72,491	117,920	172,557	185,722	193,107	209,494
JANUS FUND
Value at beginning of period	4.75	7.95	6.95	6.33	6.14	5.91	4.52	6.28	8.57	10.00
Value at end of period	6.47	4.75	7.95	6.95	6.33	6.14	5.91	4.52	6.28	8.57
Number of accumulation units outstanding at end of period	12,405	10,458	9,554	13,656	18,078	22,982	22,562	60,777	15,053	40
JANUS TWENTY
Value at beginning of period	5.35	9.30	6.89	6.18	5.69	4.63	3.72	4.93	7.02	10.00
Value at end of period	7.61	5.35	9.30	6.89	6.18	5.69	4.63	3.72	4.93	7.02
Number of accumulation units outstanding at end of period	40,642	45,474	53,693	66,197	36,246	53,446	43,809	50,147	49,241	36,576
JANUS WORLDWIDE
Value at beginning of period	4.21	7.72	7.12	6.09	5.79	5.53	4.49	6.11	7.98	10.00
Value at end of period	5.76	4.21	7.72	7.12	6.09	5.79	5.53	4.49	6.11	7.98
Number of accumulation units outstanding at end of period	16,393	17,319	22,544	28,333	41,232	63,954	38,280	40,551	36,445	15,876
JENSEN
Value at beginning of period	8.77	12.47	11.74	10.40	10.66	10.00
Value at end of period	11.20	8.77	12.47	11.74	10.40	10.66
Number of accumulation units outstanding at end of period	13,536	16,075	21,600	17,823	6,955	4,436
LEGG MASON VALUE TRUST
Value at beginning of period	6.31	14.06	15.07	14.25	13.55	12.11	8.44	10.00
Value at end of period	8.87	6.31	14.06	15.07	14.25	13.55	12.11	8.44
Number of accumulation units outstanding at end of period	9,530	12,345	26,826	25,130	24,798	28,472	16,409	1,801
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.33
Number of accumulation units outstanding at end of period	6,936
MAINSTAY SMALL COMPANY
Value at beginning of period	5.80	9.25	11.29	10.00
Value at end of period	8.53	5.80	9.25	11.29
Number of accumulation units outstanding at end of period	2,079	2,111	10,512	4,316
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	11.84	19.89	18.71	16.32	15.11	13.03	10.05	12.29	13.14	14.21
Value at end of period	15.63	11.84	19.89	18.71	16.32	15.11	13.03	10.05	12.29	13.14
Number of accumulation units outstanding at end of period	204,069	207,533	207,028	183,786	148,959	180,884	168,430	165,055	140,600	97,470
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	16.72	28.34	28.90	26.16	25.49	22.87	17.78	20.08	17.12	14.53
Value at end of period	27.12	16.72	28.34	28.90	26.16	25.49	22.87	17.78	20.08	17.12
Number of accumulation units outstanding at end of period	90,377	105,745	153,823	233,154	239,908	298,286	317,797	361,232	353,595	319,881
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	14.20	26.46	27.34	24.48	24.78	20.44	15.93	17.13	14.92	11.87
Value at end of period	23.43	14.20	26.46	27.34	24.48	24.78	20.44	15.93	17.13	14.92
Number of accumulation units outstanding at end of period	32,380	32,457	41,909	55,168	51,810	67,078	70	63,011	40,779	30,317
MAXIM BOND INDEX
Value at beginning of period	15.72	14.89	14.05	13.64	13.46	13.13	12.84	11.79	11.05	10.00
Value at end of period	16.57	15.72	14.89	14.05	13.64	13.46	13.13	12.84	11.79	11.05
Number of accumulation units outstanding at end of period	43,718	40,919	47,712	56,517	61,255	70,146	49,972	32,896	10,427	1,129
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	14.23	16.62	15.86	14.84	14.34	13.51	12.23	12.40	12.15	11.56
Value at end of period	17.00	14.23	16.62	15.86	14.84	14.34	13.51	12.23	12.40	12.15
Number of accumulation units outstanding at end of period	83,094	86,321	96,280	95,776	114,118	108,153	156,510	214,143	168,345	177,718
MAXIM INDEX 600
Value at beginning of period	15.68	23.01	23.38	20.56	19.35	16.01	11.68	13.88	13.22	12.08
Value at end of period	19.45	15.68	23.01	23.38	20.56	19.35	16.01	11.68	13.88	13.22
Number of accumulation units outstanding at end of period	59,039	79,333	100,226	139,838	158,241	184,812	179	195,732	179,104	165,316
MAXIM INVESCO ADR
Value at beginning of period	11.33	19.09	17.91	14.56	13.18	11.10	8.52	9.88	11.93	13.38
Value at end of period	14.69	11.33	19.09	17.91	14.56	13.18	11.10	8.52	9.88	11.93
Number of accumulation units outstanding at end of period	85,209	113,941	149,667	200,195	210,380	261,835	318,742	323,340	304,754	275,937
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.58
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.91
Number of accumulation units outstanding at end of period	1,041
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.14
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.21
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.25
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	17.67	22.75	21.20	19.23	18.68	16.96	13.13	11.91	11.70	11.27
Value at end of period	24.28	17.67	22.75	21.20	19.23	18.68	16.96	13.13	11.91	11.70
Number of accumulation units outstanding at end of period	93,341	123,841	138,622	119,873	99,503	125,048	219,830	206,726	181,118	188,988
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	15.51	23.20	22.64	19.33	18.36	15.14	11.36	13.39	11.80	9.61
Value at end of period	19.68	15.51	23.20	22.64	19.33	18.36	15.14	11.36	13.39	11.80
Number of accumulation units outstanding at end of period	37,529	56,761	67,385	101,081	110,290	116,531	66,125	66,711	42,827	32,628
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	10.01	21.81	20.68	15.34	13.24	11.22	8.35	10.27	11.55	11.45
Value at end of period	13.10	10.01	21.81	20.68	15.34	13.24	11.22	8.35	10.27	11.55
Number of accumulation units outstanding at end of period	86,887	118,734	147,122	155,472	137,759	171,310	170,190	191,097	194,421	174,162
MAXIM MODERATE PROFILE I
Value at beginning of period	14.04	18.44	17.35	15.61	14.79	13.39	11.22	12.36	12.80	13.08
Value at end of period	17.34	14.04	18.44	17.35	15.61	14.79	13.39	11.22	12.36	12.80
Number of accumulation units outstanding at end of period	548,464	561,109	633,420	492,288	422,231	541,619	527,862	488,310	442,197	378,016
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	13.52	19.53	18.35	16.24	15.20	13.51	10.98	12.58	13.29	14.00
Value at end of period	17.26	13.52	19.53	18.35	16.24	15.20	13.51	10.98	12.58	13.29
Number of accumulation units outstanding at end of period	524,431	539,430	619,890	528,140	426,405	449,591	416,798	406,095	320,829	233,518
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	13.61	16.74	15.85	14.53	13.82	12.70	10.98	11.68	11.80	11.96
Value at end of period	16.49	13.61	16.74	15.85	14.53	13.82	12.70	10.98	11.68	11.80
Number of accumulation units outstanding at end of period	176,025	178,014	202,746	217,224	237,521	260,842	306,567	309,067	336,687	345,938
MAXIM MONEY MARKET
Value at beginning of period	13.53	13.38	12.88	12.40	12.17	12.14	12.15	12.07	11.72	11.13
Value at end of period	13.43	13.53	13.38	12.88	12.40	12.17	12.14	12.15	12.07	11.72
Number of accumulation units outstanding at end of period	725,501	850,522	1,029,740	1,156,346	935,740	1,255,609	1,466,890	1,219,314	1,450,131	1,594,294
MAXIM SMALL-CAP GROWTH
Value at beginning of period	9.98	17.12	15.36	15.08	14.52	13.80	10.62	15.50	20.24	23.28
Value at end of period	13.08	9.98	17.12	15.36	15.08	14.52	13.80	10.62	15.50	20.24
Number of accumulation units outstanding at end of period	106,625	127,933	164,570	205,765	249,725	396,176	424,713	428,582	430,489	456,661
MAXIM STOCK INDEX
Value at beginning of period	10.98	17.63	16.90	14.84	14.24	12.95	10.16	13.12	14.96	16.37
Value at end of period	13.81	10.98	17.63	16.90	14.84	14.24	12.95	10.16	13.12	14.96
Number of accumulation units outstanding at end of period	909,821	990,897	1,255,492	1,549,039	1,710,224	2,321,101	3,076,632	3,503,273	3,767,774	3,979,927
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	13.61	21.49	20.97	17.74	17.17	15.04	12.06	13.97	13.85	12.36
Value at end of period	16.91	13.61	21.49	20.97	17.74	17.17	15.04	12.06	13.97	13.85
Number of accumulation units outstanding at end of period	224,459	274,874	417,837	487,308	516,348	654,772	612,770	616,083	573,008	519,590
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	16.57	28.00	24.14	22.78	20.11	17.16	12.54	16.20	16.51	15.49
Value at end of period	23.83	16.57	28.00	24.14	22.78	20.11	17.16	12.54	16.20	16.51
Number of accumulation units outstanding at end of period	71,169	85,901	101,555	108,837	118,517	143,135	109,705	101,535	91,020	86,438
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	17.37	16.44	15.55	15.01	14.80	14.35	14.10	12.94	12.17	11.09
Value at end of period	18.27	17.37	16.44	15.55	15.01	14.80	14.35	14.10	12.94	12.17
Number of accumulation units outstanding at end of period	50,965	57,165	82,037	186,205	184,996	226,093	337,416	357,996	327,141	303,868
MFS CORE GROWTH
Value at beginning of period	8.07	12.81	11.27	10.69	10.63	10.05	7.96	10.00
Value at end of period	9.94	8.07	12.81	11.27	10.69	10.63	10.05	7.96
Number of accumulation units outstanding at end of period	852	841	6,976	6,870	6,749	6,784	7,976	1,105
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	7.19	13.39	11.86	11.11	10.70	10.12	7.88	10.00
Value at end of period	10.25	7.19	13.39	11.86	11.11	10.70	10.12	7.88
Number of accumulation units outstanding at end of period	34,043	33,023	38,932	31,322	28,212	27,284	5,738	2,436
OPPENHEIMER GLOBAL
Value at beginning of period	9.76	16.67	15.85	13.61	12.05	10.00
Value at end of period	13.48	9.76	16.67	15.85	13.61	12.05
Number of accumulation units outstanding at end of period	60,595	62,712	54,572	50,909	28,995	14,657
PIMCO TOTAL RETURN
Value at beginning of period	13.66	13.17	12.19	11.84	11.62	11.16	10.68	10.00
Value at end of period	15.40	13.66	13.17	12.19	11.84	11.62	11.16	10.68
Number of accumulation units outstanding at end of period	70,691	66,295	48,489	58,817	62,785	55,454	29,997	13,490
PIONEER EQUITY INCOME VCT
Value at beginning of period	10.35	14.99	15.03	12.40	11.84	10.28	8.47	10.16	11.03	9.74
Value at end of period	11.70	10.35	14.99	15.03	12.40	11.84	10.28	8.47	10.16	11.03
Number of accumulation units outstanding at end of period	8,912	11,051	13,806	13,866	13,130	13,768	10,108	9,593	6,589	1,869
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.41	10.00
Value at end of period	10.91	7.41
Number of accumulation units outstanding at end of period	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.22	10.00
Value at end of period	8.10	5.22
Number of accumulation units outstanding at end of period	35,722	8,909
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.82	13.41	12.04	11.95	10.00
Value at end of period	10.27	7.82	13.41	12.04	11.95
Number of accumulation units outstanding at end of period	60,746	74,937	63,697	50,796	18,159
ROYCE TOTAL RETURN
Value at beginning of period	6.82	10.00
Value at end of period	8.52	6.82
Number of accumulation units outstanding at end of period	24,031	8,915
RS SELECT GROWTH
Value at beginning of period	7.40	13.56	12.02	11.21	11.47	10.00
Value at end of period	10.83	7.40	13.56	12.02	11.21	11.47
Number of accumulation units outstanding at end of period	960	2,382	3,988	4,505	5,069	9,173
RS SMALL CAP GROWTH
Value at beginning of period	3.57	6.61	5.85	5.38	5.39	4.71	3.24	5.45	7.55	10.00
Value at end of period	5.23	3.57	6.61	5.85	5.38	5.39	4.71	3.24	5.45	7.55
Number of accumulation units outstanding at end of period	6,541	7,859	7,094	10,554	12,271	36,199	34,730	20,154	24,378	9,391
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.18	10.00
Value at end of period	8.52	6.18
Number of accumulation units outstanding at end of period	13,953	1,345
VAN KAMPEN COMSTOCK
Value at beginning of period	6.86	10.81	11.12	10.00
Value at end of period	8.79	6.86	10.81	11.12
Number of accumulation units outstanding at end of period	10,138	9,804	4,800	14,194

INVESTMENT DIVISION (0.65)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	4.28	8.14	7.29	6.30	5.75	5.17	3.76	5.66	8.48	10.00
Value at end of period	6.08	4.28	8.14	7.29	6.30	5.75	5.17	3.76	5.66	8.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AIM LARGE CAP GROWTH
Value at beginning of period	4.77	7.74	6.75	6.34	6.19	5.98	4.80	6.57	8.58	10.00
Value at end of period	5.92	4.77	7.74	6.75	6.34	6.19	5.98	4.80	6.57	8.58
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AIM SMALL CAP GROWTH
Value at beginning of period	8.99	14.77	13.35	11.76	10.92	10.30	7.45	10.00
Value at end of period	12.01	8.99	14.77	13.35	11.76	10.92	10.30	7.45
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
ALGER BALANCED
Value at beginning of period	8.35	12.32	11.04	10.61	9.85	9.48	8.02	9.20	9.44	10.00
Value at end of period	10.73	8.35	12.32	11.04	10.61	9.85	9.48	8.02	9.20	9.44
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MIDCAP GROWTH
Value at beginning of period	6.80	16.44	12.58	11.49	10.53	9.38	6.39	9.12	9.83	10.00
Value at end of period	10.25	6.80	16.44	12.58	11.49	10.53	9.38	6.39	9.12	9.83
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	16.59	20.89	20.65	17.40	17.10	15.29	12.39	13.12	11.86	10.00
Value at end of period	18.50	16.59	20.89	20.65	17.40	17.10	15.29	12.39	13.12	11.86
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.25	12.01	10.00
Value at end of period	9.66	7.25	12.01
Number of accumulation units outstanding at end of period	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	7.77	14.75	12.40	9.94	8.60	7.35	5.73	7.11	8.51	10.00
Value at end of period	10.79	7.77	14.75	12.40	9.94	8.60	7.35	5.73	7.11	8.51
Number of accumulation units outstanding at end of period	322	322	322	728	196	-	-	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	6.05	10.00
Value at end of period	7.93	6.05
Number of accumulation units outstanding at end of period	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	6.87	11.57	11.13	10.00
Value at end of period	8.98	6.87	11.57	11.13
Number of accumulation units outstanding at end of period	-	-	-	-
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.67	13.70	12.47	10.82	10.68	10.03	8.15	10.00
Value at end of period	10.96	9.67	13.70	12.47	10.82	10.68	10.03	8.15
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	9.45	16.54	14.16	12.76	10.98	9.57	7.50	8.33	9.57	10.00
Value at end of period	12.74	9.45	16.54	14.16	12.76	10.98	9.57	7.50	8.33	9.57
Number of accumulation units outstanding at end of period	134	134	134	134	134	134	134	134	134	134
FIDELITY VIP GROWTH
Value at beginning of period	5.07	9.65	7.65	7.21	6.86	6.67	5.06	7.28	8.90	10.00
Value at end of period	6.46	5.07	9.65	7.65	7.21	6.86	6.67	5.06	7.28	8.90
Number of accumulation units outstanding at end of period	2,039	2,039	2,039	2,039	2,787	2,915	2,915	3,307	3,321	4,541
JANUS TWENTY
Value at beginning of period	5.40	9.37	6.94	6.22	5.72	4.65	3.73	4.94	7.03	10.00
Value at end of period	7.69	5.40	9.37	6.94	6.22	5.72	4.65	3.73	4.94	7.03
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
JANUS WORLDWIDE
Value at beginning of period	4.25	7.78	7.17	6.12	5.82	5.55	4.50	6.12	7.99	10.00
Value at end of period	5.81	4.25	7.78	7.17	6.12	5.82	5.55	4.50	6.12	7.99
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
JENSEN
Value at beginning of period	8.81	12.52	11.77	10.42	10.66	10.00
Value at end of period	11.26	8.81	12.52	11.77	10.42	10.66
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
LEGG MASON VALUE TRUST
Value at beginning of period	6.35	14.14	15.14	14.30	13.58	12.13	8.45	10.00
Value at end of period	8.94	6.35	14.14	15.14	14.30	13.58	12.13	8.45
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.34
Number of accumulation units outstanding at end of period	-
MAINSTAY SMALL COMPANY
Value at beginning of period	5.81	9.26	11.30	10.00
Value at end of period	8.56	5.81	9.26	11.30
Number of accumulation units outstanding at end of period	-	-	-	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	8.90	14.94	14.04	12.23	11.32	9.75	7.51	9.18	9.80	10.00
Value at end of period	11.76	8.90	14.94	14.04	12.23	11.32	9.75	7.51	9.18	9.80
Number of accumulation units outstanding at end of period	176	176	176	176	176	176	176	176	176	346
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	11.82	20.00	20.38	18.43	17.94	16.08	12.49	14.09	12.00	10.00
Value at end of period	19.18	11.82	20.00	20.38	18.43	17.94	16.08	12.49	14.09	12.00
Number of accumulation units outstanding at end of period	538	538	538	538	538	538	538	545	545	903
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	12.04	22.42	23.14	20.69	20.93	17.24	13.43	14.42	12.55	10.00
Value at end of period	19.89	12.04	22.42	23.14	20.69	20.93	17.24	13.43	14.42	12.55
Number of accumulation units outstanding at end of period	1,310	1,413	1,413	1,413	1,413	1,413	1,413	1,413	1,413	1,441
MAXIM BOND INDEX
Value at beginning of period	15.80	14.95	14.10	13.67	13.48	13.13	12.83	11.77	11.02	10.00
Value at end of period	16.67	15.80	14.95	14.10	13.67	13.48	13.13	12.83	11.77	11.02
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	12.37	14.44	13.77	12.86	12.42	11.69	10.57	10.71	10.48	10.00
Value at end of period	14.80	12.37	14.44	13.77	12.86	12.42	11.69	10.57	10.71	10.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MAXIM INDEX 600
Value at beginning of period	12.77	18.72	18.99	16.69	15.69	12.97	9.45	11.22	10.67	10.00
Value at end of period	15.85	12.77	18.72	18.99	16.69	15.69	12.97	9.45	11.22	10.67
Number of accumulation units outstanding at end of period	617	617	617	617	723	617	617	841	841	1,054
MAXIM INVESCO ADR
Value at beginning of period	9.28	15.62	14.64	11.89	10.75	9.05	6.94	8.04	9.69	10.00
Value at end of period	12.04	9.28	15.62	14.64	11.89	10.75	9.05	6.94	8.04	9.69
Number of accumulation units outstanding at end of period	872	872	872	872	1,212	1,212	1,212	1,331	1,340	1,844
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.59
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.91
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.15
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.22
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.26
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	15.79	20.32	18.92	17.14	16.63	15.08	11.67	10.57	10.37	10.00
Value at end of period	21.73	15.79	20.32	18.92	17.14	16.63	15.08	11.67	10.57	10.37
Number of accumulation units outstanding at end of period	118	212	212	212	212	212	212	212	228	228
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	15.01	22.43	21.87	18.68	17.70	14.58	10.93	12.87	11.33	10.00
Value at end of period	19.06	15.01	22.43	21.87	18.68	17.70	14.58	10.93	12.87	11.33
Number of accumulation units outstanding at end of period	101	101	101	101	101	101	101	128	128	128
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	8.85	19.26	18.25	13.52	11.66	9.87	7.34	9.01	10.13	10.00
Value at end of period	11.59	8.85	19.26	18.25	13.52	11.66	9.87	7.34	9.01	10.13
Number of accumulation units outstanding at end of period	1,664	1,761	1,761	1,761	1,870	1,653	1,613	1,571	1,525	1,958
MAXIM MODERATE PROFILE I
Value at beginning of period	11.11	14.58	13.70	12.31	11.66	10.54	8.83	9.71	10.05	10.00
Value at end of period	13.74	11.11	14.58	13.70	12.31	11.66	10.54	8.83	9.71	10.05
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	10.12	14.60	13.70	12.13	11.33	10.06	8.17	9.34	9.86	10.00
Value at end of period	12.92	10.12	14.60	13.70	12.13	11.33	10.06	8.17	9.34	9.86
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	1,668
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	11.77	14.47	13.69	12.54	11.91	10.93	9.45	10.04	10.14	10.00
Value at end of period	14.28	11.77	14.47	13.69	12.54	11.91	10.93	9.45	10.04	10.14
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MAXIM MONEY MARKET
Value at beginning of period	12.05	11.90	11.44	11.01	10.79	10.75	10.75	10.65	10.35	10.00
Value at end of period	11.97	12.05	11.90	11.44	11.01	10.79	10.75	10.75	10.65	10.35
Number of accumulation units outstanding at end of period	2,871	2,871	2,871	2,392	2,305	2,702	2,702	417	85	85
MAXIM SMALL-CAP GROWTH
Value at beginning of period	4.72	8.08	7.24	7.10	6.83	6.49	4.99	7.27	9.49	10.00
Value at end of period	6.19	4.72	8.08	7.24	7.10	6.83	6.49	4.99	7.27	9.49
Number of accumulation units outstanding at end of period	3,427	3,600	3,600	3,600	3,334	3,820	3,820	3,820	3,856	4,206
MAXIM STOCK INDEX
Value at beginning of period	6.80	10.91	10.44	9.16	8.78	7.98	6.26	8.07	9.19	10.00
Value at end of period	8.56	6.80	10.91	10.44	9.16	8.78	7.98	6.26	8.07	9.19
Number of accumulation units outstanding at end of period	4,194	4,342	4,342	4,342	4,325	4,251	4,128	4,001	4,393	8,977
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	10.82	17.07	16.64	14.06	13.59	11.89	9.53	11.03	10.92	10.00
Value at end of period	13.46	10.82	17.07	16.64	14.06	13.59	11.89	9.53	11.03	10.92
Number of accumulation units outstanding at end of period	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,534	1,550	1,644
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	10.37	17.50	15.07	14.21	12.53	10.68	7.80	10.07	10.25	10.00
Value at end of period	14.92	10.37	17.50	15.07	14.21	12.53	10.68	7.80	10.07	10.25
Number of accumulation units outstanding at end of period	143	143	143	143	515	515	515	615	615	615
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	15.80	14.94	14.12	13.62	13.42	13.00	12.75	11.69	10.99	10.00
Value at end of period	16.64	15.80	14.94	14.12	13.62	13.42	13.00	12.75	11.69	10.99
Number of accumulation units outstanding at end of period	357	357	357	357	357	357	357	357	357	357
MFS CORE GROWTH
Value at beginning of period	8.12	12.88	11.32	10.73	10.66	10.07	7.96	10.00
Value at end of period	10.01	8.12	12.88	11.32	10.73	10.66	10.07	7.96
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	7.24	13.46	11.91	11.15	10.72	10.14	7.88	10.00
Value at end of period	10.32	7.24	13.46	11.91	11.15	10.72	10.14	7.88
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
OPPENHEIMER GLOBAL
Value at beginning of period	9.81	16.74	15.90	13.63	12.05	10.00
Value at end of period	13.56	9.81	16.74	15.90	13.63	12.05
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	13.76	13.24	12.25	11.88	11.65	11.18	10.00
Value at end of period	15.53	13.76	13.24	12.25	11.88	11.65	11.18
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	10.60	15.35	15.36	12.66	12.08	10.48	8.62	10.34	11.21	10.00
Value at end of period	11.99	10.60	15.35	15.36	12.66	12.08	10.48	8.62	10.34	11.21
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.41	10.00
Value at end of period	10.92	7.41
Number of accumulation units outstanding at end of period	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.22	10.00
Value at end of period	8.11	5.22
Number of accumulation units outstanding at end of period	-	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.85	13.45	12.06	11.95	10.00
Value at end of period	10.32	7.85	13.45	12.06	11.95
Number of accumulation units outstanding at end of period	-	-	-	-	-
ROYCE TOTAL RETURN
Value at beginning of period	6.82	10.00
Value at end of period	8.53	6.82
Number of accumulation units outstanding at end of period	-	-
RS SELECT GROWTH
Value at beginning of period	7.43	13.61	12.05	11.22	11.48	10.00
Value at end of period	10.89	7.43	13.61	12.05	11.22	11.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
RS SMALL CAP GROWTH
Value at beginning of period	3.60	6.66	5.89	5.41	5.41	4.73	3.24	5.46	7.55	10.00
Value at end of period	5.28	3.60	6.66	5.89	5.41	5.41	4.73	3.24	5.46	7.55
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.19	10.00
Value at end of period	8.54	6.19
Number of accumulation units outstanding at end of period	-	-
VAN KAMPEN COMSTOCK
Value at beginning of period	6.87	10.82	10.00
Value at end of period	8.82	6.87	10.82
Number of accumulation units outstanding at end of period	-	-	-

INVESTMENT DIVISION (0.55)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	4.32	8.20	7.34	6.33	5.77	5.18	3.77	5.66	8.49	10.00
Value at end of period	6.14	4.32	8.20	7.34	6.33	5.77	5.18	3.77	5.66	8.49
Number of accumulation units outstanding at end of period	4,812	11,861	33,226	25,099	20,547	16,573	20,701	21,751	17,556	17,153
AIM LARGE CAP GROWTH
Value at beginning of period	4.80	7.80	6.79	6.38	6.22	6.00	4.81	6.58	8.58	10.00
Value at end of period	5.97	4.80	7.80	6.79	6.38	6.22	6.00	4.81	6.58	8.58
Number of accumulation units outstanding at end of period	6,538	9,717	9,915	10,375	19,619	22,215	23,856	23,175	24,965	5,048
AIM SMALL CAP GROWTH
Value at beginning of period	9.05	14.86	13.41	11.80	10.95	10.31	7.45	10.00
Value at end of period	12.10	9.05	14.86	13.41	11.80	10.95	10.31	7.45
Number of accumulation units outstanding at end of period	978	2,016	4,652	5,723	13,660	17,006	8,443	2,247
ALGER BALANCED
Value at beginning of period	9.82	14.47	12.95	12.44	11.53	11.09	9.37	10.74	11.01	11.39
Value at end of period	12.63	9.82	14.47	12.95	12.44	11.53	11.09	9.37	10.74	11.01
Number of accumulation units outstanding at end of period	1,152	2,687	2,339	8,547	14,147	7,220	7,197	6,592	10,322	5,064
ALGER MIDCAP GROWTH
Value at beginning of period	9.25	22.34	17.08	15.59	14.27	12.70	8.64	12.33	13.26	12.21
Value at end of period	13.96	9.25	22.34	17.08	15.59	14.27	12.70	8.64	12.33	13.26
Number of accumulation units outstanding at end of period	30,119	39,280	40,426	62,569	67,889	64,022	49,987	30,204	50,488	50,676
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	16.73	21.04	20.79	17.50	17.17	15.34	12.42	13.14	11.87	10.00
Value at end of period	18.68	16.73	21.04	20.79	17.50	17.17	15.34	12.42	13.14	11.87
Number of accumulation units outstanding at end of period	19,363	16,445	30,742	47,787	48,672	30,600	31,769	13,045	14,329	8
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.27	12.02	10.93	10.00
Value at end of period	9.69	7.27	12.02	10.93
Number of accumulation units outstanding at end of period	18,917	20,226	11,067	26,244
ARTISAN INTERNATIONAL
Value at beginning of period	7.84	14.86	12.48	9.99	8.64	7.38	5.74	7.12	8.51	10.00
Value at end of period	10.89	7.84	14.86	12.48	9.99	8.64	7.38	5.74	7.12	8.51
Number of accumulation units outstanding at end of period	52,150	64,611	82,622	77,393	61,213	38,978	21,105	7,588	5,267	1,006
COLUMBIA MID CAP VALUE
Value at beginning of period	6.05	10.00
Value at end of period	7.94	6.05
Number of accumulation units outstanding at end of period	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	6.89	11.59	11.14	10.00
Value at end of period	9.01	6.89	11.59	11.14
Number of accumulation units outstanding at end of period	25,756	21,430	10,053	15,191
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.73	13.77	12.52	10.85	10.71	10.04	8.16	10.00
Value at end of period	11.05	9.73	13.77	12.52	10.85	10.71	10.04	8.16
Number of accumulation units outstanding at end of period	9,623	17,404	15,487	19,140	28,022	21,110	15,242	3,191
FIDELITY VIP CONTRAFUND
Value at beginning of period	13.39	23.42	20.03	18.03	15.50	13.50	10.56	11.72	13.43	14.46
Value at end of period	18.07	13.39	23.42	20.03	18.03	15.50	13.50	10.56	11.72	13.43
Number of accumulation units outstanding at end of period	54,269	32,085	48,260	67,660	82,505	77,486	43,416	37,904	35,737	18,744
FIDELITY VIP GROWTH
Value at beginning of period	11.82	22.50	17.82	16.77	15.94	15.50	11.73	16.88	20.62	23.29
Value at end of period	15.08	11.82	22.50	17.82	16.77	15.94	15.50	11.73	16.88	20.62
Number of accumulation units outstanding at end of period	133,664	132,026	148,801	211,429	259,546	476,985	225,299	274,724	312,757	272,931
JANUS TWENTY
Value at beginning of period	5.45	9.44	6.98	6.25	5.74	4.66	3.74	4.95	7.03	10.00
Value at end of period	7.76	5.45	9.44	6.98	6.25	5.74	4.66	3.74	4.95	7.03
Number of accumulation units outstanding at end of period	10,480	23,555	24,281	28,213	39,806	41,994	39,894	31,903	50,805	40,608
JANUS WORLDWIDE
Value at beginning of period	4.29	7.84	7.22	6.15	5.85	5.57	4.51	6.13	7.99	10.00
Value at end of period	5.87	4.29	7.84	7.22	6.15	5.85	5.57	4.51	6.13	7.99
Number of accumulation units outstanding at end of period	3,817	8,742	14,246	17,989	29,797	39,180	43,909	39,683	45,126	33,577
JENSEN
Value at beginning of period	8.85	12.56	11.80	10.43	10.67	10.00
Value at end of period	11.32	8.85	12.56	11.80	10.43	10.67
Number of accumulation units outstanding at end of period	672	6,106	3,389	4,524	3,647	2,082
LEGG MASON VALUE TRUST
Value at beginning of period	6.40	14.22	15.22	14.36	13.62	12.15	8.45	10.00
Value at end of period	9.01	6.40	14.22	15.22	14.36	13.62	12.15	8.45
Number of accumulation units outstanding at end of period	11,287	2,419	7,921	14,309	25,102	34,992	27,278	7,293
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.34
Number of accumulation units outstanding at end of period	-
MAINSTAY SMALL COMPANY
Value at beginning of period	5.83	9.28	11.30	10.00
Value at end of period	8.59	5.83	9.28	11.30
Number of accumulation units outstanding at end of period	291	657	871	936
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	12.11	20.32	19.07	16.60	15.34	13.20	10.16	12.41	13.23	14.28
Value at end of period	16.03	12.11	20.32	19.07	16.60	15.34	13.20	10.16	12.41	13.23
Number of accumulation units outstanding at end of period	99,689	57,271	100,213	163,145	153,819	167,632	106,837	47,183	29,171	24,790
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	17.46	29.52	30.05	27.14	26.40	23.64	18.34	20.67	17.59	14.90
Value at end of period	28.37	17.46	29.52	30.05	27.14	26.40	23.64	18.34	20.67	17.59
Number of accumulation units outstanding at end of period	36,923	36,708	61,802	91,634	118,973	122,511	116,779	100,994	82,325	53,331
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	15.63	29.07	29.97	26.78	27.06	22.27	17.32	18.59	16.16	12.83
Value at end of period	25.83	15.63	29.07	29.97	26.78	27.06	22.27	17.32	18.59	16.16
Number of accumulation units outstanding at end of period	15,594	12,004	20,459	26,012	41,846	61,107	27,065	27,796	25,012	12,923
MAXIM BOND INDEX
Value at beginning of period	16.02	15.14	14.26	13.81	13.60	13.25	12.92	11.84	11.08	10.01
Value at end of period	16.91	16.02	15.14	14.26	13.81	13.60	13.25	12.92	11.84	11.08
Number of accumulation units outstanding at end of period	40,398	37,380	49,315	61,568	42,381	55,535	16,903	8,651	1,633	39
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	14.55	16.96	16.16	15.07	14.55	13.68	12.35	12.51	12.23	11.61
Value at end of period	17.42	14.55	16.96	16.16	15.07	14.55	13.68	12.35	12.51	12.23
Number of accumulation units outstanding at end of period	7,054	7,343	9,478	17,205	21,545	28,104	12,529	5,105	5,762	3,984
MAXIM INDEX 600
Value at beginning of period	17.32	25.36	25.71	22.57	21.20	17.50	12.74	15.11	14.36	13.10
Value at end of period	21.52	17.32	25.36	25.71	22.57	21.20	17.50	12.74	15.11	14.36
Number of accumulation units outstanding at end of period	35,041	26,497	28,550	51,476	34,998	39,764	32,357	436	35,797	23,270
MAXIM INVESCO ADR
Value at beginning of period	12.90	21.69	20.31	16.48	14.89	12.52	9.58	11.10	13.37	14.96
Value at end of period	16.76	12.90	21.69	20.31	16.48	14.89	12.52	9.58	11.10	13.37
Number of accumulation units outstanding at end of period	19,090	28,348	26,231	57,858	52,486	146,974	51,005	52,686	30,391	25,347
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.59
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.92
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.16
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.23
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.27
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	19.20	24.67	22.95	20.77	20.13	18.24	14.10	12.76	12.51	12.03
Value at end of period	26.43	19.20	24.67	22.95	20.77	20.13	18.24	14.10	12.76	12.51
Number of accumulation units outstanding at end of period	26,935	23,744	37,028	59,398	68,903	138,801	49,586	26,821	20,820	12,458
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	15.86	23.68	23.07	19.65	18.63	15.33	11.48	13.50	11.88	9.65
Value at end of period	20.17	15.86	23.68	23.07	19.65	18.63	15.33	11.48	13.50	11.88
Number of accumulation units outstanding at end of period	22,593	15,810	29,221	27,134	31,379	35,461	21,845	12,585	16,358	16,731
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	11.02	23.96	22.67	16.78	14.46	12.23	9.09	11.14	12.51	12.38
Value at end of period	14.45	11.02	23.96	22.67	16.78	14.46	12.23	9.09	11.14	12.51
Number of accumulation units outstanding at end of period	55,410	43,620	102,426	148,980	130,922	136,107	101,034	70,258	78,124	61,200
MAXIM MODERATE PROFILE I
Value at beginning of period	14.36	18.83	17.67	15.87	15.01	13.56	11.34	12.47	12.89	13.14
Value at end of period	17.77	14.36	18.83	17.67	15.87	15.01	13.56	11.34	12.47	12.89
Number of accumulation units outstanding at end of period	126,603	78,263	144,038	244,860	280,295	308,407	94,122	23,568	11,706	8,602
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	13.83	19.94	18.69	16.52	15.43	13.68	11.10	12.69	13.37	14.06
Value at end of period	17.69	13.83	19.94	18.69	16.52	15.43	13.68	11.10	12.69	13.37
Number of accumulation units outstanding at end of period	161,917	83,079	116,266	267,737	288,134	261,690	112,259	36,264	11,199	9,336
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	13.90	17.06	16.13	14.75	14.00	12.84	11.08	11.77	11.88	12.01
Value at end of period	16.87	13.90	17.06	16.13	14.75	14.00	12.84	11.08	11.77	11.88
Number of accumulation units outstanding at end of period	23,405	17,660	32,464	50,831	52,574	88,077	32,336	17,425	6,188	5,105
MAXIM MONEY MARKET
Value at beginning of period	14.13	13.94	13.38	12.87	12.60	12.55	12.53	12.42	12.04	11.41
Value at end of period	14.05	14.13	13.94	13.38	12.87	12.60	12.55	12.53	12.42	12.04
Number of accumulation units outstanding at end of period	358,320	322,508	363,996	516,032	508,435	640,300	677,625	536,548	634,168	620,763
MAXIM SMALL-CAP GROWTH
Value at beginning of period	10.84	18.55	16.62	16.27	15.64	14.84	11.39	16.59	21.63	24.83
Value at end of period	14.24	10.84	18.55	16.62	16.27	15.64	14.84	11.39	16.59	21.63
Number of accumulation units outstanding at end of period	35,593	41,334	51,692	114,666	118,880	113,570	109,434	127,029	150,777	128,855
MAXIM STOCK INDEX
Value at beginning of period	13.47	21.60	20.66	18.11	17.34	15.74	12.33	15.88	18.08	19.74
Value at end of period	16.99	13.47	21.60	20.66	18.11	17.34	15.74	12.33	15.88	18.08
Number of accumulation units outstanding at end of period	358,982	367,562	477,678	702,496	727,517	941,921	703,987	785,241	848,996	656,870
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	16.00	25.22	24.56	20.73	20.02	17.50	14.01	16.20	16.02	14.27
Value at end of period	19.93	16.00	25.22	24.56	20.73	20.02	17.50	14.01	16.20	16.02
Number of accumulation units outstanding at end of period	87,522	68,639	71,933	130,292	171,260	143,402	127,505	144,671	129,359	103,225
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	16.95	28.58	24.59	23.16	20.41	17.37	12.68	16.34	16.62	15.56
Value at end of period	24.42	16.95	28.58	24.59	23.16	20.41	17.37	12.68	16.34	16.62
Number of accumulation units outstanding at end of period	37,831	31,599	41,006	54,306	57,150	44,668	27,150	26,316	28,999	23,285
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	18.01	17.01	16.06	15.48	15.23	14.74	14.45	13.23	12.42	11.30
Value at end of period	18.99	18.01	17.01	16.06	15.48	15.23	14.74	14.45	13.23	12.42
Number of accumulation units outstanding at end of period	50,751	39,672	58,820	117,090	84,847	112,238	54,909	50,914	51,447	20,390
MFS CORE GROWTH
Value at beginning of period	8.17	12.96	11.37	10.76	10.69	10.09	7.97	10.00
Value at end of period	10.09	8.17	12.96	11.37	10.76	10.69	10.09	7.97
Number of accumulation units outstanding at end of period	442	143	246	250	488	3,177	747	2,902
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	7.29	13.54	11.97	11.20	10.75	10.16	7.89	10.00
Value at end of period	10.41	7.29	13.54	11.97	11.20	10.75	10.16	7.89
Number of accumulation units outstanding at end of period	10,603	6,993	14,156	14,006	11,904	10,804	2,241	776
OPPENHEIMER GLOBAL
Value at beginning of period	9.85	16.79	15.93	13.65	12.06	10.00
Value at end of period	13.63	9.85	16.79	15.93	13.65	12.06
Number of accumulation units outstanding at end of period	25,712	24,315	19,376	19,143	22,742	9,000
PIMCO TOTAL RETURN
Value at beginning of period	13.84	13.31	12.30	11.93	11.68	11.20	10.69	10.00
Value at end of period	15.63	13.84	13.31	12.30	11.93	11.68	11.20	10.69
Number of accumulation units outstanding at end of period	81,002	67,419	55,720	101,503	73,218	48,758	16,184	12,051
PIONEER EQUITY INCOME VCT
Value at beginning of period	10.58	15.30	15.30	12.60	12.00	10.40	8.55	10.25	11.10	9.74
Value at end of period	11.98	10.58	15.30	15.30	12.60	12.00	10.40	8.55	10.25	11.10
Number of accumulation units outstanding at end of period	5,866	4,908	13,519	10,516	8,232	4,198	2,170	311	7,012	5,139
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.42	10.00
Value at end of period	10.94	7.42
Number of accumulation units outstanding at end of period	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.23	10.00
Value at end of period	8.12	5.23
Number of accumulation units outstanding at end of period	21,686	946
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.88	13.48	12.08	11.86	10.00
Value at end of period	10.37	7.88	13.48	12.08	11.86
Number of accumulation units outstanding at end of period	26,777	18,010	14,600	24,568	10,501
ROYCE TOTAL RETURN
Value at beginning of period	6.83	10.00
Value at end of period	8.55	6.83
Number of accumulation units outstanding at end of period	9,426	1,035
RS SELECT GROWTH
Value at beginning of period	7.47	13.66	12.08	11.24	11.48	10.00
Value at end of period	10.95	7.47	13.66	12.08	11.24	11.48
Number of accumulation units outstanding at end of period	427	1,718	797	1,082	2,882	4,750
RS SMALL CAP GROWTH
Value at beginning of period	3.63	6.71	5.92	5.44	5.44	4.75	3.25	5.47	7.56	10.00
Value at end of period	5.33	3.63	6.71	5.92	5.44	5.44	4.75	3.25	5.47	7.56
Number of accumulation units outstanding at end of period	6,707	19,869	14,801	16,567	27,620	49,631	37,111	38,037	23,734	2,706
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.19	10.00
Value at end of period	8.55	6.19
Number of accumulation units outstanding at end of period	4,595	9
VAN KAMPEN COMSTOCK
Value at beginning of period	6.89	10.84	11.13	10.00
Value at end of period	8.85	6.89	10.84	11.13
Number of accumulation units outstanding at end of period	11,576	3,999	5,176	1,416

INVESTMENT DIVISION (0.45)	2009	2008	2007	2006	2005
AIM DYNAMICS
Value at beginning of period	7.03	13.33	11.92	10.27	10.00
Value at end of period	9.99	7.03	13.33	11.92	10.27
Number of accumulation units outstanding at end of period	2,017	1,022	-	1,573	1,625
AIM LARGE CAP GROWTH
Value at beginning of period	7.82	12.68	11.03	10.35	10.00
Value at end of period	9.73	7.82	12.68	11.03	10.35
Number of accumulation units outstanding at end of period	48	-	-	381	351
AIM SMALL CAP GROWTH
Value at beginning of period	7.88	12.93	11.66	10.25	10.00
Value at end of period	10.55	7.88	12.93	11.66	10.25
Number of accumulation units outstanding at end of period	286	169	-	1,328	1,374
ALGER BALANCED
Value at beginning of period	8.10	11.92	10.66	10.22	10.00
Value at end of period	10.42	8.10	11.92	10.66	10.22
Number of accumulation units outstanding at end of period	4,910	1,096	-	4,470	5,294
ALGER MIDCAP GROWTH
Value at beginning of period	6.08	14.66	11.19	10.21	10.00
Value at end of period	9.18	6.08	14.66	11.19	10.21
Number of accumulation units outstanding at end of period	31,184	7,850	-	13,494	10,975
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	9.61	12.07	11.91	10.02	10.00
Value at end of period	10.73	9.61	12.07	11.91	10.02
Number of accumulation units outstanding at end of period	31,682	17,726	-	7,194	7,579
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.28	12.04	10.94	10.00
Value at end of period	9.73	7.28	12.04	10.94
Number of accumulation units outstanding at end of period	13,605	7,852	-	882
ARTISAN INTERNATIONAL
Value at beginning of period	8.48	16.07	13.48	10.78	10.00
Value at end of period	11.80	8.48	16.07	13.48	10.78
Number of accumulation units outstanding at end of period	33,250	13,382	-	10,703	7,256
COLUMBIA MID CAP VALUE
Value at beginning of period	6.06	10.00
Value at end of period	7.95	6.06
Number of accumulation units outstanding at end of period	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	6.90	11.61	11.14	10.00
Value at end of period	9.04	6.90	11.61	11.14
Number of accumulation units outstanding at end of period	7,173	5,291	-	1,950
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	9.12	12.89	11.71	10.14	10.00
Value at end of period	10.36	9.12	12.89	11.71	10.14
Number of accumulation units outstanding at end of period	5,226	3,284	-	14,499	9,598
FIDELITY VIP CONTRAFUND
Value at beginning of period	7.87	13.76	11.75	10.57	10.00
Value at end of period	10.64	7.87	13.76	11.75	10.57
Number of accumulation units outstanding at end of period	55,262	21,034	-	36,799	30,640
FIDELITY VIP GROWTH
Value at beginning of period	7.30	13.88	10.98	10.33	10.00
Value at end of period	9.33	7.30	13.88	10.98	10.33
Number of accumulation units outstanding at end of period	93,663	61,141	-	104,810	110,233
JANUS TWENTY
Value at beginning of period	8.97	15.53	11.47	10.26	10.00
Value at end of period	12.79	8.97	15.53	11.47	10.26
Number of accumulation units outstanding at end of period	285	-	-	2,267	2,368
JANUS WORLDWIDE
Value at beginning of period	7.22	13.19	12.13	10.34	10.00
Value at end of period	9.90	7.22	13.19	12.13	10.34
Number of accumulation units outstanding at end of period	921	678	-	5,515	5,672
JENSEN
Value at beginning of period	8.59	12.17	11.43	10.09	10.00
Value at end of period	11.00	8.59	12.17	11.43	10.09
Number of accumulation units outstanding at end of period	3,252	1,733	-	820	527
LEGG MASON VALUE TRUST
Value at beginning of period	4.77	10.60	11.33	10.68	10.00
Value at end of period	6.73	4.77	10.60	11.33	10.68
Number of accumulation units outstanding at end of period	3,217	2,040	-	7,110	5,417
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.35
Number of accumulation units outstanding at end of period	-
MAINSTAY SMALL COMPANY
Value at beginning of period	5.84	9.29	11.30	10.00
Value at end of period	8.62	5.84	9.29	11.30
Number of accumulation units outstanding at end of period	1,100	-	-	2,396
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	7.56	12.67	11.88	10.33	10.00
Value at end of period	10.01	7.56	12.67	11.88	10.33
Number of accumulation units outstanding at end of period	52,447	21,178	-	19,249	13,236
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	6.53	11.03	11.22	10.12	10.00
Value at end of period	10.62	6.53	11.03	11.22	10.12
Number of accumulation units outstanding at end of period	27,925	18,258	-	65,705	67,963
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	5.68	10.55	10.87	9.70	10.00
Value at end of period	9.39	5.68	10.55	10.87	9.70
Number of accumulation units outstanding at end of period	16,318	12,072	-	13,438	13,849
MAXIM BOND INDEX
Value at beginning of period	11.61	10.96	10.32	9.99	10.00
Value at end of period	12.27	11.61	10.96	10.32	9.99
Number of accumulation units outstanding at end of period	24,632	11,406	-	6,101	7,767
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	9.80	11.42	10.87	10.13	10.00
Value at end of period	11.75	9.80	11.42	10.87	10.13
Number of accumulation units outstanding at end of period	6,596	2,726	-	7,793	6,116
MAXIM INDEX 600
Value at beginning of period	7.76	11.35	11.50	10.08	10.00
Value at end of period	9.65	7.76	11.35	11.50	10.08
Number of accumulation units outstanding at end of period	27,925	13,313	-	19,787	16,932
MAXIM INVESCO ADR
Value at beginning of period	8.23	13.82	12.93	10.48	10.00
Value at end of period	10.70	8.23	13.82	12.93	10.48
Number of accumulation units outstanding at end of period	14,389	5,375	-	17,200	18,223
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.60
Number of accumulation units outstanding at end of period	5,018
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.93
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.17
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.24
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.28
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	9.28	11.91	11.07	10.01	10.00
Value at end of period	12.79	9.28	11.91	11.07	10.01
Number of accumulation units outstanding at end of period	29,111	15,938	-	28,154	26,357
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	8.24	12.28	11.96	10.18	10.00
Value at end of period	10.48	8.24	12.28	11.96	10.18
Number of accumulation units outstanding at end of period	20,045	14,046	-	6,400	6,246
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	7.01	15.24	14.40	10.65	10.00
Value at end of period	9.21	7.01	15.24	14.40	10.65
Number of accumulation units outstanding at end of period	43,870	26,319	-	21,818	21,102
MAXIM MODERATE PROFILE I
Value at beginning of period	9.29	12.17	11.41	10.24	10.00
Value at end of period	11.51	9.29	12.17	11.41	10.24
Number of accumulation units outstanding at end of period	91,997	41,294	-	161,037	139,361
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	8.65	12.46	11.67	10.30	10.00
Value at end of period	11.07	8.65	12.46	11.67	10.30
Number of accumulation units outstanding at end of period	137,353	89,340	-	114,783	68,943
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	9.64	11.83	11.17	10.21	10.00
Value at end of period	11.72	9.64	11.83	11.17	10.21
Number of accumulation units outstanding at end of period	29,538	6,892	-	34,892	27,554
MAXIM MONEY MARKET
Value at beginning of period	11.10	10.95	10.50	10.09	10.00
Value at end of period	11.06	11.10	10.95	10.50	10.09
Number of accumulation units outstanding at end of period	32,008	27,031	-	106,408	84,944
MAXIM SMALL-CAP GROWTH
Value at beginning of period	6.93	11.85	10.60	10.38	10.00
Value at end of period	9.11	6.93	11.85	10.60	10.38
Number of accumulation units outstanding at end of period	13,665	4,415	-	33,951	42,480
MAXIM STOCK INDEX
Value at beginning of period	7.62	12.20	11.66	10.21	10.00
Value at end of period	9.61	7.62	12.20	11.66	10.21
Number of accumulation units outstanding at end of period	108,186	74,750	-	145,235	141,808
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	7.80	12.28	11.95	10.08	10.00
Value at end of period	9.72	7.80	12.28	11.95	10.08
Number of accumulation units outstanding at end of period	22,397	15,074	-	88,602	100,287
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	7.74	13.03	11.20	10.54	10.00
Value at end of period	11.16	7.74	13.03	11.20	10.54
Number of accumulation units outstanding at end of period	38,417	30,335	-	32,037	26,973
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	11.68	11.02	10.40	10.01	10.00
Value at end of period	12.33	11.68	11.02	10.40	10.01
Number of accumulation units outstanding at end of period	24,815	17,734	-	25,006	19,184
MFS CORE GROWTH
Value at beginning of period	7.74	12.26	10.75	10.17	10.00
Value at end of period	9.57	7.74	12.26	10.75	10.17
Number of accumulation units outstanding at end of period	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	6.77	12.57	11.10	10.37	10.00
Value at end of period	9.68	6.77	12.57	11.10	10.37
Number of accumulation units outstanding at end of period	6,908	5,042	-	2,778	819
OPPENHEIMER GLOBAL
Value at beginning of period	7.61	12.97	12.29	10.52	10.00
Value at end of period	10.55	7.61	12.97	12.29	10.52
Number of accumulation units outstanding at end of period	31,521	14,712	-	10,143	8,360
PIMCO TOTAL RETURN
Value at beginning of period	11.60	11.15	10.29	9.96	10.00
Value at end of period	13.11	11.60	11.15	10.29	9.96
Number of accumulation units outstanding at end of period	29,890	17,414	-	8,909	9,144
PIONEER EQUITY INCOME VCT
Value at beginning of period	8.47	12.23	12.22	10.05	10.00
Value at end of period	9.60	8.47	12.23	12.22	10.05
Number of accumulation units outstanding at end of period	4,133	362	-	4,608	3,970
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.42	10.00
Value at end of period	10.96	7.42
Number of accumulation units outstanding at end of period	396	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.23	10.00
Value at end of period	8.14	5.23
Number of accumulation units outstanding at end of period	1,375	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	6.86	11.72	10.49	10.38	10.00
Value at end of period	9.03	6.86	11.72	10.49	10.38
Number of accumulation units outstanding at end of period	19,399	5,792	-	10,770	4,895
ROYCE TOTAL RETURN
Value at beginning of period	6.83	10.00
Value at end of period	8.56	6.83
Number of accumulation units outstanding at end of period	1,282	-
RS SELECT GROWTH
Value at beginning of period	6.56	11.98	10.59	9.84	10.00
Value at end of period	9.62	6.56	11.98	10.59	9.84
Number of accumulation units outstanding at end of period	878	510	-	792	816
RS SMALL CAP GROWTH
Value at beginning of period	6.83	12.61	11.12	10.20	10.00
Value at end of period	10.04	6.83	12.61	11.12	10.20
Number of accumulation units outstanding at end of period	663	576	-	2,698	2,698
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.19	10.00
Value at end of period	8.56	6.19
Number of accumulation units outstanding at end of period	2,142	-
VAN KAMPEN COMSTOCK
Value at beginning of period	6.91	10.00
Value at end of period	8.88	6.91
Number of accumulation units outstanding at end of period	1,442	1,046

INVESTMENT DIVISION (0.25)	2009	2008	2007	2006	2005	2004	2003
AIM DYNAMICS
Value at beginning of period	9.91	18.77	16.75	14.41	13.09	11.72	10.00
Value at end of period	14.12	9.91	18.77	16.75	14.41	13.09	11.72
Number of accumulation units outstanding at end of period	10,566	5,106	2,132	4,613	4,392	-	-
AIM LARGE CAP GROWTH
Value at beginning of period	8.93	14.45	12.54	11.74	11.42	10.98	10.00
Value at end of period	11.13	8.93	14.45	12.54	11.74	11.42	10.98
Number of accumulation units outstanding at end of period	2,640	3,101	3,538	4,712	4,075	514	182
AIM SMALL CAP GROWTH
Value at beginning of period	10.68	17.49	15.74	13.80	12.78	11.99	10.00
Value at end of period	14.33	10.68	17.49	15.74	13.80	12.78	11.99
Number of accumulation units outstanding at end of period	2,907	2,794	4,199	6,656	6,415	520	187
ALGER BALANCED
Value at beginning of period	9.52	13.98	12.47	11.95	11.06	10.58	10.00
Value at end of period	12.27	9.52	13.98	12.47	11.95	11.06	10.58
Number of accumulation units outstanding at end of period	9,426	8,798	9,556	13,140	7,816	60	60
ALGER MIDCAP GROWTH
Value at beginning of period	8.83	21.25	16.19	14.74	13.45	11.93	10.00
Value at end of period	13.36	8.83	21.25	16.19	14.74	13.45	11.93
Number of accumulation units outstanding at end of period	56,581	42,164	50,683	53,077	36,814	3,080	1,647
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	12.32	15.45	15.22	12.77	12.50	11.13	10.00
Value at end of period	13.80	12.32	15.45	15.22	12.77	12.50	11.13
Number of accumulation units outstanding at end of period	80,498	56,104	46,311	106,251	65,720	3,324	384
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.32	12.08	10.95	10.00
Value at end of period	9.79	7.32	12.08	10.95
Number of accumulation units outstanding at end of period	47,825	96,782	6,982	30,470
ARTISAN INTERNATIONAL
Value at beginning of period	12.75	24.09	20.17	16.10	13.89	11.82	10.00
Value at end of period	17.77	12.75	24.09	20.17	16.10	13.89	11.82
Number of accumulation units outstanding at end of period	118,106	93,069	46,954	57,081	37,516	1,377	100
COLUMBIA MID CAP VALUE
Value at beginning of period	6.06	10.00
Value at end of period	7.98	6.06
Number of accumulation units outstanding at end of period	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	6.94	11.64	11.15	10.00
Value at end of period	9.11	6.94	11.64	11.15
Number of accumulation units outstanding at end of period	52,260	82,721	22,902	24,913
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.91	15.40	13.95	12.06	11.86	11.09	10.00
Value at end of period	12.42	10.91	15.40	13.95	12.06	11.86	11.09
Number of accumulation units outstanding at end of period	31,035	55,452	22,833	34,095	22,669	706	226
FIDELITY VIP CONTRAFUND
Value at beginning of period	11.71	20.42	17.41	15.62	13.39	11.62	10.00
Value at end of period	15.85	11.71	20.42	17.41	15.62	13.39	11.62
Number of accumulation units outstanding at end of period	112,757	94,482	86,629	110,199	86,045	9,683	8,944
FIDELITY VIP GROWTH
Value at beginning of period	8.83	16.75	13.23	12.41	11.76	11.40	10.00
Value at end of period	11.30	8.83	16.75	13.23	12.41	11.76	11.40
Number of accumulation units outstanding at end of period	199,121	231,981	291,162	344,338	295,947	124,488	56,079
JANUS TWENTY
Value at beginning of period	13.07	22.59	16.66	14.87	13.62	11.02	10.00
Value at end of period	18.68	13.07	22.59	16.66	14.87	13.62	11.02
Number of accumulation units outstanding at end of period	8,586	5,312	4,543	19,761	24,418	148	187
JANUS WORLDWIDE
Value at beginning of period	8.95	16.33	14.98	12.74	12.07	11.46	10.00
Value at end of period	12.30	8.95	16.33	14.98	12.74	12.07	11.46
Number of accumulation units outstanding at end of period	7,907	6,944	7,311	8,358	7,173	-	-
JENSEN
Value at beginning of period	9.09	12.86	12.04	10.62	10.82	10.00
Value at end of period	11.66	9.09	12.86	12.04	10.62	10.82
Number of accumulation units outstanding at end of period	11,807	7,359	4,803	14,011	7,906	737
LEGG MASON VALUE TRUST
Value at beginning of period	6.22	13.79	14.71	13.84	13.09	11.64	10.00
Value at end of period	8.79	6.22	13.79	14.71	13.84	13.09	11.64
Number of accumulation units outstanding at end of period	9,270	12,851	11,700	59,054	52,223	1,935	904
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.36
Number of accumulation units outstanding at end of period	5,103
MAINSTAY SMALL COMPANY
Value at beginning of period	5.87	9.31	11.32	10.00
Value at end of period	8.68	5.87	9.31	11.32
Number of accumulation units outstanding at end of period	557	1,119	5,381	20
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	10.83	18.10	16.94	14.70	13.55	11.62	10.00
Value at end of period	14.37	10.83	18.10	16.94	14.70	13.55	11.62
Number of accumulation units outstanding at end of period	139,592	153,297	98,170	146,866	100,415	67,348	5,239
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	8.57	14.45	14.66	13.20	12.80	11.43	10.00
Value at end of period	13.96	8.57	14.45	14.66	13.20	12.80	11.43
Number of accumulation units outstanding at end of period	206,946	181,666	190,154	244,849	233,233	90,440	20,764
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	8.36	15.50	15.94	14.19	14.30	11.73	10.00
Value at end of period	13.86	8.36	15.50	15.94	14.19	14.30	11.73
Number of accumulation units outstanding at end of period	76,037	64,616	56,279	106,559	90,653	9,637	3,116
MAXIM BOND INDEX
Value at beginning of period	12.15	11.44	10.75	10.38	10.19	9.89	10.00
Value at end of period	12.86	12.15	11.44	10.75	10.38	10.19	9.89
Number of accumulation units outstanding at end of period	203,003	165,154	87,319	201,607	144,138	1,947	976
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	11.22	13.05	12.39	11.53	11.09	10.40	10.00
Value at end of period	13.48	11.22	13.05	12.39	11.53	11.09	10.40
Number of accumulation units outstanding at end of period	27,744	21,583	14,813	29,317	20,173	12,374	2,457
MAXIM INDEX 600
Value at beginning of period	12.23	17.86	18.06	15.80	14.79	12.18	10.00
Value at end of period	15.25	12.23	17.86	18.06	15.80	14.79	12.18
Number of accumulation units outstanding at end of period	92,686	99,562	80,537	199,336	189,005	14,108	11,096
MAXIM INVESCO ADR
Value at beginning of period	12.44	20.85	19.47	15.75	14.19	11.89	10.00
Value at end of period	16.21	12.44	20.85	19.47	15.75	14.19	11.89
Number of accumulation units outstanding at end of period	99,737	96,089	57,775	64,236	28,688	8,357	6,921
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.62
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.94
Number of accumulation units outstanding at end of period	133
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.18
Number of accumulation units outstanding at end of period	3,715
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.25
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.29
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	11.61	14.88	13.80	12.45	12.03	10.87	10.00
Value at end of period	16.04	11.61	14.88	13.80	12.45	12.03	10.87
Number of accumulation units outstanding at end of period	101,170	114,851	124,016	112,349	80,152	8,116	4,835
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	12.55	18.68	18.14	15.41	14.56	11.95	10.00
Value at end of period	16.00	12.55	18.68	18.14	15.41	14.56	11.95
Number of accumulation units outstanding at end of period	63,163	85,779	50,195	52,683	39,103	3,246	-
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	11.18	24.24	22.86	16.87	14.49	12.22	10.00
Value at end of period	14.70	11.18	24.24	22.86	16.87	14.49	12.22
Number of accumulation units outstanding at end of period	90,733	107,833	106,679	154,607	88,166	37,284	5,098
MAXIM MODERATE PROFILE I
Value at beginning of period	11.79	15.41	14.42	12.91	12.17	10.96	10.00
Value at end of period	14.63	11.79	15.41	14.42	12.91	12.17	10.96
Number of accumulation units outstanding at end of period	382,424	342,520	325,854	497,048	311,090	133,066	9,523
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	11.51	16.55	15.47	13.63	12.69	11.22	10.00
Value at end of period	14.77	11.51	16.55	15.47	13.63	12.69	11.22
Number of accumulation units outstanding at end of period	333,328	279,681	261,542	358,989	197,892	116,765	3,082
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	11.79	14.44	13.60	12.41	11.74	10.73	10.00
Value at end of period	14.36	11.79	14.44	13.60	12.41	11.74	10.73
Number of accumulation units outstanding at end of period	96,488	105,708	64,881	79,721	41,291	32,315	2,458
MAXIM MONEY MARKET
Value at beginning of period	11.45	11.27	10.79	10.34	10.09	10.02	10.00
Value at end of period	11.43	11.45	11.27	10.79	10.34	10.09	10.02
Number of accumulation units outstanding at end of period	331,348	346,698	394,031	361,594	284,632	70,140	38,346
MAXIM SMALL-CAP GROWTH
Value at beginning of period	8.53	14.56	13.00	12.70	12.17	11.51	10.00
Value at end of period	11.24	8.53	14.56	13.00	12.70	12.17	11.51
Number of accumulation units outstanding at end of period	57,936	73,810	90,577	96,314	103,912	66,116	29,068
MAXIM STOCK INDEX
Value at beginning of period	9.77	15.62	14.90	13.02	12.43	11.25	10.00
Value at end of period	12.36	9.77	15.62	14.90	13.02	12.43	11.25
Number of accumulation units outstanding at end of period	640,775	721,806	708,144	1,109,700	1,058,265	508,881	223,569
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	10.34	16.24	15.77	13.27	12.78	11.14	10.00
Value at end of period	12.91	10.34	16.24	15.77	13.27	12.78	11.14
Number of accumulation units outstanding at end of period	207,541	161,308	223,399	325,229	213,041	26,050	17,724
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	11.46	19.27	16.53	15.52	13.63	11.57	10.00
Value at end of period	16.56	11.46	19.27	16.53	15.52	13.63	11.57
Number of accumulation units outstanding at end of period	106,291	53,018	71,051	169,064	101,179	7,122	2,077
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	12.42	11.69	11.01	10.57	10.37	10.01	10.00
Value at end of period	13.13	12.42	11.69	11.01	10.57	10.37	10.01
Number of accumulation units outstanding at end of period	193,514	181,287	166,214	211,994	170,957	12,225	7,818
MFS CORE GROWTH
Value at beginning of period	9.03	14.27	12.48	11.78	11.66	10.97	10.00
Value at end of period	11.17	9.03	14.27	12.48	11.78	11.66	10.97
Number of accumulation units outstanding at end of period	14	14	154	211	282	154	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	8.23	15.26	13.45	12.54	12.01	11.31	10.00
Value at end of period	11.79	8.23	15.26	13.45	12.54	12.01	11.31
Number of accumulation units outstanding at end of period	19,732	18,445	17,065	12,627	8,651	912	-
OPPENHEIMER GLOBAL
Value at beginning of period	9.98	16.97	16.05	13.71	12.07	10.00
Value at end of period	13.86	9.98	16.97	16.05	13.71	12.07
Number of accumulation units outstanding at end of period	161,103	63,711	44,491	61,197	38,226	5,203
PIMCO TOTAL RETURN
Value at beginning of period	12.48	11.96	11.02	10.65	10.40	9.94	10.00
Value at end of period	14.13	12.48	11.96	11.02	10.65	10.40	9.94
Number of accumulation units outstanding at end of period	183,414	118,510	78,161	91,301	43,992	3,577	2,796
PIONEER EQUITY INCOME VCT
Value at beginning of period	11.46	16.52	16.47	13.52	12.85	11.10	10.00
Value at end of period	13.02	11.46	16.52	16.47	13.52	12.85	11.10
Number of accumulation units outstanding at end of period	7,216	5,873	6,331	9,160	11,917	222	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.43	10.00
Value at end of period	10.99	7.43
Number of accumulation units outstanding at end of period	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.24	10.00
Value at end of period	8.16	5.24
Number of accumulation units outstanding at end of period	9,182	107
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	7.97	13.59	12.14	11.99	10.00
Value at end of period	10.52	7.97	13.59	12.14	11.99
Number of accumulation units outstanding at end of period	69,900	57,961	59,528	41,514	9,172
ROYCE TOTAL RETURN
Value at beginning of period	6.84	10.00
Value at end of period	8.59	6.84
Number of accumulation units outstanding at end of period	19,157	5,987
RS SELECT GROWTH
Value at beginning of period	7.57	13.80	12.17	11.29	11.50	10.00
Value at end of period	11.13	7.57	13.80	12.17	11.29	11.50
Number of accumulation units outstanding at end of period	2,291	1,178	1,805	2,734	2,998	395
RS SMALL CAP GROWTH
Value at beginning of period	9.45	17.42	15.32	14.03	13.97	12.16	10.00
Value at end of period	13.92	9.45	17.42	15.32	14.03	13.97	12.16
Number of accumulation units outstanding at end of period	3,682	2,393	3,738	6,710	12,766	1,075	7,126
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.20	10.00
Value at end of period	8.59	6.20
Number of accumulation units outstanding at end of period	17,467	67
VAN KAMPEN COMSTOCK
Value at beginning of period	6.94	10.88	11.14	10.00
Value at end of period	8.94	6.94	10.88	11.14
Number of accumulation units outstanding at end of period	52,649	41,044	22,870	5,310

INVESTMENT DIVISION (0.00)	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM DYNAMICS
Value at beginning of period	4.53	8.55	7.61	6.53	5.92	5.29	3.82	5.71	8.51	10.00
Value at end of period	6.47	4.53	8.55	7.61	6.53	5.92	5.29	3.82	5.71	8.51
Number of accumulation units outstanding at end of period	19,630	22,604	17,436	7,835	9,238	8,766	9,191	7,398	3,160	14
AIM LARGE CAP GROWTH
Value at beginning of period	5.04	8.13	7.04	6.57	6.38	6.11	4.88	6.63	8.61.	10.00
Value at end of period	6.29	5.04	8.13	7.04	6.57	6.38	6.11	4.88	6.63	8.61
Number of accumulation units outstanding at end of period	12,895	7,794	7,073	1,383	1,409	2,172	2,573	2,575	1,870	30
AIM SMALL CAP GROWTH
Value at beginning of period	9.38	15.33	13.76	12.04	11.11	10.40	7.48	10.00
Value at end of period	12.62	9.38	15.33	13.76	12.04	11.11	10.40	7.48
Number of accumulation units outstanding at end of period	3,116	5,232	6,800	4,539	6,004	2,291	1,322	263
ALGER BALANCED
Value at beginning of period	10.33	15.14	13.47	12.87	11.87	11.35	9.53	10.87	11.09	11.41
Value at end of period	13.35	10.33	15.14	13.47	12.87	11.87	11.35	9.53	10.87	11.09
Number of accumulation units outstanding at end of period	22,017	22,089	22,346	1,141	2,366	145	614	347	73	-
ALGER MIDCAP GROWTH
Value at beginning of period	9.74	23.39	17.78	16.14	14.70	13.00	8.80	12.49	13.36	12.24
Value at end of period	14.78	9.74	23.39	17.78	16.14	14.70	13.00	8.80	12.49	13.36
Number of accumulation units outstanding at end of period	207,526	120,085	111,057	16,279	14,742	2,207	2,300	1,755	5,675	6,107
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	17.53	21.93	21.54	18.04	17.60	15.64	12.59	13.25	11.91	10.00
Value at end of period	19.68	17.53	21.93	21.54	18.04	17.60	15.64	12.59	13.25	11.91
Number of accumulation units outstanding at end of period	121,417	118,449	109,497	29,831	18,167	12,746	8,083	4,757	869	-
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	12.16	18.61	18.66	15.93	15.20	13.45	10.00
Value at end of period	14.33	12.16	18.61	18.66	15.93	15.20	13.45
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	7.36	12.12	10.96	10.00
Value at end of period	9.88	7.36	12.12	10.96
Number of accumulation units outstanding at end of period	142,398	245,288	39,577	14,851
ARTISAN INTERNATIONAL
Value at beginning of period	8.22	15.49	12.94	10.30	8.86	7.52	5.83	7.18	8.54	10.00
Value at end of period	11.48	8.22	15.49	12.94	10.30	8.86	7.52	5.83	7.18	8.54
Number of accumulation units outstanding at end of period	485,934	386,360	187,254	26,213	9,000	3,068	1,553	244	15	15
COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
Value at beginning of period	12.70	17.71	16.23	14.51	13.63	12.39	10.00
Value at end of period	15.77	12.70	17.71	16.23	14.51	13.63	12.39
Number of accumulation units outstanding at end of period	1	-	-	-	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	6.07	10.00
Value at end of period	8.01	6.07
Number of accumulation units outstanding at end of period	127,529	78,162
DAVIS NEW YORK VENTURE
Value at beginning of period	6.98	11.68	11.16	10.00
Value at end of period	9.18	6.98	11.68	11.16
Number of accumulation units outstanding at end of period	203,149	214,968	43,329	9,631
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	10.09	14.21	12.85	11.07	10.87	10.14	8.19	10.00
Value at end of period	11.52	10.09	14.21	12.85	11.07	10.87	10.14	8.19
Number of accumulation units outstanding at end of period	111,412	180,062	109,714	51,441	41,151	24,622	19,027	14,740
FIDELITY VIP CONTRAFUND
Value at beginning of period	14.16	24.63	20.95	18.75	16.03	13.88	10.81	11.92	13.59	14.55
Value at end of period	19.22	14.16	24.63	20.95	18.75	16.03	13.88	10.81	11.92	13.59
Number of accumulation units outstanding at end of period	404,861	202,272	151,210	45,984	42,628	4,150	3,156	1,165	647	592
FIDELITY VIP GROWTH
Value at beginning of period	8.93	16.91	13.31	12.46	11.78	11.39	8.58	12.27	14.90	16.74
Value at end of period	11.46	8.93	16.91	13.31	12.46	11.78	11.39	8.58	12.27	14.90
Number of accumulation units outstanding at end of period	552,092	838,609	775,813	497,756	528,427	58,817	63,827	64,250	65,066	71,676
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	12.17	21.17	18.96	17.63	15.95	14.11	10.00
Value at end of period	17.42	12.17	21.17	18.96	17.63	15.95	14.11
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
JANUS ASPEN WORLDWIDE
Value at beginning of period	10.74	19.41	17.70	14.98	14.15	13.50	10.00
Value at end of period	14.83	10.74	19.41	17.70	14.98	14.15	13.50
Number of accumulation units outstanding at end of period	1	-	-	-	-	-	-
JANUS FUND
Value at beginning of period	11.20	18.61	16.15	14.61	14.05	13.42	10.00
Value at end of period	15.35	11.20	18.61	16.15	14.61	14.05	13.42
Number of accumulation units outstanding at end of period	1	-	-	-	-	-	-
JANUS TWENTY
Value at beginning of period	5.71	9.85	7.24	6.45	5.90	4.76	3.80	5.00	7.05	10.00
Value at end of period	8.19	5.71	9.85	7.24	6.45	5.90	4.76	3.80	5.00	7.05
Number of accumulation units outstanding at end of period	51,454	59,483	58,344	18,312	22,900	68,045	48,970	46,538	5,572	74
JANUS WORLDWIDE
Value at beginning of period	4.49	8.17	7.48	6.35	6.00	5.68	4.57	6.18	8.02	10.00
Value at end of period	6.19	4.49	8.17	7.48	6.35	6.00	5.68	4.57	6.18	8.02
Number of accumulation units outstanding at end of period	22,102	33,916	26,254	10,160	15,839	12,692	15,471	7,008	3,068	69
JENSEN
Value at beginning of period	9.07	12.80	11.96	10.52	10.69	10.00
Value at end of period	11.67	9.07	12.80	11.96	10.52	10.69
Number of accumulation units outstanding at end of period	23,062	27,882	24,957	6,940	5,993	1,491
LEGG MASON VALUE TRUST
Value at beginning of period	6.63	14.66	15.61	14.65	13.82	12.26	8.50	10.00
Value at end of period	9.39	6.63	14.66	15.61	14.65	13.82	12.26	8.50
Number of accumulation units outstanding at end of period	41,610	52,426	62,807	12,841	11,920	3,914	3,099	9
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	11.37
Number of accumulation units outstanding at end of period	9,607
MAINSTAY SMALL COMPANY
Value at beginning of period	5.90	9.35	11.32	10.00
Value at end of period	8.75	5.90	9.35	11.32
Number of accumulation units outstanding at end of period	7,902	28,930	14,996	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	12.49	20.82	19.44	16.83	15.47	13.23	10.13	12.30	13.05	14.01
Value at end of period	16.61	12.49	20.82	19.44	16.83	15.47	13.23	10.13	12.30	13.05
Number of accumulation units outstanding at end of period	5,775,731	5,555,723	5,234,106	4,776,795	4,188,964	4,195,462	3,514,133	2,695,952	2,053,814	1,524,726
MAXIM ARIEL MIDCAP VALUE
Value at beginning of period	14.89	25.04	25.35	22.77	22.02	19.61	15.14	16.96	14.35	12.09
Value at end of period	24.33	14.89	25.04	25.35	22.77	22.02	19.61	15.14	16.96	14.35
Number of accumulation units outstanding at end of period	255,431	218,434	189,993	90,402	92,346	36,285	36,203	39,766	41,705	43,484
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	13.11	24.25	24.87	22.10	22.21	18.18	14.06	15.01	12.97	10.24
Value at end of period	21.79	13.11	24.25	24.87	22.10	22.21	18.18	14.06	15.01	12.97
Number of accumulation units outstanding at end of period	114,842	1,721,573	1,912,821	1,975,987	2,077,063	1,841,507	1,398,626	1,040,392	682,781	431,553
MAXIM BOND INDEX
Value at beginning of period	16.86	15.84	14.84	14.30	14.01	13.56	13.16	12.00	11.16	10.03
Value at end of period	17.90	16.86	15.84	14.84	14.30	14.01	13.56	13.16	12.00	11.16
Number of accumulation units outstanding at end of period	389,215	384,832	310,746	55,512	55,882	8,622	7,542	4,277	1,774	-
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	14.91	17.29	16.38	15.20	14.58	13.64	12.25	12.34	11.99	11.33
Value at end of period	17.95	14.91	17.29	16.38	15.20	14.58	13.64	12.25	12.34	11.99
Number of accumulation units outstanding at end of period	2,458,474	2,433,064	2,153,179	1,983,576	1,799,926	1,900,441	1,660,149	1,317,240	1,020,296	820,263
MAXIM INDEX 600
Value at beginning of period	14.73	21.46	21.64	18.89	17.64	14.49	10.49	12.37	11.70	10.61
Value at end of period	18.41	14.73	21.46	21.64	18.89	17.64	14.49	10.49	12.37	11.70
Number of accumulation units outstanding at end of period	229,236	251,114	233,203	24,449	17,052	15,045	14,045	10,490	11,525	13,796
MAXIM INVESCO ADR
Value at beginning of period	10.83	18.11	16.86	13.61	12.23	10.22	7.79	8.97	10.74	11.96
Value at end of period	14.15	10.83	18.11	16.86	13.61	12.23	10.22	7.79	8.97	10.74
Number of accumulation units outstanding at end of period	237,679	246,299	111,242	65,615	136,849	17,265	14,733	13,152	11,069	12,896
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.63
Number of accumulation units outstanding at end of period	1,460
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	11.96
Number of accumulation units outstanding at end of period	20,446
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.20
Number of accumulation units outstanding at end of period	25
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.27
Number of accumulation units outstanding at end of period	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	10.00
Value at end of period	12.31
Number of accumulation units outstanding at end of period	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	18.09	23.12	21.39	19.25	18.56	16.72	12.85	11.57	11.28	10.79
Value at end of period	25.05	18.09	23.12	21.39	19.25	18.56	16.72	12.85	11.57	11.28
Number of accumulation units outstanding at end of period	2,083,927	2,087,523	2,044,614	1,682,333	1,458,792	635,305	405,521	163,556	104,057	76,001
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	16.47	24.45	23.69	20.07	18.92	15.49	11.53	13.49	11.80	9.53
Value at end of period	21.05	16.47	24.45	23.69	20.07	18.92	15.49	11.53	13.49	11.80
Number of accumulation units outstanding at end of period	88,847	144,042	79,815	26,346	24,704	10,622	5,728	4,194	2,361	1,778
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	10.61	22.95	21.60	15.90	13.62	11.46	8.47	10.33	11.53	11.35
Value at end of period	13.99	10.61	22.95	21.60	15.90	13.62	11.46	8.47	10.33	11.53
Number of accumulation units outstanding at end of period	247,218	233,775	331,145	147,526	123,517	50,177	49,582	43,311	41,110	37,034
MAXIM MODERATE PROFILE I
Value at beginning of period	14.88	19.40	18.11	16.17	15.22	13.67	11.37	12.43	12.78	12.96
Value at end of period	18.52	14.88	19.40	18.11	16.17	15.22	13.67	11.37	12.43	12.78
Number of accumulation units outstanding at end of period	13,202,113	13,198,087	12,593,069	11,346,126	10,149,385	9,685,469	6,611,791	4,015,222	2,784,761	1,899,302
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	14.20	20.35	18.97	16.67	15.49	13.66	11.02	12.53	13.13	13.73
Value at end of period	18.25	14.20	20.35	18.97	16.67	15.49	13.66	11.02	12.53	13.13
Number of accumulation units outstanding at end of period	12,903,689	12,814,095	12,169,255	10,921,073	9,544,912	9,647,765	7,746,339	5,784,543	4,199,046	2,956,697
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	14.44	17.64	16.58	15.08	14.24	12.98	11.14	11.77	11.80	11.87
Value at end of period	17.63	14.44	17.64	16.58	15.08	14.24	12.98	11.14	11.77	11.80
Number of accumulation units outstanding at end of period	3,349,417	3,319,966	3,082,208	2,698,011	2,422,600	2,464,929	2,003,116	1,399,483	907,841	669,293
MAXIM MONEY MARKET
Value at beginning of period	14.02	13.75	13.13	12.56	12.23	12.11	12.02	11.86	11.43	10.78
Value at end of period	14.02	14.02	13.75	13.13	12.56	12.23	12.11	12.02	11.86	11.43
Number of accumulation units outstanding at end of period	747,833	749,998	572,328	274,328	212,526	100,864	109,837	28,216	25,020	28,693
MAXIM SMALL-CAP GROWTH
Value at beginning of period	9.15	15.59	13.88	13.52	12.93	12.20	9.31	13.49	17.49	19.96
Value at end of period	12.09	9.15	15.59	13.88	13.52	12.93	12.20	9.31	13.49	17.49
Number of accumulation units outstanding at end of period	139,466	150,645	142,533	70,285	80,334	36,647	36,569	36,329	35,923	38,510
MAXIM STOCK INDEX
Value at beginning of period	9.53	15.19	14.44	12.60	11.99	10.83	8.43	10.80	12.23	13.28
Value at end of period	12.08	9.53	15.19	14.44	12.60	11.99	10.83	8.43	10.80	12.23
Number of accumulation units outstanding at end of period	1,981,911	1,950,115	1,617,768	692,179	985,487	425,426	463,882	480,385	525,365	554,804
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	12.39	19.41	18.80	15.78	15.16	13.18	10.49	12.06	11.87	10.51
Value at end of period	15.51	12.39	19.41	18.80	15.78	15.16	13.18	10.49	12.06	11.87
Number of accumulation units outstanding at end of period	406,387	348,305	355,484	76,839	67,391	57,992	70,477	71,756	74,636	75,115
MAXIM T. ROWE PRICE MIDCAP GROWTH
Value at beginning of period	17.51	29.36	25.12	23.54	20.62	17.46	12.67	16.24	16.42	15.30
Value at end of period	25.36	17.51	29.36	25.12	23.54	20.62	17.46	12.67	16.24	16.42
Number of accumulation units outstanding at end of period	2,660,398	2,722,503	2,764,946	2,647,299	2,520,177	2,334,070	1,956,547	1,468,272	1,105,320	790,765
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	17.52	16.46	15.46	14.81	14.50	13.95	13.60	12.39	11.57	10.46
Value at end of period	18.58	17.52	16.46	15.46	14.81	14.50	13.95	13.60	12.39	11.57
Number of accumulation units outstanding at end of period	360,533	362,740	276,535	91,979	126,451	68,068	63,935	62,801	58,415	51,243
MFS CORE GROWTH
Value at beginning of period	8.48	13.37	11.67	10.98	10.84	10.18	8.00	10.00
Value at end of period	10.52	8.48	13.37	11.67	10.98	10.84	10.18	8.00
Number of accumulation units outstanding at end of period	5,925	6,282	513	454	631	250	259	104
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	7.56	13.98	12.29	11.43	10.92	10.26	7.91	10.00
Value at end of period	10.86	7.56	13.98	12.29	11.43	10.92	10.26	7.91
Number of accumulation units outstanding at end of period	53,130	32,576	64,190	6,705	4,967	1,160	357	1
OPPENHEIMER GLOBAL
Value at beginning of period	10.09	17.12	16.15	13.76	12.09	10.00
Value at end of period	14.05	10.09	17.12	16.15	13.76	12.09
Number of accumulation units outstanding at end of period	210,831	152,246	94,680	16,143	10,031	2,851
PIMCO TOTAL RETURN
Value at beginning of period	14.36	13.73	12.62	12.17	11.85	11.30	10.73	10.00
Value at end of period	16.30	14.36	13.73	12.62	12.17	11.85	11.30	10.73
Number of accumulation units outstanding at end of period	294,741	129,149	116,492	20,103	12,645	7,848	3,828	224
PIONEER EQUITY INCOME VCT
Value at beginning of period	11.15	16.04	15.95	13.06	12.38	10.67	8.72	10.41	11.21	9.76
Value at end of period	12.70	11.15	16.04	15.95	13.06	12.38	10.67	8.72	10.41	11.21
Number of accumulation units outstanding at end of period	12,985	18,027	14,469	2,515	1,854	589	361	134	3	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	7.44	10.00
Value at end of period	11.04	7.44
Number of accumulation units outstanding at end of period	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	5.24	10.00
Value at end of period	8.20	5.24
Number of accumulation units outstanding at end of period	64,068	6,149
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	8.04	13.68	12.19	12.01	10.00
Value at end of period	10.64	8.04	13.68	12.19	12.01
Number of accumulation units outstanding at end of period	159,649	114,746	76,465	19,681	7,900
ROYCE TOTAL RETURN
Value at beginning of period	6.85	10.00
Value at end of period	8.62	6.85
Number of accumulation units outstanding at end of period	56,926	4,742
RS SELECT GROWTH
Value at beginning of period	7.65	13.92	12.24	11.33	11.51	10.00
Value at end of period	11.28	7.65	13.92	12.24	11.33	11.51
Number of accumulation units outstanding at end of period	2,319	2,882	2,633	2,336	2,446	604
RS SMALL CAP GROWTH
Value at beginning of period	3.81	7.00	6.14	5.61	5.57	4.84	3.30	5.51	7.58	10.00
Value at end of period	5.62	3.81	7.00	6.14	5.61	5.57	4.84	3.30	5.51	7.58
Number of accumulation units outstanding at end of period	16,419	19,017	23,819	17,125	17,806	14,098	9,041	5,320	1,737	2,706
VAN KAMPEN AMERICAN VALUE
Value at beginning of period	6.21	10.00
Value at end of period	8.63	6.21
Number of accumulation units outstanding at end of period	77,005	13,324
VAN KAMPEN COMSTOCK
Value at beginning of period	6.98	10.92	11.15	10.00
Value at end of period	9.01	6.98	10.92	11.15
Number of accumulation units outstanding at end of period	40,417	39,712	27,242	6,727

APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

(ii)
the per share amount of any dividend (including a deduction for an investment advisory fee) or, if applicable, capital gain distributions, made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus or plus

(iii)
a per unit charge or credit for any taxes incurred by or provided for in the Variable Account, which is determined by Great-West to have resulted from the investment operations of the Variable Account;

(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, and

(c)
is an amount representing the VAC deducted from each Variable Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Contractholder’s Contract.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone:    (800) 701-8255 (U.S.)
(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2010 , which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2010

TABLE OF CONTENTS

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
UNDERWRITER
FINANCIAL STATEMENTS

CUSTODIAN AND INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

A.           Custodian

The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("Great-West").  The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West.  Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds.  Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.

B.           Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as Great-West's and the Series Account's independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for Great-West and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West.  GWFS is registered with the Securities Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  GWFS has received no underwriting commissions in connection with this offering.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account.  The variable interest of Participants under the Contracts are affected solely by the investment results of the Series Account.

Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2009 and 2008 and Related Consolidated Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2009 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2009 and 2008, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009.  Our audits also included the financial statement schedule listed in the Index at Item 15.  These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management.  Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 19, 2010

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2009 and 2008
(In Thousands, Except Share Amounts)

	December 31,
	2009	2008
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $14,117,799 and $13,394,675)	$13,917,813	$11,973,536
Fixed maturities, held for trading, at fair value (amortized cost $135,425 and $39,803)	140,174	38,834
Mortgage loans on real estate (net of allowances of $14,854 and $8,834)	1,554,132	1,380,101
Equity investments, available-for-sale, at fair value (cost $18,860 and $16,330)	25,679	17,790
Policy loans	3,971,833	3,979,094
Short-term investments, available-for-sale (cost approximates fair value)	488,480	366,370
Limited partnership and limited liability corporation interests	253,605	293,956
Other investments	24,312	31,992
Total investments	20,376,028	18,081,673

Other assets:
Cash	170,978	28,352
Reinsurance receivable	573,963	546,491
Deferred acquisition costs and value of business acquired	481,044	714,031
Investment income due and accrued	225,449	145,775
Premiums in course of collection	9,015	8,309
Deferred income taxes	125,878	577,799
Collateral under securities lending agreements	38,296	43,205
Due from parent and affiliates	196,697	41,793
Goodwill	105,255	105,255
Other intangible assets	29,632	33,824
Other assets	491,471	603,091
Assets of discontinued operations	87,719	124,089
Separate account assets	18,886,901	15,121,943
Total assets	$41,798,326	$36,175,630

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2009 and 2008
(In Thousands, Except Share Amounts)

	December 31,
	2009	2008
Liabilities and stockholder's equity
Policy benefit liabilities:
Future policy benefits	$18,972,560	$18,105,648
Policy and contract claims	286,176	290,288
Policyholders' funds	358,795	320,320
Provision for policyholders' dividends	69,494	70,700
Undistributed earnings on participating business	3,580	1,614
Total policy benefit liabilities	19,690,605	18,788,570

General liabilities:
Due to parent and affiliates	537,563	533,870
Repurchase agreements	491,338	202,079
Commercial paper	97,613	97,167
Payable under securities lending agreements	38,296	43,205
Other liabilities	618,508	655,576
Liabilities of discontinued operations	87,719	124,089
Separate account liabilities	18,886,901	15,121,943
Total liabilities	40,448,543	35,566,499

Commitments and contingencies (Note 20)

Stockholder's equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	761,330	756,912
Accumulated other comprehensive income (loss)	(132,721)	(762,673)
Retained earnings	714,142	607,860
Total stockholder's equity	1,349,783	609,131
Total liabilities and stockholder's equity	$41,798,326	$36,175,630

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Revenues:
Premium income, net of premiums ceded of $48,761, $37,176 and $1,432,360	$560,252	$525,137	$(857,267)
Fee income	386,201	429,221	463,265
Net investment income	1,149,084	1,078,469	1,139,541
Realized investment gains (losses), net:
Total other-than-temporary losses recognized	(112,764)	(91,398)	(34,874)
Less: Non-credit portion of other-than-temporary losses transferred to and recognized in other comprehensive income	13,422	-	-
Net other-than-temporary losses recognized in earnings	(99,342)	(91,398)	(34,874)
Other realized investment gains, net	31,802	69,702	32,846
Total realized investment gains (losses), net	(67,540)	(21,696)	(2,028)
Total revenues	2,027,997	2,011,131	743,511
Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $47,077, $42,380and $39,640	590,456	605,111	624,381
Increase (decrease) in future policy benefits	109,728	(38,354)	(1,460,523)
Interest paid or credited to contractholders	552,620	515,428	497,438
Provision (benefit) for policyholders' share of earnings on participating business (Note 4)	1,245	(206,415)	20,296
Dividends to policyholders	72,755	71,818	93,544
Total benefits	1,326,804	947,588	(224,864)
General insurance expenses	429,143	429,695	432,426
Amortization of deferred acquisition costs and value of business acquired	65,998	52,699	135,570
Interest expense	37,508	39,804	41,713
Total benefits and expenses, net	1,859,453	1,469,786	384,845
Income from continuing operations before income taxes	168,544	541,345	358,666
Income tax expense	46,108	95,838	118,791
Income from continuing operations	122,436	445,507	239,875
Income from discontinued operations, net of income taxes of $ - , $388,836and $85,707	-	652,788	178,853
Net income	$122,436	$1,098,295	$418,728

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

			Accumulated Other
			Comprehensive Income (Loss)
	Common	Additional Paid-in	Unrealized Gains (Losses)	Employee Benefit Plan	Retained
	Stock	Capital	on Securities	Adjustments	Earnings	Total
Balances, January 1, 2007	$7,032	$737,857	$(15,708)	$(30,829)	$1,474,517	$2,172,869
Net income					418,728	418,728
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains			9,903			9,903
Employee benefit plan adjustment				34,998		34,998
Total comprehensive income						463,629
Impact of adopting ASC section 815-15-25 "Derivatives and Hedging - Embedded Derivatives - Recognition" to derivative instruments			118		(3)	115
Impact of adopting ASC section 740-10-25 "Income
Taxes - Overall - Recognition" to accounting for income tax uncertainties					(6,195)	(6,195)
Dividends					(604,983)	(604,983)
Capital contribution - stock-based compensation		3,816				3,816
Income tax benefit on stock-based compensation		5,860				5,860
Balances, December 31, 2007	7,032	747,533	(5,687)	4,169	1,282,064	2,035,111
Net income					1,098,295	1,098,295
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)
Total comprehensive income						337,140
Impact of adopting ASC section 715-20-65 "Defined
Benefit Plans" measurement date provisions					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution - stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256
Balances, December 31, 2008	7,032	756,912	(691,594)	(71,079)	607,860	609,131
Net income					122,436	122,436
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468
Total comprehensive income						760,916
Impact of adopting ASC section 320-10-65 "Investments -
Debt and Equity Securities" on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution - stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237
Balances, December 31, 2009	$7,032	$761,330	$(90,110)	$(42,611)	$714,142	$1,349,783

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income	$122,436	$1,098,295	$418,728
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings allocated to participating policyholders	1,245	(206,415)	20,296
Amortization of premiums / (accretion) of discounts on investments, net	(59,048)	(55,161)	(58,067)
Net realized (gains) losses on investments	67,540	24,205	(2,155)
Net purchases of trading securities	(97,474)	(18,869)	(20,825)
Interest credited to contractholders	546,429	510,996	493,049
Depreciation and amortization	83,951	75,220	176,560
Deferral of acquisition costs	(80,977)	(65,108)	(73,062)
Deferred income taxes	125,525	5,525	(5,239)
Income from discontinued operations	-	(681,528)	-
Changes in assets and liabilities:
Policy benefit liabilities	59,227	(325,306)	(407,250)
Reinsurance receivable	8,898	(158,532)	(106,382)
Accrued interest and other receivables	(80,380)	(8,388)	26,695
Other, net	(86,254)	138,089	46,513
Net cash provided by operating activities	611,118	333,023	508,861

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	3,625,569	4,056,869	4,052,791
Mortgage loans on real estate	96,258	112,760	159,959
Equity investments and other limited partnership interests	52,144	46,860	51,596
Purchases of investments:
Fixed maturities available-for-sale	(4,026,580)	(3,742,716)	(4,015,650)
Mortgage loans on real estate	(282,252)	(297,715)	(228,746)
Equity investments and other limited partnership interests	(14,316)	(13,421)	(35,372)
Acquisitions, net of cash acquired	-	-	(15,208)
Net change in short-term investments	(400,781)	81,143	1,132,840
Net change in repurchase agreements	289,259	63,542	(625,242)
Other, net	101,734	(98,662)	(36,643)
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	-	846,759	-
Net cash provided by (used in) investing activities	(558,965)	1,055,419	440,325

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Cash flows from financing activities:
Contract deposits	$1,921,471	$1,921,238	$1,228,154
Contract withdrawals	(1,660,454)	(1,465,420)	(1,491,994)
Change in due to parent and affiliates	(168,402)	(6,389)	(31,483)
Dividends paid	(24,682)	(1,772,293)	(604,983)
Net commercial paper borrowings	446	1,500	647
Change in bank overdrafts	19,857	(108,418)	(23,523)
Income tax benefit of stock option exercises	2,237	4,256	5,860
Net cash used in financing activities	90,473	(1,425,526)	(917,322)

Net increase (decrease) in cash	142,626	(37,084)	31,864
Cash, continuing and discontinued operations, beginning of year	28,352	65,436	33,572
Cash, continuing and discontinued operations, end of year	170,978	28,352	65,436
Less cash, discontinued operations, end of year	-	-	(10,622)
Cash, end of year	$170,978	$28,352	$54,814

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$(44,878)	$390,897	$121,847
Income tax payments withheld and remitted to taxing authorities	55,055	56,637	53,264
Interest	37,508	39,804	41,713

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$2,181	$5,123	$3,816
Return of invested reinsurnace assets to The Canada Life Assurance Company (See Note 5)	-	-	1,608,909
Fair value of assets acquired in settlement of fixed maturity investments	-	6,388	-

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998.  GWL&A Financial is a wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”).  The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States.  The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates are required to account for valuation of investments and other-than-temporary impairments, recognition of income on certain investments, valuation and accounting for derivative instruments, goodwill, deferred acquisition costs and value of business acquired, policy and contract benefits and claims, employee benefits plans and taxes on income.  Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Intercompany transactions and balances have been eliminated in consolidation.

Significant Accounting Policies

Investments - Investments are reported as follows:

1.
The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets.  The Company recognizes the acquisition of its fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses are included in net realized investment gains (losses). Declines in value determined to be other-than-temporary are included in total other-than-temporary impairment losses recognized.

The Company purchases fixed maturity securities which are classified as held for trading.  Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned.  Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

2.
Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses.  Interest income is accrued on the unpaid principal balance.  Discounts and premiums are amortized to net investment income using the scientific interest method.  Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans.  Management’s judgment is based upon  situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions.  The measurement of impaired loans is based upon the fair value of the underlying collateral.

3.
Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets.  The Company uses the equity method of accounting for investments in which it has more than a minor interest and has influence in the entity’s operating and financial policies, but does not have a controlling interest.  Realized gains and losses are included in net realized gains (losses) on investments. Declines in value, determined to be other-than-temporary, are included in total other-than-temporary impairment losses recognized.

4.
Limited partnership interests are accounted for using the cost method of accounting.  The Company uses this method since it has a minor equity interest and virtually no influence over the entity’s operations.  Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits.  These securities are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.
Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value.  The Company classifies its short-term investments as available-for-sale.

7.	Gains and losses realized on disposal of investments are determined on a specific identification basis. See item 10 below for a description of realization of other-than-temporary impairments.

8.
The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price.  Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return.  The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income.  During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold.  Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent.  In such cases, the Company’s right to repurchase the security may be restricted.  Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

9.
The Company receives collateral for lending securities that are held as part of its investment portfolio.  The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower.  The Company’s securities lending transactions are accounted for as collateralized borrowings.  Collateral is defined as government securities, letters of credit and/or cash collateral.  The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

10.
One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments.  The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings.  The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period.  The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.  If management either (a) has the intent to sell the fixed maturity investment or (b) it is more likely than not the Company will be required to sell the fixed maturity investment before its anticipated recovery, a charge is recorded in net realized losses on investments equal to the difference between the fair value and cost or amortized cost basis of the security.  If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred.  In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss).  After the recognition of an other-than-temporary impairment, the fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

If management does not have the ability and intent to hold an impaired available-for-sale equity investment for a period of time sufficient to allow for the recovery of its value to an amount equal or greater than its cost, then the investment shall be deemed other-than-temporarily impaired.  An impairment loss is recorded in earnings for the difference between the equity investment’s cost and fair value at the balance sheet date of the reporting period for which the assessment is made.

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value.  Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into.  If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income.  If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings.  Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.  Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held directly by the Company.  This unrestricted cash collateral is included in other assets and the obligation to return is included in other liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis.  Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets.  At December 31, 2009 and 2008, these liabilities were $28,674 and $8,817, respectively.

Internal use software – Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized.  Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $20,590 and $14,944, are included in other assets at December 31, 2009 and 2008, respectively.  The Company capitalized $8,014, $2,324 and $3,504 of internal use software development costs during the years ended December 31, 2009, 2008 and 2007, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable.  The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.  The recoverability of such costs is dependent upon the future profitability of the related business.  DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits.  Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits.  DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized.  See Note 9 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized.  The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test.  If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.  There were no impairments of goodwill recognized during the years ended December 31, 2009, 2008 or 2007.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions.  These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost.  The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.  Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets.  The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.  Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company’s consolidated statements of income.  Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2009 and 2008, these purchases totaled $149,302 and $64,723, respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $364,233 and $265,299 at December 31, 2009 and 2008, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $11,807,570 and $11,322,866 at December 31, 2009 and 2008, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds.  Annuity contract benefits without life contingencies in the amounts of $7,117,591 and $6,736,101 at December 31, 2009 and 2008, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance.  In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts.  For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards.  If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting.  The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets.  The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement.  The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience.  The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies.  The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefits are $6,354,261 and $6,155,890 at December 31, 2009 and 2008, respectively.  Participating business approximates 9% of the Company’s individual life insurance in-force at December 31, 2009 and 2008 and 19%, 24% and 32% of individual life insurance premium income for the years ended December 31, 2009, 2008 and 2007, respectively.  The policyholder’s share of net income on participating policies that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders, which was included in the accompanying consolidated balance sheets at December 31, 2007.  The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction.  The PFA was part of the PPEA.  As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due.  Annuity contract premiums with life contingencies are recognized as received.    Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned.  Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due.  Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.   Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income - Interest and dividend income from fixed maturities and mortgage loans on real estate is recognized when earned.  Net investment income on equity securities available-for-sale is primarily comprised of dividend income and is recognized on ex-dividend date.

Net realized gains and losses on investments and derivative financial instruments - Net realized gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis.  Net realized gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.  Impairments are recognized as other-than-temporary impairment losses when investment losses in value are deemed other-than-temporary.  Non-credit impairments are reclassified to accumulated other comprehensive income (loss).

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns.  In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered.  Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company.  The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, GWLA must demonstrate that it maintains adequate capital.  At December 31, 2009 and 2008, GWLA was in compliance with the requirement.  See Note 12.

In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders.  The Company fulfills this requirement generally with the deposit of United States government obligations.

2.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2009, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162” (“SFAS No. 168”).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the “ASC”) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative.  The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the “SEC”) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Company adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”).  Effective July 1, 2009, SFAS No. 155 was superseded and replaced by certain provisions of ASC topic 815, “Derivatives and Hedging” (“ASC topic 815”). These provisions of ASC topic 815 permit any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation to be carried at fair value in its entirety, with changes in fair value recognized in earnings.  In addition, these provisions of ASC topic 815 require that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative.  These provisions of ASC topic 815 are applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however they may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted these provisions on January 1, 2007.  The adoption increased stockholder’s equity by $115.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Effective July 1, 2009, FIN 48 was superseded and replaced by certain provisions of ASC topic 740, “Income Taxes” (“ASC topic 740”).  These provisions of ASC topic 740 clarify the accounting for uncertainty in income taxes.  In addition, they prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return.  They also provide guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  These provisions of ASC topic 740 are effective for fiscal years beginning after December 15, 2006. The Company adopted these provisions on January 1, 2007. The adoption decreased stockholder’s equity by $6,195.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”).  Effective July 1, 2009, SFAS No. 157 was superseded and replaced by certain provisions of ASC topic 820, “Fair Value Measurements and Disclosures” (“ASC topic 820”).    These provisions enhance guidance for using fair value to measure assets and liabilities.  These provisions also provide expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings.  These provisions of ASC topic 820 are applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value and are effective for fiscal years beginning after November 15, 2007.  The Company adopted these provisions on January 1, 2008.  The adoption did not have a material impact on the Company’s financial position or results of its operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (“SFAS No. 158”).  Effective July 1, 2009, SFAS No. 158 was superseded and replaced by certain provisions of ASC topic 715, “Compensation – Retirement Benefits” (“ASC topic 715”).  For fiscal years ending after December 15, 2006, these provisions of ASC topic 715 require a company to recognize in its balance sheet an asset for a defined benefit postretirement plan’s overfunded status or a liability for a plan’s underfunded status and recognize changes in the funded status of a defined benefit postretirement plan in the other comprehensive income section of stockholder’s equity in the year in which the changes occur, and provide additional disclosures. The Company adopted the recognition and disclosure provisions of these provisions of ASC topic 715 as of December 31, 2006, decreasing accumulated other comprehensive income (loss) by $6,734.  In addition, for fiscal years ended after December 15, 2008, these provisions of ASC topic 715 require a company to measure a defined benefit postretirement plan’s assets and obligations that determine its funded status as of the end of its fiscal year.  The Company adopted these measurement provisions for its fiscal year ended December 31, 2008, decreasing stockholder’s equity by $206. The adoption did not affect the results of operations for the years ended December 31, 2008, 2007, or 2006.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”).  Effective July 1, 2009, SFAS No. 159 was superseded and replaced by certain provisions of ASC topic 825, “Financial Instruments” (“ASC topic 825”).  These provisions of ASC topic 825 permit an entity to measure financial instruments and certain other items at estimated fair value.  Most of these provisions are elective; however, certain amendments to ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”) apply to all entities that own trading and available-for-sale securities.  The fair value option permits an entity to measure eligible items at fair value as of specified election dates.  The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument.  These provisions of ASC topic 825 are effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted these provisions on January 1, 2008.  The adoption did not have an impact on the Company’s financial position or results of its operations.

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141(R), “Business Combinations” (“SFAS No. 141(R)”) and Statement of Financial Accounting Standards No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51” (“SFAS No. 160”).  Effective July 1, 2009, SFAS No. 141(R) was superseded and replaced by certain provisions of ASC topic 805, “Business Combinations” (“ASC topic 805”).  Effective July 1, 2009, SFAS No. 160 was superseded and replaced by certain provisions of ASC topic 810, “Consolidation”, (“ASC topic 810”).  These provisions of the codification topics change the accounting for and reporting of business combination transactions and non-controlling (minority) interests in consolidated financial statements.  Some of the significant changes include the recognition of 100% percent of the fair value of assets acquired, liabilities assumed and non-controlling interest of acquired businesses; recognition of contingent consideration arrangements at their acquisition date fair values, with subsequent changes in fair value reflected in net income; recognition of acquisition related transaction costs as expense when incurred; and recognition of acquisition related restructuring cost accruals in acquisition accounting only if certain criteria are met as of the acquisition date.  These provisions of ASC topic 805 and ASC topic 810 are required to be adopted simultaneously and are effective for fiscal years beginning after December 15, 2008.  The Company adopted these provisions of the codification topics for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 805 and ASC topic 810 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In February 2008, the FASB issued Staff Position No. 157-2, “Effective Date of FASB Statement No. 157” (“FSP No. 157-2”).  Effective July 1, 2009, FSP No. 157-2 was superseded and replaced by certain provisions of ASC topic 820, “Fair Value Measurements and Disclosures” (“ASC topic 820”).  These provisions of ASC topic 820 defer the effective date for all nonrecurring fair value measurements of non-financial assets and non-financial liabilities until fiscal years beginning after November 15, 2008.  Non-financial assets include assets associated with business acquisitions and impairment testing of tangible and intangible assets.  The Company adopted these provisions of ASC topic 820 for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 820 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”).  Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of ASC topic 815, “Derivatives and Hedging” (“ASC topic 815”).  These provisions of ASC topic 815 apply to all derivative instruments and related hedged items.  These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008.  The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In April 2008, the FASB issued Staff Position No. FAS 142-3, “Determination of the Useful Life of Intangible Assets” (“FSP FAS No. 142-3”).  Effective July 1, 2009, FSP FAS No. 142-3 was superseded and replaced by certain provisions of ASC topic 350, “Intangibles - Goodwill and Other” (“ASC topic 350”).  These provisions of ASC topic 350 require, among other things, the amendment of factors that must be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset.  In determining the useful life of an intangible asset for amortization purposes, an entity shall consider, among other things, the periods of expected cash flows, adjusted for certain entity-specific factors.  These provisions of ASC topic 350 are effective for fiscal years beginning after December 15, 2008.  The Company adopted these provisions of ASC topic 350 for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 350 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In October 2008, the FASB issued Staff Position No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP No. 157-3”).  Effective July 1, 2009, FSP No. FAS 157-3 was superseded and replaced by certain provisions of ASC topic 820.     These provisions of ASC topic 820 apply to financial assets within the scope of accounting pronouncements that require or permit fair value measurements.  These provisions of ASC topic 820 clarify when a market that is not active and provide an example to illustrate key conditions in determining the fair value of a financial asset when the market for that financial asset is not active.  These provisions became effective upon issuance including prior periods for which financial statements have not been issued.  The Company adopted these provisions effective September 30, 2008.   The adoption did not have a material impact on the Company’s financial position or results of its operations.

In December 2008, the FASB issued Staff Position No. FAS 132(R)-1, “Employers’ Disclosures About Postretirement Benefit Plan Assets” (“FSP No. FAS 132(R)-1”).  Effective July 1, 2009, FSP No. FAS 132(R)-1 was superseded and replaced by certain provisions of ASC topic 715, “Compensation - Retirement Benefits” (“ASC topic 715”).  Certain provisions of ASC topic 715 require, among other things, additional disclosures about assets held in an employer’s defined benefit pension plan including disclosures regarding investment policies and strategies, categories of plan assets, fair value measurements of plan assets and significant concentrations of risk.  The requirements of ASC topic 715 relating to these disclosures are effective for fiscal years ending after December 15, 2009.  The Company adopted these provisions of ASC topic 715 for its fiscal year ending December 31, 2009.  The adoption of these provisions of ASC topic 715 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In January 2009, the FASB issued EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“EITF 99-20-1”).  Effective July 1, 2009, EITF 99-20-1 was superseded and replaced by certain provisions of ASC topic 325, “Investments - Other” (“ASC topic 325”).  These provisions of ASC topic 325 are an interpretative amendment to impairment guidance and align impairment guidance to that of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”).  These provisions are effective for reporting periods ending after December 15, 2008.  The Company adopted these provisions for its year ended December 31, 2008.  The adoption did not have an impact on the Company’s financial position or results of its operations.

In April 2009, the FASB issued Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly” (“FSP No. FAS 157-4”).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 820 relating to these considerations for its fiscal quarter ended June 30, 2009.  The adoption of ASC topic 820 relating to these considerations did not have a material impact on the Company’s fair value measurements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”).  Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”).  These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold.  These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses.  These provisions of ASC topic 320 are effective for interim and annual periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle.  The Company recognized an $8,528, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“SFAS No. 165”).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, “Subsequent Events” (“ASC topic 855”).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the balance sheet date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the balance sheet date but before financial statements are issued or are available to be issued.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 855 for its fiscal quarter ended June 30, 2009.  The adoption of these provisions of ASC topic 855 did not have an impact on the Company’s consolidated financial position or the results of its operations.

Future adoption of new accounting pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 166 “Accounting for Transfers of Financial Assets - an amendment of FASB Statement No. 140” (“SFAS No. 166”).  Effective July 1, 2009, SFAS No.166 was superseded and replaced by certain provisions of ASC topic 860, “Transfers and Servicing” (“ASC topic 860”).  Among other things, provisions of ASC topic 860 improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets, the effects of a transfer on its financial position, financial performance and cash flows, and a transferor’s continuing involvement, if any, in transferred financial assets.  The ASC topic 860 has been further amended relating to derecognition guidance and eliminating the exemption from consolidation for qualifying special-purpose entities.  These amendments to ASC topic 860 are effective as of the beginning of interim and annual reporting periods that begin after November 15, 2009.  The Company adopted the amended provisions of ASC topic 860 for its fiscal year beginning January 1, 2010.  The adoption of these provisions of ASC topic 860 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 167 “Amendments to FASB Interpretation No. 46(R)” (“SFAS No. 167”).  Effective July 1, 2009, SFAS No.167 was superseded and replaced by certain provisions of ASC topic 810.  These provisions of ASC topic 810 require reconsideration of whether an enterprise was the primary beneficiary of a variable interest entity (“VIE”) only when specific events had occurred.  The amended provisions of ASC topic 810 change the consolidation guidance applicable to a VIE.  They also amend the guidance governing the determination of whether an entity is the primary beneficiary of a VIE, and is, therefore, required to consolidate the VIE.  The amended provisions of ASC topic 810 also requires enhanced disclosures about an entity’s involvement with a VIE.  The amended provisions of ASC topic 810 are effective as of the beginning of interim and annual reporting periods that begin after November 15, 2009.  The Company adopted the amended provisions of ASC topic 810 for its fiscal year beginning January 1, 2010.  The adoption of these provisions of ASC topic 810 did not have a material impact on the Company’s consolidated financial position or the results of its operations.  In January 2010, the FASB moved to finalize an Accounting Standards Update (“ASU”) to defer the effective date of ASC topic 810 as it relates to a reporting enterprise’s interest in certain entities and for certain money market mutual funds.

3.  Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion in cash.  During the year ended December 31, 2008, the Company recognized a gain in the amount of $681,528, net of income taxes, upon completion of the transaction.  Income from discontinued operations for the year ended December 31, 2008 includes charges in the amount of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers.  CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries.  The Company retained a small portion of its healthcare business and reports it within its Individual Markets segment.  As discussed in Note 17, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

In addition, the Company and CIGNA entered into a Transition Services Agreement (the “Transition Agreement”) whereby the Company will provide certain information technology and administrative and legal services on behalf of CIGNA for a period of up to twenty-four months.  CIGNA pays the Company pre-determined monthly fees for these services and reimburses it for other expenditures it makes under the terms of the Transition Agreement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes the classifications of assets and liabilities of discontinued operations at December 31, 2009 and 2008:

	December 31,
Assets	2009	2008
Reinsurance receivable	$87,719	$124,089
Total assets	$87,719	$124,089

Liabilities
Future policy benefits	$56,219	$39,776
Policy and contract claims	31,500	84,313
Total liabilities	$87,719	$124,089

The following table summarizes selected financial information included in income from discontinued operations in the consolidated statements of income for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Revenues from discontinued operations	$-	$317,658	$1,343,961
Benefits and expenses from discontinued operations	-	346,398	1,165,108
Income (loss) from discontinued operations, net of income tax expense (benefit) $ - , ($19,258), and $85,707	-	(28,740)	178,853
Gain on sale of discontinued operations, net of income taxes of $ - , $408,094 and $ -	-	681,528	-
Income from discontinued operations	$-	$652,788	$178,853

The Company adopted a restructuring plan in connection with the sale of its Healthcare segment.  The restructuring plan consisted of a structural reorganization which will enable the Company to operate effectively in its present business environment.  The liability is included in other liabilities in the consolidated balance sheets.  The amounts incurred during the period and adjustments to original estimates during the period have been charged (credited) to income from discontinued operations in the consolidated statement of income for the year ended December 31, 2008.  At December 31, 2009, the restructuring plan was substantially complete.

The following is a reconciliation of the liability that the Company recorded related to the restructuring plan:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Severance, retention and other employee related costs
Balance, April 1, 2008	$-
Amount incurred	49,202
Adjustments to original estimates, net	(6,268)
Cash payments and other settlements	(30,222)
Balance, December 31, 2008	12,712
Cash payments and other settlements	(13,283)
Other adjustments	1,726
Balance, December 31, 2009	$1,155

The Company incurred net expenses in the amount of $42,934 during the year ended December 31, 2008 related to the restructuring plan and does not anticipate incurring significant additional costs in the future.  The restructuring plan is substantially complete at December 31, 2009.

4.  Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies.  In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend.  Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released.  An income tax provision was recorded on the undistributed earnings when those earnings occurred.  Accordingly, there was no income tax provision recorded at the time of the liability release.  On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income.  A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5. Related Party Transactions

Included in the consolidated balance sheets at December 31, 2009 and 2008 are the following related party amounts:

	December 31,
	2009	2008
Reinsurance receivable	$452,510	$425,369
Future policy benefits	2,293,712	2,393,013

Included in the consolidated statements of income for the years ended December 31, 2009, 2008 and 2007 are the following related party amounts:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Year Ended December 31,
	2009	2008	2007
Premium income, net of related party premiums ceded of $3,411, $3,662,and $1,391,518	$137,085	$155,752	$(1,146,908)
Life and other policy benefits, net of reinsurance recoveries of $7,415, $7,356 and $737	118,624	120,999	103,765
Increase (decrease) in future policy benefits	(45,960)	(42,180)	(1,539,777)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco.  The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL.  The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2009, 2008 and 2007.  These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year Ended December 31,
	2009	2008	2007

Investment management revenue included in fee income and net investment income	$7,334	$7,856	$7,959
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	944	1,092	1,255
Total	$8,278	$8,948	$9,214

The following table summarizes amounts due from parent and affiliates at December 31, 2009 and 2008:

			December 31,
Related party	Indebtedness	Due Date	2009	2008
GWL&A Financial Inc.	On account	On demand	$17,248	$37,097
Great-West Lifeco U.S. Inc.	On account	On demand	177,716	-
Great-West Lifeco Finance LP	On account	On demand	598	-
Great-West Life & Annuity Insurance
Capital (Nova Scotia) Co.	On account	On demand	142	716
Great-West Life & Annuity Insurance
Capital (Nova Scotia) Co. II	On account	On demand	237	2,079
Putnam Investments LLC	On account	On demand	125	207
The Great-West Life Assurance Company	On account	On demand	-	1,694
The Crown Life Insurance Company	On account	On demand	491	-
Other related party receivables	On account	On demand	140	-
Total			$196,697	$41,793

The following table summarizes amounts due to parent and affiliates at December 31, 2009 and 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

			December 31,
Related party	Indebtedness	Due Date	2009	2008
GWL&A Financial Inc. 1	Surplus note	November 2034	$194,218	$194,206
GWL&A Financial Inc. 2	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2010	4,701	4,701
Great-West Lifeco Finance LP II	On account	On demand	2,223	-
The Great-West Life Assurance Company	On account	On demand	1,352	-
The Canada Life Assurance Company	On account	On demand	1,669	1,563
Total			$537,563	$533,870

¹  A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,218 and $194,206 at December 31, 2009 and 2008, respectively.  The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14.  The note matures on November 14, 2034.

²  A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400.  The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016.  After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate.  The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016.  The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law.  Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, for each of the three years ended December 31, 2009.

On June 1, 2007, the Company’s Individual Markets segment terminated its reinsurance agreement with an affiliate, CLAC, pursuant to which it had assumed 80% of certain United States life, health and annuity business on a coinsurance and coinsurance with funds withheld basis.  The Company recorded, at fair value, the following in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$(1,387,179)
Net investment income	58,569
Net realized losses on investments	(14,797)
Total revenues	(1,343,407)
Decrease in reserves	(1,453,145)
Provision for policyholders' share of earnings on participating business	8,161
Amortization of deferred acquisition costs and value of business acquired	62,961
Total benefits and expenses	(1,382,023)
Income before income taxes	38,616
Income taxes	16,372
Net income	$22,244

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC.  GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support.  The first letter of credit is for $1,006,200 and renews annually until it expires on December 31, 2025.  The second letter of credit is for $70,000 and renews annually for an indefinite period of time.  At December 31, 2009 and 2008 there were no outstanding amounts related to the letters of credit.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Included within reinsurance receivable in the consolidated balance sheets are $407,154 and $376,378 of funds withheld assets as of December 31, 2009 and 2008, respectively.  CLAC pays the Company interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company and to several affiliated insurance company separate accounts.   Included in fee income on the consolidated statements of income is $52,540, $61,403 and $73,495 of advisory and management fee income from these affiliated entities for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2009 and 2008, these purchases totaled $149,302 and $64,723 respectively.  As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $364,233 and $265,299 at December 31, 2009 and 2008, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On September 30, 2009, the Company’s wholly-owned subsidiary, Canada Life Insurance Company of America, merged into GWLA with GWLA being the surviving entity.  The completion of the merger did not have an impact on the Company’s consolidated financial statements.

6.  Summary of Investments

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	December 31, 2009
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI included in AOCI
U.S. government direct obligations and U.S. agencies	$1,972,541	$77,068	$10,815	$2,038,794	$-
Obligations of U.S. states and their subdivisions	1,247,854	120,211	4,214	1,363,851	-
Foreign governments	461	4	-	465	-
Corporate debt securities	7,030,032	316,599	216,886	7,129,745	10,049
Asset-backed securities	2,268,789	3,221	383,965	1,888,045	13,422

Residential mortgage-backed securities	842,427	4,533	75,897	771,063	-
Commercial mortgage-backed securities	703,864	8,058	35,792	676,130	-
Collateralized debt obligations	51,831	332	2,443	49,720	-
Total fixed maturities	$14,117,799	$530,026	$730,012	$13,917,813	$23,471

Equity investments:
Consumer products	$4	$66	$2	$68	$-
Equity mutual funds	15,695	5,537	450	20,782	-
Airline industry	3,161	1,673	5	4,829	-
Total equity investments	$18,860	$7,276	$457	$25,679	$-

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	December 31, 2008
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value
U.S. government direct obligations and U.S. agencies	$2,356,143	$81,084	$6,601	$2,430,626
Obligations of U.S. states and their subdivisions	1,173,185	10,026	34,443	1,148,768
Foreign governments	1,140	12	-	1,152
Corporate debt securities	5,589,524	51,728	615,647	5,025,605
Asset-backed securities	2,521,704	960	667,006	1,855,658
Residential mortgage-backed securities	883,250	5,114	127,042	761,322
Commercial mortgage-backed securities	792,083	109	110,919	681,273
Collateralized debt obligations	77,646	-	8,514	69,132
Total fixed maturities	$13,394,675	$149,033	$1,570,172	$11,973,536

Equity investments:
Consumer products	$4	$52	$2	$54
Equity mutual funds	14,563	2,161	962	15,762
Airline industry	1,763	211	-	1,974
Total equity investments	$16,330	$2,424	$964	$17,790

See Note 7 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2009, by contractual maturity date, are shown in the table below.  Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2009
	Amortized cost	Estimated fair value
Maturing in one year or less	$608,935	$635,230
Maturing after one year through five years	2,790,982	2,950,213
Maturing after five years through ten years	2,759,990	2,926,744
Maturing after ten years	2,317,073	2,185,437
Mortgage-backed and asset-backed securities	5,640,819	5,220,189
	$14,117,799	$13,917,813

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities up to thirty years and expected average lives of up to fifteen years.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2009, 2008 and 2007:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Year Ended December 31,
	2009	2008	2007
Proceeds from sales	$2,258,653	$2,696,635	$2,488,042
Gross realized investment gains from sales	42,375	50,173	30,834
Gross realized investment losses from sales	(267)	(1,456)	(4,309)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates, sales of securities acquired in the current year and gains on repurchase agreement transactions.  These gains and losses are determined on a specific identification basis.

The Company has fixed maturity securities with fair values in the amounts of $7,979 and $0 that have been non-income producing for the twelve months preceding December 31, 2009 and 2008, respectively. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments for risk management purposes associated with its invested assets.  Derivatives are not used for speculative purposes.  While the Company purchases all derivatives as hedges to manage risk, hedge accounting has not been elected for some derivative transactions.  To manage the Company’s interest rate risk on certain floating rate debt securities, interest rate swap agreements are used to effectively convert the floating rate on the underlying asset to a fixed rate.  In order to manage the risk of a change in the fair value of certain assets, interest rate futures are utilized.  Interest rate futures are also used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  Foreign currency exchange rate risk associated with bonds denominated in other than U.S. dollars is managed through the use of foreign currency exchange contracts.  Interest rate swaptions are used to manage the potential variability in future interest payments on certain insurance products due to a change in credited interest rates and the related change in cash flows due to increased surrenders.  These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in some cases, requiring collateral.  The Company’s exposure is limited to the portion of the fair value of derivative instruments which exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.  Counterparty credit risk was evaluated and fair values were adjusted accordingly at December 31, 2009 and 2008.  As the Company enters into derivative transactions only with high quality institutions, no realized losses associated with non-performance of derivative financial instruments have occurred.  The Company had no derivatives with credit-risk-related contingent features at either December 31, 2009 or 2008.

Interest rate swaptions in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty.  As of December 31, 2009, the $4.3 million unrestricted cash received is included in other assets and the obligation to return is included in other liabilities.

The Company may purchase a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument.  Upon purchasing the instrument, the Company determines if (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument.  If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments.  The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.  Changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item are reported within net investment income.  Hedges closed are reported in realized investment gains (losses).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The Company’s use of derivatives treated as fair value hedges has been nominal during the last three years.  There was no hedge ineffectiveness during the years ended December 31, 2009, 2008 and 2007.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate.  Foreign currency exchange contracts are used to manage the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars.  Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  Unrealized derivative gains and losses from the effective portion of cash flow hedges are included in accumulated other comprehensive income (loss) and are reclassified into earnings at the time interest income is recognized on the hedged item.

Hedge ineffectiveness in the amount of $6, $1,510 and $606 was recorded as an increase to net investment income during the years ended December 31, 2009, 2008, and 2007, respectively.

Derivative net gains in the amounts of $606 and $4,732 were reclassified to net investment income during the years ended December 31, 2009 and 2008, respectively while a derivative net loss in the amount of $1,275 was reclassified to net investment income during the year ended December 31, 2007.  As of December 31, 2009, the Company estimates that $8,828 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments.  However, timing differences may occur and can expose the Company to fluctuating interest rates.  To offset this risk, the Company uses U.S. Treasury futures contracts.  The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.  Interest rate swaptions are used to manage the potential variability in future interest payments on certain insurance products due to a change in credited interest rates and the related change in cash flows due to increased surrenders.  Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment.  Changes in the fair value of a derivative instrument that has not been designated as a hedging instrument are recorded in current period net investment income and total realized investment gains (losses).

During the years ended December 31, 2009, 2008 and 2007, decreases in the amounts of $2,627, $0 and $75, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following tables summarize derivative financial instruments at December 31, 2009 and 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Derivative instruments:

	December 31, 2009
	Notional amount	Number of contracts	Strike/Swap rate	Maturity
Interest rate swaps	$156,500	13	0.19%-0.43%	February 2012-
				February 2045

Foreign currency contracts	30,000	1	N/A	December 2016

Futures:
Thirty year U.S. Treasury:
Short position	83,100	831	N/A	March 2010
Ten year U.S. Treasury:
Short position	54,400	544	N/A	March 2010
Five year U.S. Treasury:
Short position	27,700	277	N/A	March 2010

Interest rate swaptions	1,140,000	60	9.90%-10.10%	November 2010-
				September 2015

	December 31, 2008
	Notional Amount	Strike/Swap Rate	Maturity
Interest rate swaps	$325,966	0.44%-1.75%	March 2009-
			February 2045

Foreign currency exchange contracts	52,001	N/A	March 2014-
			December 2016
Futures:
Thirty year U.S Treasury:
Short position	40,500	N/A	March 2009

The following tables present derivative instruments in the consolidated balance sheet at December 31, 2009:

	Asset derivatives		Liability derivatives
	December 31, 2009		December 31, 2009
	Fair value	Balance sheet location	Fair value	Balance sheet location
Derivatives designated as hedging instruments:
Interest rate swaps	$14,690	(A)	$-
Foreign currency exchange contracts	-		3,317	(B)
Total	$14,690		$3,317

(A)  Other assets
(B)  Other liabilities

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Asset derivatives		Liability derivatives
	December 31, 2009		December 31, 2009
		Balance sheet		Balance sheet
	Fair value	location	Fair value	location
Derivatives not designated as hedging instruments:
Interest rate swaptions	$8,460	(A)	$-
	$8,460		$-
Total

(A)  Other assets

The following tables present the effect of derivative instruments in the statement of income for the year ended December 31, 2009:

	Gain (loss) recognized in AOCI on derivatives (Effective portion)	Gain (loss) reclassified from AOCI into income (Effective portion)		Gain (loss) recognized in income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31, 2009	Year ended December 31, 2009	Income statement location	Year ended December 31, 2009	Income statement location
Cash flow hedges:
Interest rate swaps	$(52,350)	$553	(A)	$6	(A)
Foreign currency exchange contracts	(5,334)	-		-
Interest rate futures	466	53	(A)	-
Total	$(57,218)	$606		$6

(A)  Net investment income

	Gain (loss) recognized in net income on derivatives		Gain (loss) recognized in net income on hedged assets
	Year ended December 31, 2009	Income statement location	Year ended December 31, 2009	Income statement location
Fair value hedges:
Interest rate futures	$6,030	(A)	$-
Interest rate futures	(1,124)	(B)	-
Items hedged in interest rate futures	-		(4,691)	(A)
Total	$4,906		$(4,691)

(A)  Net investment income
(B)  Realized investment gains (losses), net

	Gain (loss) recognized in		Gain (loss) recognized in
	net income on derivatives		net income on hedged assets
	Year ended December 31, 2009	Income statement location	Year ended December 31, 2009	Income statement location
Derivatives not designated as hedging instruments
Interest rate futures	$3,714	(A)	$-
Interest rate futures	(2,781)	(B)	-
Interest rate swaptions	(3,560)	(A)	-
Total	$(2,627)		$-
(A)  Net investment income
(B)  Realized investment gains (losses), net

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Mortgage loans - In 2009, the average balance of impaired mortgage loans during the year was $289. There were no impaired mortgage loans at December 31, 2008 or December 31, 2007.

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Balance, January 1	$8,834	$9,448	$15,661
Release of provision	(152)	(614)	(6,213)
Increase of provision	6,172	-	-
Balance, December 31	$14,854	$8,834	$9,448

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $25,679 and $17,790 at December 31, 2009 and 2008, respectively.

Limited partnership interests and limited liability corporation interests - Limited partnership interests are accounted for using the cost method of accounting.  The Company uses this method since it has a minor equity interest and virtually no influence over the entity’s operations.  Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits.  These securities are carried at amortized cost as determined using the effective yield method.  At December 31, 2009 and 2008, the Company had $253,605 and $293,956, respectively, invested in limited partnerships and limited liability corporations.

The Company makes commitments to fund partnership interests in the normal course of its business.  The amounts of unfunded commitments at December 31, 2009 and 2008 were $27,034 and $33,289, respectively.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures transactions.  The fair value of margin deposits related to futures contracts was approximately $4,955 and $1,600 at December 31, 2009 and 2008, respectively.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $13,599 and $37,220 at December 31, 2009 and 2008, respectively.

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties.  Securities with a cost or amortized cost in the amounts of $34,940 and $32,788 and estimated fair values in the amounts of $37,081 and $41,321 were on loan under the program at December 31, 2009 and 2008, respectively.  The Company received restricted cash collateral in the amounts of $38,296 and $43,205 at December 31, 2009 and 2008, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale -  The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying consolidated balance sheets.  All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The assessment of whether an other-than-temporary impairment has occurred on securities where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value.  Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.  Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows.  While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	The fixed maturity investment has been downgraded by a credit rating agency.
•	The financial condition of the issuer has deteriorated.
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments that increase in the future.
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2009 and 2008:

	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$535,595	$10,502	$19,330	$313	$554,925	$10,815
Obligations of U.S. states and their subdivisions	132,151	4,214	608	-	132,759	4,214
Corporate debt securities	673,534	74,461	1,190,858	142,425	1,864,392	216,886
Asset-backed securities	92,005	52,042	1,558,338	331,923	1,650,343	383,965
Residential mortgage-backed securities	53,623	3,629	550,036	72,268	603,659	75,897
Commercial mortgage-backed securities	-	-	297,604	35,792	297,604	35,792
Collateralized debt obligations	1,400	173	34,678	2,270	36,078	2,443
Total fixed maturities	$1,488,308	$145,021	$3,651,452	$584,991	$5,139,760	$730,012

Equity investments:
Consumer products	$-	$-	$2	$2	$2	$2
Equity mutual funds	2,374	450	-	-	2,374	450
Airline industry	694	5	-	-	694	5
Total equity investments	$3,068	$455	$2	$2	$3,070	$457

Total number of securities in an unrealized loss position		159		358		517

	December 31, 2008
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
U.S. government direct obligations and U.S. agencies	$41,965	$2,042	$157,062	$4,559	$199,027	$6,601
Obligations of U.S. states and their subdivisions	662,723	28,728	65,697	5,715	728,420	34,443
Corporate debt securities	2,271,214	213,400	1,556,161	402,247	3,827,375	615,647
Asset-backed securities	500,923	116,651	1,317,953	550,355	1,818,876	667,006
Residential mortgage-backed securities	309,373	48,668	334,562	78,374	643,935	127,042
Commercial mortgage-backed securities	300,880	35,332	349,646	75,587	650,526	110,919
Collateralized debt obligations	32,234	4,964	36,686	3,550	68,920	8,514
Total fixed maturities	$4,119,312	$449,785	$3,817,767	$1,120,387	$7,937,079	$1,570,172

Equity investments:
Consumer products	$2	$2	$-	$-	$2	$2
Equity mutual funds	2,449	962	-	-	2,449	962
Total equity investments	$2,451	$964	$-	$-	$2,451	$964

Total number of securities in an unrealized loss position		1,956		571		2,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Fixed maturity investments - Total unrealized losses decreased by $840,160 and the total number of securities in an unrealized loss position decreased by 2,010, or 80%, from December 31, 2008 to December 31, 2009.  This significant decrease in unrealized losses was across most asset classes and reflects overall recovery in market liquidity and tightening of credit spreads, although the economic uncertainty in these markets still remains.

Unrealized losses on corporate fixed maturity investments decreased by $398,761 from December 31, 2008 to December 31, 2009.  The valuation of these securities has been significantly influenced by market conditions with increased liquidity and tightening of credit spreads.  Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,
Sector	2009	2008
Finance	77%	51%
Utility	10%	20%
Natural resources	4%	9%
Consumer	4%	8%
Transportation	2%	4%
Other	3%	8%
	100%	100%

All sectors across the corporate fixed maturity investment class had a decrease in unrealized losses.  While the proportionate percentage in the finance sector increased, the actual unrealized losses decreased by $146,978.  The finance sector has recovered more slowly than the other sectors in 2009.  At December 31, 2009, 57% of total unrealized losses on corporate debt securities (approximately $122,795 of the $216,886), were related to securities on which there has been a ratings downgrade since December 31, 2008.  Of the downgraded securities, 47% (approximately $57,135 of the $122,795) continue to be rated BBB or above.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $283,041, $51,145, and $75,127 respectively, since December 31, 2008, generally due to tightening of credit spreads and increased market liquidity.  Although markets have improved, the continued market disruption has influenced valuations at December 31, 2009.  Unless otherwise noted below in the other-than-temporary impairment recognition section, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal.  See Note 7 for additional discussion regarding fair value measurements.

Future recoveries in the fair value of all available-for-sale securities will be dependent upon the return of normal market liquidity and changes in general market conditions.  While the decline in fair value has decreased, there has not yet been a full recovery in the markets and many unrealized losses have existed for longer than twelve months.  The Company believes this is attributable to general market conditions and not reflective of the financial condition of the issuer or collateral backing the securities.  The Company continually monitors its credit risk exposure to identify potential losses.

Equity investments - The decrease in unrealized losses of $507 from December 31, 2008 to December 31, 2009 is primarily due to the financial services industry.

Other-than-temporary impairment recognition - The Company adopted ASC section 320-10-65 for its fiscal quarter ended June 30, 2009.  The adoption resulted in the reclassification of the non-credit portion of previously recorded other-than-temporary impairments on securities held as of April 1, 2009.  A cumulative effect adjustment of $8,528 was recorded as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) in the consolidated statement of stockholder’s equity.  The following table summarizes the components of the cumulative effect adjustment:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Increase in amortized cost of fixed maturity available-for-sale securities	$16,680
Change in deferred acquisition costs and value of business acquired	(3,560)
Income tax	(4,592)
Net cumulative effect	$8,528

The Company recorded other-than-temporary impairments on fixed maturity investments of $112,757, $87,886 and $34,485 during the years ended December 31, 2009, 2008 and 2007, respectively.  Of the $112,757, $88,134 was credit-related other-than-temporary impairment on asset-backed securities with underlying collateral backed by home improvement loans guaranteed by Financial Guaranty Insurance Company.  During 2009, $13,422 was non-credit other-than-temporary impairment reclassified to other comprehensive income.  During 2009, all other-than-temporary impairments on fixed maturity investments were related to continuing operations.  Of the $87,886 recorded during the years ended December 31, 2008, $4,372 was related to discontinued operations and $83,514 was related to continuing operations. The Company recorded other-than-temporary impairments on equity securities of $7, $3,512 and $389 during the years ended December 31, 2009, 2008 and 2007, respectively.

The other-than-temporary impairments of fixed maturity securities where a portion was related to non-credit losses which were recognized in net realized capital gains (losses) in the consolidated statement of income, is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$43,871
Non-credit losses reclassified out of retained earnings into AOCI	(16,680)
Additions:
Initial impairments - credit loss recognized on securities not previously impaired	88,134
Bifurcated credit loss balance, December 31, 2009	$115,325

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows.  These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the securities’ original effective interest rate.  Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Investment income:
Fixed maturity and short-term investments	$795,323	$766,625	$782,013
Equity investments	532	1,240	2,260
Mortgage loans on real estate	85,116	73,838	66,994
Policy loans	244,140	218,687	205,772
Limited partnership interests	2,514	2,601	10,887
Interest on funds withheld balances under reinsurance agreements	18,779	14,413	21,199
Change in fair value of an embedded derivative contained in a reinsurance agreement	-	-	(5,521)
Other, including interest income (expense) from related parties of $(331), ($444) and $5,240	16,240	14,331	71,734
	1,162,644	1,091,735	1,155,338
Investment expenses	(13,560)	(13,266)	(15,797)
Net investment income	$1,149,084	$1,078,469	$1,139,541

Realized Gains (Losses) on Investments

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Net realized gains (losses):
Fixed maturity and short-term investments	$(58,208)	$(30,797)	$(9,570)
Equity investments	7	(4,162)	(48)
Mortgage loans on real estate	1,091	2,568	3,202
Limited partnership interests	-	1,112	(38)
Other	(4,258)	9,583	590
Provision for mortgage impairments, net of recoveries	(6,172)	-	3,836
Net realized gains (losses) on investments	$(67,540)	$(21,696)	$(2,028)

Included in net investment income are unrealized gains (losses) in the amounts of $4,749, ($969) and ($205) on held-for-trading fixed maturity investments still held at December 31, 2009, 2008 and 2007, respectively.

Included in net investment income and net realized gains (losses) on investments are amounts allocable to the participating fund account.  This allocation is based upon the activity in a specific block of invested assets that are segmented for the benefit of the participating fund account.  The amounts of net investment income allocated to the participating fund account were $4,799, $4,823 and $373,244 for the years ended December 31, 2009, 2008 and 2007, respectively.  The amounts of net realized gains (losses) allocated to the participating fund account were $234, $177 and ($4,669) for the years ended December 31, 2009, 2008 and 2007, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

7.  Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$14,546,467	$14,546,467	$12,378,740	$12,378,740
Mortgage loans on real estate	1,554,132	1,570,217	1,380,101	1,373,015
Equity investments	25,679	25,679	17,790	17,790
Policy loans	3,971,833	3,971,833	3,979,094	3,979,094
Other investments	24,312	50,159	31,992	58,600
Derivative instruments	23,150	23,150	92,713	92,713
Collateral under securities lending agreements	38,296	38,296	43,205	43,205
Collateral under derivative counterparty collateral agreements	4,300	4,300	-	-
Reinsurance receivable	7,018	7,018	8,144	8,144
Separate account assets	18,886,901	18,886,901	15,121,943	15,121,943

	December 31, 2009		December 31, 2008
Liabilities	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract reserves without life contingencies	$7,167,733	$7,105,090	$6,736,101	$6,176,405
Policyholders' funds	286,175	286,175	320,320	320,320
Repurchase agreements	491,338	491,338	202,079	202,079
Commercial paper	97,613	97,613	97,167	97,167
Payable under securities lending agreements	38,296	38,296	43,205	43,205
Payable under derivative counterparty collateral agreements	4,300	4,300	-	-
Derivative instruments	3,317	3,317	-	-
Notes payable	532,319	532,319	532,307	532,307
Separate account liabilities	18,886,901	18,886,901	15,121,943	15,121,943

Fixed maturity and equity securities

The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services.  However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated.  To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.  Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows.  A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality.  The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments include the Company’s percentage ownership of a foreclosed lease interest in aircraft.  The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft.  Also included in other investments is real estate held for investment.  The estimated fair value is based on appraised value.

Derivative counterparty agreements

Included in other assets and other liabilities at December 31, 2009 is cash collateral received from counterparties and the obligation to return the cash collateral to the counterparties.

Derivative instruments

Included in other assets at December 31, 2009 and 2008 are derivative financial instruments in the amounts of $23,150 and $92,713, respectively.  Included in other liabilities at December 31, 2009 and 2008 are derivative financial instruments in the amounts of $3,317 and $0, respectively.  The estimated fair values of over-the-counter derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.  Counterparty credit risk was evaluated and adjusted accordingly at both December 31, 2009 and 2008.

Reinsurance receivable

The carrying value of the reinsurance receivable is a reasonable estimate of fair value due to their short-term nature.

Annuity contract benefits without life contingencies

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with thirty days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

Separate account assets and liabilities

Separate account assets and liabilities are adjusted to net asset value on a daily basis, which approximates fair value.

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•    Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.  Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•    Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.  The fair values for some Level 2 securities were obtained from a pricing service.  The list of inputs used by the pricing service is reviewed on a quarterly basis.  The pricing service inputs include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, offers and reference data.  Level 2 securities include those priced using a matrix which are based on credit quality and average life, U.S. government and agency securities, restricted stock, some private equities, certain fixed maturity investments and some over-the-counter derivatives.  See Note 6 for further discussions of derivatives and their impact on the Company’s consolidated financial statements.

•    Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability.  The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models.  Financial assets and liabilities utilizing Level 3 inputs include certain private equity, fixed maturity and over-the-counter derivative investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2009
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,038,794	$-	$2,038,794
Obligations of U.S. states and their subdivisions	-	1,363,851	-	1,363,851
Foreign governments	-	465	-	465
Corporate debt securities	-	6,940,809	188,936	7,129,745
Asset-backed securities	-	1,495,680	392,365	1,888,045
Residential mortgage-backed securities	-	771,063	-	771,063
Commercial mortgage-backed securities	-	617,860	58,270	676,130
Collateralized debt obligations	-	47,991	1,729	49,720
Total fixed maturities available-for-sale	-	13,276,513	641,300	13,917,813
Fixed maturities, held for trading:
U.S. government direct obligations and U.S. agencies	-	39,112	-	39,112
Corporate debt securities	-	50,128	-	50,128
Asset-backed securities	-	42,717	-	42,717
Commercial mortgage-backed securities	-	8,217	-	8,217
Total fixed maturities held for trading	-	140,174	-	140,174
Equity investments available-for-sale:
Consumer products	68	-	-	68
Equity mutual funds	20,277	505	-	20,782
Airline industry	4,829	-	-	4,829
Total equity investments	25,174	505	-	25,679
Short-term investments available-for-sale	55,557	432,923	-	488,480
Collateral under securities lending agreements	38,296	-	-	38,296
Other assets 1	-	23,150	-	23,150
Separate account assets 2	11,039,441	7,303,499	9,960	18,352,900
Total assets	$11,158,468	$21,176,764	$651,260	$32,986,492

Liabilities
Total liabilities 1	$-	$-	$3,317	$3,317

1	Includes derivative financial instruments.
2	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 Financial Assets and Liabilities
	Year Ended December 31, 2009
	Fixed maturities available-for sale: U.S government and U.S. agencies	Fixed maturities available-for-sale: corporate debt securities	Fixed maturities available-for-sale: asset- backed securities	Fixed maturities available-for-sale: commercial mortgage-backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities 1	Separate accounts
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532
Realized and unrealized gains and losses:
Gains (losses) included in net income	-	(2,597)	(84,990)	-	-	-	-
Gains (losses) included in other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902
Purchases, issuances and settlements	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526
Transfers in (out) of Level 3	(16,682)	(7,464)	(98,930)	-	11,951	-	-
Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960
Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-

1  Includes derivative financial instruments.

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the year ended December 31, 2009 are as follows:

	Year Ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(87,587)	$-

Non-recurring fair value measurements - At December 31, 2009, the Company held $1,900 of cost basis in other assets comprised of head office properties which were impaired during the year.  The property was recorded at estimated fair value and represents a non-recurring fair value measurement.  The estimated fair value was categorized as Level 2 since the fair value was based on an independent third party appraisal.  The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2009.

8.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts.  The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders.  The failure of reinsurers to honor their obligations could result in losses to the Company.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.  At December 31, 2009 and 2008, the reinsurance receivables had carrying values in the amounts of $573,963 and $546,491, respectively.  Included in these amounts are $452,510 and $425,369 at December 31, 2009 and 2008, respectively, associated with reinsurance agreements with related parties.  At December 31, 2009 and 2008, 71% and 69% of the total reinsurance receivable was due from CLAC, respectively.  There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2009 or 2008.  Included within life insurance in the tables below is a small portion of Healthcare business as discussed in Note 17.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2009:

	Life Insurance In-Force
	Individual	Group	Total
Written and earned direct	$50,468,445	$33,398,994	$83,867,439
Reinsurance ceded	(11,468,482)	-	(11,468,482)
Reinsurance assumed	86,580,158	-	86,580,158
Net	$125,580,121	$33,398,994	$158,979,115

Percentage of amount assumed to net	68.9%	0.0%	54.5%

	Premium Income

	Life Insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389
Net	$557,287	$2,965	$560,252

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2008:

	Life Insurance In-Force
	Individual	Group	Total
Written and earned direct	$51,109,750	$32,332,557	$83,442,307
Reinsurance ceded	(11,655,940)	-	(11,655,940)
Reinsurance assumed	91,066,830	-	91,066,830
Net	$130,520,640	$32,332,557	$162,853,197

Percentage of amount assumed to net	69.8%	0.0%	55.9%

	Premium Income

	Life Insurance	Annuities	Total
Written and earned direct	$371,952	$(1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513
Net	$524,825	$311	$525,136

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes total premium income for the year ended, December 31, 2007:

	Premium Income

	Life Insurance	Annuities	Total
Written and earned direct	$317,339	$5,058	$322,397
Reinsurance ceded	(1,406,752)	(25,608)	(1,432,360)
Reinsurance assumed	252,645	51	252,696
Net	$(836,768)	$(20,499)	$(857,267)

9.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) for the years ended December 31, 2009, 2008 and 2007:

	DAC	VOBA	Total
Balance, January 1, 2007	$451,215	$53,919	$505,134
Capitalized additions	73,062	-	73,062
Amortization and writedowns	(128,575)	(6,995)	(135,570)
Unrealized investment (gains) losses	1,121	118	1,239
Purchase accounting adjustment	-	(563)	(563)
Balance, December 31, 2007	396,823	46,479	443,302
Capitalized additions	65,108	-	65,108
Amortization and writedowns	(55,551)	2,852	(52,699)
Unrealized investment (gains) losses	251,940	6,380	258,320
Balance, December 31, 2008	658,320	55,711	714,031
Capitalized additions	80,977	-	80,977
Amortization and writedowns	(64,837)	(1,161)	(65,998)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)
Balance, December 31, 2009	$432,375	$48,669	$481,044

The estimated future amortization of VOBA for the years ended December 31, 2010 through December 31, 2014 is as follows:

Year Ended December 31,	Amount
2010	$2,213
2011	2,421
2012	2,699
2013	2,929
2014	3,119

10.  Goodwill and Other Intangible Assets

The balances of and changes in goodwill, all of which is within the Retirement Services segment, for the years ended December 31, 2009 and 2008 are as follows:

Balance, January 1, 2008	$101,655
Purchase price accounting adjustment	3,600
Balance, December 31, 2008 and 2009	$105,255

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2009 and 2008:

	December 31, 2009
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(10,039)	$26,275
Preferred provider agreements	7,970	(4,613)	3,357
Total	$44,284	$(14,652)	$29,632

	December 31, 2008
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(7,249)	$29,065
Preferred provider agreements	7,970	(3,211)	4,759
Total	$44,284	$(10,460)	$33,824

Amortization expense for other intangible assets included in general insurance expenses was $4,192, $4,725 and $4,699 for the years ended December 31, 2009, 2008 and 2007, respectively.  Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2010 through December 31, 2014 is as follows:

Year Ended December 31,	Amount
2010	$3,996
2011	3,793
2012	3,590
2013	3,410
2014	3,215

11.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 20).

The following table provides information regarding the Company’s commercial paper program at December 31, 2009 and 2008:

	December 31,
	2009	2008
Commercial paper outstanding	$97,613	$97,167
Maturity range (days)	7 - 20	6 - 28
Interest rate range	0.3%- 0.4%	0.6% - 2.4%

12.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2009 and 2008, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date.  In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2009 and 2008.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2009, 2008 and 2007 are as follows:

	Year Ended December 31,
	2009	2008	2007
	(Unaudited)
Net income	$282,033	$247,957	$562,309
Capital and surplus	1,375,267	901,429	1,846,170

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.  During the years ended December 31, 2009, 2008 and 2007, the Company paid dividends in the amounts of $24,682, $1,772,293 and $604,983, respectively, to its parent company, GWL&A Financial.  Dividends paid during 2008 were paid in part using the proceeds received from the sale of the Company’s Healthcare business as discussed in Note 3.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations.  Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2009 were $1,375,267 and $337,553, respectively.  GWLA may pay up to $337,553 (unaudited) of dividends during the year ended December 31, 2010 without the prior approval of the Colorado insurance commissioner.  Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

13.  Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for (gains)losses realized in net income	71,473	(25,016)	46,457
Net unrealized gains (losses)	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)
Net unrealized gains (losses)	938,480	(328,468)	610,012
Employee benefit plan adjustment	43,797	(15,329)	28,468
Other comprehensive income (loss)	$982,277	$(343,797)	$638,480

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year Ended December 31, 2008
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$(1,431,239)	$496,555	$(934,684)
Net changes during the year related to cash flow hedges	85,494	(29,923)	55,571
Reclassification adjustment for (gains)losses realized in net income	38,978	(10,989)	27,989
Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	254,180	(88,963)	165,217
Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)
Other comprehensive income (loss)	$(1,168,353)	$407,198	$(761,155)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$3,833	$(1,342)	$2,491
Net changes during the year related to cash flow hedges	12,317	(4,311)	8,006
Reclassification adjustment for (gains)losses realized in net income	3,098	(1,084)	2,014
Net unrealized gains (losses)	19,248	(6,737)	12,511
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(4,013)	1,405	(2,608)
Net unrealized gains (losses)	15,235	(5,332)	9,903
Employee benefit plan adjustment	53,843	(18,845)	34,998
Other comprehensive income (loss)	$69,078	$(24,177)	$44,901

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

14.  General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Compensation	$273,934	$282,502	$281,670
Commissions	114,461	118,978	128,003
Premium and other taxes	22,947	25,704	21,366
Capitalization of DAC	(80,977)	(65,108)	(73,062)
Depreciation and amortization	15,603	19,240	22,362
Rent, net of sublease income	6,767	3,875	5,752
Other	76,408	44,504	46,335
Total general insurance expenses	$429,143	$429,695	$432,426

15.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999.  Pension benefits are based principally on an employee’s years of service and compensation levels near retirement.  The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible.  The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate.  The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives.  These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation.  The Company has purchased individual life insurance policies with respect to each employee covered by this plan.  The Company is the owner and beneficiary of the insurance contracts.

Prior to the adoption of the measurement provisions of ASC topic 715 for its year ended December 31, 2008, the Company utilized a November 30 measurement date for the Defined Benefit Pension and Post-Retirement Medical plans.  Upon adoption of the measurement provision of ASC topic 715, the Company changed the measurement date to correspond to the end of its fiscal year, December 31.  The impact of adopting the measurement date provisions of ASC 715 was a decrease to stockholder’s equity of $206.  Prepaid benefit costs and intangible assets are included in other assets and accrued benefit costs and unfunded status amounts are included in other liabilities in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2009 and 2008:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Change in projected benefit obligation:
Benefit obligation, January 1	$303,383	$278,246	$16,483	$26,207	$45,765	$41,676	$365,631	$346,129
Service cost	4,087	5,743	680	1,263	717	665	5,484	7,671
Interest cost	19,135	18,356	709	1,254	2,856	2,735	22,700	22,345
Actuarial (gain) loss	2,253	23,200	(5,129)	(2,327)	(2,517)	3,578	(5,393)	24,451
Regular benefits paid	(10,580)	(10,217)	(607)	(1,344)	(2,391)	(1,761)	(13,578)	(13,322)
Special termination benefits	-	-	-	-	-	2,053	-	2,053
Curtailments	-	(14,165)	-	(8,855)	-	(3,181)	-	(26,201)
Other	-	2,220	-	285	-	-	-	2,505
Benefit obligation, December 31	$318,278	$303,383	$12,136	$16,483	$44,430	$45,765	$374,844	$365,631

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Change in plan assets:
Value of plan assets, January 1	$201,970	$274,452	$-	$-	$-	$-	$201,970	$274,452
Actual return (loss) on plan assets	47,188	(73,765)	-	-	-	-	47,188	(73,765)
Employer contributions	12,500	11,500	607	1,344	2,391	1,761	15,498	14,605
Benefits paid	(10,580)	(10,217)	(607)	(1,344)	(2,391)	(1,761)	(13,578)	(13,322)
Value of plan assets, December 31	$251,078	$201,970	$-	$-	$-	$-	$251,078	$201,970

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Funded (under funded) status at December 31	$(67,200)	$(101,413)	$(12,136)	$(16,483)	$(44,430)	$(45,765)	$(123,766)	$(163,661)

A recovery in market liquidity has resulted in improved market values for the Company’s Defined Benefit Pension Plan assets since December 31, 2008.

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2009 and 2008 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2009	2008	2009	2008	2009	2008	2009	2008
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive (expense)income (loss)	(79,353)	(116,920)	17,964	14,925	(4,484)	(7,676)	(65,873)	(109,671)

The accumulated benefit obligation for the Defined Benefit Pension Plan was $303,352 and $289,525 at December 31, 2009 and 2008, respectively.

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2009:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(81,955)	$(53,271)	$6,522	$4,239	$(238)	$(155)	$(75,671)	$(49,187)
Net prior service (cost) credit	(300)	(195)	11,442	7,437	(4,246)	(2,760)	6,896	4,482
Net transition asset (obligation)	2,902	1,886	-	-	-	-	2,902	1,886
	$(79,353)	$(51,580)	$17,964	$11,676	$(4,484)	$(2,915)	$(65,873)	$(42,819)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2010:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(6,285)	$(4,085)	$407	$265	$-	$-	$(5,878)	$(3,820)
Net prior service (cost) credit	(82)	(53)	1,650	1,072	(675)	(439)	893	580
Net transition asset (obligation)	1,514	984	-	-	-	-	1,514	984
	$(4,853)	$(3,154)	$2,057	$1,337	$(675)	$(439)	$(3,471)	$(2,256)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2010	$10,891	$768	$2,699
2011	11,359	806	2,916
2012	12,142	810	2,913
2013	12,911	829	2,908
2014	13,742	933	2,721
2015 through 2019	88,795	5,977	18,181

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2009, 2008 and 2007 includes the following components:

	Defined benefit pension plan
	2009	2008	2007
Components of net periodic (benefit) cost:
Service cost	$4,087	$5,743	$9,685
Interest cost	19,135	18,356	17,293
Expected return on plan assets	(16,073)	(20,499)	(20,166)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	88	120	218
Amortization of loss from earlier periods	10,131	679	4,877
Net periodic (benefit) cost	$15,854	$2,885	$10,393

	Post-retirement medical plan
	2009	2008	2007
Components of net periodic (benefit) cost:
Service cost	$680	$1,263	$2,050
Interest cost	709	1,254	1,489
Amortization of unrecognized prior service cost	(1,650)	(2,169)	(3,727)
Amortization of loss from earlier periods	(440)	85	651
Net periodic (benefit) cost	$(701)	$433	$463

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	Supplemental executive retirement plan
	2009	2008	2007
Components of net periodic (benefit) cost:
Service cost	$716	$665	$1,044
Interest cost	2,856	2,735	2,589
Amortization of unrecognized prior service cost	675	814	986
Amortization of loss from earlier periods	-	-	250
Net periodic (benefit) cost	$4,247	$4,214	$4,869

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2009, 2008 and 2007:

	Defined benefit pension plan
	2009	2008	2007
Discount rate	6.37%	6.40%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.94%	4.94%	3.19%

	Post-retirement medical plan
	2009	2008	2007
Discount rate	6.37%	6.40%	6.75%

	Supplemental executive retirement plan
	2009	2008	2007
Discount rate	6.37%	6.40%	6.75%
Rate of compensation increase	6.00%	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid.  In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan.  For measurement purposes, an 8.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$182	$(156)
Increase (decrease) on post-retirement benefit obligation	1,264	(1,107)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2009 and 2008:

	December 31,
	2009	2008
Equity securities	65%	62%
Debt securities	33%	30%
Other	2%	8%
Total	100%	100%

The following table presents information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2009 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.  See Note 7 for a description of Level 1, Level 2 and Level 3 hierarchies and for valuation methods applied.

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis
	December 31, 2009
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Common collective trust funds	$-	$162,635	$-	$162,635
Long-term asset-backed securities	-	82,370	-	82,370
Money market funds	1,490	-	-	1,490
Preferred stock	-	88	-	88
Limited partnership interests	-	-	4,495	4,495
Total	$1,490	$245,093	$4,495	$251,078

The following tables present additional information about assets and liabilities of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Long-term asset-backed securities	Total
Balance, December 31, 2008	$2,750	$3,627	$6,377
Actual return on plan assets:
Relating to assets held at the reporting date	142	-	142
Purchases, sales and settlements	1,603	-	1,603
Transfers in (out) of Level 3	-	(3,627)	(3,627)
Balance, December 31, 2009	$4,495	$-	$4,495

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses.  Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns.  Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The Defined Benefit Pension Plan utilizes various investment securities.  Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility.  Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2010:

December 31, 2010
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

Management estimates the value of these investments will be recoverable.  The Company does not expect any plan assets to be returned to it during the year ended December 31, 2010.  The Company made contributions in the amounts of $12,500 and $11,500 to its Defined Benefit Pension Plan during the years ended December 31, 2009 and 2008, respectively.  The Company expects to contribute approximately $768 to its Post-Retirement Medical Plan and $2,699 to its Supplemental Executive Retirement Plan during the year ended December 31, 2010.  The Company will make a contribution at least equal to the minimum contribution of $3,600 to its Defined Benefit Pension Plan during the year ended December 31, 2010.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672, post-retirement medical plan benefits of $19,346 and supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 50% of base compensation.  The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999.  For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions.  Company contributions for the years ended December 31, 2009, 2008 and 2007 were $5,006, $7,384 and $9,573, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program.  Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $15,286 and $16,752 at December 31, 2009 and 2008, respectively.  The participant deferrals earned interest at the average rates of 6.93% and 7.06% during the years ended December 31, 2009 and 2008, respectively.  The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 8.30% for retired participants.  Interest expense related to this plan was $1,110, $1,224 and $1,261 for the years ended December 31, 2009, 2008 and 2007, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program.  Under this program, participants may defer compensation and earn interest on the amounts deferred.  The program is not qualified under Section 401 of the Internal Revenue Code.  Effective January 1, 2005, this program no longer accepted participant deferrals.  Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $3,772 and $4,369 at December 31, 2009 and 2008, respectively.  The participant deferrals earned interest at the average rate of 4.4% and 4.5% during the years ended December 31, 2009 and 2008, respectively.  The interest rate is based on an annual rate determined by the Company.  The interest expense related to this plan was $187, $233 and $258 for the years ended December 31, 2009, 2008 and 2007, respectively, and is included in general insurance expense in the consolidated statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals.  Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions.  The program is not qualified under Section 401 of the Internal Revenue Code.  Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $12,240 and $9,238 at December 31, 2009 and 2008, respectively.  Unrealized gains (losses) on invested participant deferrals were $2,053, ($3,709) and $997 for the years ended December 31, 2009, 2008 and 2007, respectively.

16.  Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year Ended December 31, 2009
	2009	2008	2007
Current	$(47,842)	$14,828	$60,813
Deferred	93,950	81,010	57,978
Total income tax provision from continuing operations	$46,108	$95,838	$118,791

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(4.9%)	(1.4%)	(1.6%)
Tax credits	(4.9%)	(2.5%)	(2.8%)
State income taxes, net of federal benefit	(2.8%)	1.1%	0.5%
Provision for policyholders' share of earnings on participating business	0.3%	(13.2%)	2.0%
Prior period adjustment	1.7%	(0.3%)	1.4%
Income tax contingency provisions	0.9%	1.0%	2.0%
Other, net	2.1%	(2.0%)	(3.4%)
Effective federal income tax rate from continuing operations	27.4%	17.7%	33.1%

Included above in the provision for policyholder’s share of earnings on participating business is the income tax effect of the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

The Company adopted the income tax contingency provisions contained in ASC topic 740 on January 1, 2007.  As a result of the adoption of these provisions, the Company recognized an $87,427 increase in the liability for unrecognized tax benefits, of which $6,195 was accounted for as a reduction to the January 1, 2007 balance of retained earnings.  The Company recognized increases in unrecognized tax benefits of $24,843 and $6,600 during the tax years ended December 31, 2009 and 2008, respectively.  During the twelve months ended December 31, 2009, the Company recognized an increase of $21,268 in the current period unrecognized tax benefits relating to changes in the composition of the consolidated tax group.  Because of the impact of deferred tax accounting, the increase in the unrecognized tax benefit does not effect the effective tax rate.  The Company anticipates additional increases in its unrecognized tax benefits of $18,000 to $20,000, in the next twelve months, due to changes in the composition of the consolidated group.  The Company does not anticipate that this increase in its unrecognized tax benefit will impact the effective tax rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

A reconciliation of unrecognized tax benefits for the years ended December 31, 2009 and 2008 is as follows:

Balance, January 1, 2008	$61,286
Additions for tax positions in the current year	6,600
Reductions for tax positions in current year	(1,935)
Additions for tax positions in prior years	17,349
Reductions for tax positions in prior years	(23,221)
Balance, December 31, 2008	60,079
Additions for tax positions in the current year	24,843
Reductions for tax positions in current year	(2,670)
Reductions for tax positions in prior years	(862)
Balance, December 31, 2009	$81,390

Included in the unrecognized tax benefits of $81,390 at December 31, 2009 was $5,351 of tax benefits that, if recognized, would increase the annual effective tax rate.  Also included in the balance at December 31, 2009 is $76,039 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense.  The Company recognized approximately $2,430, $6,916 and $1,300 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2009, 2008 and 2007, respectively.  The Company had approximately $14,978 and $12,548 accrued for the payment of interest and penalties at December 31, 2009 and 2008, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2004 and prior.  Tax years 2005, 2006, 2007 and 2008 are open to federal examination by the Internal Revenue Service (the “I.R.S.”).  The Company is currently under federal examination by the I.R.S. for the 2005 tax year.  The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities.  The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2009 and 2008, are as follows:

	December 31,
	2009		2008
	Deferred	Deferred	Deferred	Deferred
	Tax Asset	Tax Liability	Tax Asset	Tax Liability
Policyholder reserves	$-	$278,700	$-	$105,049
Deferred acquisition costs	-	168,255	-	144,069
Investment assets	244,168	-	542,104	-
Policyholder dividends	19,861	-	20,298	-
Net operating loss carryforward	212,635	-	267,074	-
Pension plan accrued benefit liability	21,330	-	39,571	-
Goodwill	-	22,426	-	19,833
Experience rated refunds	87,397	-	29,086	-
Other	9,868	-	-	51,383
Total deferred taxes	$595,259	$469,381	$898,133	$320,334

Amounts presented for investment assets above include $58,348 and $400,339 related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2009 and 2008, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return.  Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the Lifeco U.S. consolidated federal income tax return.  As of December 31, 2009, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$170,077
2021	113,002
2022	136,796
2023	81,693
Total	$501,568

Included in due from parent and affiliates at December 31, 2009 and 2008 is $177,716 and $37,097, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.  Included in the consolidated balance sheets at December 31, 2009 and 2008 is $34,905 and $31,205 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

17.  Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.  The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels.  Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.  The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers.  The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company.

As discussed in Note 3, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment.  The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment.  The segment reporting for prior periods has been restated to reflect these changes in business segments.

The accounting policies of each of the reportable segments are the same as those described in Note 1.  The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.  Inter-segment transactions and balances have been eliminated in consolidation.  The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

The following tables summarize segment financial information for the year ended and as of December 31, 2009:

	Year Ended December 31, 2009
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)
Total revenues	1,157,645	694,398	175,954	2,027,997
Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	360,164	70,823	532,649
Total benefits and expenses	1,084,127	591,812	183,514	1,859,453
Income (loss) from continuing operations before income taxes	73,518	102,586	(7,560)	168,544
Income tax expense	18,830	27,366	(88)	46,108
Income (loss) from continuing operations	$54,688	$75,220	$(7,472)	$122,436

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

	December 31, 2009
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$11,907,136	$7,101,489	$1,367,403	$20,376,028
Other assets	1,430,349	853,069	164,260	2,447,678
Separate account assets	4,598,607	14,288,294	-	18,886,901
Assets from continuing operations	17,936,092	22,242,852	1,531,663	41,710,607
Assets from discontinued operations	-	-	-	87,719
Total assets	$17,936,092	$22,242,852	$1,531,663	$41,798,326

The following tables summarize segment financial information for the year ended and as of December 31, 2008:

	Year Ended December 31, 2008
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)
Total revenues	1,114,070	712,247	184,814	2,011,131
Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	324,500	88,996	522,198
Total benefits and expenses	998,669	554,448	(83,331)	1,469,786
Income from continuing operations before income taxes	115,401	157,799	268,145	541,345
Income tax expense	35,846	41,023	18,969	95,838
Income from continuing operations	$79,555	$116,776	$249,176	$445,507

	December 31, 2008
	Individual	Retirement
	Markets	Services	Other	Total
Assets:
Investments	$10,653,738	$5,935,760	$1,492,175	$18,081,673
Other assets	1,678,000	934,902	235,023	2,847,925
Separate account assets	4,718,758	10,403,185	-	15,121,943
Assets from continuing operations	17,050,496	17,273,847	1,727,198	36,051,541
Assets from discontinued operations	-	-	-	124,089
Total assets	$17,050,496	$17,273,847	$1,727,198	$36,175,630

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes segment financial information for the year ended December 31, 2007:

	Year Ended December 31, 2007
	Individual	Retirement
	Markets	Services	Other	Total
Revenue:
Premium income	$(1,027,417)	$4,729	$165,421	$(857,267)
Fee income	69,535	388,959	4,771	463,265
Net investment income	759,037	350,382	30,122	1,139,541
Net realized gains (losses) on investments	(8,081)	4,885	1,168	(2,028)
Total revenues	(206,926)	748,955	201,482	743,511
Benefits and expenses:
Policyholder benefits	(577,592)	224,413	128,315	(224,864)
Operating expenses	190,721	338,677	80,311	609,709
Total benefits and expenses	(386,871)	563,090	208,626	384,845
Income (loss) from continuing operations before income taxes	179,945	185,865	(7,144)	358,666
Income tax expense	59,863	58,474	454	118,791
Income (loss) from continuing operations	$120,082	$127,391	$(7,598)	$239,875

18.  Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company.  Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant.  Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options.  The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.  Lifeco did not grant stock options to employees of the Company during the year ended December 31, 2009.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2009, 2008 and 2007.  Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income.  Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statements of income.

	Year ended December 31,
	2009	2008	2007
Continuing operations	$2,181	$3,143	$3,816
Discontinued operations	-	1,980	-
	$2,181	$5,123	$3,816

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years.  Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.  At December 31, 2009, the Company had $2,632, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015.  The weighted-average period over which these costs will be recognized in earnings is 2.1 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2009.  The options granted relate to underlining stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted Average
	Shares Under Option	Exercise Price (Whole Dollars)	Remaining Contractual Term (Years)	Aggregate Intrinsic Value 1
Outstanding, January 1, 2009	4,317,541	$19.47
Exercised	(572,239)	11.67
Outstanding, December 31, 2009	3,745,302	24.30	4.8	15,247

Vested and expected to vest,
December 31, 2009	3,739,342	$24.29	4.8	$15,247

Exercisable, December 31, 2009	2,828,902	$21.96	3.9	$15,247

¹  The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2009 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2009:

Year Ended
December 31, 2009
Intrinsic value of options exercised 1	$7,039
Fair value of options vested	1,361

¹  The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

19.  Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space.  The following table shows, as of December 31, 2009, scheduled related party debt principal repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2010 through 2014 and thereafter:

Year Ended December 31,	Related Party Notes	Operating Leases	Total Debt and Lease Obligations
2010	$-	$11,872	$11,872
2011	-	4,315	4,315
2012	-	3,329	3,329
2013	-	2,018	2,018
2014	-	2,941	2,941
Thereafter	528,400	1,227	529,627

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands)

20.  Commitments and Contingencies

The Company is one of two defendants in an action filed in the Colorado District Court for Arapahoe County, Colorado by a disease management vendor in an action relating to its healthcare business (which was sold to Connecticut General Life Insurance Company in a transaction that closed on April 1, 2008).  The plaintiff alleges that the Company breached a contract with it and engaged in tortious conduct, for which the plaintiff seeks both compensatory and punitive damages.  The Company believes it has meritorious defenses against the plaintiff’s claims and is vigorously contesting them.  The Company’s motion for partial summary judgment is pending.  The lawsuit is scheduled for trial commencing March 1, 2010.

The extent of the losses beyond any amounts that may be accrued is not readily determinable at this time.  However, based on facts and circumstances presently known, in the opinion of management, an unfavorable outcome will not materially affect the equity of the Company, although its results of discontinued operations may be adversely affected.

The Company is involved in various other legal proceedings that arise in the ordinary course of its business.  In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

The Company has entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes.  The credit facility matures on May 26, 2010.  Interest accrues at a rate dependent upon various conditions and terms of borrowings.  The agreement requires, among other things, the Company to maintain a minimum adjusted statutory net worth of $900,000 plus 50% of its statutory net income, if positive, for each quarter ending after June 30, 2008.  The Company had no borrowings under the credit facility at either December 31, 2009 or 2008 and was in compliance with all covenants.

The Company makes commitments to fund partnership interests and other investments in the normal course of its business.  The amounts of these unfunded commitments at December 31, 2009 and 2008 were $126,882 and $49,334, respectively, all of which is due within one year from the dates indicated.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s consolidated financial statements through February 19, 2010, the date on which the Company’s consolidated financial statements were issued.  No subsequent event has occurred requiring its recognition or disclosure in the Company’s consolidated financial statements.

On February 8, 2010, the Company’s Board of Directors declared a dividend in the amount of $66,000 to be paid during the first quarter of 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$174,360	$258,015	$-	$432,375
Future policy benefits, losses, claims and expenses	11,598,641	6,994,319	341,688	18,934,648
Unearned premium reserves	37,912	-	-	37,912
Other policy claims and benefits payable	689,377	319	28,349	718,045
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	48,616	-	64,837
Other operating expenses	85,441	311,548	70,823	467,812

	As of and for the year ended December 31, 2008
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$255,148	$403,172	$-	$658,320
Future policy benefits, losses,claims and expenses (1)	11,181,058	6,568,078	320,641	18,069,777
Unearned premium reserves (1)	35,871	-	-	35,871
Other policy claims and benefits payable	657,352	306	25,264	682,922
Premium income	377,525	2,291	145,321	525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	34,470	-	55,551
Other operating expenses	87,621	290,030	88,996	466,647

	For the year ended December 31, 2007
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$(1,027,417)	$4,729	$165,421	$(857,267)
Net investment income	759,037	350,382	30,122	1,139,541
Benefits, claims, losses and settlement expenses	(577,592)	224,413	128,315	(224,864)
Amortization of deferred acquisition costs	104,345	24,230	-	128,575
Other operating expenses	86,376	314,447	80,311	481,134

(1) A reclassification of $29,500 was made from unearned premium reserves to future policy benefits, losses, claims and expenses for consistency with the presentation as of December 31, 2009.

FutureFunds Series Account of Great-West Life & Annuity Insurance Company
Financial Statements for the Years Ended December 31, 2009 and 2008
and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
FutureFunds Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2009, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Series Account’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the fund house. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of  each of the investment divisions constituting the FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2009, the results of their operations for the periods presented, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 9, 2010

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment Division	Statements of Assets	Statements of	Statements of Changes
	and Liabilities	Operations	in Net Assets
	As Of	For the	For Each of the
AIM Dynamics Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM Large Cap Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM Small Cap Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger Balanced Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger American Midcap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century Equity Income Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century Income & Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Funds Growth Fund of America	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Artisan International Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Columbia Asset Allocation Fund Variable Series	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Columbia Mid Cap Value Fund	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 27, 2008* to December 31, 2008
Davis New York Venture Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Capital Appreciation Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Fidelity VIP Contrafund Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Fidelity VIP Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Franklin Small-Mid Cap Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Worldwide Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Twenty Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Worldwide Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Jensen Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Legg Mason Value Trust	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Lord Abbett Value Opportunities Fund	December 31, 2009	Period from July 31, 2009* to December 31, 2009	Period from July 31, 2009* to December 31, 2009
Mainstay Small Company Value Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Aggressive Profile I Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Ariel Midcap Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Ariel Small-Cap Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Bond Index Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Conservative Profile I Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Index 600 Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Invesco ADR Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Lifetime 2015 Portfolio II	December 31, 2009	Period from May 8, 2009* to December 31, 2009	Period from May 8, 2009* to December 31, 2009
Maxim Lifetime 2025 Portfolio II	December 31, 2009	Period from May 8, 2009* to December 31, 2009	Period from May 8, 2009* to December 31, 2009
Maxim Lifetime 2035 Portfolio II	December 31, 2009	Period from May 8, 2009* to December 31, 2009	Period from May 8, 2009* to December 31, 2009
Maxim Lifetime 2045 Portfolio II	December 31, 2009	Period from May 8, 2009* to December 31, 2009	Period from May 8, 2009* to December 31, 2009
Maxim Loomis Sayles Bond Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Loomis Sayles Small-Cap Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim MFS International Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Moderate Profile I Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Moderately Aggressive Profile I Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Moderately Conservative Profile I Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Money Market Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Small-Cap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim Stock Index Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim T.Rowe Price Equity/Income Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim T. Rowe Price MidCap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Maxim U.S. Government Mortgage Securities Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
MFS Core Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Oppenheimer Capital Appreciation Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Oppenheimer Global Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
PIMCO Total Return Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Equity Income VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Putnam High Yield Advantage Fund	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 27, 2008* to December 31, 2008
Putnam International Capital Opportunities Fund	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 27, 2008* to December 31, 2008
Ridgeworth Small Cap Growth Stock Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Royce Total Return Fund	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 27, 2008* to December 31, 2008
RS Select Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
RS Small Cap Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Van Kampen American Value Fund	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 27, 2008* to December 31, 2008
Van Kampen Comstock Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009

* - date represents commencement of operations
** - date represents cessation of contractholders investment

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	AIM DYNAMICS FUND	AIM LARGE CAP GROWTH FUND	AIM SMALL CAP GROWTH FUND	ALGER BALANCED PORTFOLIO	ALGER MIDCAP GROWTH PORTFOLIO	AMERICAN CENTURY EQUITY INCOME FUND

ASSETS:
Investments at market value (1)	$1,422,697	$541,943	$686,398	$2,149,722	$14,110,994	$10,350,305
Investment income due and accrued
Purchase payments receivable		54	218	7	7,731
Due from Great West Life & Annuity Insurance Company

Total assets	1,422,697	541,997	686,616	2,149,729	14,118,725	10,350,305

LIABILITIES:
Redemptions payable	1,465					13,688
Due to Great West Life & Annuity Insurance Company	115	41	60	171	985	640

Total liabilities	1,580	41	60	171	985	14,328

NET ASSETS	$1,421,117	$541,956	$686,556	$2,149,558	$14,117,740	$10,335,977

NET ASSETS REPRESENTED BY:
Accumulation units	$1,421,117	$541,956	$686,556	$2,149,558	$14,117,740	$10,335,977
Contracts in payout phase

NET ASSETS	$1,421,117	$541,956	$686,556	$2,149,558	$14,117,740	$10,335,977

ACCUMULATION UNITS OUTSTANDING	226,780	91,752	58,437	179,411	1,066,288	613,160

UNIT VALUE (ACCUMULATION)	$6.27	$5.91	$11.75	$11.98	$13.24	$16.86

(1) Cost of investments:	$1,084,497	$577,694	$834,007	$2,571,766	$21,832,294	$12,200,662
Shares of investments:	78,907	52,821	30,318	199,233	1,321,254	1,577,790

The accompanying notes are in integral part of these financial statements						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND

ASSETS:
Investments at market value (1)	$207,416	$6,676,990	$18,184,663	$168,756	$1,678,512	$4,805,804
Investment income due and accrued
Purchase payments receivable		3,729	22,750		7,845
Due from Great West Life & Annuity Insurance Company

Total assets	207,416	6,680,719	18,207,413	168,756	1,686,357	4,805,804

LIABILITIES:
Redemptions payable						19,603
Due to Great West Life & Annuity Insurance Company	13	433	991	10	31	224

Total liabilities	13	433	991	10	31	19,827

NET ASSETS	$207,403	$6,680,286	$18,206,422	$168,746	$1,686,326	$4,785,977

NET ASSETS REPRESENTED BY:
Accumulation units	$207,403	$6,680,286	$18,206,422	$168,746	$1,686,326	$4,785,977
Contracts in payout phase

NET ASSETS	$207,403	$6,680,286	$18,206,422	$168,746	$1,686,326	$4,785,977

ACCUMULATION UNITS OUTSTANDING	23,021	694,733	1,603,291	12,515	211,217	531,405

UNIT VALUE (ACCUMULATION)	$9.01	$9.62	$11.36	$13.48	$7.98	$9.01

(1) Cost of investments:	$241,733	$6,725,741	$22,447,785	$215,228	$1,443,389	$4,692,441
Shares of investments:	9,720	247,939	880,187	15,231	151,627	154,726

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND

ASSETS:
Investments at market value (1)	$4,629,596	$33,602,886	$56,100,235	$96,187	$1,507,498	$80,268
Investment income due and accrued
Purchase payments receivable	11,879	81,987	22,474		67
Due from Great West Life & Annuity Insurance Company

Total assets	4,641,475	33,684,873	56,122,709	96,187	1,507,565	80,268

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	285	2,230	4,497	6	112	5

Total liabilities	285	2,230	4,497	6	112	5

NET ASSETS	$4,641,190	$33,682,643	$56,118,212	$96,181	$1,507,453	$80,263

NET ASSETS REPRESENTED BY:
Accumulation units	$4,641,190	$33,682,643	$56,118,212	$96,181	$1,507,453	$80,263
Contracts in payout phase

NET ASSETS	$4,641,190	$33,682,643	$56,118,212	$96,181	$1,507,453	$80,263

ACCUMULATION UNITS OUTSTANDING	423,581	1,991,338	3,401,058	12,727	126,444	12,406

UNIT VALUE (ACCUMULATION)	$10.96	$16.91	$16.50	$7.56	$11.92	$6.47

(1) Cost of investments:	$5,457,299	$42,667,591	$69,777,634	$122,193	$1,631,212	$72,311
Shares of investments:	272,329	1,629,626	1,867,518	3,311	57,582	3,057

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON VALUE TRUST	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY SMALL COMPANY VALUE FUND

ASSETS:
Investments at market value (1)	$4,777,780	$1,507,071	$1,368,828	$2,598,673	$315,150	$204,796
Investment income due and accrued
Purchase payments receivable					4,343
Due from Great West Life & Annuity Insurance Company

Total assets	4,777,780	1,507,071	1,368,828	2,598,673	319,493	204,796

LIABILITIES:
Redemptions payable	3,797	2,386	483
Due to Great West Life & Annuity Insurance Company	410	123	91	199	14	12

Total liabilities	4,207	2,509	574	199	14	12

NET ASSETS	$4,773,573	$1,504,562	$1,368,254	$2,598,474	$319,479	$204,784

NET ASSETS REPRESENTED BY:
Accumulation units	$4,773,573	$1,504,562	$1,368,254	$2,598,474	$319,479	$204,784
Contracts in payout phase

NET ASSETS	$4,773,573	$1,504,562	$1,368,254	$2,598,474	$319,479	$204,784

ACCUMULATION UNITS OUTSTANDING	632,313	256,476	122,496	303,864	28,159	23,968

UNIT VALUE (ACCUMULATION)	$7.55	$5.87	$11.17	$8.55	$11.35	$8.54

(1) Cost of investments:	$2,964,002	$1,502,633	$1,476,417	$4,453,685	$303,884	$158,694
Shares of investments:	77,574	37,248	56,077	63,290	24,660	15,148

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM ARIEL MIDCAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	MAXIM BOND INDEX PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO

ASSETS:
Investments at market value (1)	$112,000,366	$45,286,762	$12,868,101	$19,004,484	$51,156,880	$16,596,467
Investment income due and accrued		3
Purchase payments receivable	11,938		8,772	43,495	9,977
Due from Great West Life & Annuity Insurance Company

Total assets	112,012,304	45,286,765	12,876,873	19,047,979	51,166,857	16,596,467

LIABILITIES:
Redemptions payable		1,976				63,249
Due to Great West Life & Annuity Insurance Company	1,211	3,493	870	910	604	1,020

Total liabilities	1,211	5,469	870	910	604	64,269

NET ASSETS	$112,011,093	$45,281,296	$12,876,003	$19,047,069	$51,166,253	$16,532,198

NET ASSETS REPRESENTED BY:
Accumulation units	$112,011,093	$45,281,296	$12,876,003	$19,047,069	$51,166,253	$16,532,198
Contracts in payout phase

NET ASSETS	$112,011,093	$45,281,296	$12,876,003	$19,047,069	$51,166,253	$16,532,198

ACCUMULATION UNITS OUTSTANDING	6,870,922	1,546,286	526,392	1,192,856	2,901,892	780,810

UNIT VALUE (ACCUMULATION)	$16.30	$29.28	$24.46	$15.97	$17.63	$21.17

(1) Cost of investments:	$141,191,600	$27,230,999	$7,675,526	$18,543,468	$52,940,656	$20,700,061
Shares of investments:	13,691,976	43,967,730	1,746,011	1,450,724	5,448,017	2,267,277

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM INVESCO ADR PORTFOLIO	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LOOMIS SAYLES BOND PORTFOLIO

ASSETS:
Investments at market value (1)	$10,152,789	$192,150	$284,977	$87,864	$51	$74,012,348
Investment income due and accrued
Purchase payments receivable			194
Due from Great West Life & Annuity Insurance Company

Total assets	10,152,789	192,150	285,171	87,864	51	74,012,348

LIABILITIES:
Redemptions payable	1,375	49,481				1,087
Due to Great West Life & Annuity Insurance Company	470	10	4	5		1,873

Total liabilities	1,845	49,491	4	5		2,960

NET ASSETS	$10,150,944	$142,659	$285,167	$87,859	$51	$74,009,388

NET ASSETS REPRESENTED BY:
Accumulation units	$10,150,944	$142,659	$285,167	$87,859	$51	$74,009,388
Contracts in payout phase

NET ASSETS	$10,150,944	$142,659	$285,167	$87,859	$51	$74,009,388

ACCUMULATION UNITS OUTSTANDING	625,079	12,322	23,859	7,234	4	2,892,992

UNIT VALUE (ACCUMULATION)	$16.24	$11.58	$11.95	$12.15	$12.75	$25.58

(1) Cost of investments:	$12,524,045	$191,844	$274,521	$86,510	$50	$75,532,932
Shares of investments:	831,514	16,202	23,075	6,908	4	6,358,449

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MONEY MARKET PORTFOLIO

ASSETS:
Investments at market value (1)	$9,055,101	$26,065,957	$291,157,753	$272,194,184	$69,319,344	$89,239,374
Investment income due and accrued
Purchase payments receivable				124,189		243,180
Due from Great West Life & Annuity Insurance Company

Total assets	9,055,101	26,065,957	291,157,753	272,318,373	69,319,344	89,482,554

LIABILITIES:
Redemptions payable	9,978	44,463	138,055		201,755
Due to Great West Life & Annuity Insurance Company	563	2,008	3,650	2,684	728	19,152

Total liabilities	10,541	46,471	141,705	2,684	202,483	19,152

NET ASSETS	$9,044,560	$26,019,486	$291,016,048	$272,315,689	$69,116,861	$89,463,402

NET ASSETS REPRESENTED BY:
Accumulation units	$9,044,560	$26,019,486	$291,016,048	$272,315,689	$69,116,861	$89,283,491
Contracts in payout phase						179,911

NET ASSETS	$9,044,560	$26,019,486	$291,016,048	$272,315,689	$69,116,861	$89,463,402

ACCUMULATION UNITS OUTSTANDING	492,380	1,615,751	16,075,990	15,191,711	4,001,308	5,087,633

UNIT VALUE (ACCUMULATION)	$18.37	$16.10	$18.10	$17.93	$17.27	$17.55

(1) Cost of investments:	$10,140,292	$44,821,311	$325,158,409	$319,231,130	$74,896,483	$89,239,374
Shares of investments:	546,806	3,546,389	31,751,118	30,756,405	7,575,885	89,239,374

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	MAXIM SMALL-CAP GROWTH PORTFOLIO	MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO	MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO	MFS CORE GROWTH FUND

ASSETS:
Investments at market value (1)	$15,219,837	$201,481,553	$58,926,987	$87,644,929	$40,430,478	$206,849
Investment income due and accrued
Purchase payments receivable		67,506			32,473
Due from Great West Life & Annuity Insurance Company		168,581	6,674

Total assets	15,219,837	201,717,640	58,933,661	87,644,929	40,462,951	206,849

LIABILITIES:
Redemptions payable	11,595		5,140	31,848
Due to Great West Life & Annuity Insurance Company	1,214	16,352	4,854	1,715	3,085	14

Total liabilities	12,809	16,352	9,994	33,563	3,085	14

NET ASSETS	$15,207,028	$201,701,288	$58,923,667	$87,611,366	$40,459,866	$206,835

NET ASSETS REPRESENTED BY:
Accumulation units	$15,207,028	$201,468,569	$58,901,035	$87,611,366	$40,459,866	$206,835
Contracts in payout phase		232,719	22,632

NET ASSETS	$15,207,028	$201,701,288	$58,923,667	$87,611,366	$40,459,866	$206,835

ACCUMULATION UNITS OUTSTANDING	880,639	6,957,792	2,600,204	3,608,917	2,008,954	20,944

UNIT VALUE (ACCUMULATION)	$17.27	$28.96	$22.65	$24.28	$20.14	9.88

(1) Cost of investments:	$18,805,262	$291,722,527	$75,467,452	$95,709,598	$39,666,998	$223,261
Shares of investments:	1,010,613	12,498,856	4,553,863	5,862,537	3,330,352	13,285

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN PORTFOLIO	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

ASSETS:
Investments at market value (1)	$3,420,926	$13,123,641	$19,404,330	$1,060,016	$1,715,736	$1,813,671
Investment income due and accrued			54,315
Purchase payments receivable	8,682	17,391	105,071	432	3,170	171
Due from Great West Life & Annuity Insurance Company

Total assets	3,429,608	13,141,032	19,563,716	1,060,448	1,718,906	1,813,842

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	236	718	1,104	72	125	101

Total liabilities	236	718	1,104	72	125	101

NET ASSETS	$3,429,372	$13,140,314	$19,562,612	$1,060,376	$1,718,781	$1,813,741

NET ASSETS REPRESENTED BY:
Accumulation units	$3,429,372	$13,140,314	$19,562,612	$1,060,376	$1,718,781	$1,813,741
Contracts in payout phase

NET ASSETS	$3,429,372	$13,140,314	$19,562,612	$1,060,376	$1,718,781	$1,813,741

ACCUMULATION UNITS OUTSTANDING	335,028	977,290	1,296,639	91,683	157,948	223,694

UNIT VALUE (ACCUMULATION)	$10.24	$13.45	$15.09	$11.57	$10.88	8.11

(1) Cost of investments:	$3,647,962	$14,363,873	$19,043,927	$1,352,361	$1,590,423	$1,694,705
Shares of investments:	85,673	247,569	1,796,697	62,909	301,535	60,678

The accompanying notes are an integral part of these financial statements						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND	RS SMALL CAP GROWTH FUND	VAN KAMPEN AMERICAN VALUE FUND	VAN KAMPEN COMSTOCK FUND

ASSETS:
Investments at market value (1)	$7,551,219	$1,142,921	$222,138	$1,369,701	$1,096,048	$1,613,783
Investment income due and accrued
Purchase payments receivable	5,678				11,787	2,553
Due from Great West Life & Annuity Insurance Company

Total assets	7,556,897	1,142,921	222,138	1,369,701	1,107,835	1,616,336

LIABILITIES:
Redemptions payable		4,177		128
Due to Great West Life & Annuity Insurance Company	470	39	17	122	24	77

Total liabilities	470	4,216	17	250	24	77

NET ASSETS	$7,556,427	$1,138,705	$222,121	$1,369,451	$1,107,811	$1,616,259

NET ASSETS REPRESENTED BY:
Accumulation units	$7,556,427	$1,138,705	$222,121	$1,369,451	$1,107,811	$1,616,259
Contracts in payout phase

NET ASSETS	$7,556,427	$1,138,705	$222,121	$1,369,451	$1,107,811	$1,616,259

ACCUMULATION UNITS OUTSTANDING	738,166	132,950	20,816	263,295	128,961	182,888

UNIT VALUE (ACCUMULATION)	$10.24	$8.56	$10.67	$5.20	$8.59	8.84

(1) Cost of investments:	$7,119,738	$948,933	$225,269	$1,157,986	$1,048,791	$1,635,630
Shares of investments:	608,479	134,938	9,993	41,977	48,974	116,856

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

TOTAL FUTUREFUNDS SERIES ACCOUNT
(UNAUDITED)

ASSETS:
Investments at market value (1)	$1,723,892,883
Investment income due and accrued	54,318
Purchase payments receivable	859,743
Due from Great West Life & Annuity Insurance Company	175,255

Total assets	1,724,982,199

LIABILITIES:
Redemptions payable	605,729
Due to Great West Life & Annuity Insurance Company	81,292

Total liabilities	687,021

NET ASSETS	$1,724,295,178

NET ASSETS REPRESENTED BY:
Accumulation units	$1,723,859,916
Contracts in payout phase	435,262

NET ASSETS	$1,724,295,178

ACCUMULATION UNITS OUTSTANDING

UNIT VALUE (ACCUMULATION)

(1) Cost of investments:	$2,001,258,699
Shares of investments:

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	AIM DYNAMICS FUND		AIM LARGE CAP GROWTH FUND	AIM SMALL CAP GROWTH FUND		ALGER BALANCED PORTFOLIO	ALGER MIDCAP GROWTH PORTFOLIO		AMERICAN CENTURY EQUITY INCOME FUND

INVESTMENT INCOME:
Dividends	$		$851	$		$61,947	$		$287,508

EXPENSES:
Mortality and expense risk		11,832	4,466		6,395	18,881		101,606	76,108

NET INVESTMENT INCOME (LOSS)		(11,832)	(3,615)		(6,395)	43,066		(101,606)	211,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		20,706	(27,245)		(62,720)	(111,259)		(2,448,721)	(820,777)
Realized gain distributions

Net realized gain (loss)		20,706	(27,245)		(62,720)	(111,259)		(2,448,721)	(820,777)

Change in net unrealized appreciation (depreciation)
on investments		410,158	137,979		239,227	547,341		6,962,234	1,707,399

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$419,032	$107,119		$170,112	$479,148		$4,411,907	$1,098,022

INVESTMENT INCOME RATIO (2009)			0.18%			3.19%			2.84%

INVESTMENT INCOME RATIO (2008)						2.59%		0.17%	3.37%

INVESTMENT INCOME RATIO (2007)						2.09%			2.43%

INVESTMENT INCOME RATIO (2006)						1.57%			2.49%

INVESTMENT INCOME RATIO (2005)			0.03%			1.68%			2.12%

The accompanying notes are an integral part of these financial statements.									(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND

INVESTMENT INCOME:
Dividends	$3,895	$39,868	$200,020	$6,115	$7,125	$15,489

EXPENSES:
Mortality and expense risk	1,303	41,287	101,600	1,117	2,779	22,826

NET INVESTMENT INCOME (LOSS)	2,592	(1,419)	98,420	4,998	4,346	(7,337)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(4,610)	(944,866)	(1,412,577)	(1,299)	(86,516)	(993,978)
Realized gain distributions

Net realized loss	(4,610)	(944,866)	(1,412,577)	(1,299)	(86,516)	(993,978)

Change in net unrealized appreciation (depreciation)
on investments	35,601	2,659,519	5,947,042	28,056	438,445	2,083,077

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$33,583	$1,713,234	$4,632,885	$31,755	$356,275	$1,081,762

INVESTMENT INCOME RATIO (2009)	2.24%	0.63%	1.39%	4.10%	0.66%	0.38%

INVESTMENT INCOME RATIO (2008)	1.67%	0.87%	0.87%	3.23%	1.14%	0.95%

INVESTMENT INCOME RATIO (2007)	1.47%	0.81%	0.70%	2.02%		0.78%

INVESTMENT INCOME RATIO (2006)	1.91%	0.91%	1.62%	2.56%		0.70%

INVESTMENT INCOME RATIO (2005)	1.84%		1.86%	2.47%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND		JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND

INVESTMENT INCOME:
Dividends	$33,357	$400,444	$220,554	$		$17,526	$283

EXPENSES:
Mortality and expense risk	35,617	231,820	476,332		593	10,972	450

NET INVESTMENT INCOME (LOSS)	(2,260)	168,624	(255,778)		(593)	6,554	(167)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(1,369,089)	(1,146,110)	(4,552,740)		(3,945)	(83,217)	(215)
Realized gain distributions		8,051	43,543

Net realized loss	(1,369,089)	(1,138,059)	(4,509,197)		(3,945)	(83,217)	(215)

Change in net unrealized appreciation (depreciation)
on investments	2,058,798	8,580,377	17,399,378		32,952	454,269	19,628

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$687,449	$7,610,942	$12,634,403		$28,414	$377,606	$19,246

INVESTMENT INCOME RATIO (2009)	0.60%	1.53%	0.43%			1.44%	0.47%

INVESTMENT INCOME RATIO (2008)	0.86%	1.01%	0.80%			1.20%	0.76%

INVESTMENT INCOME RATIO (2007)	0.72%	0.96%	0.82%			0.78%	0.43%

INVESTMENT INCOME RATIO (2006)	0.77%	1.29%	0.40%			1.72%	0.32%

INVESTMENT INCOME RATIO (2005)	0.79%	0.27%	0.51%		0.17%	1.27%	0.07%

The accompanying notes are an integral part of these financial statements.							(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	JANUS TWENTY FUND		JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON VALUE TRUST	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY SMALL COMPANY VALUE FUND
							(1)

INVESTMENT INCOME:
Dividends	$		$15,778	$13,590	$21,113	$		$

EXPENSES:
Mortality and expense risk		43,362	12,890	10,047	22,299		182	1,279

NET INVESTMENT INCOME (LOSS)		(43,362)	2,888	3,543	(1,186)		(182)	(1,279)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		100,260	(44,179)	(54,232)	(728,139)		13	5,696
Realized gain distributions

Net realized gain (loss)		100,260	(44,179)	(54,232)	(728,139)		13	5,696

Change in net unrealized appreciation (depreciation)
on investments		1,392,822	452,857	356,503	1,498,258		11,266	106,427

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$1,449,720	$411,566	$305,814	$768,933		$11,097	$110,844

INVESTMENT INCOME RATIO (2009)			1.19%	1.10%	0.82%

INVESTMENT INCOME RATIO (2008)		0.01%	0.85%	0.88%				1.31%

INVESTMENT INCOME RATIO (2007)		0.22%	0.47%	0.63%				0.94%

INVESTMENT INCOME RATIO (2006)		0.58%	1.24%	0.62%

INVESTMENT INCOME RATIO (2005)		0.20%	1.05%	0.58%

(1) The investment division commenced operations on July 31, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM ARIEL MIDCAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	MAXIM BOND INDEX PORTFOLIO	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO

INVESTMENT INCOME:
Dividends	$798,410	$74,165	$36,587	$739,038	$1,411,882	$107,856

EXPENSES:
Mortality and expense risk	125,870	320,556	75,892	108,202	68,701	109,857

NET INVESTMENT INCOME (LOSS)	672,540	(246,391)	(39,305)	630,836	1,343,181	(2,001)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(3,620,134)	(51,017,062)	(30,312,587)	81,590	(860,027)	(959,949)
Realized gain distributions	1,580,725	2,036,284		155,388	968,351

Net realized gain (loss)	(2,039,409)	(48,980,778)	(30,312,587)	236,978	108,324	(959,949)

Change in net unrealized appreciation (depreciation)
on investments	29,853,721	66,014,081	42,719,368	113,777	7,545,061	4,163,482

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$28,486,852	$16,786,912	$12,367,476	$981,591	$8,996,566	$3,201,532

INVESTMENT INCOME RATIO (2009)	0.84%	0.22%	0.16%	4.02%	2.94%	0.74%

INVESTMENT INCOME RATIO (2008)	0.78%	2.30%	1.29%	4.59%	3.88%	0.88%

INVESTMENT INCOME RATIO (2007)	1.15%	0.46%	0.55%	4.32%	3.03%	0.62%

INVESTMENT INCOME RATIO (2006)	2.26%	0.57%	0.23%	4.29%	3.18%	0.47%

INVESTMENT INCOME RATIO (2005)	1.06%	0.50%	0.61%	3.95%	3.16%	0.54%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	MAXIM INVESCO ADR PORTFOLIO	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO II		MAXIM LOOMIS SAYLES BOND PORTFOLIO
		(1)	(1)	(2)		(2)

INVESTMENT INCOME:
Dividends	$184,276	$1,795	$2,215	$630	$		$3,902,352

EXPENSES:
Mortality and expense risk	51,512	174	16	53			207,227

NET INVESTMENT INCOME	132,764	1,621	2,199	577			3,695,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(2,297,775)	219	1	2			(843,914)
Realized gain distributions

Net realized gain (loss)	(2,297,775)	219	1	2			(843,914)

Change in net unrealized appreciation (depreciation)
on investments	4,737,846	306	10,456	1,354		1	17,765,202

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,572,835	$2,146	$12,656	$1,933		$1	$20,616,413

INVESTMENT INCOME RATIO (2009)	1.97%	1.07%	0.97%	0.95%			5.98%

INVESTMENT INCOME RATIO (2008)	2.72%						7.74%

INVESTMENT INCOME RATIO (2007)	1.83%						7.25%

INVESTMENT INCOME RATIO (2006)	1.74%						5.55%

INVESTMENT INCOME RATIO (2005)	1.48%						7.35%

(1) The investment division commenced operations on May 5, 2009.
(2) The investment division commenced operations on May 8, 2009.

The accompanying notes are an integral part of these financial statements.							(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MONEY MARKET PORTFOLIO

INVESTMENT INCOME:
Dividends	$35,314	$208,998	$4,349,596	$3,852,597	$1,298,873	$7,050

EXPENSES:
Mortality and expense risk	64,672	217,650	403,099	286,159	80,696	912,359

NET INVESTMENT INCOME (LOSS)	(29,358)	(8,652)	3,946,497	3,566,438	1,218,177	(905,309)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(1,730,523)	(4,931,597)	(5,061,067)	(6,637,890)	(1,398,815)
Realized gain distributions			6,943,091	5,522,960	1,543,573

Net realized gain (loss)	(1,730,523)	(4,931,597)	1,882,024	(1,114,930)	144,758

Change in net unrealized depreciation
on investments	4,168,462	11,118,317	51,265,372	59,210,441	11,011,776

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,408,581	$6,178,068	$57,093,893	$61,661,949	$12,374,711	$(905,309)

INVESTMENT INCOME RATIO (2009)	0.36%	0.91%	1.69%	1.62%	2.10%	0.01%

INVESTMENT INCOME RATIO (2008)	0.21%	1.45%	2.64%	2.47%	3.11%	1.89%

INVESTMENT INCOME RATIO (2007)	0.09%	1.46%	2.20%	2.14%	2.49%	4.58%

INVESTMENT INCOME RATIO (2006)	0.49%	2.90%	2.76%	3.06%	2.70%	4.50%

INVESTMENT INCOME RATIO (2005)	0.39%	1.87%	2.16%	1.99%	2.38%	2.66%

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	MAXIM SMALL-CAP GROWTH PORTFOLIO		MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO		MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO	MFS CORE GROWTH FUND

INVESTMENT INCOME:
Dividends	$		$3,080,719	$1,026,293	$		$1,669,270	$59

EXPENSES:
Mortality and expense risk		127,115	1,743,026	510,957		178,719	386,149	1,498

NET INVESTMENT INCOME (LOSS)		(127,115)	1,337,693	515,336		(178,719)	1,283,121	(1,439)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		(1,062,076)	(22,872,906)	(4,125,033)		(1,199,907)	94,124	(2,702)
Realized gain distributions							324,998

Net realized gain (loss)		(1,062,076)	(22,872,906)	(4,125,033)		(1,199,907)	419,122	(2,702)

Change in net unrealized appreciation (depreciation)
on investments		4,859,240	62,950,019	14,658,636		29,420,619	309,493	43,487

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$3,670,049	$41,414,806	$11,048,939		$28,041,993	$2,011,736	$39,346

INVESTMENT INCOME RATIO (2009)			1.72%	2.01%			4.05%	0.03%

INVESTMENT INCOME RATIO (2008)			1.66%	2.63%			4.50%

INVESTMENT INCOME RATIO (2007)			1.29%	1.73%		0.05%	4.51%

INVESTMENT INCOME RATIO (2006)			1.30%	1.60%		0.16%	4.81%

INVESTMENT INCOME RATIO (2005)			1.22%	1.54%			4.25%

The accompanying notes are an integral part of these financial statements.								(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN PORTFOLIO	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

INVESTMENT INCOME:
Dividends	$		$73,744	$850,552	$32,418	$82,846	$5,374

EXPENSES:
Mortality and expense risk		24,014	67,732	131,233	8,799	8,197	6,706

NET INVESTMENT INCOME (LOSS)		(24,014)	6,012	719,319	23,619	74,649	(1,332)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		(241,471)	(996,179)	10,054	(245,974)	117,630	144,220
Realized gain distributions				174,328

Net realized gain (loss)		(241,471)	(996,179)	184,382	(245,974)	117,630	144,220

Change in net unrealized appreciation (depreciation)
on investments		1,261,383	4,258,641	953,318	347,722	162,149	162,728

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$995,898	$3,268,474	$1,857,019	$125,367	$354,428	$305,616

INVESTMENT INCOME RATIO (2009)			0.74%	5.21%	3.03%	8.20%	0.61%

INVESTMENT INCOME RATIO (2008)			1.65%	4.84%	2.57%	5.29%	1.87%

INVESTMENT INCOME RATIO (2007)			1.12%	4.85%	2.29%

INVESTMENT INCOME RATIO (2006)			0.81%	4.43%	2.35%

INVESTMENT INCOME RATIO (2005)		0.64%	0.92%	4.24%	2.12%

The accompanying notes are an integral part of these financial statements.							(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND		RS SMALL CAP GROWTH FUND		VAN KAMPEN AMERICAN VALUE FUND	VAN KAMPEN COMSTOCK FUND

INVESTMENT INCOME:
Dividends	$		$8,471	$		$		$1,679	$16,696

EXPENSES:
Mortality and expense risk		47,483	4,076		1,822		12,460	1,292	7,692

NET INVESTMENT INCOME (LOSS)		(47,483)	4,395		(1,822)		(12,460)	387	9,004

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		(2,520,720)	(4,462)		(5,908)		(23,810)	27,765	(231,443)
Realized gain distributions

Net realized gain (loss)		(2,520,720)	(4,462)		(5,908)		(23,810)	27,765	(231,443)

Change in net unrealized appreciation (depreciation)
on investments		4,294,610	248,912		85,381		481,871	81,399	577,584

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$1,726,407	$248,845		$77,651		$445,601	$109,551	$355,145

INVESTMENT INCOME RATIO (2009)			1.08%					0.51%	1.26%

INVESTMENT INCOME RATIO (2008)			2.43%					0.29%	1.98%

INVESTMENT INCOME RATIO (2007)									1.64%

INVESTMENT INCOME RATIO (2006)									0.86%

INVESTMENT INCOME RATIO (2005)

The accompanying notes are an integral part of these financial statements.									(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

TOTAL FUTUREFUNDS SERIES ACCOUNT
(UNAUDITED)

INVESTMENT INCOME:
Dividends	$25,205,218

EXPENSES:
Mortality and expense risk	7,537,708

NET INVESTMENT INCOME	17,667,510

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(157,498,085)
Realized gain distributions	19,301,292

Net realized loss	(138,196,793)

Change in net unrealized depreciation
on investments	488,415,828

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$367,886,545

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AIM DYNAMICS FUND		AIM LARGE CAP GROWTH FUND		AIM SMALL CAP GROWTH FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(11,832)	$(18,483)	$(3,615)	$(6,517)	$(6,395)	$(10,072)
Net realized gain (loss)	20,706	141,526	(27,245)	(1,695)	(62,720)	(21,000)
Change in net unrealized appreciation (depreciation)
on investments	410,158	(1,192,373)	137,979	(305,529)	239,227	(433,431)

Increase (decrease) in net assets resulting
from operations	419,032	(1,069,330)	107,119	(313,741)	170,112	(464,503)

CONTRACT TRANSACTIONS:
Purchase payments	23,486	18,600	7,100	6,832	6,622	5,608
Redemptions	(80,331)	(140,257)	(40,631)	(59,770)	(41,843)	(110,738)
Transfers, net	(22,298)	(222,907)	(13,346)	(23,454)	(56,484)	(122,851)
Contract maintenance charges	(1,018)	(1,053)	(268)	(248)	(343)	(395)
Adjustments to net assets allocated to contracts
in payout phase

Decrease in net assets resulting from
contract transactions	(80,161)	(345,617)	(47,145)	(76,640)	(92,048)	(228,376)

Total increase (decrease) in net assets	338,871	(1,414,947)	59,974	(390,381)	78,064	(692,879)

NET ASSETS:
Beginning of period	1,082,246	2,497,193	481,982	872,363	608,492	1,301,371

End of period	$1,421,117	$1,082,246	$541,956	$481,982	$686,556	$608,492

CHANGES IN UNITS OUTSTANDING:
Units issued	21,945	26,472	12,223	13,439	4,721	2,213
Units redeemed	(49,195)	(85,795)	(21,968)	(24,647)	(15,378)	(22,414)

Net decrease	(27,250)	(59,323)	(9,745)	(11,208)	(10,657)	(20,201)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALGER BALANCED PORTFOLIO		ALGER MIDCAP GROWTH PORTFOLIO		AMERICAN CENTURY EQUITY INCOME FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,066	$41,377	$(101,606)	$(141,550)	$211,400	$293,938
Net realized gain (loss)	(111,259)	260,126	(2,448,721)	4,764,131	(820,777)	(269,369)
Change in net unrealized depreciation
on investments	547,341	(1,276,818)	6,962,234	(18,730,755)	1,707,399	(2,744,762)

Increase (decrease) in net assets resulting
from operations	479,148	(975,315)	4,411,907	(14,108,174)	1,098,022	(2,720,193)

CONTRACT TRANSACTIONS:
Purchase payments	30,652	38,063	694,580	1,227,804	1,009,343	1,287,925
Redemptions	(128,916)	(319,079)	(1,126,428)	(1,328,512)	(1,153,097)	(1,228,054)
Transfers, net	(85,710)	(213,599)	848,802	(2,304,027)	(668,808)	(1,051,055)
Contract maintenance charges	(1,587)	(1,698)	(6,743)	(6,843)	(4,706)	(3,105)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(185,561)	(496,313)	410,211	(2,411,578)	(817,268)	(994,289)

Total increase (decrease) in net assets	293,587	(1,471,628)	4,822,118	(16,519,752)	280,754	(3,714,482)

NET ASSETS:
Beginning of period	1,855,971	3,327,599	9,295,622	25,815,374	10,055,223	13,769,705

End of period	$2,149,558	$1,855,971	$14,117,740	$9,295,622	$10,335,977	$10,055,223

CHANGES IN UNITS OUTSTANDING:
Units issued	14,328	17,923	334,250	213,644	237,327	146,917
Units redeemed	(32,705)	(59,802)	(319,160)	(365,498)	(263,454)	(191,614)

Net increase (decrease)	(18,377)	(41,879)	15,090	(151,854)	(26,127)	(44,697)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AMERICAN CENTURY INCOME & GROWTH FUND		AMERICAN FUNDS GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,592	$2,215	$(1,419)	$5,120	$98,420	$3,254
Net realized gain (loss)	(4,610)	(47,955)	(944,866)	(116,093)	(1,412,577)	896,712
Change in net unrealized depreciation
on investments	35,601	(46,424)	2,659,519	(2,697,153)	5,947,042	(11,342,115)

Increase (decrease) in net assets resulting
from operations	33,583	(92,164)	1,713,234	(2,808,126)	4,632,885	(10,442,149)

CONTRACT TRANSACTIONS:
Purchase payments		5,203	1,466,468	1,318,143	1,946,824	2,390,928
Redemptions		(52,868)	(482,260)	(499,370)	(1,408,253)	(1,718,997)
Transfers, net	14,386	18,851	(1,447,897)	3,799,419	518,167	1,490,343
Contract maintenance charges			(9,571)	(10,415)	(21,108)	(15,729)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	14,386	(28,814)	(473,260)	4,607,777	1,035,630	2,146,545

Total increase (decrease) in net assets	47,969	(120,978)	1,239,974	1,799,651	5,668,515	(8,295,604)

NET ASSETS:
Beginning of period	159,434	280,412	5,440,312	3,640,661	12,537,907	20,833,511

End of period	$207,403	$159,434	$6,680,286	$5,440,312	$18,206,422	$12,537,907

CHANGES IN UNITS OUTSTANDING:
Units issued	2,985	8,612	444,417	587,092	674,221	759,570
Units redeemed	(675)	(11,517)	(499,647)	(141,623)	(645,540)	(599,887)

Net increase (decrease)	2,310	(2,905)	(55,230)	445,469	28,681	159,683

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES		COLUMBIA MID CAP VALUE FUND		DAVIS NEW YORK VENTURE FUND
	2009	2008	2009	2008	2009	2008
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,998	$4,079	$4,346	$3,872	$(7,337)	$9,605
Net realized gain (loss)	(1,299)	17,586	(86,516)	(7,479)	(993,978)	(65,448)
Change in net unrealized appreciation (depreciation)
on investments	28,056	(76,905)	438,445	(203,322)	2,083,077	(2,044,867)

Increase (decrease) in net assets resulting
from operations	31,755	(55,240)	356,275	(206,929)	1,081,762	(2,100,710)

CONTRACT TRANSACTIONS:
Purchase payments		11	307,196	63,415	922,664	849,710
Redemptions		(23,128)	(71,892)	(10,313)	(390,398)	(252,140)
Transfers, net	(1,407)	7,159	470,517	785,831	(778,074)	2,388,689
Contract maintenance charges			(6,337)	(1,437)	(6,843)	(7,109)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(1,407)	(15,958)	699,484	837,496	(252,651)	2,979,150

Total increase (decrease) in net assets	30,348	(71,198)	1,055,759	630,567	829,111	878,440

NET ASSETS:
Beginning of period	138,398	209,596	630,567	0	3,956,866	3,078,426

End of period	$168,746	$138,398	$1,686,326	$630,567	$4,785,977	$3,956,866

CHANGES IN UNITS OUTSTANDING:
Units issued		826	224,592	113,347	353,261	457,137
Units redeemed	(118)	(1,804)	(117,332)	(9,390)	(396,327)	(149,487)

Net increase (decrease)	(118)	(978)	107,260	103,957	(43,066)	307,650

(1) The investment division commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	FEDERATED CAPITAL APPRECIATION FUND		FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,260)	$9,757	$168,624	$9,972	$(255,778)	$(122,488)
Net realized gain (loss)	(1,369,089)	(192,854)	(1,138,059)	860,092	(4,509,197)	(1,049,591)
Change in net unrealized depreciation
on investments	2,058,798	(2,121,382)	8,580,377	(18,434,424)	17,399,378	(47,448,286)

Increase (decrease) in net assets resulting
from operations	687,449	(2,304,479)	7,610,942	(17,564,360)	12,634,403	(48,620,365)

CONTRACT TRANSACTIONS:
Purchase payments	674,964	974,926	2,196,732	3,156,245	2,426,757	3,985,220
Redemptions	(535,712)	(520,273)	(2,045,467)	(3,343,389)	(4,021,028)	(7,712,890)
Transfers, net	(1,880,385)	1,002,396	2,981,773	(419,372)	(5,716,643)	(4,788,605)
Contract maintenance charges	(7,725)	(10,845)	(12,120)	(11,758)	(23,100)	(27,965)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(1,748,858)	1,446,204	3,120,918	(618,274)	(7,334,014)	(8,544,240)

Total increase (decrease) in net assets	(1,061,409)	(858,275)	10,731,860	(18,182,634)	5,300,389	(57,164,605)

NET ASSETS:
Beginning of period	5,702,599	6,560,874	22,950,783	41,133,417	50,817,823	107,982,428

End of period	$4,641,190	$5,702,599	$33,682,643	$22,950,783	$56,118,212	$50,817,823

CHANGES IN UNITS OUTSTANDING:
Units issued	170,377	311,650	651,072	392,918	448,663	586,815
Units redeemed	(333,012)	(207,093)	(470,606)	(425,551)	(998,324)	(982,343)

Net increase (decrease)	(162,635)	104,557	180,466	(32,633)	(549,661)	(395,528)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	FRANKLIN SMALL-MID CAP GROWTH FUND		JANUS ASPEN WORLDWIDE PORTFOLIO		JANUS FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(593)	$(735)	$6,554	$5,280	$(167)	$4
Net realized gain (loss)	(3,945)	(982)	(83,217)	(61,670)	(215)	1,123
Change in net unrealized appreciation (depreciation)
on investments	32,952	(50,707)	454,269	(907,078)	19,628	(30,979)

Increase (decrease) in net assets resulting
from operations	28,414	(52,424)	377,606	(963,468)	19,246	(29,852)

CONTRACT TRANSACTIONS:
Purchase payments			77,257	92,554		10
Redemptions	(4,311)	(5,360)	(33,212)	(170,980)		(5,019)
Transfers, net	2,387	1,031	(17,170)	(198,900)	11,372	8,562
Contract maintenance charges			(493)	(567)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(1,924)	(4,329)	26,382	(277,893)	11,372	3,553

Total increase (decrease) in net assets	26,490	(56,753)	403,988	(1,241,361)	30,618	(26,299)

NET ASSETS:
Beginning of period	69,691	126,444	1,103,465	2,344,826	49,645	75,944

End of period	$96,181	$69,691	$1,507,453	$1,103,465	$80,263	$49,645

CHANGES IN UNITS OUTSTANDING:
Units issued	516	192	12,889	15,521	2,243	1,636
Units redeemed	(892)	(653)	(14,464)	(36,791)	(295)	(732)

Net increase (decrease)	(376)	(461)	(1,575)	(21,270)	1,948	904

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS TWENTY FUND		JANUS WORLDWIDE FUND		JENSEN PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(43,362)	$(61,062)	$2,888	$(2,658)	$3,543	$178
Net realized gain (loss)	100,260	393,166	(44,179)	27,755	(54,232)	85,268
Change in net unrealized appreciation (depreciation)
on investments	1,392,822	(3,182,236)	452,857	(1,159,088)	356,503	(684,325)

Increase (decrease) in net assets resulting
from operations	1,449,720	(2,850,132)	411,566	(1,133,991)	305,814	(598,879)

CONTRACT TRANSACTIONS:
Purchase payments	549		3,508	5,618		179,387
Redemptions	(272,473)	(613,993)	(92,128)	(222,916)	(139,074)	(213,500)
Transfers, net	(91,159)	(207,862)	(61,501)	(123,073)	(97,705)	(210,783)
Contract maintenance charges	(3,443)	(3,817)	(881)	(1,114)	(755)	(837)
Adjustments to net assets allocated to contracts
in payout phase

Decrease in net assets resulting from
contract transactions	(366,526)	(825,672)	(151,002)	(341,485)	(237,534)	(245,733)

Total increase (decrease) in net assets	1,083,194	(3,675,804)	260,564	(1,475,476)	68,280	(844,612)

NET ASSETS:
Beginning of period	3,690,379	7,366,183	1,243,998	2,719,474	1,299,974	2,144,586

End of period	$4,773,573	$3,690,379	$1,504,562	$1,243,998	$1,368,254	$1,299,974

CHANGES IN UNITS OUTSTANDING:
Units issued	8,932	23,153	8,485	26,183	9,421	58,636
Units redeemed	(76,356)	(128,225)	(45,226)	(84,405)	(35,702)	(82,614)

Net decrease	(67,424)	(105,072)	(36,741)	(58,222)	(26,281)	(23,978)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	LEGG MASON VALUE TRUST		LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY SMALL COMPANY VALUE FUND
	2009	2008	2009	2009	2008
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,186)	$(46,887)	$(182)	$(1,279)	$4,586
Net realized gain (loss)	(728,139)	(274,552)	13	5,696	(295,889)
Change in net unrealized appreciation (depreciation)
on investments	1,498,258	(3,244,038)	11,266	106,427	88,966

Increase (decrease) in net assets resulting
from operations	768,933	(3,565,477)	11,097	110,844	(202,337)

CONTRACT TRANSACTIONS:
Purchase payments		372,095	4,729		162,839
Redemptions	(308,836)	(834,911)	(268)	(29,892)	(53,002)
Transfers, net	(234,581)	(1,260,717)	304,268	(178,792)	(203,295)
Contract maintenance charges	(1,548)	(2,546)	(347)	(759)	(2,252)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(544,965)	(1,726,079)	308,382	(209,443)	(95,710)

Total increase (decrease) in net assets	223,968	(5,291,556)	319,479	(98,599)	(298,047)

NET ASSETS:
Beginning of period	2,374,506	7,666,062	0	303,383	601,430

End of period	$2,598,474	$2,374,506	$319,479	$204,784	$303,383

CHANGES IN UNITS OUTSTANDING:
Units issued	52,075	58,119	28,473	6,119	174,653
Units redeemed	(131,837)	(229,016)	(314)	(34,144)	(187,655)

Net increase (decrease)	(79,762)	(170,897)	28,159	(28,025)	(13,002)

(1) The investment division commenced operations on July 31, 2009.

The accompanying notes are an integral part of these financial statements.					(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM AGGRESSIVE PROFILE I PORTFOLIO		MAXIM ARIEL MIDCAP VALUE PORTFOLIO		MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$672,540	$697,229	$(246,391)	$584,075	$(39,305)	$484,401
Net realized gain (loss)	(2,039,409)	8,514,604	(48,980,778)	34,129,159	(30,312,587)	6,406,147
Change in net unrealized appreciation (depreciation)
on investments	29,853,721	(63,015,937)	66,014,081	(56,277,382)	42,719,368	(32,752,218)

Increase (decrease) in net assets resulting
from operations	28,486,852	(53,804,104)	16,786,912	(21,564,148)	12,367,476	(25,861,670)

CONTRACT TRANSACTIONS:
Purchase payments	17,145,128	21,151,418	1,150,246	1,985,740	705,842	5,720,976
Redemptions	(6,367,993)	(7,764,848)	(2,659,980)	(5,069,106)	(1,635,935)	(4,163,712)
Transfers, net	(9,381,332)	(8,218,561)	273,230	(3,123,452)	(27,502,451)	(6,516,756)
Contract maintenance charges	(152,720)	(162,540)	(12,326)	(12,045)	(15,002)	(36,613)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	1,243,083	5,005,469	(1,248,830)	(6,218,863)	(28,447,546)	(4,996,105)

Total increase (decrease) in net assets	29,729,935	(48,798,635)	15,538,082	(27,783,011)	(16,080,070)	(30,857,775)

NET ASSETS:
Beginning of period	82,281,158	131,079,793	29,743,214	57,526,225	28,956,073	59,813,848

End of period	$112,011,093	$82,281,158	$45,281,296	$29,743,214	$12,876,003	$28,956,073

CHANGES IN UNITS OUTSTANDING:
Units issued	1,695,599	1,546,674	296,528	252,259	215,340	386,063
Units redeemed	(1,526,074)	(1,229,510)	(325,969)	(445,380)	(1,800,567)	(610,444)

Net increase (decrease)	169,525	317,164	(29,441)	(193,121)	(1,585,227)	(224,381)

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM BOND INDEX PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM INDEX 600 PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$630,836	$653,167	$1,343,181	$1,698,508	$(2,001)	$17,592
Net realized gain (loss)	236,978	(173,259)	108,324	740,092	(959,949)	1,908,837
Change in net unrealized appreciation (depreciation)
on investments	113,777	439,698	7,545,061	(9,230,048)	4,163,482	(9,172,697)

Increase (decrease) in net assets resulting
from operations	981,591	919,606	8,996,566	(6,791,448)	3,201,532	(7,246,268)

CONTRACT TRANSACTIONS:
Purchase payments	1,710,031	1,644,371	7,110,740	7,253,724	1,147,501	1,863,759
Redemptions	(1,407,906)	(1,435,011)	(5,448,408)	(4,532,142)	(1,288,005)	(1,783,171)
Transfers, net	131,348	1,899,001	(2,104,039)	1,713,939	(1,835,876)	(413,704)
Contract maintenance charges	(28,808)	(21,404)	(42,047)	(55,033)	(10,751)	(14,212)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	404,665	2,086,957	(483,754)	4,380,488	(1,987,131)	(347,328)

Total increase (decrease) in net assets	1,386,256	3,006,563	8,512,812	(2,410,960)	1,214,401	(7,593,596)

NET ASSETS:
Beginning of period	17,660,813	14,654,250	42,653,441	45,064,401	15,317,797	22,911,393

End of period	$19,047,069	$17,660,813	$51,166,253	$42,653,441	$16,532,198	$15,317,797

CHANGES IN UNITS OUTSTANDING:
Units issued	507,290	598,377	746,158	823,036	221,829	271,611
Units redeemed	(471,275)	(443,839)	(749,106)	(563,396)	(318,614)	(269,069)

Net increase (decrease)	36,015	154,538	(2,948)	259,640	(96,785)	2,542

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM INVESCO ADR PORTFOLIO		MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO II
	2009	2008	2009	2009	2009	2009
			(1)	(1)	(1)	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$132,764	$214,106	$1,621	$2,199	$577	$
Net realized gain (loss)	(2,297,775)	798,060	219	1	2
Change in net unrealized appreciation (depreciation)
on investments	4,737,846	(6,636,067)	306	10,456	1,354	1

Increase (decrease) in net assets resulting
from operations	2,572,835	(5,623,901)	2,146	12,656	1,933	1

CONTRACT TRANSACTIONS:
Purchase payments	1,293,712	1,141,122	2,458	8,433	659	50
Redemptions	(1,112,275)	(1,323,124)	(52,660)
Transfers, net	(1,516,291)	1,348,240	190,715	264,078	85,267
Contract maintenance charges	(22,526)	(14,189)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(1,357,380)	1,152,049	140,513	272,511	85,926	50

Total increase (decrease) in net assets	1,215,455	(4,471,852)	142,659	285,167	87,859	51

NET ASSETS:
Beginning of period	8,935,489	13,407,341	0	0	0	0

End of period	$10,150,944	$8,935,489	$142,659	$285,167	$87,859	$51

CHANGES IN UNITS OUTSTANDING:
Units issued	275,520	314,189	18,502	23,976	7,234	4
Units redeemed	(353,497)	(208,421)	(6,180)	(117)

Net increase (decrease)	(77,977)	105,768	12,322	23,859	7,234	4

(1) The investment division commenced operations on May 8, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM LOOMIS SAYLES BOND PORTFOLIO		MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO		MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,695,125	$5,187,049	$(29,358)	$(64,247)	$(8,652)	$212,744
Net realized gain (loss)	(843,914)	519,383	(1,730,523)	(126,810)	(4,931,597)	408,416
Change in net unrealized depreciation
on investments	17,765,202	(22,276,909)	4,168,462	(4,410,498)	11,118,317	(29,424,277)

Increase (decrease) in net assets resulting
from operations	20,616,413	(16,570,477)	2,408,581	(4,601,555)	6,178,068	(28,803,117)

CONTRACT TRANSACTIONS:
Purchase payments	6,035,924	7,911,196	1,243,644	1,347,752	1,261,147	2,967,576
Redemptions	(5,438,695)	(6,284,298)	(1,246,359)	(1,068,429)	(2,140,019)	(4,912,275)
Transfers, net	(3,045,953)	(2,935,667)	(2,901,055)	1,143,393	(1,517,113)	(6,885,476)
Contract maintenance charges	(51,857)	(52,127)	(12,473)	(10,928)	(7,409)	(15,873)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(2,500,581)	(1,360,896)	(2,916,243)	1,411,788	(2,403,394)	(8,846,048)

Total increase (decrease) in net assets	18,115,832	(17,931,373)	(507,662)	(3,189,767)	3,774,674	(37,649,165)

NET ASSETS:
Beginning of period	55,893,556	73,824,929	9,552,222	12,741,989	22,244,812	59,893,977

End of period	$74,009,388	$55,893,556	$9,044,560	$9,552,222	$26,019,486	$22,244,812

CHANGES IN UNITS OUTSTANDING:
Units issued	627,480	665,037	205,563	268,442	279,989	357,114
Units redeemed	(699,564)	(727,453)	(358,811)	(192,240)	(442,906)	(770,675)

Net increase (decrease)	(72,084)	(62,416)	(153,248)	76,202	(162,917)	(413,561)

The accompanying notes are an integral part of these financial statements						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM MODERATE PROFILE I PORTFOLIO		MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,946,497	$6,832,854	$3,566,438	$6,066,356	$1,218,177	$1,875,237
Net realized gain (loss)	1,882,024	13,713,870	(1,114,930)	13,369,757	144,758	1,767,267
Change in net unrealized depreciation
on investments	51,265,372	(93,304,030)	59,210,441	(110,362,417)	11,011,776	(16,364,112)

Increase (decrease) in net assets resulting
from operations	57,093,893	(72,757,306)	61,661,949	(90,926,304)	12,374,711	(12,721,608)

CONTRACT TRANSACTIONS:
Purchase payments	34,886,764	40,784,668	36,311,764	43,836,411	9,031,729	9,842,792
Redemptions	(18,316,293)	(18,616,858)	(15,638,463)	(18,510,765)	(5,415,097)	(5,710,445)
Transfers, net	(19,789,988)	(14,418,027)	(21,713,673)	(16,032,335)	(3,826,407)	274,152
Contract maintenance charges	(357,011)	(376,779)	(343,074)	(366,047)	(83,693)	(83,136)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(3,576,528)	7,373,004	(1,383,446)	8,927,264	(293,468)	4,323,363

Total increase (decrease) in net assets	53,517,365	(65,384,302)	60,278,503	(81,999,040)	12,081,243	(8,398,245)

NET ASSETS:
Beginning of period	237,498,683	302,882,985	212,037,186	294,036,226	57,035,618	65,433,863

End of period	$291,016,048	$237,498,683	$272,315,689	$212,037,186	$69,116,861	$57,035,618

CHANGES IN UNITS OUTSTANDING:
Units issued	2,766,973	3,045,993	2,914,290	3,049,730	895,936	1,072,427
Units redeemed	(2,987,730)	(2,670,705)	(2,902,577)	(2,515,042)	(917,201)	(819,178)

Net increase (decrease)	(220,757)	375,288	11,713	534,688	(21,265)	253,249

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM MONEY MARKET PORTFOLIO		MAXIM SMALL-CAP GROWTH PORTFOLIO		MAXIM STOCK INDEX PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(905,309)	$976,564	$(127,115)	$(193,822)	$1,337,693	$1,614,578
Net realized loss			(1,062,076)	(806,831)	(22,872,906)	(10,193,793)
Change in net unrealized depreciation
on investments			4,859,240	(9,159,216)	62,950,019	(105,624,736)

Increase (decrease) in net assets resulting
from operations	(905,309)	976,564	3,670,049	(10,159,869)	41,414,806	(114,203,951)

CONTRACT TRANSACTIONS:
Purchase payments	2,584,398	2,837,498			5,291,491	7,478,926
Redemptions	(12,784,222)	(16,080,979)	(990,745)	(2,008,775)	(15,834,294)	(26,720,394)
Transfers, net	(3,059,861)	8,189,873	(578,616)	(1,128,738)	(7,204,941)	(10,526,891)
Contract maintenance charges	(36,119)	(34,156)	(5,841)	(6,574)	(85,411)	(87,143)
Adjustments to net assets allocated to contracts
in payout phase	103,017	(4,733)			62,047	(82,749)

Decrease in net assets resulting from
contract transactions	(13,192,787)	(5,092,497)	(1,575,202)	(3,144,087)	(17,771,108)	(29,938,251)

Total increase (decrease) in net assets	(14,098,096)	(4,115,933)	2,094,847	(13,303,956)	23,643,698	(144,142,202)

NET ASSETS:
Beginning of period	103,561,498	107,677,431	13,112,181	26,416,137	178,057,590	322,199,792

End of period	$89,463,402	$103,561,498	$15,207,028	$13,112,181	$201,701,288	$178,057,590

CHANGES IN UNITS OUTSTANDING:
Units issued	807,183	1,366,969	47,805	60,945	1,257,243	1,087,441
Units redeemed	(1,447,494)	(1,661,384)	(157,590)	(224,043)	(1,631,089)	(1,565,883)

Net decrease	(640,311)	(294,415)	(109,785)	(163,098)	(373,846)	(478,442)

The accompanying notes are an integral part of these financial statements						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO		MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO		MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$515,336	$1,168,626	$(178,719)	$(234,095)	$1,283,121	$1,374,513
Net realized gain (loss)	(4,125,033)	4,805,231	(1,199,907)	6,410,723	419,122	(57,047)
Change in net unrealized appreciation (depreciation)
on investments	14,658,636	(37,799,788)	29,420,619	(49,194,152)	309,493	757,788

Increase (decrease) in net assets resulting
from operations	11,048,939	(31,825,931)	28,041,993	(43,017,524)	2,011,736	2,075,254

CONTRACT TRANSACTIONS:
Purchase payments	2,303,473	3,659,038	8,070,097	9,839,552	1,508,649	1,627,048
Redemptions	(4,762,280)	(10,001,135)	(5,480,060)	(7,194,677)	(3,552,141)	(3,292,397)
Transfers, net	(537,410)	(6,180,155)	(5,204,359)	(5,991,930)	(711,620)	2,633,600
Contract maintenance charges	(23,575)	(21,600)	(71,777)	(70,260)	(7,460)	(6,975)
Adjustments to net assets allocated to contracts
in payout phase	8,545	(19,569)

Increase (decrease) in net assets resulting from
contract transactions	(3,011,247)	(12,563,421)	(2,686,099)	(3,417,315)	(2,762,572)	961,276

Total increase (decrease) in net assets	8,037,692	(44,389,352)	25,355,894	(46,434,839)	(750,836)	3,036,530

NET ASSETS:
Beginning of period	50,885,975	95,275,327	62,255,472	108,690,311	41,210,702	38,174,172

End of period	$58,923,667	$50,885,975	$87,611,366	$62,255,472	$40,459,866	$41,210,702

CHANGES IN UNITS OUTSTANDING:
Units issued	585,198	362,760	786,896	639,447	338,390	484,402
Units redeemed	(655,468)	(866,366)	(850,107)	(773,476)	(457,443)	(418,587)

Net increase (decrease)	(70,270)	(503,606)	(63,211)	(134,029)	(119,053)	65,815

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MFS CORE GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,439)	$(2,354)	$(24,014)	$(31,018)	$6,012	$83,122
Net realized gain (loss)	(2,702)	17,143	(241,471)	92,423	(996,179)	531,654
Change in net unrealized depreciation
on investments	43,487	(120,958)	1,261,383	(2,089,104)	4,258,641	(5,825,174)

Increase (decrease) in net assets resulting
from operations	39,346	(106,169)	995,898	(2,027,699)	3,268,474	(5,210,398)

CONTRACT TRANSACTIONS:
Purchase payments	768	1,232	366,229	601,160	1,618,079	2,050,635
Redemptions	(3,294)	(11,968)	(249,145)	(328,851)	(1,009,191)	(880,524)
Transfers, net	(6,901)	(5,241)	54,578	(606,345)	1,474,012	(119,284)
Contract maintenance charges	(58)	(61)	(2,817)	(3,345)	(15,535)	(6,690)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(9,485)	(16,038)	168,845	(337,381)	2,067,365	1,044,137

Total increase (decrease) in net assets	29,861	(122,207)	1,164,743	(2,365,080)	5,335,839	(4,166,261)

NET ASSETS:
Beginning of period	176,974	299,181	2,264,629	4,629,709	7,804,475	11,970,736

End of period	$206,835	$176,974	$3,429,372	$2,264,629	$13,140,314	$7,804,475

CHANGES IN UNITS OUTSTANDING:
Units issued	544	6,005	203,458	154,084	513,717	337,621
Units redeemed	(1,677)	(7,654)	(185,763)	(182,281)	(340,333)	(254,583)

Net increase (decrease)	(1,133)	(1,649)	17,695	(28,197)	173,384	83,038

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PIMCO TOTAL RETURN PORTFOLIO		PIONEER EQUITY INCOME VCT PORTFOLIO		PUTNAM HIGH YIELD ADVANTAGE FUND
	2009	2008	2009	2008	2009	2008
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$719,319	$558,185	$23,619	$26,630	$74,649	$5,258
Net realized gain (loss)	184,382	602,688	(245,974)	(18,461)	117,630	(1,304)
Change in net unrealized appreciation (depreciation)
on investments	953,318	(733,853)	347,722	(587,541)	162,149	(36,836)

Increase (decrease) in net assets resulting
from operations	1,857,019	427,020	125,367	(579,372)	354,428	(32,882)

CONTRACT TRANSACTIONS:
Purchase payments	1,373,678	1,382,693	78,883	306,780	112,697	8,867
Redemptions	(2,230,231)	(1,655,509)	(126,685)	(113,581)	(187,365)	(51)
Transfers, net	4,277,396	2,976,762	(171,768)	(543,836)	1,254,938	208,977
Contract maintenance charges	(12,755)	(6,909)	(391)	(391)	(584)	(244)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	3,408,088	2,697,037	(219,961)	(351,028)	1,179,686	217,549

Total increase (decrease) in net assets	5,265,107	3,124,057	(94,594)	(930,400)	1,534,114	184,667

NET ASSETS:
Beginning of period	14,297,505	11,173,448	1,154,970	2,085,370	184,667	0

End of period	$19,562,612	$14,297,505	$1,060,376	$1,154,970	$1,718,781	$184,667

CHANGES IN UNITS OUTSTANDING:
Units issued	669,830	733,048	19,645	47,903	266,825	26,192
Units redeemed	(445,343)	(525,441)	(40,227)	(75,739)	(133,784)	(1,285)

Net increase (decrease)	224,487	207,607	(20,582)	(27,836)	133,041	24,907

(1) The investment division commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND
	2009	2008	2009	2008	2009	2008
		(1)				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,332)	$2,157	$(47,483)	$(60,571)	$4,395	$3,392
Net realized gain (loss)	144,220	(35,256)	(2,520,720)	(1,616,611)	(4,462)	(21,401)
Change in net unrealized appreciation (depreciation)
on investments	162,728	(43,762)	4,294,610	(1,932,436)	248,912	(54,924)

Increase (decrease) in net assets resulting
from operations	305,616	(76,861)	1,726,407	(3,609,618)	248,845	(72,933)

CONTRACT TRANSACTIONS:
Purchase payments	134,639	40,152	1,191,600	1,889,035	164,816	51,096
Redemptions	(112,803)	(10,339)	(618,642)	(612,762)	(60,543)	(669)
Transfers, net	1,372,500	162,158	(134,102)	(225,024)	518,500	292,211
Contract maintenance charges	(1,093)	(228)	(3,043)	(3,060)	(2,607)	(11)
Adjustments to net assets allocated to contracts
in payout phase

Increase in net assets resulting from
contract transactions	1,393,243	191,743	435,813	1,048,189	620,166	342,627

Total increase (decrease) in net assets	1,698,859	114,882	2,162,220	(2,561,429)	869,011	269,694

NET ASSETS:
Beginning of period	114,882	0	5,394,207	7,955,636	269,694	0

End of period	$1,813,741	$114,882	$7,556,427	$5,394,207	$1,138,705	$269,694

CHANGES IN UNITS OUTSTANDING:
Units issued	372,905	40,743	517,320	449,246	169,008	49,940
Units redeemed	(171,209)	(18,745)	(471,794)	(351,805)	(75,633)	(10,365)

Net increase	201,696	21,998	45,526	97,441	93,375	39,575

(1) The investment division commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	RS SELECT GROWTH FUND		RS SMALL CAP GROWTH FUND		VAN KAMPEN AMERICAN VALUE FUND
	2009	2008	2009	2008	2009	2008
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,822)	$(2,780)	$(12,460)	$(18,284)	$387	$(57)
Net realized gain (loss)	(5,908)	(3,771)	(23,810)	33,345	27,765	(52,912)
Change in net unrealized appreciation (depreciation)
on investments	85,381	(160,784)	481,871	(1,043,050)	81,399	(34,142)

Increase (decrease) in net assets resulting
from operations	77,651	(167,335)	445,601	(1,027,989)	109,551	(87,111)

CONTRACT TRANSACTIONS:
Purchase payments	690		3,296		58,767	10,021
Redemptions	(12,794)	(17,483)	(101,829)	(140,305)	(48,252)	(7,496)
Transfers, net	(22,276)	(40,088)	(68,073)	(110,693)	870,998	203,496
Contract maintenance charges	(138)	(172)	(893)	(1,036)	(1,948)	(215)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(34,518)	(57,743)	(167,499)	(252,034)	879,565	205,806

Total increase (decrease) in net assets	43,133	(225,078)	278,102	(1,280,023)	989,116	118,695

NET ASSETS:
Beginning of period	178,988	404,066	1,091,349	2,371,372	118,695	0

End of period	$222,121	$178,988	$1,369,451	$1,091,349	$1,107,811	$118,695

CHANGES IN UNITS OUTSTANDING:
Units issued	2,012	3,611	7,074	14,025	174,082	62,628
Units redeemed	(5,637)	(9,179)	(54,072)	(65,680)	(64,273)	(43,476)

Net increase (decrease)	(3,625)	(5,568)	(46,998)	(51,655)	109,809	19,152

(1) The investment division commenced operations on May 27, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	VAN KAMPEN COMSTOCK FUND		TOTAL FUTUREFUNDS SERIES ACCOUNT
	2009	2008	2009	2008
			(UNAUDITED)	(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,004	$17,367	$17,667,510	$29,729,267
Net realized gain (loss)	(231,443)	(161,616)	(138,196,793)	86,542,635
Change in net unrealized depreciation
on investments	577,584	(454,560)	488,415,828	(785,192,153)

Increase (decrease) in net assets resulting
from operations	355,145	(598,809)	367,886,545	(668,920,251)

CONTRACT TRANSACTIONS:
Purchase payments	189,496	251,257	155,896,949	195,627,631
Redemptions	(101,427)	(78,540)	(128,840,481)	(169,770,078)
Transfers, net	55,314	294,578	(108,211,519)	(64,530,042)
Contract maintenance charges	(412)	(311)	(1,521,849)	(1,580,040)
Adjustments to net assets allocated to contracts
in payout phase			173,609	(107,051)

Decrease in net assets resulting from
contract transactions	142,971	466,984	(82,503,291)	(40,359,580)

Total increase (decrease) in net assets	498,116	(131,825)	285,383,254	(709,279,831)

NET ASSETS:
Beginning of period	1,118,143	1,249,968	1,438,911,924	2,148,191,755

End of period	$1,616,259	$1,118,143	$1,724,295,178	$1,438,911,924

CHANGES IN UNITS OUTSTANDING:
Units issued	81,225	112,485	22,242,106	22,687,115
Units redeemed	(60,892)	(65,480)	(25,612,687)	(22,615,360)

Net increase (decrease)	20,333	47,005	(3,370,581)	71,755

The accompanying notes are an integral part of these financial statements.				(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.	ORGANIZATION
The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law.  In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado.  The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Series Account is a funding vehicle for both group and individual variable annuity contracts.  The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the investment divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities.  The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements and financial highlights of each of the investment divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Security Valuation

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Series Account’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

During 2009, the only investments of each of the investment divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Security Transactions

Investments made in the investment divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in securities of governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Certain investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Certain investment divisions invest in high yield bonds, some of which may be rated below investment grade.  These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions.  The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

Net assets of each investment division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table.  The assumed investment return is 5 percent.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as Surrenders reflected in the respective Statement of Changes in Net Assets of which there were none for the years ended December 31, 2009 and 2008.  These excess amounts are represented as either a Due to or Due from Great-West Life & Annuity Insurance Company on the respective Statement of Assets and Liabilities.

Federal Income Taxes

The operations of each of the investment divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the investment divisions of the Series Account to the extent the earnings are credited under the contracts.  Based on this, no charge is being made currently to the Series Account for federal income taxes.  The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law.  A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Investment Income Ratio

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets during the year.  The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Series Account adopted SFAS No. 168 and the ASC for the annual period ended December 31, 2009.

In April 2009, the FASB issued Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly (FSP No. FAS 157-4).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  Each investment division of the Series Account adopted these provisions of ASC topic 820 relating to these considerations for the annual period ended December 31, 2009.  The adoption had no impact on the financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  Each investment division of the Series Account adopted these provisions of ASC topic 855 for the annual period ended December 31, 2009.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:
Investment Division	Purchases	Sales

Aim Dynamics Fund	$72,965	$163,524
Aim Large Cap Growth Fund	43,909	94,677
Aim Small Cap Growth Fund	8,285	107,970
Alger Balanced Portfolio	141,096	283,673
Alger Midcap Growth Portfolio	2,186,794	1,876,397
American Century Equity Income Fund	1,795,579	2,366,933
American Century Income & Growth Fund	23,281	6,306
American Funds Growth Fund Of America	1,449,964	1,907,744
Artisan International Fund	3,391,703	2,252,249
Columbia Asset Allocation Fund Variable Series	6,115	2,528
Columbia Mid Cap Value Fund	968,933	267,827
Davis New York Venture Fund	1,493,123	1,722,665
Federated Capital Appreciation Fund	621,904	2,369,925
Fidelity VIP Contrafund Portfolio	6,068,063	2,858,297
Fidelity VIP Growth Portfolio	1,311,955	8,838,760
Franklin Small-Mid Cap Growth Fund	3,088	5,606
Janus Aspen Worldwide Portfolio	150,856	117,974
Janus Fund	13,176	1,971
Janus Twenty Fund	10,737	416,930
Janus Worldwide Fund	29,431	175,196
Jensen Portfolio	14,144	248,630
Legg Mason Value Trust	22,137	570,243
Lord Abbett Value Opportunities Fund	304,243	372
Mainstay Small Company Value Fund	36,844	247,398
Maxim Aggressive Profile I Portfolio	14,016,312	10,509,253
Maxim Ariel Midcap Value Portfolio	4,413,519	3,862,090
Maxim Ariel Small-Cap Value Portfolio	1,602,649	30,092,165
Maxim Bond Index Portfolio	5,721,836	4,467,870
Maxim Conservative Profile I Portfolio	9,370,237	7,521,144
Maxim Index 600 Portfolio	1,425,226	3,330,302
Maxim Invesco ADR Portfolio	1,750,678	2,971,364
Maxim Lifetime 2015 Portfolio II	199,234	7,609
Maxim Lifetime 2025 Portfolio II	274,532	12
Maxim Lifetime 2035 Portfolio II	86,556	48
Maxim Lifetime 2045 Portfolio II	50	0
Maxim Loomis Sayles Bond Portfolio	10,301,451	9,084,766
Maxim Loomis Sayles Small-Cap Value Portfolio	1,197,874	4,125,354
Maxim MFS International Value Portfolio	1,291,902	3,660,541
Maxim Moderate Profile I Portfolio	31,532,262	23,896,999
Maxim Moderately Aggressive Profile I Portfolio	31,908,823	24,226,855
Maxim Moderately Conservative Profile I Portfolio	11,008,748	8,312,378
Maxim Money Market Portfolio	3,968,977	18,329,416
Maxim Small-Cap Growth Portfolio	14,430	1,707,200
Maxim Stock Index Portfolio	5,656,308	22,309,144
Maxim T. Rowe Price Equity/Income Portfolio	4,823,706	7,294,437
Maxim T. Rowe Price Midcap Growth Portfolio	7,246,183	10,090,217
Maxim U.S. Government Mortgage Securities Portfolio	5,066,361	6,120,285
MFS Core Growth Fund	798	11,728
Oppenheimer Capital Appreciation Fund	1,066,681	917,947
Oppenheimer Global Fund	4,203,762	2,111,387
Pimco Total Return Portfolio	6,991,049	2,762,336
Pioneer Equity Income VCT Portfolio	151,711	347,484
Putnam High Yield Advantage Fund	2,250,026	998,171
Putnam International Capital Opportunities Fund	2,350,654	958,768
Ridgeworth Small Cap Growth Stock Fund	3,035,672	2,648,328
Royce Total Return Fund	960,746	331,412
RS Select Growth Fund	625	36,970
RS Small Cap Growth Fund	4,448	184,311
Van Kampen American Value Fund	1,175,324	305,886
Van Kampen Comstock Fund	473,867	322,539

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year.  If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining and is recorded as Contract Maintenance Charges on the Statement of Changes in Net Assets.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account.  The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.  This charge is recorded as a redemption on the Statement of Changes in Net Assets.

Deductions for Premium Taxes

The Company may deduct from each participant’s account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners’ accounts or of the Account.  This charge is netted with purchase payments on the Statement of Changes in Net Assets.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each investment division of the Series Account equal to an annual rate from 0.00% to 1.25% depending on the size of the contract.  This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks.  The level of this charge is guaranteed and will not change.  The accrued amount is represented as Due to Great-West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

Related Party Transactions

Maxim Series Fund, Inc., portfolios of which are underlying certain investment divisions, are registered investment companies affiliated with the Company.  GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC (“MCM”)) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc.  Fees are assessed against the average daily net assets of the affiliated funds to compensate MCM for investment advisory services.

5.         SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

6.         FINANCIAL HIGHLIGHTS

For each investment division a summary of accumulation units outstanding for variable annuity contracts, the range of lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2009 is included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the respective investment divisions of the Series Account, consisting of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.  As the total return for each of the periods in the five years ended December 31, 2009 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
	Units	Unit Fair Value			Net Assets	Expense Ratio			Total Return
	(000s)	lowest to highest			(000s)	lowest to highest			lowest to highest

AIM DYNAMICS FUND
2009	227	$5.74	to	$6.47	$1,421	0.00%	to	1.25%	41.03%	to	42.83%
2008	254	$4.07	to	$4.53	$1,082	0.00%	to	1.25%	(47.69)%	to	(47.02)%
2007	313	$7.78	to	$8.55	$2,497	0.00%	to	1.25%	10.98%	to	12.35%
2006	340	$7.01	to	$7.61	$2,461	0.00%	to	1.25%	15.11%	to	16.54%
2005	389	$6.09	to	$6.53	$2,428	0.00%	to	1.25%	8.94%	to	10.30%
AIM LARGE CAP GROWTH FUND
2009	92	$5.59	to	$6.29	$542	0.00%	to	1.25%	23.40%	to	24.80%
2008	101	$4.53	to	$5.04	$482	0.00%	to	1.25%	(38.78)%	to	(38.01)%
2007	113	$7.40	to	$8.13	$872	0.00%	to	1.25%	14.02%	to	15.48%
2006	140	$6.49	to	$7.04	$945	0.00%	to	1.25%	5.70%	to	7.15%
2005	173	$6.14	to	$6.57	$1,098	0.00%	to	1.25%	1.82%	to	2.98%
AIM SMALL CAP GROWTH FUND
2009	58	$11.48	to	$12.62	$687	0.00%	to	1.25%	32.87%	to	34.54%
2008	69	$8.64	to	$9.38	$608	0.00%	to	1.25%	(39.54)%	to	(38.81)%
2007	89	$14.29	to	$15.33	$1,301	0.00%	to	1.25%	10.01%	to	11.41%
2006	112	$12.99	to	$13.76	$1,479	0.00%	to	1.25%	12.86%	to	14.29%
2005	158	$11.51	to	$12.04	$1,841	0.00%	to	1.25%	6.97%	to	8.37%
ALGER BALANCED PORTFOLIO
2009	179	$11.74	to	$13.35	$2,150	0.00%	to	1.25%	27.61%	to	29.24%
2008	198	$9.20	to	$10.33	$1,856	0.00%	to	1.25%	(32.60)%	to	(31.77)%
2007	240	$13.65	to	$15.14	$3,328	0.00%	to	1.25%	10.98%	to	12.40%
2006	286	$12.30	to	$13.47	$3,537	0.00%	to	1.25%	3.45%	to	4.66%
2005	383	$11.89	to	$12.87	$4,572	0.00%	to	1.25%	7.12%	to	8.42%
ALGER MIDCAP GROWTH PORTFOLIO
2009	1,066	$12.99	to	$14.78	$14,118	0.00%	to	1.25%	49.83%	to	51.75%
2008	1,051	$8.67	to	$9.74	$9,296	0.00%	to	1.25%	(58.89)%	to	(58.36)%
2007	1,203	$21.09	to	$23.39	$25,815	0.00%	to	1.25%	29.94%	to	31.55%
2006	1,175	$16.23	to	$17.78	$19,185	0.00%	to	1.25%	8.78%	to	10.16%
2005	1,316	$14.92	to	$16.14	$19,717	0.00%	to	1.25%	8.43%	to	9.80%
AMERICAN CENTURY EQUITY INCOME FUND
2009	613	$17.47	to	$19.68	$10,336	0.00%	to	1.25%	10.85%	to	12.26%
2008	639	$15.76	to	$17.53	$10,055	0.00%	to	1.25%	(21.04)%	to	(20.06)%
2007	684	$19.96	to	$21.93	$13,770	0.00%	to	1.25%	0.50%	to	1.81%
2006	749	$19.86	to	$21.54	$14,501	0.00%	to	1.25%	18.00%	to	19.40%
2005	608	$16.83	to	$18.04	$9,993	0.00%	to	1.25%	1.14%	to	2.50%

											(Continued)

AMERICAN CENTURY INCOME & GROWTH FUND
2009	23	$9.01	to	$14.33	$207	0.00%	to	0.75%	17.01%	to	17.85%
2008	21	$7.70	to	$12.16	$159	0.00%	to	0.75%	(35.13)%	to	(34.66)%
2007	24	$11.87	to	$18.61	$280	0.00%	to	0.75%	(1.08)%	to	(0.27)%
2006	51	$12.00	to	$18.66	$615	0.00%	to	0.75%	16.28%	to	17.14%
2005	45	$10.32	to	$15.93	$468	0.00%	to	0.75%	4.03%	to	4.80%
AMERICAN FUNDS GROWTH FUND OF AMERICA
2009	695	$9.47	to	$9.88	$6,680	0.00%	to	1.25%	32.45%	to	34.24%
2008	750	$7.15	to	$7.36	$5,440	0.00%	to	1.25%	(39.97)%	to	(39.27)%
2007	304	$11.91	to	$12.12	$3,641	0.00%	to	1.25%	9.27%	to	10.58%
2006	203	$10.90	to	$10.96	$2,215	0.00%	to	1.25%	9.00%	to	9.60%
ARTISAN INTERNATIONAL FUND
2009	1,603	$10.19	to	$11.48	$18,206	0.00%	to	1.25%	38.08%	to	39.66%
2008	1,575	$7.38	to	$8.22	$12,538	0.00%	to	1.25%	(47.62)%	to	(46.93)%
2007	1,415	$14.09	to	$15.49	$20,834	0.00%	to	1.25%	18.20%	to	19.71%
2006	1,127	$11.92	to	$12.94	$14,063	0.00%	to	1.25%	24.04%	to	25.63%
2005	879	$9.61	to	$10.30	$8,764	0.00%	to	1.25%	14.81%	to	16.25%
COLUMBIA ASSET ALLOCATION FUND VARIABLE SERIES
2009	13	$13.48	to	$15.77	$169	0.00%	to	0.75%	22.99%	to	24.17%
2008	13	$10.96	to	$12.70	$138	0.00%	to	0.75%	(28.83)%	to	(28.29)%
2007	14	$15.40	to	$17.71	$210	0.00%	to	0.75%	8.37%	to	9.12%
2006	25	$14.21	to	$16.23	$359	0.00%	to	0.75%	10.93%	to	11.85%
2005	24	$12.81	to	$14.51	$313	0.00%	to	0.75%	5.78%	to	6.46%
COLUMBIA MID CAP VALUE FUND
2009	211	$7.85	to	$8.01	$1,686	0.00%	to	1.25%	30.18%	to	31.96%
2008	104	$6.03	to	$6.07	$631	0.00%	to	1.25%	(39.70)%	to	(39.30)%
DAVIS NEW YORK VENTURE FUND
2009	531	$8.80	to	$9.18	$4,786	0.00%	to	1.25%	29.99%	to	31.52%
2008	574	$6.77	to	$6.98	$3,957	0.00%	to	1.25%	(41.03)%	to	(40.24)%
2007	267	$11.48	to	$11.68	$3,078	0.00%	to	1.25%	3.33%	to	4.66%
2006	183	$11.11	to	$11.16	$2,031	0.00%	to	1.25%	11.10%	to	11.60%
FEDERATED CAPITAL APPRECIATION FUND
2009	424	$10.47	to	$11.52	$4,641	0.00%	to	1.25%	12.70%	to	14.17%
2008	586	$9.29	to	$10.09	$5,703	0.00%	to	1.25%	(29.83)%	to	(28.99)%
2007	482	$13.24	to	$14.21	$6,561	0.00%	to	1.25%	9.24%	to	10.58%
2006	452	$12.12	to	$12.85	$5,602	0.00%	to	1.25%	14.56%	to	16.08%
2005	471	$10.58	to	$11.07	$5,048	0.00%	to	1.25%	0.67%	to	1.84%

											(Continued)

FIDELITY VIP CONTRAFUND PORTFOLIO
2009	1,991	$16.72	to	$19.22	$33,683	0.00%	to	1.25%	34.08%	to	35.73%
2008	1,811	$12.47	to	$14.16	$22,951	0.00%	to	1.25%	(43.24)%	to	(42.51)%
2007	1,844	$21.97	to	$24.63	$41,133	0.00%	to	1.25%	16.12%	to	17.57%
2006	1,858	$18.92	to	$20.95	$35,129	0.00%	to	1.25%	10.32%	to	11.73%
2005	1,827	$17.15	to	$18.75	$31,238	0.00%	to	1.25%	15.49%	to	16.97%
FIDELITY VIP GROWTH PORTFOLIO
2009	3,401	$20.07	to	$11.46	$56,118	0.00%	to	1.25%	26.70%	to	28.33%
2008	3,951	$15.84	to	$8.93	$50,818	0.00%	to	1.25%	(47.83)%	to	(47.19)%
2007	4,346	$30.36	to	$16.91	$107,982	0.00%	to	1.25%	25.35%	to	27.05%
2006	4,817	$24.22	to	$13.31	$96,538	0.00%	to	1.25%	5.53%	to	6.82%
2005	5,429	$22.95	to	$12.46	$103,737	0.00%	to	1.25%	4.51%	to	5.77%
FRANKLIN SMALL-MID CAP GROWTH FUND
2009	13	$7.56	to	$17.42	$96	0.00%	to	0.75%	42.11%	to	43.14%
2008	13	$5.32	to	$12.17	$70	0.00%	to	0.75%	(42.92)%	to	(42.51)%
2007	14	$9.32	to	$21.17	$126	0.00%	to	0.75%	10.82%	to	11.66%
2006	14	$8.41	to	$18.96	$115	0.00%	to	0.75%	6.73%	to	7.54%
2005	20	$7.88	to	$17.63	$157	0.00%	to	0.75%	9.75%	to	10.53%
JANUS ASPEN WORLDWIDE PORTFOLIO
2009	126	$12.36	to	$14.83	$1,507	0.00%	to	0.95%	36.42%	to	38.08%
2008	128	$9.06	to	$10.74	$1,103	0.00%	to	0.95%	(45.19)%	to	(44.67)%
2007	149	$16.53	to	$19.41	$2,345	0.00%	to	0.95%	8.61%	to	9.66%
2006	141	$15.22	to	$17.70	$2,036	0.00%	to	0.95%	17.08%	to	18.16%
2005	178	$13.00	to	$14.98	$2,181	0.00%	to	0.95%	4.84%	to	5.87%
JANUS FUND
2009	12	$6.47	to	$15.35	$80	0.00%	to	0.75%	36.21%	to	37.05%
2008	10	$4.75	to	$11.20	$50	0.00%	to	0.75%	(40.25)%	to	(39.82)%
2007	10	$7.95	to	$18.61	$76	0.00%	to	0.75%	14.39%	to	15.23%
2006	14	$6.95	to	$16.15	$95	0.00%	to	0.75%	9.79%	to	10.54%
2005	18	$6.33	to	$14.61	$114	0.00%	to	0.75%	3.09%	to	3.99%
JANUS TWENTY FUND
2009	632	$7.26	to	$8.19	$4,774	0.00%	to	1.25%	41.52%	to	43.43%
2008	700	$5.13	to	$5.71	$3,690	0.00%	to	1.25%	(42.68)%	to	(42.03)%
2007	805	$8.95	to	$9.85	$7,366	0.00%	to	1.25%	34.18%	to	36.05%
2006	918	$6.67	to	$7.24	$6,380	0.00%	to	1.25%	10.98%	to	12.25%
2005	1,105	$6.01	to	$6.45	$6,919	0.00%	to	1.25%	8.09%	to	9.32%

											(Continued)

JANUS WORLDWIDE FUND
2009	256	$5.49	to	$6.19	$1,505	0.00%	to	1.25%	35.89%	to	37.86%
2008	293	$4.04	to	$4.49	$1,244	0.00%	to	1.25%	(45.70)%	to	(45.04)%
2007	351	$7.44	to	$8.17	$2,719	0.00%	to	1.25%	7.98%	to	9.22%
2006	419	$6.89	to	$7.48	$3,014	0.00%	to	1.25%	16.39%	to	17.80%
2005	559	$5.92	to	$6.35	$3,417	0.00%	to	1.25%	4.59%	to	5.83%
JENSEN PORTFOLIO
2009	122	$10.90	to	$11.67	$1,368	0.00%	to	1.25%	27.04%	to	28.67%
2008	149	$8.58	to	$9.07	$1,300	0.00%	to	1.25%	(30.02)%	to	(29.14)%
2007	173	$12.26	to	$12.80	$2,145	0.00%	to	1.25%	5.69%	to	7.02%
2006	169	$11.60	to	$11.96	$1,979	0.00%	to	1.25%	12.29%	to	13.69%
2005	140	$10.33	to	$10.52	$1,450	0.00%	to	1.25%	(2.82)%	to	(1.59)%
LEGG MASON VALUE TRUST
2009	304	$8.54	to	$9.39	$2,598	0.00%	to	1.25%	39.77%	to	41.63%
2008	384	$6.11	to	$6.63	$2,375	0.00%	to	1.25%	(55.30)%	to	(54.77)%
2007	555	$13.67	to	$14.66	$7,666	0.00%	to	1.25%	(7.20)%	to	(6.09)%
2006	652	$14.73	to	$15.61	$9,624	0.00%	to	1.25%	5.21%	to	6.55%
2005	743	$14.00	to	$14.65	$10,413	0.00%	to	1.25%	4.71%	to	6.01%
LORD ABBETT VALUE OPPORTUNITIES FUND
2009	28	$11.31	to	$11.37	$319	0.00%	to	1.25%	13.10%	to	13.70%
MAINSTAY SMALL COMPANY VALUE FUND
2009	24	$8.39	to	$8.75	$205	0.00%	to	1.25%	46.42%	to	48.31%
2008	52	$5.73	to	$5.90	$303	0.00%	to	1.25%	(37.65)%	to	(36.90)%
2007	65	$9.19	to	$9.35	$601	0.00%	to	1.25%	(18.46)%	to	(17.40)%
2006	24	$11.27	to	$11.32	$273	0.00%	to	1.25%	12.70%	to	13.20%
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
2009	6,871	$14.69	to	$16.61	$112,011	0.00%	to	1.25%	31.28%	to	32.99%
2008	6,701	$11.19	to	$12.49	$82,281	0.00%	to	1.25%	(40.76)%	to	(40.01)%
2007	6,384	$18.89	to	$20.82	$131,080	0.00%	to	1.25%	5.77%	to	7.10%
2006	5,952	$17.86	to	$19.44	$114,056	0.00%	to	1.25%	14.12%	to	15.51%
2005	5,227	$15.65	to	$16.83	$86,846	0.00%	to	1.25%	7.41%	to	8.79%
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
2009	1,546	$37.13	to	$24.33	$45,281	0.00%	to	1.25%	61.36%	to	63.40%
2008	1,576	$23.01	to	$14.89	$29,743	0.00%	to	1.25%	(41.29)%	to	(40.54)%
2007	1,769	$39.19	to	$25.04	$57,526	0.00%	to	1.25%	(2.44)%	to	(1.22)%
2006	2,049	$40.17	to	$25.35	$66,688	0.00%	to	1.25%	9.93%	to	11.33%
2005	2,308	$36.54	to	$22.77	$68,930	0.00%	to	1.25%	2.12%	to	3.41%

											(Continued)

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
2009	526		$31.81	to	$21.79	$12,876		0.00%	to	1.25%	64.14%	to	66.21%
2008	2,112		$19.38	to	$13.11	$28,956		0.00%	to	1.25%	(46.61)%	to	(45.94)%
2007	2,336		$36.30	to	$24.25	$59,814		0.00%	to	1.25%	(3.69)%	to	(2.49)%
2006	2,541		$37.69	to	$24.87	$66,695		0.00%	to	1.25%	11.15%	to	12.53%
2005	2,697		$33.91	to	$22.10	$63,650		0.00%	to	1.25%	(1.71)%	to	(0.50)%
MAXIM BOND INDEX PORTFOLIO
2009	1,193		$15.74	to	$17.90	$19,047		0.00%	to	1.25%	4.86%	to	6.17%
2008	1,157		$15.01	to	$16.86	$17,661		0.00%	to	1.25%	5.04%	to	6.44%
2007	1,002		$14.29	to	$15.84	$14,654		0.00%	to	1.25%	5.46%	to	6.74%
2006	912		$13.55	to	$14.84	$11,943		0.00%	to	1.25%	2.50%	to	3.78%
2005	899		$13.22	to	$14.30	$11,588		0.00%	to	1.25%	0.84%	to	2.07%
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
2009	2,902		$15.97	to	$17.95	$51,166		0.00%	to	1.25%	18.91%	to	20.39%
2008	2,905		$13.43	to	$14.91	$42,653		0.00%	to	1.25%	(14.84)%	to	(13.77)%
2007	2,645		$15.77	to	$17.29	$45,064		0.00%	to	1.25%	4.23%	to	5.56%
2006	2,521		$15.13	to	$16.38	$40,634		0.00%	to	1.25%	6.40%	to	7.76%
2005	2,395		$14.22	to	$15.20	$35,848		0.00%	to	1.25%	2.97%	to	4.25%
MAXIM INDEX 600 PORTFOLIO
2009	781		$26.45	to	$18.41	$16,532		0.00%	to	1.25%	23.43%	to	24.98%
2008	878		$21.43	to	$14.73	$15,318		0.00%	to	1.25%	(32.20)%	to	(31.36)%
2007	875		$31.61	to	$21.46	$22,911		0.00%	to	1.25%	(2.05)%	to	(0.83)%
2006	934		$32.27	to	$21.64	$24,779		0.00%	to	1.25%	13.15%	to	14.56%
2005	968		$28.52	to	$18.89	$22,973		0.00%	to	1.25%	5.71%	to	7.09%
MAXIM INVESCO ADR PORTFOLIO
2009	625		$20.59	to	$14.15	$10,151		0.00%	to	1.25%	29.01%	to	30.66%
2008	703		$15.96	to	$10.83	$8,935		0.00%	to	1.25%	(40.95)%	to	(40.20)%
2007	597		$27.03	to	$18.11	$13,407		0.00%	to	1.25%	6.08%	to	7.41%
2006	692		$25.48	to	$16.86	$14,563		0.00%	to	1.25%	22.32%	to	23.88%
2005	739		$20.83	to	$13.61	$12,465		0.00%	to	1.25%	9.92%	to	11.28%
MAXIM LIFETIME 2015 PORTFOLIO II
2009	12		$11.54	to	$11.63	$143		0.00%	to	1.25%	15.40%	to	16.30%
MAXIM LIFETIME 2025 PORTFOLIO II
2009	24		$11.87	to	$11.96	$285		0.00%	to	1.25%	18.70%	to	19.60%
MAXIM LIFETIME 2035 PORTFOLIO II
2009	7		$12.10	to	$12.20	$88		0.00%	to	1.25%	21.00%	to	22.00%
MAXIM LIFETIME 2045 PORTFOLIO II
2009	0	*	$12.18	to	$12.27	$0	*	0.00%	to	1.25%	21.80%	to	22.70%

													(Continued)

MAXIM LOOMIS SAYLES BOND PORTFOLIO
2009	2,893	$32.71	to	$25.05	$74,009	0.00%	to	1.25%	36.75%	to	38.47%
2008	2,965	$23.92	to	$18.09	$55,894	0.00%	to	1.25%	(22.71)%	to	(21.76)%
2007	3,027	$30.95	to	$23.12	$73,825	0.00%	to	1.25%	6.76%	to	8.09%
2006	2,741	$28.99	to	$21.39	$62,512	0.00%	to	1.25%	9.69%	to	11.12%
2005	2,490	$26.43	to	$19.25	$51,935	0.00%	to	1.25%	2.44%	to	3.72%
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
2009	492	$18.50	to	$21.05	$9,045	0.00%	to	1.25%	26.28%	to	27.81%
2008	646	$14.65	to	$16.47	$9,552	0.00%	to	1.25%	(33.47)%	to	(32.64)%
2007	569	$22.02	to	$24.45	$12,742	0.00%	to	1.25%	1.90%	to	3.21%
2006	573	$21.61	to	$23.69	$12,377	0.00%	to	1.25%	16.56%	to	18.04%
2005	567	$18.54	to	$20.07	$10,521	0.00%	to	1.25%	4.75%	to	6.08%
MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
2009	1,616	$17.58	to	$13.99	$26,019	0.00%	to	1.25%	30.22%	to	31.86%
2008	1,779	$13.50	to	$10.61	$22,245	0.00%	to	1.25%	(54.35)%	to	(53.77)%
2007	2,192	$29.57	to	$22.95	$59,894	0.00%	to	1.25%	4.93%	to	6.25%
2006	2,301	$28.18	to	$21.60	$60,200	0.00%	to	1.25%	34.19%	to	35.85%
2005	2,196	$21.00	to	$15.90	$43,133	0.00%	to	1.25%	15.26%	to	16.74%
MAXIM MODERATE PROFILE I PORTFOLIO
2009	16,076	$16.30	to	$18.52	$291,016	0.00%	to	1.25%	22.93%	to	24.46%
2008	16,297	$13.26	to	$14.88	$237,499	0.00%	to	1.25%	(24.27)%	to	(23.30)%
2007	15,921	$17.51	to	$19.40	$302,883	0.00%	to	1.25%	5.80%	to	7.12%
2006	15,164	$16.55	to	$18.11	$267,691	0.00%	to	1.25%	10.63%	to	12.00%
2005	13,814	$14.96	to	$16.17	$218,323	0.00%	to	1.25%	4.91%	to	6.24%
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
2009	15,192	$16.23	to	$18.25	$272,316	0.00%	to	1.25%	27.00%	to	28.52%
2008	15,180	$12.78	to	$14.20	$212,037	0.00%	to	1.25%	(31.11)%	to	(30.22)%
2007	14,645	$18.55	to	$20.35	$294,036	0.00%	to	1.25%	5.94%	to	7.27%
2006	13,730	$17.51	to	$18.97	$256,008	0.00%	to	1.25%	12.39%	to	13.80%
2005	12,050	$15.58	to	$16.67	$198,094	0.00%	to	1.25%	6.28%	to	7.62%
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
2009	4,001	$15.50	to	$17.63	$69,117	0.00%	to	1.25%	20.62%	to	22.09%
2008	4,023	$12.85	to	$14.44	$57,036	0.00%	to	1.25%	(19.13)%	to	(18.14)%
2007	3,769	$15.89	to	$17.64	$65,434	0.00%	to	1.25%	5.02%	to	6.39%
2006	3,523	$15.13	to	$16.58	$57,203	0.00%	to	1.25%	8.54%	to	9.95%
2005	3,246	$13.94	to	$15.08	$48,071	0.00%	to	1.25%	4.65%	to	5.90%

											(Continued)

MAXIM MONEY MARKET PORTFOLIO
2009	5,088	$22.59	to	$14.02	$89,463	0.00%	to	1.25%	(1.22)%	to	0.00%
2008	5,728	$22.87	to	$14.02	$103,561	0.00%	to	1.25%	0.62%	to	1.96%
2007	6,022	$22.73	to	$13.75	$107,677	0.00%	to	1.25%	3.41%	to	4.72%
2006	6,686	$21.98	to	$13.13	$116,111	0.00%	to	1.25%	3.29%	to	4.54%
2005	5,882	$21.28	to	$12.56	$99,336	0.00%	to	1.25%	1.48%	to	2.70%
MAXIM SMALL-CAP GROWTH PORTFOLIO
2009	881	$21.28	to	$12.09	$15,207	0.00%	to	1.25%	30.47%	to	32.13%
2008	990	$16.31	to	$9.15	$13,112	0.00%	to	1.25%	(42.00)%	to	(41.31)%
2007	1,154	$28.12	to	$15.59	$26,416	0.00%	to	1.25%	10.88%	to	12.32%
2006	1,406	$25.36	to	$13.88	$29,284	0.00%	to	1.25%	1.40%	to	2.66%
2005	1,763	$25.01	to	$13.52	$36,506	0.00%	to	1.25%	3.30%	to	4.56%
MAXIM STOCK INDEX PORTFOLIO
2009	6,958	$68.23	to	$12.08	$201,701	0.00%	to	1.25%	25.19%	to	26.76%
2008	7,332	$54.50	to	$9.53	$178,058	0.00%	to	1.25%	(38.06)%	to	(37.26)%
2007	7,810	$87.99	to	$15.19	$322,200	0.00%	to	1.25%	3.84%	to	5.19%
2006	8,626	$84.74	to	$14.44	$354,697	0.00%	to	1.25%	13.26%	to	14.60%
2005	9,817	$74.82	to	$12.60	$358,832	0.00%	to	1.25%	3.73%	to	5.09%
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
2009	2,600	$27.84	to	$15.51	$58,924	0.00%	to	1.25%	23.62%	to	25.18%
2008	2,670	$22.52	to	$12.39	$50,886	0.00%	to	1.25%	(36.97)%	to	(36.17)%
2007	3,174	$35.73	to	$19.41	$95,275	0.00%	to	1.25%	1.97%	to	3.24%
2006	3,486	$35.04	to	$18.80	$102,640	0.00%	to	1.25%	17.62%	to	19.14%
2005	3,770	$29.79	to	$15.78	$96,131	0.00%	to	1.25%	2.83%	to	4.09%
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
2009	3,609	$22.41	to	$25.36	$87,611	0.00%	to	1.25%	43.10%	to	44.83%
2008	3,672	$15.66	to	$17.51	$62,255	0.00%	to	1.25%	(41.11)%	to	(40.36)%
2007	3,806	$26.59	to	$29.36	$108,690	0.00%	to	1.25%	15.41%	to	16.88%
2006	3,946	$23.04	to	$25.12	$95,265	0.00%	to	1.25%	5.40%	to	6.71%
2005	3,795	$21.86	to	$23.54	$86,404	0.00%	to	1.25%	12.74%	to	14.16%
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
2009	2,009	$22.22	to	$18.58	$40,460	0.00%	to	1.25%	4.71%	to	6.05%
2008	2,128	$21.22	to	$17.52	$41,211	0.00%	to	1.25%	5.15%	to	6.44%
2007	2,062	$20.18	to	$16.46	$38,174	0.00%	to	1.25%	5.16%	to	6.47%
2006	2,231	$19.19	to	$15.46	$38,913	0.00%	to	1.25%	3.06%	to	4.39%
2005	2,434	$18.62	to	$14.81	$41,573	0.00%	to	1.25%	0.92%	to	2.14%

											(Continued)

MFS CORE GROWTH FUND
2009	21	$9.56	to	$10.52	$207	0.00%	to	1.25%	22.56%	to	24.06%
2008	22	$7.80	to	$8.48	$177	0.00%	to	1.25%	(37.40)%	to	(36.57)%
2007	24	$12.46	to	$13.37	$299	0.00%	to	1.25%	13.17%	to	14.57%
2006	26	$11.01	to	$11.67	$287	0.00%	to	1.25%	4.86%	to	6.28%
2005	34	$10.50	to	$10.98	$362	0.00%	to	1.25%	0.10%	to	1.29%
OPPENHEIMER CAPITAL APPRECIATION FUND
2009	335	$9.86	to	$10.86	$3,429	0.00%	to	1.25%	41.67%	to	43.65%
2008	317	$6.96	to	$7.56	$2,265	0.00%	to	1.25%	(46.54)%	to	(45.92)%
2007	346	$13.02	to	$13.98	$4,630	0.00%	to	1.25%	12.34%	to	13.75%
2006	271	$11.59	to	$12.29	$3,190	0.00%	to	1.25%	6.23%	to	7.52%
2005	293	$10.91	to	$11.43	$3,225	0.00%	to	1.25%	3.31%	to	4.67%
OPPENHEIMER GLOBAL FUND
2009	977	$13.13	to	$14.05	$13,140	0.00%	to	1.25%	37.49%	to	39.25%
2008	804	$9.55	to	$10.09	$7,804	0.00%	to	1.25%	(41.73)%	to	(41.06)%
2007	721	$16.39	to	$17.12	$11,971	0.00%	to	1.25%	4.59%	to	6.01%
2006	637	$15.67	to	$16.15	$10,022	0.00%	to	1.25%	15.99%	to	17.37%
2005	498	$13.51	to	$13.76	$6,725	0.00%	to	1.25%	12.40%	to	13.81%
PIMCO TOTAL RETURN PORTFOLIO
2009	1,297	$14.82	to	$16.30	$19,563	0.00%	to	1.25%	12.10%	to	13.51%
2008	1,072	$13.22	to	$14.36	$14,298	0.00%	to	1.25%	3.28%	to	4.59%
2007	865	$12.80	to	$13.73	$11,173	0.00%	to	1.25%	7.47%	to	8.80%
2006	857	$11.91	to	$12.62	$10,196	0.00%	to	1.25%	2.41%	to	3.70%
2005	901	$11.63	to	$12.17	$10,473	0.00%	to	1.25%	1.39%	to	2.70%
PIONEER EQUITY INCOME VCT PORTFOLIO
2009	92	$11.15	to	$12.70	$1,060	0.00%	to	1.25%	12.51%	to	13.90%
2008	112	$9.91	to	$11.15	$1,155	0.00%	to	1.25%	(31.32)%	to	(30.49)%
2007	140	$14.43	to	$16.04	$2,085	0.00%	to	1.25%	(0.76)%	to	0.56%
2006	164	$14.54	to	$15.95	$2,424	0.00%	to	1.25%	20.66%	to	22.13%
2005	164	$12.05	to	$13.06	$2,000	0.00%	to	1.25%	4.24%	to	5.49%
PUTNAM HIGH YIELD ADVANTAGE FUND
2009	158	$10.82	to	$11.04	$1,719	0.00%	to	1.25%	46.41%	to	48.39%
2008	25	$7.39	to	$7.44	$185	0.00%	to	1.25%	(26.10)%	to	(25.60)%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
2009	224	$8.03	to	$8.20	$1,814	0.00%	to	1.25%	54.42%	to	56.49%
2008	22	$5.20	to	$5.24	$115	0.00%	to	1.25%	(48.00)%	to	(47.60)%

											(Continued)

RIDGEWORTH SMALL CAP GROWTH STOCK FUND
2009	738	$10.04	to	$10.64	$7,556	0.00%	to	1.25%	30.73%	to	32.34%
2008	693	$7.68	to	$8.04	$5,394	0.00%	to	1.25%	(41.95)%	to	(41.23)%
2007	595	$13.23	to	$13.68	$7,956	0.00%	to	1.25%	10.80%	to	12.22%
2006	497	$11.94	to	$12.19	$5,948	0.00%	to	1.25%	0.25%	to	1.50%
2005	167	$11.91	to	$12.01	$1,990	0.00%	to	1.25%	19.10%	to	20.10%
ROYCE TOTAL RETURN FUND
2009	133	$8.45	to	$8.62	$1,139	0.00%	to	1.25%	24.26%	to	25.84%
2008	40	$6.80	to	$6.85	$270	0.00%	to	1.25%	(32.00)%	to	(31.50)%
RS SELECT GROWTH FUND
2009	21	$10.54	to	$11.28	$222	0.00%	to	1.25%	45.58%	to	47.45%
2008	24	$7.24	to	$7.65	$179	0.00%	to	1.25%	(45.69)%	to	(45.04)%
2007	30	$13.33	to	$13.92	$404	0.00%	to	1.25%	12.30%	to	13.73%
2006	38	$11.87	to	$12.24	$455	0.00%	to	1.25%	6.65%	to	8.03%
2005	59	$11.13	to	$11.33	$657	0.00%	to	1.25%	(2.79)%	to	(1.56)%
RS SMALL CAP GROWTH FUND
2009	263	$4.99	to	$5.62	$1,369	0.00%	to	1.25%	45.91%	to	47.51%
2008	310	$3.42	to	$3.81	$1,091	0.00%	to	1.25%	(46.31)%	to	(45.57)%
2007	362	$6.37	to	$7.00	$2,371	0.00%	to	1.25%	12.54%	to	14.01%
2006	445	$5.66	to	$6.14	$2,616	0.00%	to	1.25%	8.22%	to	9.45%
2005	580	$5.23	to	$5.61	$3,182	0.00%	to	1.25%	(0.57)%	to	0.72%
VAN KAMPEN AMERICAN VALUE FUND
2009	129	$8.46	to	$8.63	$1,108	0.00%	to	1.25%	37.34%	to	38.97%
2008	19	$6.16	to	$6.21	$119	0.00%	to	1.25%	(38.40)%	to	(37.90)%
VAN KAMPEN COMSTOCK FUND
2009	183	$8.64	to	$9.01	$1,616	0.00%	to	1.25%	27.62%	to	29.08%
2008	163	$6.77	to	$6.98	$1,118	0.00%	to	1.25%	(36.91)%	to	(36.08)%
2007	116	$10.73	to	$10.92	$1,250	0.00%	to	1.25%	(3.33)%	to	(2.06)%
2006	73	$11.10	to	$11.15	$815	0.00%	to	1.25%	11.00%	to	11.50%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.											(Concluded)

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company ("Great-West") as of December 31, 2009 and 2008, and the related consolidated statements of income, stockholder?s equity and cash flows for each of the three years in the period ended December 31, 2009, and the statements of assets and liabilities of FutureFunds Series Account of Great-West (the ?Series Account?) comprising the investment divisions as disclosed in Appendix A as of December 31, 2009, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented, are filed herewith in the Statement of Additional Information contained in Part B.

(b)	Exhibits
(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2)	Not applicable.

(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)	Form of Group Fixed and Variable Deferred Annuity Contract is filed herewith.

(5)	Form of Application is filed herewith.

(6)
Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549).  Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

(7)	Not applicable.

(8)(a)
Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)
Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(c)
Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(d)
Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)
Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)
Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)
Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)
Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)
Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)
Fund Participation Agreement, dated October 1, 2003, with Van Kampen Investor Services, Inc., Van Kampen Asset Management and Van Kampen Funds Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(k)
Fund Participation Agreement, dated April 30, 2009, with Columbia Variable Funds Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956)

(8)(l)
Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and  Lord Abbett Distributors, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 47 to Form N-4 registration statement filed on April 30, 2010 (File No. 2-89550)

(8)(m)
Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(9)	Opinion of Counsel is filed herewith.

(10)(a)	Written Consent of Jorden Burt LLP to be filed by amendment.

(10)(b)	Written Consent of Deloitte & Touche LLP to be filed by amendment

(11)	Not applicable

(12)	Not applicable

(13)
Powers of Attorney for Messrs. Balog, , A. Desmarais, P. Desmarais, Jr., Louvel, McFeetors, Nickerson, Orr, Plessis-Bélair, P. Ryan and Walsh are incorporated by reference to Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).  Powers of Attorneys for Messrs. T. Ryan, Royer and Rousseau are filed herewith

Item 25.                Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R. L. McFeetors	(1)	Chairman of the Board

J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R.Royer	(4)	Director

P.K. Ryan	(4)	Director

T.T. Ryan	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B. E. Walsh	QVan Capital, LLC 1 Dock Street, Fourth Floor Stamford, CT 06902	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

R.D. Saull	(1)	Executive Vice President and Chief Information Officer

J.L. McCallen	(2)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

G.R. Derback	(2)	Senior Vice President and Controller

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Frisen	(2)	Senior Vice President, Investments

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

K.T. Ledwos	(2)	Vice President and Actuary

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(2)	Senior Vice President, Investments

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.                      Persons controlled by or under common control with the Depositor or Registrant as of 12/31/09

Organizational Chart – December 31, 2009

I.           OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
        99.999% - Pansolo Holding Inc.
  100% - 3876357 Canada Inc.
  100% - 3439496 Canada Inc.
  100% - Capucines Investments Corporation
    32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
               94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
             53.78% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows.  There are issued and outstanding as of December 31, 2009 408,409,903 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 896,957,623.

Pansolo Holding Inc. owns directly 23,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 26,892,953 or 3.00 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.54%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.78% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 62.03%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,361,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.           Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
             100.0% - Great-West  Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
   100.0% - Great-West Lifeco U.S. Inc.
                    100.0% - GWL&A Financial Inc.
                                    60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
     60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
 60.0% - Great-West Life & Annuity Insurance Capital, LLC
     60.0% - Great-West Life & Annuity Insurance Capital, LLC II
                                   100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - First Great-West Life & Annuity Insurance Company (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
    100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
   100.0% - National Plan Coordinators of Delaware, Inc.
   100.0% - Emjay Corporation
  100.0% - EMJAY Retirement Plan Services, Inc.
   100.0% - GW Investor Services, LLC.
   100.0% - FASCore, LLC
     50.0% - Westkin Properties Ltd.
     82.01% - Maxim Series Fund, Inc.
   100.0% - GW Capital Management, LLC
   100.0% - Orchard Trust Company, LLC
   100.0% - Lottery Receivable Company One LLC
   100.0% - LR Company II, L.L.C.
   100.0% - Singer Collateral Trust IV
                                   100.0% - Singer Collateral Trust V

B.           Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
             100.0% - Great-West Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
                    100% - Great-West Lifeco U.S., Inc.
                   100% - Putnam Investments, LLC
                          100.0% - Putnam Acquisition Financing Inc.
             100.0% - Putnam Acquisition Financing LLC
               100.0% - Putnam U.S. Holdings, LLC
 100.0% - Putnam U.S. Holdings I Inc.
                   99.0% - Putnam Investment II LP (1% owned by Putnam U.S. Holdings II Inc.)
               100.0% -Putnam, LLC
       99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
       100.0% - Putnam Retail Management GP, Inc.
       100.0% - Putnam Investment Management, LLC
       100.0% - Putnam Advisory Company GP, Inc.
       99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
            100.0% - The Putnam Advisory Company, LLC
                 99.0% - Putnam U.S. Holdings II Inc. (1% owned by Putnam U.S. Holdings I Inc.)
                       100.0% - Putnam U.S. Holdings I, LLC
                    80.0% - PanAgora Asset Management, Inc.
                    100.0% -Putnam GP Inc.
                    100.0% - PII Holdings, Inc.
                    99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
                    100.0% - Putnam Investment Holdings, LLC
          100.0% - Putnam Aviation Holdings, LLC
          100.0% - Putnam Capital, LLC
               80.0% - TH Lee Putnam Capital Management, LLC
                100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
                          100.0% - Putnam International Holdings LLC
                100.0% - Putnam Investments Inc. (Canada)
                100.0% - Putnam Investments (Ireland) Limited
                100.0% - Putnam Investments Australia Pty Limited
                100.0% - Putnam Investments Securities Co., Ltd. (Japan)
                100.0% - Putnam International Distributors, Ltd. (Cayman)
            100.0% - Putnam Investments Argentina S.A.
          100.0% - Putnam Investments (Asia) Limited
                100.0% - Putnam Investments Limited (U.K.)
                 100.0% - New Flag UK Holdings Limited
                   100.0% - New Flag Asset Management Limited (UK)

C.           The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
                 100.0% - 2023308 Ontario Inc.
           100.0% - Great-West Life & Annuity Insurance Capital, LP
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
         40.0% - Great-West Life & Annuity Insurance Capital, LLC
           100.0% - Great-West Life & Annuity Insurance Capital, LP II
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
         40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
      100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
           100.0% - 6922023 Canada Inc.
           100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0%  - Gold Circle Insurance Company
100.0%  - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
                           100.0%  - GWL Investment Management Ltd.
                  100.0%  - 801611 Ontario Limited
100.0%  - 118050 Canada Inc.
                  100.0%  - 1213763 Ontario Inc.
99.9% -  Riverside II Limited Partnership
70.0% -   Kings Cross Shopping Centre Ltd.
100.0%  - 681348 Alberta Ltd.
                                           100.0% - The Owner: Condominium Plan No 8510578
                             50.0% - 3352200 Canada Inc.
100.0%  - 1420731 Ontario Limited
100.0%  - 1455250 Ontario Limited
100.0%  - CGWLL Inc.
  65.0%  - The Walmer Road Limited Partnership
  50.0%  - Laurier House Apartments Limited
100.0%  - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
    0.1% -  Riverside II Limited Partnership
100.0%  - High Park Bayview Inc.
  75.0%  - High Park Bayview Limited Partnership
                             50.0% - KAB Properties Inc.
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0%  - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - The Motion Picture Bond Company Inc.
100.0%  - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA  (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
 99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
100.0% - London Capital Management Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
  50.0% - Laurier House Apartments Limited
  30.0% - Kelowna Central Park Properties Ltd.
  30.0% - Kelowna Central Park Phase II Properties Ltd.
  30.0% - Trop Beau Developments Limited
100.0% - 42969098 Canada Inc.
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
 35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
    25.0% - High Park Bayview Limited Partnership
 50.0% - KAB Properties Inc.
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4%  - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0%  - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0%  - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0%  - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - HRMP, Inc.
51.0% - Health Reinsurance Management Partnership (HRMP) (Massachusetts)
100.0% - HRMP II, Inc.
49% Health Reinsurance Management Partnership (HRMP) (Massachusetts)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% Great-West Retirement Services (Europe) Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, Limited Liability Company
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - Crown Life Insurance Company

D.           IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
        100.0% - 171263 Canada Inc.
               66.3% - Power Financial Corporation
                    56.3% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Financial Charitable Foundation
100.0% - Strategic Charitable Giving Foundation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Financial Services Inc.
100.0% - Mackenzie (Rockies) Corp.
100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.
100.0% - Mackenzie Cundill Investment Management Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MSP 2007 GP Inc.
100.0% - Howson Tattersall Investment Counsel Limited
100.0% - MSP 2008 GP Inc.
100.0% - MSP 2009 GP Inc.
100.0% - MSP 2010 GP Inc.
 91.44% - Investment Planning Counsel Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Investment Corporation
100.0% - 9132-2155 Quebec Inc.
100.0% - Alpha I Financial Inc.
100.0% - IPC Save Inc.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
 50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.

E.	Pargesa Holding S.A. Group of Companies (European investments)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
                        100.0% - Power Financial Europe B.V.
           50.0% - Parjointco N.V.
              54.1% - Pargesa Holding S.A.
100.0% - Pargesa Netherlands B.V.
 26.1% - Imerys
 50.0% - Groupe Bruxelles Lambert
           Capital
    7.1%  - Suez Environment Company
  21.1% - Lafarge
    9.1% - Pernod Ricard
    0.6% - Iberdrola
    3.9% - Arkema
100.0% - Belgian Securities BV
               Capital
30.7% - Imerys
  61.6% - Brussels Securities
               Capital
100.0% - Sagerpar
3.8% - Groupe Bruxelles Lambert
100.0% - GBL Participations
100.0% - GBL Overseas Finance NV
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy Sárl
Capital
4.0% - Total
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur Sárl
100.0% - GBL Finance SA
               Capital
38.4% - Brussels Securities
100.0% - GBL Verwaltung Sàrl
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
  5.2% - GDF SUEZ (1)
43.0% - ECP 1
42.4% - ECP 2
100.0% - Pargesa Compagnie S.A..
100.0% - Fivaz & Cie SA
100.0% - Pargesa Luxembourg S.A.
100.0% - SFPG
100.0% - SIB Huston

(1) Based on Company’s published capital as of September, 2009

F.           Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - 4507053 Canada Inc.
100.0% - Gesca Ltée
100.0% - La Presse ltée
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Inc.
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
20.0% - 3859282 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
49.99% - 9059-2114 Québec Inc.
97.5% - DuProprio Inc.
100% - VR Estates Inc.
100% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100% - Private Real Estate Corporation
100% - 1083411 Alberta Ltd
100% - Comfree Commission Free Realty Inc.
100.0% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espaces Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - 6657443 Canada Inc.
  10.0% - Acquisio Inc.
    4.6% - Nstein Technologies Inc.
  50.0% - Workopolis Canada
  25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
  25.0% - Barrick Power Gold Corporation of China Limited
  100.0% - Power Pacific Mauritius Limited
7.61% - Vimicro
  0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.3% - CITIC Pacific Limited
5.8% - Yaolan Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited

H.           Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
   26.8% - Bellus Health Inc.
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - Communications BP S.A.R.L
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sodesm International Limited
100.0% - Sodesm Property Limited
  78.5% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
    4.9% - Mitel
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.           Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4400020 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - 4507088 Canada Inc.
100.0% Power Financial Capital Corporation

Item 27.	Number of Contractowners

As of the date this Registration Statement was filed, there were no owners of Contracts offered by means of the prospectus contained herein.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933.  The following excerpts contain the substance of these provisions:

 Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)           "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)           "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan.  A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.  “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) "Expenses" includes counsel fees.

(4)           "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation.  "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)           Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)           A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section.  A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)           The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)           In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)           The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2)           The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)           Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction.  On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a)           If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)           If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)           A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct  set forth in Section 7-109-102.  A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a)           By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum;or

(b)           If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)           If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)           By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4)           Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a)           An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)           A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107.  Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)           A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108.  If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)           Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting.  If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1.  In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2.  Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3.  Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.                Principal Underwriter

(a)
GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant.  GWFS also services as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Varifund Variable Annuity Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of First Great-West Life and Annuity Company (“First Great-West), COLI VUL-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Positions & offices with Underwriter
C. P. Nelson	(1)	Chairman, President and Chief Executive Officer
G. E. Seller	18111 Von Karman Street. Suite 560 Irvine, CA 92612	Director and Senior Vice President
R.K. Shaw	(1)	Director
G.R. McDonald	(1)	Director
W.S. Harmon	(1)	Director and Vice President
C.H. Cumming	(1)	Vice President
M.R. Edwards	(1)	Vice President
J.C. Luttges	(1)	Vice President
R. Meyer	(1)	Vice President, Taxation
K. A. Morris	500 North Central, Suite 220 Glendale, CA 91203	Vice President
G.R. Derback	(1)	Treasurer
B.A. Byrne	(1)	Secretary and Chief Compliance Officer
T.L. Luiz	(1)	Compliance Officer
M.C. Maiers	(1)	Investments Compliance Officer

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)
Registrant represents that in connection with its offering of Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)
GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Securities Act Rule 485(b) and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on the ___ day of April 2010.

FUTURE FUNDS SERIES ACCOUNT of
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ R. L. McFeetors	April 30, 2010
R. L. McFeetors*
Director, Chairman of the Board

/s/ M.T.G. Graye	April 30, 2010
M.T.G. Graye
Director, President and Chief Executive Officer

/s/ J L. McCallen	April 30, 2010
J L. McCallen
Senior Vice President and Chief Financial Officer

/s/ J. Balog	April 30, 2010
J. Balog* Director

/s/ J.L. Bernbach	April 30, 2010
J.L. Bernbach* Director

	/s/ A. Desmarais	April 30 , 2010
A. Desmarais* Director

	/s/ P. Desmarais, Jr.	April 30, 2010
P. Desmarais, Jr.* Director

	/s/ A. Louvel	April 30, 2010
A. Louvel* Director

	/s/ J.E.A. Nickerson	April 30, 2010
J.E.A. Nickerson* Director

	/s/ R. J. Orr	April 30, 2010
R. J. Orr* Director

	/s/ M. Plessis-Bélair	April 30, 2010
M. Plessis-Bélair* Director

	/s/ H.P. Rousseau	April 30, 2010
H.P. Rousseau* Director

	/s/ R. Royer	April 30, 2010
R. Royer* Director

P. K. Ryan Director

	/s/ T. T. Ryan	April 30 , 2010
T. T. Ryan* Director

	/s/ B. E. Walsh	April 30, 2010
B. E. Walsh* Director

*By:	/s/ R.G. Schultz	April 30, 2010
R.G. Schultz
Attorney-in-Fact pursuant to Power of Attorney